As filed with the Securities and Exchange Commission on April 29, 2014.

Registration Nos. 033-14954

811-05199

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 57	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street,

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 1, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates to all series of the Registrant, other than the two series in registration.

Prospectus
May 1, 2014
Columbia Variable Portfolio – Asset Allocation Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Asset Allocation Fund
2	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Asset Allocation Fund (the Fund) seeks total return, consisting of current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.02%	0.02%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.17%	0.17%
Acquired fund fees and expenses	0.72%	0.72%
Total annual Fund operating expenses(a)	0.91%	1.16%
(a)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Net Expenses” shown in the Financial Highlights section of this prospectus because “Net Expenses” do not include acquired fund fees and expenses.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Prospectus 2014	3

Columbia Variable Portfolio – Asset Allocation Fund
Summary of the Fund (continued)
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$ 93	$290	$504	$1,120
Class 2 (whether or not shares are redeemed)	$118	$368	$638	$1,409
Portfolio Turnover
The Fund and underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Fund invests at least 25% of its total assets in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”), or in Underlying Funds that primarily invest in such securities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in derivatives, including futures, such as exchange-traded futures contracts, primarily for hedging purposes.
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes and/or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
4	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Summary of the Fund (continued)
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Prospectus 2014	5

Columbia Variable Portfolio – Asset Allocation Fund
Summary of the Fund (continued)
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
6	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Summary of the Fund (continued)
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	12.56%
	Worst	4th Quarter 2008	-15.27%
Average Annual Total Returns (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	01/01/1989	18.17%	13.25%	6.68%
Class 2	06/01/2000	17.88%	13.01%	6.49%
Blended Benchmark (consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index) (reflects no deductions for fees, expenses or taxes)		17.56%	12.71%	6.54%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		32.39%	17.94%	7.41%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		-2.02%	4.44%	4.55%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager and Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2009
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2012
Marie Schofield, CFA	Senior Portfolio Manager and Chief Economist	Co-manager	2009
Beth Vanney, CFA	Portfolio Manager	Co-manager	2012
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
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Columbia Variable Portfolio – Asset Allocation Fund
Summary of the Fund (continued)
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Asset Allocation Fund (the Fund) seeks total return, consisting of current income and long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Fund invests at least 25% of its total assets in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”), or in Underlying Funds that primarily invest in such securities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in derivatives, including futures, such as exchange-traded futures contracts, primarily for hedging purposes.
The Investment Manager uses asset allocation as its principal investment approach. The Investment Manager:
■	allocates the Fund’s assets among asset class categories based on the historical and projected returns for each asset class.
■	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund based on each Columbia Fund’s historical returns and expected performance.
■	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
■	may invest in equity and fixed income securities, including TIPS, and other instruments.
■	reviews the asset allocations at least monthly, and may change these allocations when the Investment Manager believes it is appropriate to do so.
The Investment Manager may sell investments to adjust the allocation of the Fund’s assets; if the Investment Manager believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes and/or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt security will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by
Prospectus 2014	9

Columbia Variable Portfolio – Asset Allocation Fund
More Information About the Fund (continued)
both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that the Fund may incur in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (a counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed, which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s
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Columbia Variable Portfolio – Asset Allocation Fund
More Information About the Fund (continued)
shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their respective investment objectives. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for an underlying fund. This risk may be particularly important when one investor owns a substantial portion of an underlying fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
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Columbia Variable Portfolio – Asset Allocation Fund
More Information About the Fund (continued)
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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More Information About the Fund (continued)
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
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Columbia Variable Portfolio – Asset Allocation Fund
More Information About the Fund (continued)
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” (such as the Fund(s) offered in this prospectus), and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial
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More Information About the Fund (continued)
portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
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Columbia Variable Portfolio – Asset Allocation Fund
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FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio - Asset Allocation Fund
Class 1	0.13%
Class 2	0.38%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
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The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.02% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager and Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2009
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2012
Marie Schofield, CFA	Senior Portfolio Manager and Chief Economist	Co-manager	2009
Beth Vanney, CFA	Portfolio Manager	Co-manager	2012
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Ms. Mergen joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and a M.B.A. from the University of Massachusetts at Amherst.
Ms. Schofield joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990. Ms. Schofield began her investment career in 1975 and earned a B.S. from the College of Saint Rose.
Ms. Vanney joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999. Ms. Vanney began her investment career in 1990 and earned a B.S. from the University of Minnesota.
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More Information About the Fund (continued)
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
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■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Asset Allocation Fund
About Fund Shares and Transactions
References to the “Fund” throughout this section refer to the Fund and Underlying Funds, as the context requires.
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance
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About Fund Shares and Transactions (continued)
companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day. Any affiliated underlying funds calculate their NAV in the same manner as the Fund calculates its NAV.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
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Columbia Variable Portfolio – Asset Allocation Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per
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Columbia Variable Portfolio – Asset Allocation Fund
About Fund Shares and Transactions (continued)
share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or
Prospectus 2014	23

Columbia Variable Portfolio – Asset Allocation Fund
About Fund Shares and Transactions (continued)
managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders. The risks of excessive trading described above also apply to any underlying funds in which the Fund invests.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject
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Columbia Variable Portfolio – Asset Allocation Fund
About Fund Shares and Transactions (continued)
any purchase or transfer transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Columbia Variable Portfolio – Asset Allocation Fund
Distributions and Taxes
References to the “Fund” throughout this section refer to the Fund and Underlying Funds, as the context requires.
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
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Columbia Variable Portfolio – Asset Allocation Fund
Distributions and Taxes (continued)
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	27

Columbia Variable Portfolio – Asset Allocation Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended December 31,
Class 1	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$13.05	$11.81	$12.22	$11.08	$9.32
Income from investment operations:
Net investment income	0.24	0.25	0.24	0.26	0.25
Net realized and unrealized gain (loss)	2.11	1.27	(0.33)	1.19	1.93
Total from investment operations	2.35	1.52	(0.09)	1.45	2.18
Less distributions to shareholders:
Net investment income	(0.35)	(0.28)	(0.32)	(0.31)	(0.42)
Total distributions to shareholders	(0.35)	(0.28)	(0.32)	(0.31)	(0.42)
Net asset value, end of period	$15.05	$13.05	$11.81	$12.22	$11.08
Total return	18.17%	13.03%	(0.85%)	13.43%	24.00% (a)
Ratios to average net assets(b)
Total gross expenses	0.19%	0.24%	0.40%	0.97%	1.00%
Total net expenses(c)	0.15%	0.16%	0.13%	0.68% (d)	0.80% (d)
Net investment income	1.67%	1.99%	1.93%	2.27%	2.48%
Supplemental data
Net assets, end of period (in thousands)	$78,390	$77,976	$81,002	$95,031	$97,435
Portfolio turnover	15%	51%	89%	234% (e)	103%

Notes to Financial Highlights
(a)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Effective October 22, 2010, the Fund transitioned to a fund-of-funds structure. If the Fund had not transitioned, portfolio turnover would have been lower.

28	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Financial Highlights (continued)
	Year Ended December 31,
Class 2	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$12.96	$11.73	$12.15	$11.02	$9.27
Income from investment operations:
Net investment income	0.20	0.22	0.20	0.24	0.23
Net realized and unrealized gain (loss)	2.09	1.26	(0.32)	1.18	1.92
Total from investment operations	2.29	1.48	(0.12)	1.42	2.15
Less distributions to shareholders:
Net investment income	(0.31)	(0.25)	(0.30)	(0.29)	(0.40)
Total distributions to shareholders	(0.31)	(0.25)	(0.30)	(0.29)	(0.40)
Net asset value, end of period	$14.94	$12.96	$11.73	$12.15	$11.02
Total return	17.88%	12.76%	(1.09%)	13.26%	23.79% (a)
Ratios to average net assets(b)
Total gross expenses	0.44%	0.49%	0.68%	1.22%	1.25%
Total net expenses(c)	0.40%	0.41%	0.38%	0.85% (d)	0.95% (d)
Net investment income	1.42%	1.72%	1.66%	2.10%	2.34%
Supplemental data
Net assets, end of period (in thousands)	$17,832	$17,976	$20,036	$25,624	$27,677
Portfolio turnover	15%	51%	89%	234% (e)	103%

Notes to Financial Highlights
(a)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Effective October 22, 2010, the Fund transitioned to a fund-of-funds structure. If the Fund had not transitioned, portfolio turnover would have been lower.
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Columbia Variable Portfolio – Asset Allocation Fund
Appendix A
Underlying Funds — Investment Objectives and Strategies
The following is a brief description of the investment objectives and principal investment strategies of certain of the Underlying Funds (which are referred to as Funds in the descriptions below). The Investment Manager may add new Underlying Funds for investment or change Underlying Funds at any time. The Investment Manager does not necessarily invest Fund assets in each of the Underlying Funds listed below. Additional information regarding the Underlying Funds is available in their prospectus and SAI. This prospectus is not an offer for any of the Underlying Funds. For copies of prospectuses of the Underlying Funds, which contains this and other information, call 800.345.6611 or visit columbiamanagement.com. Read the prospectus carefully before you invest.
CMG Ultra Short Term Bond Fund
The Fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in a diversified portfolio of domestic debt securities of investment grade quality. Debt securities may be issued by governments, companies or special purpose entities and may include notes, bonds, debentures and commercial paper. Debt securities may also include bank loans, as well as assignments, participations and other interests in bank loans.
The Fund may invest in mortgage- and other asset-backed securities. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund may invest in floating rate debt securities, which have interest rates that adjust or “float” periodically.
The Fund may invest up to 20% of total assets in dollar-denominated foreign debt securities.
Under normal circumstances, the Fund’s dollar weighted average effective maturity will be two years or less, and its duration will be one year or less.
Columbia Absolute Return Currency and Income Fund
The Fund seeks to provide shareholders with positive absolute return.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the Fund’s investment manager seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.
The Fund’s investment in short-duration debt obligations consists primarily of (i) shares of an affiliated money market fund, and (ii) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings are designated as collateral by the Fund, as necessary, to cover on a net basis obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund targets portfolio duration of up to six months but may extend the portfolio duration up to one year. The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets. The Fund expects to utilize leverage, created through investments in cash-settled forwards, as part of its investment strategies. Leverage has the effect of increasing the Fund’s volatility.
Columbia Management Investment Advisers, LLC (the Investment Manager) uses a quantitative, proprietary model that applies various fundamental and technical factors, including based on current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar, subject to other considerations (including other fundamental, technical, and macroeconomic factors) in the Investment Manager’s discretion that may affect these rankings. The Investment Manager typically enters into long forward foreign currency contracts for currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager typically enters into short forward foreign currency contracts for currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar.
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Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
Columbia Absolute Return Emerging Markets Macro Fund
The Fund seeks to provide shareholders with positive (absolute) returns.
Under normal circumstances, the Fund pursues its investment objective by investing at least 80% of its net assets (including the amount of any borrowings for investment purposes) in long and short positions in sovereign debt obligations, currencies and/or interest rates of emerging market countries. The Fund may invest directly in debt of emerging market countries, including sovereign and quasi-sovereign (e.g., government agencies or instrumentalities) debt, denominated in the local or other foreign currencies or the U.S. dollar. The Fund may also invest indirectly in such debt, or invest in emerging market currencies and local market interest rates through derivatives such as credit default swaps, interest rate swaps and currency futures, options and forwards. Additionally, the Fund may invest up to 20% of its assets in positions in debt securities, currencies or interest rates of non-emerging market countries. For these purposes, emerging market countries are primarily those countries represented in the Morgan Stanley Capital International (MSCI) Emerging Markets Index, but may also include other countries that are not represented in the MSCI World Index. Sovereign (and quasi-sovereign) debt obligations of emerging market countries are often rated in the lower rating categories of recognized rating agencies or are considered to be of comparable quality. The Fund may invest without limitation in these lower quality obligations, as well as obligations which are often called “junk bonds.” The Fund may count the gross notional value of its derivative transactions towards the above 80% policy.
The Fund generally does not take actual ownership of foreign currencies or sell actual foreign currencies. Rather, through forward foreign currency contracts and currency futures, the Fund gains economic exposure comparable to the economic exposure that it would have if it had bought or sold the currencies directly.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Derivatives, such as futures (including currency, bond, index and interest rate futures), options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions) and swaps (including credit default and interest rate swaps), may also be utilized for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. Actual exposures (long and short) will vary over time.
The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles) or other high-quality, short-term investments to cover obligations with respect to, or that may result from, the Fund’s investments in forward foreign currency contracts, currency futures contracts or other derivatives.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Absolute Return Enhanced Multi-Strategy Fund
The Fund seeks to provide shareholders with positive (absolute) returns.
The Fund pursues positive (absolute) returns through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit equity market risk (commonly referred to as beta) through various investment and hedging strategies. The Fund’s investments and strategies are expected to employ both long and short positions in foreign and domestic equities (including common stock, preferred stock and convertible securities), equity futures, index futures, swaps, fixed-income securities (including sovereign and quasi-sovereign debt obligations and fixed income futures), currency forwards and futures and other commodity-related investments, and exchange-traded funds (ETFs). Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.
The Fund will employ a variety of strategies, techniques and practices that, in the aggregate, are designed to seek positive returns, with a low correlation to the performance of the broad equity markets. The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund may invest without limit in foreign investments (including currencies), which may include investments in emerging markets, and in investments that are rated below investment-grade or, if unrated, deemed to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
Prospectus 2014	A-2

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in derivatives such as futures (including currency, bond, index and interest rate futures), forward foreign currency contracts, forward rate agreements and interest rate swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, and/or to increase credit exposure. Futures, forwards and swaps, in particular, are expected to be utilized to gain long and short investment (or credit) exposures to securities, indexes, interest rates or currencies (in lieu of purchasing or selling a security, currency or other instrument directly).
In addition, under normal circumstances, the Fund uses forward foreign currency contracts in seeking to enhance returns based on fluctuations in the values of various foreign currencies relative to the U.S. dollar (the Currency Overlay Strategy). The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly.
The Fund may invest directly in derivatives or indirectly by investing in one or more offshore, wholly-owned subsidiaries (Subsidiaries) that are subject to the same fundamental investment restrictions, compliance policies and procedures as the Fund, but which are not expected to offer or sell their shares to investors other than the Fund. Generally, Subsidiaries will invest primarily in commodity futures, but they may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the 1940 Act), and other investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions.
Unlike the Fund (which is subject to limitations under federal tax laws), Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund, in combination with its Subsidiaries, will comply with the same 1940 Act asset coverage requirements with respect to the Subsidiaries’ investments in commodity-linked derivatives that are applicable to the Fund’s direct transactions in derivatives.
The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles) or other high-quality, short-term investments to cover obligations with respect to, or that may result from, the Fund’s investments in forward foreign currency contracts, currency futures contracts, commodity-linked investments or other derivatives.
Columbia Absolute Return Multi-Strategy Fund
The Fund seeks to provide shareholders with positive (absolute) returns.
The Fund pursues positive (absolute) returns through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit fixed income market risk (commonly referred to as beta) through various investment and hedging strategies. The Fund’s investments and strategies are expected to reflect both long and short positions in foreign and domestic fixed income securities (including sovereign and quasi-sovereign debt and municipal obligations), swaps, fixed income futures, equity futures, index futures, currency forwards and futures, other commodity-related investments, equities (including common stock, preferred stock and convertible securities) and exchange traded funds (ETFs).
Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.
The Fund will employ a variety of strategies, techniques and practices that, in the aggregate, are designed to seek positive returns, with a low correlation to the performance of the broad fixed income markets. The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund may invest without limit in foreign investments (including currencies), which may include investments in emerging markets, and in investments that are rated below investment-grade or, if unrated, deemed to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in derivatives such as futures (including currency, bond, index and interest rate futures), forward foreign currency contracts, forward rate agreements and interest rate swaps, including total return and credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, and/or to
A-3	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
increase credit exposure. Futures, forwards and swaps, in particular, are expected to be utilized to gain long and short investment (or credit) exposures to securities, indexes, interest rates or currencies (in lieu of purchasing or selling a security, currency or other instrument directly).
In addition, under normal circumstances, the Fund uses forward foreign currency contracts in seeking to enhance returns based on fluctuations in the values of various foreign currencies relative to the U.S. dollar (the Currency Overlay Strategy). The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly.
The Fund may invest directly in derivatives or indirectly by investing in one or more offshore, wholly-owned subsidiaries (Subsidiaries) that are subject to the same fundamental investment restrictions, compliance policies and procedures as the Fund, but which are not expected to offer or sell their shares to investors other than the Fund. Generally, Subsidiaries will invest primarily in commodity futures, but they may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the 1940 Act), and other investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions.
Unlike the Fund (which is subject to limitations under federal tax laws), Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund, in combination with its Subsidiaries, will comply with the same 1940 Act asset coverage requirements with respect to the Subsidiaries’ investments in commodity-linked derivatives that are applicable to the Fund’s direct transactions in derivatives.
The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles) or other high-quality, short-term investments to cover obligations with respect to, or that may result from, the Fund’s investments in forward foreign currency contracts, currency futures contracts, commodity-linked investments or other derivatives.
Columbia Acorn Emerging Markets Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in companies located in emerging market countries, including frontier market countries. Emerging market countries are those countries whose economies are developing or emerging from underdevelopment (for example, China, India, Poland and Turkey). Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (for example, Vietnam, Colombia, Nigeria and Kazakhstan). For purposes of the Fund's policies, the Fund may invest in a company if (i) it is domiciled in, or the principal trading market for its securities is in, an emerging market country, (ii) it derives 50% or more of its economic value from goods produced, sales made or services performed or has at least 50% of its assets in an emerging market country or countries or (iii) it is a holding company that predominantly holds shares in such companies. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Fund takes advantage of the Investment Manager's research and stock-picking capabilities to initially invest in a limited number of companies (generally under 100), offering the potential to provide above-average growth over time.
Columbia Acorn European Fund
The Fund seeks long-term capital appreciation.
Prospectus 2014	A-4

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in European companies. Under normal circumstances, the Fund invests at least 70% of its total assets in companies in Western European countries (for example, the United Kingdom, Germany, France and Italy), but also may invest up to 30% of its total assets in companies in emerging Central and Eastern European countries (for example, Poland, the Czech Republic, Turkey and Cyprus), including up to 10% of its total assets in companies in Russia and the Ukraine. For purposes of the Fund's policies, the Fund may invest in a company if (i) it is domiciled in, or the principal trading market for its securities is in, a European country, (ii) it derives 50% or more of its economic value from goods produced, sales made or services performed or has at least 50% of its assets in a European country or countries or (iii) it is a holding company that predominantly holds shares in such companies. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Fund takes advantage of the Investment Manager's research and stock-picking capabilities to initially invest in a limited number of companies (generally under 100), offering the potential to provide above-average growth over time.
Columbia Acorn® Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).
Columbia Acorn International®
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 75% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under
A-5	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
Columbia Acorn International Select
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom).
The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $25 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $25 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $25 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.
The Fund invests in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.
Columbia Acorn SelectSM
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $20 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $20 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $20 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC believes that stocks of companies with market capitalizations under $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Colombia).
The Fund invests in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time.
Columbia Acorn USA
The Fund seeks long-term capital appreciation.
Prospectus 2014	A-6

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount any borrowings for investment purposes) in U.S. companies.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
Columbia Asia Pacific ex-Japan Fund
The Fund seeks to provide shareholders with long-term growth of capital.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund may invest in companies that have market capitalizations of any size. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
The Fund will normally have exposure to foreign currencies.
Columbia Bond Fund
The Fund seeks current income, consistent with minimal fluctuation of principal.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined to be of comparable quality. The Fund may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.
The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities.
The selection of debt obligations is the primary decision in building the investment portfolio.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Columbia Commodity Strategy Fund
A-7	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
The Fund seeks to provide shareholders with total return.
Under normal circumstances, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund invests, directly or indirectly, in a portfolio of commodity-linked investments, including commodity-linked futures, structured notes and/or swaps that are designed to provide exposure to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. A substantial portion of the Fund’s net assets will also be invested in a portfolio of fixed income securities rated investment-grade or, if unrated, deemed of comparable quality, which will consist primarily of: (i) U.S. Government securities, corporate debt securities, mortgage-backed securities and/or asset-backed securities; and/or (ii) shares of an affiliated money market fund. In addition to investing in these holdings for their income-producing potential, these holdings will be designated by the Fund, as necessary, to serve as collateral with respect to the Fund’s commodity-linked investments.
The Fund primarily expects to gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the Subsidiary). The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. It is expected that the gross notional value of the Fund’s (including the Subsidiary’s) commodity-linked investments will be equivalent to at least 90% of the Fund’s net assets. Like the Fund, the Subsidiary will not invest directly in physical commodities. The Subsidiary also invests in investment-grade fixed income securities and shares of an affiliated money market fund for investment purposes or to serve as collateral for its commodity-linked investments. The Fund’s investment in the Subsidiary permits it to gain exposure to the commodities markets in a potentially tax-efficient manner. The Subsidiary has the same investment objective as the Fund and, like the Fund, is managed by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) and subadvised by Threadneedle International Limited (Threadneedle).
Derivatives, such as futures, options, structured notes and swaps, may also be utilized to produce incremental earnings, hedge existing positions, increase market exposure and/or increase investment flexibility. Actual exposures will vary over time based on factors such as market movements and assessments of market conditions by the Fund’s portfolio managers. The Fund may engage in derivative transactions on both U.S. and foreign exchanges or in the “over-the-counter” (OTC) market.
In constructing the Fund’s fixed-income portfolio, Threadneedle seeks to identify a portfolio of investment-grade fixed income securities, generally with a dollar-weighted average portfolio duration of 1 year or less.
Columbia Contrarian Core Fund
The Fund seeks total return, consisting of long-term capital appreciation and current income.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income.
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Columbia Convertible Securities Fund
The Fund seeks total return, consisting of capital appreciation and current income.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in directly in equity securities.
The Fund looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets. The Fund also may invest in private placements.
Columbia Corporate Income Fund
The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Prospectus 2014	A-8

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined to be of comparable quality. The Fund may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). Under normal circumstances, the Fund’s average effective duration will be between three and ten years.
The Fund may invest in derivatives for both hedging and non-hedging purposes, including interest rate futures for hedging purposes. The Fund also may invest in private placements.
The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Columbia Diversified Equity Income Fund
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Columbia Dividend Income Fund
The Fund seeks total return, consisting of current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund invests principally in securities of companies believed to be undervalued but also may invest in securities of companies believed to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
Columbia Dividend Opportunity Fund
The Fund seeks to provide shareholders with a high level of current income. The Fund’s secondary objective is growth of income and capital.
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
A-9	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
Columbia Emerging Markets Bond Fund
The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
The Fund invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging market countries are generally those either defined by World Bank-defined per capita income brackets or determined to be an emerging market based on the Fund investment team’s qualitative judgments about a country’s level of economic and institutional development, among other factors. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Fixed income securities may be denominated in either U.S. dollars or the local currency of the issuer. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and below investment grade or considered to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade or, if unrated, determined to be of comparable quality.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Emerging Markets Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment.
The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund may invest in securities that the investment manager believes are undervalued, represent growth opportunities, or both.
Columbia Equity Value Fund
The Fund seeks to provide shareholders with growth of capital and income.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Prospectus 2014	A-10

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Columbia European Equity Fund
The Fund seeks to provide shareholders with capital appreciation.
The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European companies. These equity securities generally include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts (ADRs), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. A company is considered to be located in Europe if:
■	It is organized under the laws of a European country or has a principal office in a European country;
■	It derives at least 50% of its total revenues from businesses in Europe; or
■	Its equity securities are traded principally on a stock exchange in Europe.
Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets.
The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.
Columbia Flexible Capital Income Fund
The Fund seeks to provide shareholders current income, with long-term capital appreciation.
In pursuing its investment objective, the Fund invests broadly in debt, equity and/or “hybrid” (convertible) securities. The Fund allocates its investments from one asset class to another based on analysis by the portfolio managers of the opportunities for the Fund to achieve its objective in a given market. The Fund’s investments in debt securities may include investment grade and non-investment grade bonds, bank loans and U.S. Government securities. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade (i.e., high-yield or “junk” securities) or, if unrated, deemed of comparable quality.
The Fund seeks to invest in undervalued or out-of-favor securities it believes offer opportunities for current income, with long-term capital appreciation.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain either a particular dollar-weighted average maturity or a particular duration.
The Fund’s equity securities will consist primarily of large capitalization, dividend paying common stocks or preferred securities, but the Fund may invest in issuers of any size. The Fund may also invest in hybrid securities, including convertible bonds and convertible preferred securities.
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
Columbia Floating Rate Fund
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “high yield securities” or “junk bonds”) or, if unrated, determined to be of comparable quality.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund normally invests in senior secured floating rate loans.
Senior floating rate loans held by the Fund will generally have final maturities of nine years or less.
A-11	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
To the extent the Fund invests in derivative instruments, the Fund may count the value of derivative securities with floating rate loan characteristics towards its 80% policy.
The investment manager may also invest in other securities, including investment grade fixed income debt obligations, non-investment grade fixed income debt obligations, affiliated money market funds and certain money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.
Columbia Global Bond Fund
The Fund seeks to provide shareholders with high total return through income and growth of capital. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
In addition, in pursuing its objective, the Fund, relying on quantitative and qualitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates and duration risks. The Fund may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.
In addition, under normal circumstances, the Fund uses forward foreign currency contracts in seeking to enhance returns based on fluctuations in the values of various foreign currencies relative to the U.S. dollar (the Currency Overlay Strategy). The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Global Dividend Opportunity Fund
The Fund seeks total return, consisting of current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of U.S. and foreign companies. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. The Fund invests principally in securities of companies believed to be attractively valued and to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Prospectus 2014	A-12

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.
The Fund may invest in derivatives, including forward foreign currency contracts, for the purpose of hedging existing positions.
Columbia Global Energy and Natural Resources Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.
The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets to gain exposure to precious metals, such as gold, including companies engaged in the production of precious metals.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts or companies that have been formed under the laws of non-U.S. countries, including those of emerging markets. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.
The Fund may invest in derivatives, including options and forward foreign currency contracts. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.
In addition, under normal circumstances, the Fund uses forward foreign currency contracts in seeking to enhance returns based on fluctuations in the values of various foreign currencies relative to the U.S. dollar (the Currency Overlay Strategy). The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly.
The Fund may invest in securities that the investment manager believes are undervalued, represent growth opportunities, or both.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Global Equity Fund
The Fund seeks to provide shareholders with long-term capital growth.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities, including securities of companies located in developed and emerging countries. These equity securities generally include common stocks.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to
A-13	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
Columbia Global Infrastructure Fund (formerly Columbia Recovery and Infrastructure Fund)
The Fund seeks to provide shareholders with long-term growth of capital.
The Fund invests in infrastructure-related securities that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related issuers have good prospects for growth or capital appreciation). Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities (equity, fixed-income and/or other “hybrid” (convertible) securities) of infrastructure-related issuers and/or securities intended primarily to finance infrastructure-related activities. Infrastructure-related issuers are defined as U.S. or foreign companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets. Investments in infrastructure-related issuers may also include securities issued to finance infrastructure-related assets.
Infrastructure-related assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure-related assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund’s investments include issuers with a direct investment in infrastructure-related companies and in issuers that operate or utilize infrastructure-related assets (e.g., airlines, automakers, and technology companies) or issuers with indirect exposure to infrastructure-related assets (e.g., suppliers of construction materials). The Fund may also invest in securities that are intended to finance infrastructure-related activities. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related, including issuers that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund’s investments can include high-yield instruments, which are investments rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. The Fund may invest in companies that have market capitalizations of any size.
Under normal circumstances, the Fund invests at least 40% of its net assets in issuers that maintain their principal place of business or conduct their principal business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries (the 40% Global Investment Policy). The Fund considers an issuer to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. From time to time, the Fund may be below this 40% level and, in such circumstances, the Fund will then endeavor to invest its assets to bring the Fund’s net assets above this 40% level, consistent with the investment manager’s view of market and other conditions and available investment opportunities. Such investments can include securities of emerging market and frontier market issuers. From time to time, the Fund may concentrate its investments in certain countries or geographic areas.
In addition to investing in individual stocks, bonds (which can include municipal securities) or other securities, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs) and other pooled investment vehicle and investment companies.
Columbia Greater China Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies whose principal activities are located in the Greater China region. The Greater China region includes Hong Kong, The People’s Republic of China, Taiwan and certain other countries. The Fund’s investments include securities of emerging market issuers. The investment manager determines if a company’s principal activities are located in the Greater China region by considering the company’s country of organization, its primary stock exchange listing, the source of its revenues, the location of its assets and other factors.
The Fund may invest in companies that have market capitalizations of any size believed to be undervalued or have the potential for long-term growth.
Prospectus 2014	A-14

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia High Yield Bond Fund
The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as floating rate loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality.
The Fund may invest up to 25% of its net assets in high yield debt instruments of foreign issuers.
Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio managers in selecting investments than either maturity or duration.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
Columbia Income Opportunities Fund
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.
Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities determined to be of comparable quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the energy sector.
Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio manager in selecting investments than either maturity or duration.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
Columbia Inflation Protected Securities Fund
The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed to be of comparable quality. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them.
A-15	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments.
The Fund may invest in derivatives, including futures, such as bond futures and interest rate futures, forward currency contracts, credit default swaps, credit default swap indexes, IOs and POs securities and dollar rolls in the “to be announced” (TBA) market for the purpose of managing portfolio duration and yield curve exposure and hedging purposes.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund is a non-diversified fund.
Columbia Intermediate Bond Fund
The Fund seeks total return, consisting of current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined to be of comparable quality.
The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.
The Fund may invest in derivatives, including futures, forwards, mortgage backed securities in the “to be announced” (TBA) market, options and swap contracts. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities.
The selection of debt obligations is the primary decision in building the investment portfolio.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Columbia International Bond Fund
The Fund seeks total return, consisting of current income and capital appreciation.
Under normal circumstances, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in fixed-income securities of foreign (non-U.S.) issuers.
The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries. Securities may be denominated in foreign (non-U.S. dollar) currencies, baskets of foreign currencies or the U.S. dollar.
The Fund does not have a duration target. The Fund’s dollar-weighted average maturity and duration will vary, based on the forecast for interest rates, in various countries.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade government or corporate debt obligations, including money market instruments, of issuers located in at least three foreign countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
Prospectus 2014	A-16

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
The Fund may invest in derivatives, including futures (including index and currency futures), forwards, options and swap contracts in an effort to produce incremental earnings, to hedge existing positions (including attempting to hedge the effects of currency value fluctuations on the Fund's investments), to increase market or credit exposure, to increase investment flexibility (including using the derivative as a substitute for the purchase or sale of an underlying security, currency or other instrument).
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia International Value Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of total assets (including the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts.
The Fund may invest in currency forwards, futures and options for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.
The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:
■	normally invests no more than 5% of its total assets in a single security;
■	typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and
■	generally may not invest more than 20% of its total assets in emerging markets.
The investment manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio.
Prior to December 16, 2013, the Fund had invested all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). Effective December 16, 2013, the Fund converted from a feeder fund in a master-feeder structure into a stand-alone fund, investing directly in individual portfolio securities rather than investing all or substantially all of its assets in the Master Portfolio. This conversion did not result in any changes in the investment objective or principal investment strategies of the Fund.
Columbia Large Cap Enhanced Core Fund
The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor's (S&P) 500® Index.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks that comprise the S&P 500 Index (the Index), convertible securities that are convertible into stocks included in the Index, and derivatives whose returns are closely equivalent to the returns of the Index or its components.
The Fund primarily invests in securities included in the Index but generally holds fewer stocks than the Index and may hold securities that are not in the Index.
Although the Fund’s investment manager attempts to maintain a portfolio that generally matches the risk characteristics of the Index, it will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the Index and to reduce the potential of underperforming the Index over time. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.
A-17	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.
The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
Columbia Large Cap Growth Fund
The Fund seeks long-term capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $406 million and $490.3 billion as of October 31, 2013). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector and the information technology and technology-related sectors.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Large Cap Index Fund
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500® Index.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks that comprise the S&P 500 Index (the Index). The Fund may invest in derivatives, consisting of stock index futures, as substitutes for the underlying securities in the Index.
Different common stocks have different weightings in the Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the Index, Columbia Management Investment Advisers, LLC (the Investment Manager) attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the Index. This is referred to as a passive or indexing approach to investing. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Fund’s investment manager, which is currently included in the Index, subject to certain restrictions.
The Fund attempts to achieve at least a 95% correlation between the performance of the Index and the Fund’s investment results, before fees and expenses.
Columbia Large Core Quantitative Fund
The Fund seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. These equity securities generally include common stocks.
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.
The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
Columbia Large Growth Quantitative Fund
The Fund seeks to provide shareholders with long-term capital growth.
Prospectus 2014	A-18

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. These equity securities generally include common stocks.
The Fund primarily invests in securities included in the Index but generally holds fewer stocks than the Index and may hold securities that are not in the Index. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector and the information technology sector.
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.
The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
Columbia Large Value Quantitative Fund
The Fund seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Value Index (the Index) at the time of purchase. These equity securities generally include common stocks.
The Fund primarily invests in securities included in the Index but generally holds fewer stocks than the Index and may hold securities that are not in the Index. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
Columbia Limited Duration Credit Fund
The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. The Fund will primarily invest in debt securities with short- and intermediate-term maturities generally similar to those included in the Fund’s benchmark index, the Barclays U.S. 1-5 Year Corporate Index (the Index). The Fund may invest up to 15% of its net assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”).
Under normal circumstances, the Fund targets an average portfolio duration within one year of the duration of the Index which, as of October 31, 2013 was 2.85 years.
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
Columbia Marsico Flexible Capital Fund
The Fund seeks to provide shareholders with long-term growth of capital.
The Fund invests in equity securities and other investments that are selected primarily for their long-term growth potential. The Fund may also invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities” or “junk bonds”). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established
A-19	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as, without limitation, the introduction of a new product line, the appointment of a new management team, or an acquisition. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund may use derivatives, such as options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility.
Columbia Marsico Focused Equities Fund
The Fund seeks long-term growth of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 35 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% in foreign securities, including in emerging market securities.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as, without limitation, the introduction of a new product line, the appointment of a new management team, or an acquisition.
Columbia Marsico Growth Fund
The Fund seeks long-term growth of capital.
Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% in foreign securities, including in emerging market securities.
The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as, without limitation, the introduction of a new product line, the appointment of a new management team, or an acquisition.
Columbia Marsico International Opportunities Fund
The Fund seeks long-term growth of capital.
Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the United States.
The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as, without limitation, the introduction of a new product line, the appointment of a new management team, or an acquisition.
Prospectus 2014	A-20

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Columbia Mid Cap Growth Fund
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell Midcap Index (the Index) at the time of purchase (between $896 million and $28.3 billion as of November 30, 2013).
The market capitalization range and composition of the companies in the Index are subject to change. The Fund may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Index.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Columbia Mid Cap Index Fund
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks that comprise the S&P MidCap 400 Index (the Index). The Fund may invest in derivatives, consisting of stock index futures, as substitutes for the underlying securities in the Index.
Different common stocks have different weightings in the Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the Index, Columbia Management Investment Advisers, LLC (the Investment Manager) attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the Index. This is referred to as a passive or indexing approach to investing.
The Fund attempts to achieve at least a 95% correlation between the performance of the Index and the Fund’s investment results, before fees and expenses.
Columbia Mid Cap Value Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index (the Index) at the time of purchase (between $438 million and $30.4 billion as of May 31, 2013), that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
The investment manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio.
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Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
Columbia Mid Cap Value Opportunity Fund
The Fund seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap Value Index (the Index) (between $1.6 billion and $23.9 billion as of August 31, 2013). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Index.
The Fund may invest up to 25% of its net assets in foreign investments. Foreign investments include depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Columbia Money Market Fund
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. Government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.
Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day to day.
The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:
■	Invests substantially in securities rated in the highest short-term rating category, or deemed to be of comparable quality. However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality.
■	Limits its U.S. dollar-weighted average portfolio maturity to 60 days or less and its U.S. dollar-weighted average life to 120 days or less.
■	Buys obligations with remaining maturities of 397 days or less (as maturity is calculated by SEC rules governing the operation of money market funds).
■	Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.
Columbia Multi-Advisor International Equity Fund
The Fund seeks long-term capital growth.
Under normal circumstances, the Fund invests at least 80% of total assets (including the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets.
The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund’s overall risk exposure.
In addition, under normal circumstances, the Fund uses forward foreign currency contracts in seeking to enhance returns based on fluctuations in the values of various foreign currencies relative to the U.S. dollar (the Currency Overlay Strategy). The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly.
The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructuring.
Prospectus 2014	A-22

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund’s assets is subadvised by Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager. The subadviser and Columbia Management use their own methodology for selecting investments.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.
Columbia Multi-Advisor Small Cap Value Fund
The Fund seeks to provide shareholders with long-term capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index (the Index). The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $47 million to $3.6 billion as of August 31, 2013. The Fund may invest in any type of securities, including common stocks and depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector and the industrials sector.
The Fund may invest up to 25% of its net assets in foreign investments.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC; Donald Smith & Co., Inc.; Metropolitan West Capital Management, LLC; and Turner Investments, L.P. (Barrow Hanley, Donald Smith, MetWest Capital and Turner,each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.
Columbia Overseas Value Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of total assets (including the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts.
The Fund may invest in currency forwards, futures and options for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.
The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:
■	normally invests no more than 5% of its total assets in a single security;
■	typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and
■	generally may not invest more than 20% of its total assets in emerging markets.
The investment manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio.
Columbia Pacific/Asia Fund
The Fund seeks long-term capital appreciation.
A-23	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, which includes Australia, New Zealand and India, and other countries within this region (the Pacific/Asia region). The Fund may invest in a variety of countries (including emerging markets), industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in currency forwards and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund may invest in securities believed to be undervalued, represent growth opportunities, or both.
Columbia Real Estate Equity Fund
The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including REITs. Equity securities include, among other things, common stocks, preferred stocks and securities convertible into common and preferred stocks. A company is considered to be “principally engaged” in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund may invest in equity REITs, mortgage REITs and hybrid REITs.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Select Large Cap Equity Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations, at the time of purchase, in the range of companies in the Standard & Poor’s (S&P) 500 Index (the Index). The market capitalization range of the companies included within the Index was $2.7 billion to $433.1 billion as of September 30, 2013.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights and may invest in exchange-traded funds. The Fund may from time to time emphasize one or more economic sectors in selecting its investments,including the technology and technology-related sectors. Generally, the Fund anticipates holding between 45 and 65 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Columbia Select Large Cap Growth Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $519 million to $370.4 billion as of June 30, 2013.
Prospectus 2014	A-24

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Columbia Select Large-Cap Value Fund
The Fund seeks to provide shareholders with long-term capital appreciation.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $1.55 billion and $457 billion as of August 31, 2013). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund’s Board of Trustees may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund may hold a small number of securities consistent with its value investment approach.
Columbia Select Smaller-Cap Value Fund
The Fund seeks to provide shareholders with long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $47 million and $3.6 billion as of August 31, 2013). The market capitalization range and composition of the companies in the Index are subject to change. The Fund’s Board of Trustees may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector. The Fund may hold a small number of securities consistent with its value investment approach.
Columbia Seligman Communications and Information Fund
The Fund seeks to provide shareholders with capital gain.
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in securities of large capitalization companies that are well established and can be expected to grow with the market. The Fund may also invest in small-to-medium size capitalization companies that the Fund’s portfolio managers believe provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries. These securities generally include common stocks.
A-25	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Seligman Global Technology Fund
The Fund seeks to provide shareholders with long-term capital appreciation.
The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and biotechnology. The Fund may invest in securities of companies domiciled in any country believed to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may, from time to time, take temporary defensive positions that may result in the Fund investing less than 30% of its net assets in companies outside the U.S. in seeking to minimize extreme volatility caused by adverse market, economic, political or other conditions.
The Fund may invest in companies that have market capitalizations of any size. Securities of large capitalization companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size capitalization, and the Fund may invest in these companies as well.
The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Short Term Bond Fund
The Fund seeks current income, consistent with minimal fluctuation of principal.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality.
The Fund may invest in mortgage- and other asset-backed securities. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund may invest in floating rate debt securities, which have interest rates that adjust or “float” periodically.
The Fund may invest in derivatives, including treasury futures and mortgage backed securities in the “to be announced” (TBA) market. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.
Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less, and its duration will be three years or less.
Columbia Small Cap Core Fund
Prospectus 2014	A-26

Columbia Variable Portfolio – Asset Allocation Fund
Appendix A (continued)
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The market capitalization range of the companies included within the Index was $38 million to $5.37 billion as of November 30, 2013. The market capitalization range and composition of the companies in the Index are subject to change. The Fund generally invests in common stocks of companies believed to be undervalued. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Columbia Small Cap Growth Fund I
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's (S&P) SmallCap 600® Index.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the S&P SmallCap 600® Index (the Index) at the time of purchase (between $127 million and $4.44 billion as of November 30, 2013). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Index.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary, health care, and information technology sectors.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Columbia Small Cap Index Fund
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600® Index.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks that comprise the S&P SmallCap 600 Index (the Index). The Fund may invest in derivatives, consisting of relevant stock index futures, to gain exposure to the small cap equity market pending direct investments in securities.
Different common stocks have different weightings in the Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the Index, Columbia Management Investment Advisers, LLC (the Investment Manager) attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the Index. This is referred to as a passive or indexing approach to investing.
The Fund attempts to achieve at least a 95% correlation between the performance of the Index and the Fund’s investment results, before fees and expenses.
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Appendix A (continued)
Columbia Small Cap Value Fund I
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index (the Index) at the time of purchase (between $87 million and $3.72 billion as of July 31, 2013), that the Fund’s investment manager believes are undervalued. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 20% of its total assets in foreign securities.
The investment manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio.
Columbia Small Cap Value Fund II
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $14 million and $5.8 billion as of May 31, 2013) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth.
The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
Columbia U.S. Government Mortgage Fund
The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
The Fund’s assets primarily are invested in mortgage-related securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. This includes, but is not limited to, Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
The Fund may invest in derivatives such as forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, and/or to obtain or reduce credit exposure.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
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Appendix A (continued)
Columbia U.S. Treasury Index Fund
The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that comprise the Citigroup Bond U.S. Treasury Index (the Index). The Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $5 billion and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Index. Securities in the Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.
In seeking to match the performance of the Index, before fees and expenses, the investment manager attempts to allocate the Fund’s assets among securities in the Index. The Fund will not hold all of the securities in the Index.
Columbia Value and Restructuring Fund
The Fund seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in common stocks of companies that are believed to be undervalued and have the potential for long-term appreciation. The Fund also invests in common stocks of companies that the Fund’s investment manager believes may benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
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Columbia Variable Portfolio – Asset Allocation Fund
Appendix B
Underlying Funds — Risks
The ability of the Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives, as well as the investment performance of the Fund’s other investments.  The following is a brief description of certain of the principal risks associated with investment in the underlying funds in which the Fund may invest as part of its principal investment strategies.  The Fund is subject directly to these risks to the extent it invests in individual securities and other instruments.  Additional information regarding the principal risks associated with investment in the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information.  This prospectus is not an offer for any of the underlying funds.
The references in each case to the “Fund” within each of the below risks descriptions in this Appendix B refers to the underlying fund(s) that the Fund invests in.
Active Management Risk. Certain Funds are actively managed by their portfolio managers. Certain other Funds are managed based primarily on quantitative methods, with the portfolio managers conducting a qualitative review of the quantitative output. In either case, the Funds could underperform their benchmark indices and/or other funds with a similar investment objective. The Funds may fail to achieve their investment objectives and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes and/or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Geographic Concentration Risk/Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses within the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Asset-Backed Securities Risk. The value of the Fund's asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Most asset-backed securities are subject to prepayment risk (i.e., the risk that the Fund will have to reinvest the money received in securities that have lower yields). Rising or high interest rates tend to extend the duration of asset-backed securities, resulting in valuations that are volatile and sensitive to changes in interest rates.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk.
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Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
Commodity-related Tax Risk. If the Fund does not appropriately limit its commodity-related investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund (and the favorable tax treatment afforded to regulated investment companies). In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Confidential Information Access Risk. The Investment Manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations (such as making payments to the Fund), including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Commodity-Linked Structured Notes Risk. Investments in commodity-linked structured notes involve substantial risks, including risk of loss of interest and principal, lack of a liquid secondary market, and risk of greater volatility than investments in traditional equity and debt markets. These instruments involve additional risks, including counterparty risk and hedging risk.
Derivatives Risk/Commodity-Linked Swaps Risk. Commodity-linked swaps could result in losses if the underlying asset (e.g., a particular commodity) or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
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Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. Often taking the form of unsecured notes of the issuer, ELNs also subject the Fund to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity.
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to leverage risk and counterparty risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like
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Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Energy and Natural Resources Industry Risk. The Fund is subject to the risk that the securities of the issuers engaged in the energy and natural resources industries will underperform other industries or the market as a whole. To the extent that the Fund invests in issuers conducting business in these or similar industries, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting those industries. The values of natural resources are affected by numerous factors including, among other factors, events occurring in nature and local and international politics. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of related investments. Prices of precious metals may fluctuate sharply.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
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Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Foreign Currency-related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist and similar measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.
Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Greater China Regional Risk. The Greater China region consists of Hong Kong, The People's Republic of China and Taiwan, among other countries, and the Fund's investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
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Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Index Risk. The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, it may not always be fully invested. The Fund also bears advisory, administrative and other expenses and transaction costs in trading securities, which the index does not bear. Accordingly, the Fund's performance will likely fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.
Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of the Fund may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Infrastructure-Related Companies Risk. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other conditions or events and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
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Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
Investing in Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks as the Fund (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Fund’s Statement of Additional Information (SAI) and could adversely affect the Fund and its shareholders.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Liquidity and Trading Volume Risk. Because the Fund may invest a percentage of its assets in foreign securities, it may be subject to the liquidity and trading volume risks associated with international investing. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell foreign portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. As a result of significant and sustained reductions in emerging and developed international market trading volumes in the wake of the 2007-2009 financial crisis, it may take longer to buy or sell these securities, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in foreign portfolio securities in response to changes in company prices and fundamentals, and may be forced to dispose of securities under disadvantageous circumstances and at a loss. As the Fund grows in size, these considerations take on increasing significance and may adversely impact performance.
Liquidity and Trading Volume Risk. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. As a result of significant and sustained reductions in emerging and developed international market trading volumes in the wake of the 2007-2009 financial crisis, it may take longer to buy or sell securities, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in portfolio securities in response to changes in company prices and fundamentals, and may be forced to dispose of securities under disadvantageous circumstances and at a loss. As the Fund grows in size, these considerations take on increasing significance and may adversely impact performance.
Prospectus 2014	B-7

Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.
Money Market Fund Risk. An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Investment Manager, the Investment Manager's parent, the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that the Investment Manager or its affiliates would protect the Fund or redeeming shareholders against a loss of principal.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund's portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, the Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
B-8	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Opportunistic Investing Risk. Undervalued securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the security's intrinsic worth or the expected value was misgauged. Undervalued securities also may decline in price even though the Investment Manager believes they are already undervalued. Turnaround companies may never improve their fundamentals, may take much longer than expected to improve, or may improve much less than expected. Development stage companies could fail to develop and deplete their assets, resulting in large percentage losses.
Pacific/Asia Region Risk. Many of the countries in the Pacific/Asia region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility and losses within the Fund.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt
Prospectus 2014	B-9

Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Regulatory Risk. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation or performance of the Fund. For example, the SEC has proposed amendments to money market regulation, which may have adverse consequences for money market funds, including the Fund. These changes, if adopted, may affect the Fund’s ability to implement its investment strategies, and may impact the Fund’s future operations, performance and/or yields.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Rule 144A Securities Risk. The Fund may invest significantly in privately placed “Rule 144A” securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the energy sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the energy sector are subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of such companies may be affected by factors including, among others, fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, events occurring in nature and local and international politics. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the performance of companies in the energy sector.
B-10	Prospectus 2014

Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Prospectus 2014	B-11

Columbia Variable Portfolio – Asset Allocation Fund
Appendix B (continued)
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
Tracking Error Risk. The Fund will not track its benchmark index perfectly and the Fund may not outperform the index. The tools that the Investment Manager uses to replicate the index are not perfect and the Fund’s performance may be impacted by the size of the Fund’s portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
B-12	Prospectus 2014

Notes

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1471-99 E (5/14)

Prospectus
May 1, 2014
Columbia Variable Portfolio – Contrarian Core Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Contrarian Core Fund
2	Prospectus 2014

Columbia Variable Portfolio – Contrarian Core Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.68%	0.68%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.13%	0.13%
Total annual Fund operating expenses	0.81%	1.06%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$ 83	$259	$450	$1,002
Class 2 (whether or not shares are redeemed)	$108	$337	$585	$1,294
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income.
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Prospectus 2014	3

Columbia Variable Portfolio – Contrarian Core Fund
Summary of the Fund (continued)
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to
4	Prospectus 2014

Columbia Variable Portfolio – Contrarian Core Fund
Summary of the Fund (continued)
limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800-345-6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2013	11.49%
	Worst	2nd Quarter 2013	3.24%
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Columbia Variable Portfolio – Contrarian Core Fund
Summary of the Fund (continued)
Average Annual Total Returns (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	Life of Fund
Class 1	4/30/2012	35.86%	23.97%
Class 2	4/30/2012	35.42%	23.66%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)		33.11%	21.29%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core	Manager	2012
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or Qualified Plans or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Columbia Variable Portfolio – Contrarian Core Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income.
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
A combination of fundamental and quantitative analysis with risk management is used in identifying investment opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
■	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and/or
■	overall economic and market conditions.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.
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Columbia Variable Portfolio – Contrarian Core Fund
More Information About the Fund (continued)
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market
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Columbia Variable Portfolio – Contrarian Core Fund
More Information About the Fund (continued)
share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
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Columbia Variable Portfolio – Contrarian Core Fund
More Information About the Fund (continued)
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
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Columbia Variable Portfolio – Contrarian Core Fund
More Information About the Fund (continued)
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
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Columbia Variable Portfolio – Contrarian Core Fund
More Information About the Fund (continued)
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio - Contrarian Core Fund
Class 1	0.77%
Class 2	1.02%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
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More Information About the Fund (continued)
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.68% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core	Manager	2012
Mr. Pope joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pope began his investment career in 1993 and earned a B.A. from Colorado College and an M.B.A. from Northwestern University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
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Columbia Variable Portfolio – Contrarian Core Fund
More Information About the Fund (continued)
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the
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Columbia Variable Portfolio – Contrarian Core Fund
More Information About the Fund (continued)
Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Contrarian Core Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of
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Columbia Variable Portfolio – Contrarian Core Fund
About Fund Shares and Transactions (continued)
Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
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Columbia Variable Portfolio – Contrarian Core Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per
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Columbia Variable Portfolio – Contrarian Core Fund
About Fund Shares and Transactions (continued)
share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or
Prospectus 2014	19

Columbia Variable Portfolio – Contrarian Core Fund
About Fund Shares and Transactions (continued)
managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer
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Columbia Variable Portfolio – Contrarian Core Fund
About Fund Shares and Transactions (continued)
transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Columbia Variable Portfolio – Contrarian Core Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
The Fund expects to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of a Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts, or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.”
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Columbia Variable Portfolio – Contrarian Core Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	23

Columbia Variable Portfolio – Contrarian Core Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended December 31,
Class 1	2013	2012 (a)
Per share data
Net asset value, beginning of period	$10.54	$10.00
Income from investment operations:
Net investment income	0.13	0.10
Net realized and unrealized gain	3.65	0.44
Total from investment operations	3.78	0.54
Net asset value, end of period	$14.32	$10.54
Total return	35.86%	5.40%
Ratios to average net assets(b)
Total gross expenses	0.81%	0.86% (c)
Total net expenses(d)	0.76%	0.72% (c)
Net investment income	1.01%	1.45% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,598,115	$521,933
Portfolio turnover	57%	48%

Notes to Financial Highlights
(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
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Columbia Variable Portfolio – Contrarian Core Fund
Financial Highlights (continued)
	Year Ended December 31,
Class 2	2013	2012 (a)
Per share data
Net asset value, beginning of period	$10.53	$10.00
Income from investment operations:
Net investment income	0.10	0.08
Net realized and unrealized gain	3.63	0.45
Total from investment operations	3.73	0.53
Net asset value, end of period	$14.26	$10.53
Total return	35.42%	5.30%
Ratios to average net assets(b)
Total gross expenses	1.06%	1.08% (c)
Total net expenses(d)	1.02%	0.97% (c)
Net investment income	0.73%	1.20% (c)
Supplemental data
Net assets, end of period (in thousands)	$9,470	$3
Portfolio turnover	57%	48%

Notes to Financial Highlights
(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
Prospectus 2014	25

Notes

Notes

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1543-99 E (5/14)

Prospectus
May 1, 2014
Columbia Variable Portfolio - Core Bond Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio - Core Bond Fund
2	Prospectus 2014

Columbia Variable Portfolio - Core Bond Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio - Core Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.14%	0.14%
Total annual Fund operating expenses	0.57%	0.82%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$58	$183	$318	$ 714
Class 2 (whether or not shares are redeemed)	$84	$262	$455	$1,014
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from April 30, 2013 (commencement of operations) to December 31, 2013, the Fund’s portfolio turnover rate was 350% (258% excluding mortgage dollar rolls) of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations and other private issuers, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined to be of comparable quality. The Fund may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
Prospectus 2014	3

Columbia Variable Portfolio - Core Bond Fund
Summary of the Fund (continued)
The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.
The Fund may invest in derivatives, including futures contracts (including interest rate futures) and swap contracts (including credit default swaps and interest rate swaps) for hedging and managing yield curve, duration and interest rate exposure; forward-settling instruments (including To Be Announced (TBA) securities) for investment purposes; inverse floaters, options (including listed futures) and collateralized debt obligations for investment purposes; and interest-only (IO) and principal-only (PO) securities for hedging and investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
4	Prospectus 2014

Columbia Variable Portfolio - Core Bond Fund
Summary of the Fund (continued)
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to leverage risk and counterparty risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Inverse Floaters Risk. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features that may present greater liquidity risk. Other risks associated with transactions include interest rate risk, credit risk and market risk.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Prospectus 2014	5

Columbia Variable Portfolio - Core Bond Fund
Summary of the Fund (continued)
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest
6	Prospectus 2014

Columbia Variable Portfolio - Core Bond Fund
Summary of the Fund (continued)
rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Rule 144A Securities Risk. The Fund may invest significantly in privately placed “Rule 144A” securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
When available, the Fund intends to compare its performance to the performance of the Barclays U.S. Aggregate Bond Index.
Updated performance information can be obtained by calling toll-free 800-345-6611 or visiting columbiamanagement.com.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Co-manager	2013
Michael Zazzarino	Senior Portfolio Manager	Co-manager	2013
Prospectus 2014	7

Columbia Variable Portfolio - Core Bond Fund
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia Variable Portfolio - Core Bond Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio - Core Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations and other private issuers, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined to be of comparable quality. The Fund may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.
The Fund may invest in derivatives, including futures contracts (including interest rate futures) and swap contracts (including credit default swaps and interest rate swaps) for hedging and managing yield curve, duration and interest rate exposure; forward-settling instruments (including To Be Announced (TBA) securities) for investment purposes; inverse floaters, options (including listed futures) and collateralized debt obligations for investment purposes; and interest-only (IO) and principal-only (PO) securities for hedging and investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio.
The selection of debt obligations is the primary decision in building the investment portfolio.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Prospectus 2014	9

Columbia Variable Portfolio - Core Bond Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Credit Default Swaps Risk. The use of credit default swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur.
10	Prospectus 2014

Columbia Variable Portfolio - Core Bond Fund
More Information About the Fund (continued)
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to leverage risk and counterparty risk.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that the Fund may incur in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (a counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Inverse Floaters Risk. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity
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features and some may include market-dependent liquidity features that may present greater liquidity risk. Other risks associated with transactions in inverse floaters include interest rate risk (the risk of losses attributable to changes in interest rates), counterparty risk (the risk that the issuer of a security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments when due) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a swap transaction, one party agrees to pay the other party an amount equal to the return, based upon an agreed-upon notional value, of a defined underlying asset or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the return from a different underlying asset or non-asset reference based upon an agreed-upon notional value. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
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Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Under certain market conditions debt securities may have greater price volatility than equity securities. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low
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More Information About the Fund (continued)
interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Rule 144A Securities Risk. The Fund may invest significantly in privately placed “Rule 144A” securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies, is not filed with the SEC and is therefore not publicly available. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed
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by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying
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Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely
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affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
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FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio - Core Bond Fund
Class 1	0.56%
Class 2	0.81%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential
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More Information About the Fund (continued)
subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.43% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Co-manager	2013
Michael Zazzarino	Senior Portfolio Manager	Co-manager	2013
Mr. Pappo joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pappo began his investment career in 1991 and earned a B.S. from Babson College.
Mr. Zazzarino joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Zazzarino began his investment career in 1988 and earned a B.S. from Lafayette College and an M.B.A. from Columbia University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
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More Information About the Fund (continued)
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the
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More Information About the Fund (continued)
Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio - Core Bond Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of
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About Fund Shares and Transactions (continued)
Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
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Columbia Variable Portfolio - Core Bond Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per
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About Fund Shares and Transactions (continued)
share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or
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Columbia Variable Portfolio - Core Bond Fund
About Fund Shares and Transactions (continued)
managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer
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Columbia Variable Portfolio - Core Bond Fund
About Fund Shares and Transactions (continued)
transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Columbia Variable Portfolio - Core Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
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Distributions and Taxes (continued)
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Columbia Variable Portfolio - Core Bond Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Class 1	Year Ended December 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.12
Net realized and unrealized loss	(0.52)
Total from investment operations	(0.40)
Net asset value, end of period	$9.60
Total return	(4.00%)
Ratios to average net assets(b)
Total gross expenses	0.57% (c)
Total net expenses(d)	0.57% (c)
Net investment income	1.91% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,776,191
Portfolio turnover	350% (e)

Notes to Financial Highlights
(a)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 258% for the year ended December 31, 2013.

30	Prospectus 2014

Columbia Variable Portfolio - Core Bond Fund
Financial Highlights (continued)
Class 2	Year Ended December 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.11
Net realized and unrealized loss	(0.52)
Total from investment operations	(0.41)
Net asset value, end of period	$9.59
Total return	(4.10%)
Ratios to average net assets(b)
Total gross expenses	0.82% (c)
Total net expenses(d)	0.82% (c)
Net investment income	1.69% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,431
Portfolio turnover	350% (e)

Notes to Financial Highlights
(a)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 258% for the year ended December 31, 2013.
Prospectus 2014	31

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1876-99 C (5/14)

Prospectus
May 1, 2014
Columbia Variable Portfolio – Managed Volatility Conservative Fund

The Fund may offer Class 2 shares to separate accounts funding certain variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated life insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor), as set forth herein. There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Managed Volatility Conservative Fund
2	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Managed Volatility Conservative Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract, which are disclosed in your Contract prospectus. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.46%
Acquired fund fees and expenses	0.47%
Total annual Fund operating expenses(a)	1.38%
Less: Fee waivers and/or expense reimbursements(b)	(0.28%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.10%
(a)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Net Expenses” shown in the Financial Highlights section of this prospectus because “Net Expenses” do not include acquired fund fees and expenses.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10% for Class 2.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 2 (whether or not shares are redeemed)	$112	$409	$729	$1,633
Portfolio Turnover
The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
Summary of the Fund (continued)
reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from April 12, 2013 (commencement of operations) to December 31, 2013, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. On March 31, 2014, the Fund’s actual effective equity market exposure was approximately 24.29% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■	derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
■	direct investments in exchange-traded funds (ETFs); and
■	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively, these assets are referred to as the Tactical Assets.
The Fund’s “effective equity market exposure” (or EEME) includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Although the Fund’s actual EEME at March 31, 2014 was approximately 24.29% of its net assets, the Fund’s targeted EEME may, under normal circumstances, range from 0 to 30% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 23% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 23% of its net assets exposed to the equity market and may have an EEME of 23% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 30% while maintaining a 23% allocation to Equity Underlying Funds.
As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■	Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■	Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
Summary of the Fund (continued)
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed-income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund’s investment activities.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund’s exposures to equity and fixed-income/ debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Prospectus 2014	5

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Summary of the Fund (continued)
Appendix A includes the list of the Underlying Funds available to the Fund within each asset class (equity, fixed-income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds’ investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders.
Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
Summary of the Fund (continued)
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no
8	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Summary of the Fund (continued)
guarantee that the underlying funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the
Prospectus 2014	9

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Summary of the Fund (continued)
underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the Underlying Funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under “Principal Investment Strategies”, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Performance Information
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
When available, the Fund intends to compare its performance to the performance of a Blended Index, consisting of 80% of Barclays U.S. Aggregate Bond Index, 10% S&P 500 Index, 6% MSCI EAFE Index and 4% Russell 2000 Index, and to the performance of the Barclays U.S. Aggregate Bond Index.
Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Todd White	Managing Director and Head of Alternative and Absolute Return Investments	Lead manager	2013
Jeffrey Knight, CFA	Senior Portfolio Manager and Head of Global Asset Allocation	Co-manager	2013
Kent Peterson, Ph.D.	Senior Portfolio Manager	Co-manager	2013
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2013
Kent Bergene	Portfolio Manager and Head of Subadvisory Oversight	Co-manager	2013
Brian Virginia	Portfolio Manager and Vice President, Senior Business Manager, Alternative and Absolute Return Investments	Co-manager	May 2014
Purchase and Sale of Fund Shares
The Fund sells its shares at net asset value directly to variable annuity separate accounts of RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (collectively, RiverSource Life) when the variable annuity contract holder has elected a guaranteed benefit rider that requires investment in the Fund or other Portfolio Stabilizer fund (the Rider). Effective June 2014, or such other date determined by the Distributor, the Fund is available to variable annuity contracts with and without the Rider and to variable life insurance policies (Contracts). If you are a Contract holder, please refer to your Contract prospectus for more information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Managed Volatility Conservative Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. On March 31, 2014, the Fund’s actual effective equity market exposure was approximately 24.29% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■	derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
■	direct investments in exchange-traded funds (ETFs); and
■	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively, these assets are referred to as the Tactical Assets.
The Fund’s “effective equity market exposure” (or EEME) includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Although the Fund’s actual EEME at March 31, 2014 was approximately 24.29% of its net assets, the Fund’s targeted EEME may, under normal circumstances, range from 0 to 30% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 23% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 23% of its net assets exposed to the equity market and may have an EEME of 23% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 30% while maintaining a 23% allocation to Equity Underlying Funds.
As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
More Information About the Fund (continued)
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■	Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■	Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed-income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund’s investment activities.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund’s exposures to equity and fixed-income/ debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
More Information About the Fund (continued)
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund within each asset class (equity, fixed-income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds’ investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders.
Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.
Below are the Underlying Funds available to the Fund for investment within each asset class category. The Investment Manager may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. A description of the Underlying Funds’ investment objectives and strategies is included in Appendix A. A description of the principal risks associated with the Underlying Funds is included in Appendix B. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.

Equity Underlying Funds	Columbia Variable Portfolio – Contrarian Core Fund, Columbia Variable Portfolio – Dividend Opportunity Fund, Columbia Variable Portfolio – Emerging Markets Fund, Columbia Variable Portfolio – International Opportunity Fund, Columbia Variable Portfolio – Large Cap Growth Fund, Columbia Variable Portfolio – Large Core Quantitative Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Columbia Variable Portfolio – Select Large Cap Growth Fund, Columbia Variable Portfolio – Select Large-Cap Value Fund, Columbia Variable Portfolio – Select Smaller-Cap Value Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Holland Large Cap Growth Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – Loomis Sayles Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Variable Portfolio – Partners Small Cap Growth Fund, Variable Portfolio – Partners Small Cap Value Fund, Variable Portfolio – Pyramis® International Equity Fund, Variable Portfolio – Pyrford International Equity Fund, Variable Portfolio – Sit Dividend Growth Fund and Variable Portfolio – Victory Established Value Fund.
Fixed-Income Underlying Funds	Columbia Variable Portfolio – Core Bond Fund, Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Emerging Markets Bond Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – High Yield Bond Fund, Columbia Variable Portfolio – Income Opportunities Fund, Columbia Variable Portfolio – Limited Duration Credit Fund, Columbia Variable Portfolio – Strategic Income Fund, Columbia Variable Portfolio – U.S. Government Mortgage Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – TCW Core Plus Bond Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund.
Cash/Cash Equivalent Underlying Funds	Columbia Variable Portfolio – Cash Management Fund.
Pyramis is a registered service mark of FMR LLC. Used under license.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
More Information About the Fund (continued)
transacting in single name CDS. If a credit event occurs in one of the reference issuers, the protection is paid out through the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or through a cash settlement between the two parties. The reference issuer is then removed from the index. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund's recovery. Thus, if the counterparty under a CDSX defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s CDSX may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another CDSX or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. Investment in these instruments subjects the Fund to risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that the Fund may incur in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (a counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
More Information About the Fund (continued)
(the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed, which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
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Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their respective investment objectives. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for an underlying fund. This risk may be particularly important when one investor owns a substantial portion of an underlying fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell
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other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
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More Information About the Fund (continued)
With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt-holders.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the Underlying Funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under “Principal Investment Strategies”, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special
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risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Affiliated Products
As of the date of this prospectus, shares of the Fund are available solely to holders of variable annuity contracts issued by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (collectively, RiverSource Life) when the variable annuity contract holder has elected a guaranteed benefit rider that requires investment in the Fund (the Rider). RiverSource Life is an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management, the Fund’s investment manager. RiverSource Life has financial obligations to holders of the Riders arising from guarantee obligations under such Riders, which vary based upon the investment performance of the Fund. RiverSource Life expects to benefit financially by offering this Fund, compared to offering other types of funds, in variable annuity contracts with Riders. For example, RiverSource Life expects to reduce its costs to purchase hedge investments associated with variable annuity contract liabilities tied to this Fund. It also expects to benefit from the greater liquidity of hedge investments used to meet its obligations under the Riders. In addition, it expects to reduce its capital requirements, which represent assets RiverSource Life sets aside to back the
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guarantees offered in its variable annuity contracts. As described above, RiverSource Life has a financial interest in reducing its potential exposure with respect to variable annuity contract values invested under the Riders. This may present a potential conflict of interest with respect to the interests of the holders of the Riders (who are required to allocate their variable annuity contract value to the Fund). In particular, RiverSource Life’s interest in reducing volatility within the Fund’s portfolio may present a potential conflict between it and Columbia Management as the latter seeks to achieve the Fund’s investment objective of “total return while seeking to manage the Fund’s exposure to equity market volatility.” Effective June 2014, or such other date as determined by the Distributor, the Fund may also be owned by variable annuity contract holders who have not elected the Rider and in variable life insurance policies (Contracts) issued by RiverSource Life.
Columbia Management has a framework in place to ensure its management of the Fund is effected in the best interests of the Fund, without undue influence from RiverSource Life. Although an investment in the Fund may have the effect of mitigating declines in your Contract value (whether or not you have elected a Rider in your variable annuity contract) value, in the event of a significant decline in the equity markets, the strategy followed by the Fund, if successful, will also generally result in your Contract value increasing to a lesser degree than the equity markets, or decreasing when the values of equity investments are stable or rising. Depending on future market conditions and considering only the potential return on your investment in the Fund, a variable annuity contract holder electing the Rider might benefit (or benefit more) from selecting an investment option offered in connection with a different guaranteed benefit rider (if available) or alternate investments and a variable annuity contract holder who did not elect the Rider might benefit (or benefit more) from selecting an alternative investment option. In addition, there is no guarantee that the Fund’s strategy will have its intended effect, or that it will work as effectively as is intended.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
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Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratio to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratio will increase as its net assets decrease, such that the Fund’s actual expense ratio may be higher than the expense ratio presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses.
In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired Fund Fees and Expenses” shown are based on its allocations to the underlying funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
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Expense Reimbursement Arrangements
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2015, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of:

Columbia Variable Portfolio - Managed Volatility Conservative Fund
Class 2	1.10%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.20% of average daily net assets of the Fund.
The Investment Manager has implemented a schedule for the Fund’s investment management fees whereby the Fund pays (i) 0.00% on the Fund’s assets that are invested in underlying funds that pay an investment advisory fee to the Investment Manager; and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on its assets invested in securities (other than underlying funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager
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More Information About the Fund (continued)
that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities. A discussion regarding the basis for the Board approving the approval of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Todd White	Managing Director and Head of Alternative and Absolute Return Investments	Lead manager	2013
Jeffrey Knight, CFA	Senior Portfolio Manager and Head of Global Asset Allocation	Co-manager	2013
Kent Peterson, Ph.D.	Senior Portfolio Manager	Co-manager	2013
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2013
Kent Bergene	Portfolio Manager and Head of Subadvisory Oversight	Co-manager	2013
Brian Virginia	Portfolio Manager and Vice President, Senior Business Manager, Alternative and Absolute Return Investments	Co-manager	May 2014
Mr. White joined the Investment Manager in 2008. From 2004 to 2008, Mr. White was Managing Director, Global Head of the Asset-Backed and Mortgage-Backed securities businesses, and North American Head of the Interest Rate business, HSBC. Mr. White began his investment career in 1986 and earned a B.S. in Finance from Indiana University.
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Mr. Peterson joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2006. Mr. Peterson began his investment career in 1999 and earned a B.A. from Cornell University and a Ph.D. from Princeton University.
Ms. Mergen joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Advisors, LLC, where she worked as an investment professional since 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and a M.B.A. from the University of Massachusetts at Amherst.
Mr. Bergene joined the Investment Manager in 1981. Mr. Bergene began his investment career in 1981 and earned a B.S. from the University of North Dakota.
Mr. Virginia joined the Investment Manager in 2010. Prior to joining the Investment Manager, Mr. Virginia was Vice President of Investor Services and Accounting at Citadel’s Omnium Administration. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
More Information About the Fund (continued)
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
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More Information About the Fund (continued)
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
About Fund Shares and Transactions
References to the “Fund” throughout this section refer to the Fund and Underlying Funds, as the context requires.
Description of the Share Class
Share Class Features
The Fund offers Class 2 shares. The following summarizes the primary features of the Class 2 shares.

Class 2 Shares
Eligible Investors	As of the date of this prospectus, Class 2 shares of the Fund are offered in variable annuity contracts issued by certain affiliated insurance companies when the variable annuity contract holder has elected a guaranteed benefit rider that requires investment in the Fund (the Rider). Effective June 30, 2014, or such other date determined by the Distributor, the Fund is available to variable annuity contracts with and without the Rider and to variable life insurance policies (Contracts).
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and/or Service Fees	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
About Fund Shares and Transactions (continued)
customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day. Any affiliated underlying funds calculate their NAV in the same manner as the Fund calculates its NAV.
FUNDamentals
NAV Calculation
The Fund calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
About Fund Shares and Transactions (continued)
funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts.
Shares of the Fund may not be purchased or sold directly by individual Contract owners. When you sell your shares through your Contract, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract who may select Fund shares to fund his or her investment in the Contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies and may also be available to other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Additional Discussion of Potential Conflicts of Interest Relating to Funds Used Exclusively by Affiliated Insurance Companies
The Fund is sold exclusively as underlying investment options of the Contracts offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Investment Manager and its affiliates make or support payments out of their own resources to the Companies as a result of the Companies including the Fund as an investment option in the Contracts. These allocations may be significant. In addition, employees of Ameriprise Financial and its affiliates, including employees of the Companies, may be separately incented to
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About Fund Shares and Transactions (continued)
include the Fund in the Contracts, as employee compensation and business unit operating goals at all levels are tied to the company’s success. These Contracts may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from sponsors of unaffiliated funds or allocation from the Investment Manager and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a Fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a Contract. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investments in the Fund increase. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including Columbia Management, and the Distributor, and the products they offer, including the Fund. These arrangements are sometimes referred to as “revenue sharing payments,” and are in addition to any Rule 12b-1 distribution and/or service fees or other amounts paid by the Fund for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See About Fund Shares and Transactions - Selling Agent Compensation for more information generally about selling agent compensation and the Contract prospectus for more information regarding these payments and allocations relating to your Contract.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company , before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract. Any charges that apply to your Contract, and any charges that apply to separate accounts of participating insurance companies that may own shares directly, are described in your Contract prospectus.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
About Fund Shares and Transactions (continued)
the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign
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About Fund Shares and Transactions (continued)
securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders. The risks of excessive trading described above also apply to any underlying funds in which the Fund invests.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
Distributions and Taxes
References to the “Fund” throughout this section refer to the Fund and Underlying Funds, as the context requires.
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
The Fund expects to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of a Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund.
Shares of the Fund are only offered to separate accounts of participating insurance companies, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts, or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.”
34	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	35

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Class 2	Year Ended December 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain	0.03
Total from investment operations	0.13
Net asset value, end of period	$10.13
Total return	1.30%
Ratios to average net assets(b)
Total gross expenses	0.91% (c)
Total net expenses(d)	0.67% (c)
Net investment income	1.34% (c)
Supplemental data
Net assets, end of period (in thousands)	$62,186
Portfolio turnover	109% (e)

Notes to Financial Highlights
(a)	For the period from April 12, 2013 (commencement of operations) to December 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 46% for the period ended December 31, 2013.
36	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A
Underlying Funds — Investment Objectives and Strategies
The following is a brief description of the investment objectives and principal investment strategies of certain of the Underlying Funds (which are referred to as Funds in the descriptions below) in which the Funds may invest as part of their principal investment strategies. The Investment Manager may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. The Investment Manager does not necessarily invest Fund assets in each of the Underlying Funds listed below. Additional information regarding the Underlying Funds is available in their prospectus and SAI. This prospectus is not an offer for any of the Underlying Funds. For copies of prospectuses of the Underlying Funds, which contains this and other information, call 800.345.6611. Read the prospectus carefully before you invest.
Columbia Variable Portfolio – Cash Management Fund
Columbia Variable Portfolio – Cash Management Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. Government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.
Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day to day.
The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:
■	Invests substantially in securities rated in the highest short-term rating category, or deemed to be of comparable quality. However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality.
■	Limits its U.S. dollar-weighted average portfolio maturity to 60 days or less and its U.S. dollar-weighted average life to 120 days or less.
■	Buys obligations with remaining maturities of 397 days or less (as maturity is calculated by SEC rules governing the operation of money market funds).
■	Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.
Columbia Variable Portfolio – Contrarian Core Fund
Columbia Variable Portfolio – Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income.
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
Columbia Variable Portfolio - Core Bond Fund
Columbia Variable Portfolio - Core Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations and other private
Prospectus 2014	A-1

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
issuers, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined to be of comparable quality. The Fund may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.
The Fund may invest in derivatives, including futures contracts (including interest rate futures) and swap contracts (including credit default swaps and interest rate swaps) for hedging and managing yield curve, duration and interest rate exposure; forward-settling instruments (including To Be Announced (TBA) securities) for investment purposes; inverse floaters, options (including listed futures) and collateralized debt obligations for investment purposes; and interest-only (IO) and principal-only (PO) securities for hedging and investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Diversified Bond Fund
Columbia Variable Portfolio – Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in derivatives, such as futures (including interest rate futures) for hedging and managing yield curve, duration and interest rate exposure; forward-settling transactions (including securities in the To Be Announced (TBA) market) for investment purposes; swaps (including credit default swaps and interest rate swaps) for hedging and managing yield curve, duration and interest rate exposure; options (including options on listed futures) for investment purposes; collateralized debt obligations, interest-only (IO) and principal-only (PO) bonds for investment and hedging purposes; and inverse floaters for investment purposes. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Dividend Opportunity Fund
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
Columbia Variable Portfolio – Emerging Markets Fund
Columbia Variable Portfolio – Emerging Markets Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment.
The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. However, the Fund has invested substantially in the information technology and technology-related sectors and may continue to invest substantially in these or other sectors in the future. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund may invest in securities that the investment manager believes are undervalued, represent growth opportunities, or both.
Columbia Variable Portfolio – Emerging Markets Bond Fund
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
The Fund invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging market countries are generally those either defined by World Bank-defined per capita income brackets or determined to be an emerging market based on the Fund investment team’s qualitative judgments about a country’s level of economic and institutional development, among other factors. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Fixed income securities may be denominated in either U.S. dollars or the local currency of the issuer. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and below investment grade or considered to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade or, if unrated, determined to be of comparable quality.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Variable Portfolio – Global Bond Fund
Columbia Variable Portfolio – Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
The Fund invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
Prospectus 2014	A-3

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
In addition, in pursuing its objective, the Fund, relying on quantitative and qualitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates and duration risks. The Fund may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Variable Portfolio – High Yield Bond Fund
Columbia Variable Portfolio – High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as floating rate loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality.
The Fund may invest up to 25% of its net assets in high yield debt instruments of foreign issuers.
Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio managers in selecting investments than either maturity or duration.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
Columbia Variable Portfolio – Income Opportunities Fund
Columbia Variable Portfolio – Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities determined to be of comparable quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security.
The Fund may invest up to 25% of its net assets in foreign investments.
A-4	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio manager in selecting investments than either maturity or duration.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
Columbia Variable Portfolio – International Opportunity Fund
Columbia Variable Portfolio – International Opportunity Fund (the Fund) seeks to provide shareholders with capital appreciation.
The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.
Columbia Variable Portfolio – Large Cap Growth Fund
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.15 billion to $503.8 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector and the information technology and technology-related sectors.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Large Core Quantitative Fund
Columbia Variable Portfolio – Large Core Quantitative Fund (the Fund) seeks to provide shareholders with capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.
Columbia Variable Portfolio – Limited Duration Credit Fund
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
Prospectus 2014	A-5

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. The Fund will primarily invest in debt securities with short- and intermediate-term maturities generally similar to those included in the Fund’s benchmark index, the Barclays U.S. 1-5 Year Corporate Index (the Index). The Fund may invest up to 15% of its net assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”).
Under normal circumstances, the Fund targets an average portfolio duration within one year of the duration of the Index which, as of March 31, 2014 was 2.89 years.
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. For these purposes, mid-cap companies are considered to be companies whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap Index (the Index) at the time of purchase (between $968 million and $35.7 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap Value Index (the Index) (between $968 million and $29.7 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Columbia Variable Portfolio – Select Large Cap Growth Fund
Columbia Variable Portfolio – Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index, at the time of purchase (between $1.1 billion and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
Index are subject to change. The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, health care sector and information technology sector.
Columbia Variable Portfolio – Select Large-Cap Value Fund
Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $968 million and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. The Fund’s Board of Trustees may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 30 and 35 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $18 million and $10.6 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Columbia Variable Portfolio – Strategic Income Fund
Columbia Variable Portfolio – Strategic Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined to be of comparable quality, which are commonly referred to as “junk bonds.”
The Fund may invest in derivatives, such as forward foreign currency contracts for hedging and investment purposes; futures (including bond and interest rate futures) for managing duration and yield curve; forward-settling transactions (including dollar rolls, forward interest rate agreements and securities in the To Be Announced (TBA) market) for investment and hedging purposes; swaps (including credit default swaps, credit default swap indexes, cross currency swaps, interest rate swaps and total
Prospectus 2014	A-7

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
return swaps) for hedging and investment purposes; options (including options on listed futures) for hedging and investment purposes; and collateralized debt obligations, interest-only (IO) and principal-only (PO) bonds for investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
The Fund’s assets primarily are invested in mortgage-related securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. This includes, but is not limited to, Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
The Fund may invest in derivatives such as forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, and/or to obtain or reduce credit exposure.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Variable Portfolio – American Century Diversified Bond Fund
Variable Portfolio – American Century Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The Fund may invest in derivatives such as credit default swaps, forward contracts (such as dollar rolls, pair-offs and investments in the To-Be-Announced market) and forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, and to increase market exposure and investment flexibility.
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in sectors outside the Fund’s benchmark index, the Barclays World Government Inflation-Linked Bond Index USD hedged (the Index). The Fund seeks to maintain an average duration that is within +/– 20% of the duration of the Index.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
The Fund may invest in derivatives such as futures (including bond and interest rate futures), options (including options on listed futures and options on over-the-counter futures), swaps (including interest rate and inflation rate, caps and floors swaps) and forward contracts, including forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.
The portfolio managers may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
The Fund is a non-diversified fund.
Variable Portfolio – Columbia Wanger International Equities Fund
Variable Portfolio – Columbia Wanger International Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.
Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Variable Portfolio – Columbia Wanger U.S. Equities Fund
Variable Portfolio – Columbia Wanger U.S. Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under
Prospectus 2014	A-9

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.
The Subadviser believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
Variable Portfolio – DFA International Value Fund
Variable Portfolio – DFA International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio managers determine to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Under normal circumstances, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries.
Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.
The Fund may invest in derivatives, such as futures contracts for equity securities and indices to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions, and forward foreign currency contracts in connection with the settlement of equity trades or the exchange of one currency for another.
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (the Fund) seeks to provide shareholders with a high level of current income.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “high yield securities” or “junk bonds”) or, if unrated, determined to be of comparable quality. The Fund invests in senior floating rate loans of borrowers (Senior Loans). The Fund may also purchase secured and unsecured subordinated loans, second lien loans and subordinate bridge loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.
The Fund may invest up to 25% of its net assets in foreign investments.
Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as London Interbank Offered Rate (commonly known as LIBOR) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.
Variable Portfolio - Holland Large Cap Growth Fund
Variable Portfolio - Holland Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Index (the Index). The market capitalization range of the companies included within the Index was $968 million to $503.8 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, real estate investment trusts (REITs) and American Depositary Receipts (ADRs).
A-10	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
The Fund invests primarily in U.S. companies. Generally, the Fund anticipates holding between 45 and 60 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
Variable Portfolio – Invesco International Growth Fund
Variable Portfolio – Invesco International Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund’s assets are primarily invested in equity securities and depositary receipts of foreign issuers. Under normal circumstances, the Fund invests in securities of companies located in at least three countries outside the U.S., which may include significant investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 30% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any market capitalization, including both large- and mid-capitalization issuers. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest in derivatives, such as forward foreign currency contracts to mitigate the risk of foreign currency exposure, and futures contracts (including index futures) to seek exposure to the broad market in connection with managing cash balances or to hedge against downside risk. The Fund may also hold warrants in connection with the acquisition of securities.
Variable Portfolio – J.P. Morgan Core Bond Fund
Variable Portfolio – J.P. Morgan Core Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating.
Variable Portfolio – Jennison Mid Cap Growth Fund
Variable Portfolio – Jennison Mid Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.1 billion to $35.7 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology sector.
Variable Portfolio – Loomis Sayles Growth Fund
Variable Portfolio – Loomis Sayles Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $1.1 billion and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
Variable Portfolio – MFS Value Fund
Variable Portfolio – MFS Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Prospectus 2014	A-11

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, equity interests in real estate investment trusts (REITs) and depositary receipts for such securities. While the Fund may invest its assets in companies of any size, the Fund generally focuses on large-capitalization companies. Large-capitalization companies are defined by the Fund as those companies with market capitalizations of at least $5 billion at the time of purchase.
Variable Portfolio – Mondrian International Small Cap Fund
Variable Portfolio – Mondrian International Small Cap Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies.
The Fund’s subadviser is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. The subadviser considers small cap companies to be those companies whose market capitalization, at the time of purchase, falls within the range of companies in the MSCI World ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. The market capitalization range of the companies included within the Index was $26 million to $9 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may also invest in emerging markets. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector.
The Fund may invest in derivatives, such as forward foreign currency contracts in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency in order to purchase foreign securities.
Variable Portfolio – Morgan Stanley Global Real Estate Fund
Variable Portfolio – Morgan Stanley Global Real Estate Fund (the Fund) seeks to provide shareholders with current income and capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry include, among others, real estate operating companies (REOCs), real estate investment trusts (REITs), and similar entities formed under the laws of non-U.S. countries.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
Variable Portfolio – NFJ Dividend Value Fund
Variable Portfolio – NFJ Dividend Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital and income.
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Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund also may invest in real estate investment trusts.
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with a market capitalization in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector and the information technology sector.
Variable Portfolio – Partners Small Cap Growth Fund
Variable Portfolio – Partners Small Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization, at the time of purchase, of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $61 million to $10.6 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio. Each subadviser employs an active investment strategy.
Variable Portfolio – Partners Small Cap Value Fund
Variable Portfolio – Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index (the Index). The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $18 million to $10.6 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in any type of securities, including common stocks and depositary receipts.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio. Each of the subadviser employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.
Variable Portfolio – Pyramis International Equity Fund
Variable Portfolio – Pyramis International Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of foreign issuers, located or traded in countries other than the U.S., that are believed to offer strong growth potential. Under normal circumstances, the Fund invests its assets in common stocks of companies whose
Prospectus 2014	A-13

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Index). The market capitalization range of the companies included within the Index was $665 million to $242.95 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Variable Portfolio – Pyrford International Equity Fund
Variable Portfolio – Pyrford International Equity Fund (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States, including issuers in emerging markets countries. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks.
Although the Fund may invest in companies across all market capitalizations, the Fund invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $1 billion.
The Fund invests primarily in companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts.
The Fund may invest in forward foreign currency contracts primarily for hedging purposes.
Variable Portfolio – Sit Dividend Growth Fund
Variable Portfolio – Sit Dividend Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in dividend-paying common stocks. The Fund invests in dividend-paying, growth-oriented companies that are believed to exhibit the potential for growth and growing dividend. The Fund may invest in large to medium-sized companies with market capitalizations of at least $2 billion at the time of the Fund’s investment.
The Fund may invest up to 25% of its net assets in foreign investments.
Variable Portfolio – TCW Core Plus Bond Fund
Variable Portfolio – TCW Core Plus Bond Fund (the Fund) seeks to provide shareholders with total return through current income and capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities, including debt securities issued by the U.S. Government, its agencies, instrumentalities or sponsored corporations, debt securities issued by corporations, mortgage- and other asset-backed securities, dollar-denominated securities issued by foreign governments, companies or other entities, bank loans and other obligations. The Fund invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated securities determined to be of comparable quality. The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity or duration at the Fund level.
Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in non-U.S. dollar denominated securities, as well as investments in emerging markets securities. In connection with its strategy relating to foreign investments, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets.
A-14	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix A (continued)
The Fund may invest in derivatives, including futures contracts (including currency, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), swap contracts (including swaps on fixed income futures and credit default, cross-currency, and interest rate swaps) and other derivative instruments, including instruments commonly known as mortgage derivatives, such as inverse floaters, To Be Announced (TBA) securities, and interest-only (IO), principal-only (PO), inverse IO and tiered index bonds. The Fund may use derivatives in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure and investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency or other asset), and/or to manage duration and yield curve of the Fund. The Fund also may invest in private placements.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Variable Portfolio – Victory Established Value Fund
Variable Portfolio – Victory Established Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap Value Index (the Index). The market capitalization range of the companies included within the Index was $968 million to $29.7 billion as of March 31, 2014.
The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in American Depository Receipts (ADRs). The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Variable Portfolio – Wells Fargo Short Duration Government Fund
Variable Portfolio – Wells Fargo Short Duration Government Fund (the Fund) seeks to provide shareholders with current income consistent with capital preservation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund may invest up to 20% of its net assets within non-government mortgage and asset-backed securities.
In pursuit of its objective, the Fund will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or if deemed to be of comparable quality. As part of the Fund’s investment strategy, it may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, the Fund may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3 that the Fund’s subadviser believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio’s overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.
Prospectus 2014	A-15

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix B
Underlying Funds — Risks
The ability of the Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives, as well as the investment performance of the Fund’s other investments.  The following is a brief description of certain of the principal risks associated with investment in the underlying funds in which the Fund may invest as part of its principal investment strategies.  The Fund is subject directly to these risks to the extent it invests in individual securities and other instruments.  Additional information regarding the principal risks associated with investment in the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information.  This prospectus is not an offer for any of the underlying funds.
The references in each case to the “Fund” within each of the below risks descriptions in this Appendix B refers to the underlying fund(s) that the Fund invests in.
Active Management Risk. Certain Funds are actively managed by their portfolio managers. Certain other Funds are managed based primarily on quantitative methods, with the portfolio managers conducting a qualitative review of the quantitative output. In either case, the Funds could underperform their benchmark indices and/or other funds with a similar investment objective. The Funds may fail to achieve their investment objectives and you may lose money.
Asset-Backed Securities Risk. The value of the Fund's asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Most asset-backed securities are subject to prepayment risk (i.e., the risk that the Fund will have to reinvest the money received in securities that have lower yields). Rising or high interest rates tend to extend the duration of asset-backed securities, resulting in valuations that are volatile and sensitive to changes in interest rates.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Confidential Information Access Risk. The Investment Manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations (such as making payments to the Fund), including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.
B-1	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix B (continued)
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.
Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to leverage risk and counterparty risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
Prospectus 2014	B-2

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix B (continued)
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Inflation Rate Swaps Risk. An inflation rate swap is a derivative instrument used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation rate swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). Investments in inflation rate swaps subject the Fund (and, therefore, shareholders) to risks, including hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), and inflation risk (the risk that inflation rates may change drastically as a result of unexpected shifts in the global economy), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Derivatives Risk/Structured Investments Risk. Structured instruments include debt instruments that are collateralized by the underlying cash flows of a pool of financial assets or receivables. Structured investments may be less liquid than other debt securities (or illiquid), and the price of structured investments may be more volatile. In some cases, depending on its terms, a structured investment may provide that the principal and/or interest payments may be adjusted below zero. Structured investments also may involve significant credit risk and risk of default by the counterparty. The Fund’s use of structured instruments may not work as intended. If structured investments are used to reduce the duration of the Fund’s portfolio, this may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline).
B-3	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix B (continued)
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.
Derivatives Risk/Warrants Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value, as well being subject to liquidity risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Foreign Currency-related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Prospectus 2014	B-4

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix B (continued)
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.
Geographic Concentration Risk/Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses within the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of the Fund may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
B-5	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix B (continued)
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Mid-Cap Company Securities Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies.
Money Market Fund Risk. An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Investment Manager, the Investment Manager's parent, the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that the Investment Manager or its affiliates would protect the Fund or redeeming shareholders against a loss of principal.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund's portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, the Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of
Prospectus 2014	B-6

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix B (continued)
underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
B-7	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix B (continued)
Regulatory Risk. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation or performance of the Fund. For example, the SEC has proposed amendments to money market regulation, which may have adverse consequences for money market funds, including the Fund. These changes, if adopted, may affect the Fund’s ability to implement its investment strategies, and may impact the Fund’s future operations, performance and/or yields.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that this strategy will be successful.
Rule 144A Securities Risk. The Fund may invest significantly in privately placed “Rule 144A” securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector, health care sector and information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent
Prospectus 2014	B-8

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix B (continued)
upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
B-9	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Fund
Appendix B (continued)
Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Prospectus 2014	B-10

Notes

Notes

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies. Please refer to your Contract prospectus for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
S-6624-99 C (5/14)

Prospectus
May 1, 2014
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund

The Fund may offer Class 2 shares to separate accounts funding certain variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated life insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor), as set forth herein. There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
2	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract, which are disclosed in your Contract prospectus. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.20%
Acquired fund fees and expenses	0.52%
Total annual Fund operating expenses(a)	1.17%
Less: Fee waivers and/or expense reimbursements(b)	(0.07%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.10%
(a)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Net Expenses” shown in the Financial Highlights section of this prospectus because “Net Expenses” do not include acquired fund fees and expenses.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10% for Class 2.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 2 (whether or not shares are redeemed)	$112	$365	$637	$1,414
Prospectus 2014	3

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Summary of the Fund (continued)
Portfolio Turnover
The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from April 12, 2013 (commencement of operations) to December 31, 2013, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. On March 31, 2014, the Fund’s actual effective equity market exposure was approximately 43.01% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■	derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
■	direct investments in exchange-traded funds (ETFs); and
■	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively, these assets are referred to as the Tactical Assets.
The Fund’s “effective equity market exposure” (or EEME) includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Although the Fund’s actual EEME at March 31, 2014 was approximately 43.01% of its net assets, the Fund’s targeted EEME may, under normal circumstances, range from 0 to 50% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 40% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 40% of its net assets exposed to the equity market and may have an EEME of 40% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 50% while maintaining a 40% allocation to Equity Underlying Funds.
As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
4	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Summary of the Fund (continued)
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■	Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■	Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed-income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund’s investment activities.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund’s exposures to equity and fixed-income/ debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.
Prospectus 2014	5

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Summary of the Fund (continued)
The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund within each asset class (equity, fixed-income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds’ investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders.
Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.
6	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Prospectus 2014	7

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Summary of the Fund (continued)
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no
8	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Summary of the Fund (continued)
guarantee that the underlying funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Summary of the Fund (continued)
underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the Underlying Funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under “Principal Investment Strategies”, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Performance Information
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
When available, the Fund intends to compare its performance to the performance of a Blended Index, consisting of 65% of Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index and 6% Russell 2000 Index, and to the performance of the Barclays U.S. Aggregate Bond Index.
Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Todd White	Managing Director and Head of Alternative and Absolute Return Investments	Lead manager	2013
Jeffrey Knight, CFA	Senior Portfolio Manager and Head of Global Asset Allocation	Co-manager	2013
Kent Peterson, Ph.D.	Senior Portfolio Manager	Co-manager	2013
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2013
Kent Bergene	Portfolio Manager and Head of Subadvisory Oversight	Co-manager	2013
Brian Virginia	Portfolio Manager and Vice President, Senior Business Manager, Alternative and Absolute Return Investments	Co-manager	May 2014
Purchase and Sale of Fund Shares
The Fund sells its shares at net asset value directly to variable annuity separate accounts of RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (collectively, RiverSource Life) when the variable annuity contract holder has elected a guaranteed benefit rider that requires investment in the Fund or other Portfolio Stabilizer fund (the Rider). Effective June 2014, or such other date determined by the Distributor, the Fund is available to variable annuity contracts with and without the Rider and to variable life insurance policies (Contracts). If you are a Contract holder, please refer to your Contract prospectus for more information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. On March 31, 2014, the Fund’s actual effective equity market exposure was approximately 43.01% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■	derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
■	direct investments in exchange-traded funds (ETFs); and
■	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively, these assets are referred to as the Tactical Assets.
The Fund’s “effective equity market exposure” (or EEME) includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Although the Fund’s actual EEME at March 31, 2014 was approximately 43.01% of its net assets, the Fund’s targeted EEME may, under normal circumstances, range from 0 to 50% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 40% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 40% of its net assets exposed to the equity market and may have an EEME of 40% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 50% while maintaining a 40% allocation to Equity Underlying Funds.
As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
More Information About the Fund (continued)
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■	Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■	Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed-income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund’s investment activities.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund’s exposures to equity and fixed-income/ debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
More Information About the Fund (continued)
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund within each asset class (equity, fixed-income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds’ investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders.
Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.
Below are the Underlying Funds available to the Fund for investment within each asset class category. The Investment Manager may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. A description of the Underlying Funds’ investment objectives and strategies is included in Appendix A. A description of the principal risks associated with the Underlying Funds is included in Appendix B. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.

Equity Underlying Funds	Columbia Variable Portfolio – Contrarian Core Fund, Columbia Variable Portfolio – Dividend Opportunity Fund, Columbia Variable Portfolio – Emerging Markets Fund, Columbia Variable Portfolio – International Opportunity Fund, Columbia Variable Portfolio – Large Cap Growth Fund, Columbia Variable Portfolio – Large Core Quantitative Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Columbia Variable Portfolio – Select Large Cap Growth Fund, Columbia Variable Portfolio – Select Large-Cap Value Fund, Columbia Variable Portfolio – Select Smaller-Cap Value Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Holland Large Cap Growth Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – Loomis Sayles Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Variable Portfolio – Partners Small Cap Growth Fund, Variable Portfolio – Partners Small Cap Value Fund, Variable Portfolio – Pyramis® International Equity Fund, Variable Portfolio – Pyrford International Equity Fund, Variable Portfolio – Sit Dividend Growth Fund and Variable Portfolio – Victory Established Value Fund.
Fixed-Income Underlying Funds	Columbia Variable Portfolio – Core Bond Fund, Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Emerging Markets Bond Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – High Yield Bond Fund, Columbia Variable Portfolio – Income Opportunities Fund, Columbia Variable Portfolio – Limited Duration Credit Fund, Columbia Variable Portfolio – Strategic Income Fund, Columbia Variable Portfolio – U.S. Government Mortgage Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – TCW Core Plus Bond Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund.
Cash/Cash Equivalent Underlying Funds	Columbia Variable Portfolio – Cash Management Fund.
Pyramis is a registered service mark of FMR LLC. Used under license.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
More Information About the Fund (continued)
transacting in single name CDS. If a credit event occurs in one of the reference issuers, the protection is paid out through the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or through a cash settlement between the two parties. The reference issuer is then removed from the index. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund's recovery. Thus, if the counterparty under a CDSX defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s CDSX may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another CDSX or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. Investment in these instruments subjects the Fund to risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that the Fund may incur in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (a counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk
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(the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed, which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
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Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their respective investment objectives. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for an underlying fund. This risk may be particularly important when one investor owns a substantial portion of an underlying fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell
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other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
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With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt-holders.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the Underlying Funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under “Principal Investment Strategies”, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special
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risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Affiliated Products
As of the date of this prospectus, shares of the Fund are available solely to holders of variable annuity contracts issued by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (collectively, RiverSource Life) when the variable annuity contract holder has elected a guaranteed benefit rider that requires investment in the Fund (the Rider). RiverSource Life is an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management, the Fund’s investment manager. RiverSource Life has financial obligations to holders of the Riders arising from guarantee obligations under such Riders, which vary based upon the investment performance of the Fund. RiverSource Life expects to benefit financially by offering this Fund, compared to offering other types of funds, in variable annuity contracts with Riders. For example, RiverSource Life expects to reduce its costs to purchase hedge investments associated with variable annuity contract liabilities tied to this Fund. It also expects to benefit from the greater liquidity of hedge investments used to meet its obligations under the Riders. In addition, it expects to reduce its capital requirements, which represent assets RiverSource Life sets aside to back the
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guarantees offered in its variable annuity contracts. As described above, RiverSource Life has a financial interest in reducing its potential exposure with respect to variable annuity contract values invested under the Riders. This may present a potential conflict of interest with respect to the interests of the holders of the Riders (who are required to allocate their variable annuity contract value to the Fund). In particular, RiverSource Life’s interest in reducing volatility within the Fund’s portfolio may present a potential conflict between it and Columbia Management as the latter seeks to achieve the Fund’s investment objective of “total return while seeking to manage the Fund’s exposure to equity market volatility.” Effective June 2014, or such other date as determined by the Distributor, the Fund may also be owned by variable annuity contract holders who have not elected the Rider and in variable life insurance policies (Contracts) issued by RiverSource Life.
Columbia Management has a framework in place to ensure its management of the Fund is effected in the best interests of the Fund, without undue influence from RiverSource Life. Although an investment in the Fund may have the effect of mitigating declines in your Contract value (whether or not you have elected a Rider in your variable annuity contract) value, in the event of a significant decline in the equity markets, the strategy followed by the Fund, if successful, will also generally result in your Contract value increasing to a lesser degree than the equity markets, or decreasing when the values of equity investments are stable or rising. Depending on future market conditions and considering only the potential return on your investment in the Fund, a variable annuity contract holder electing the Rider might benefit (or benefit more) from selecting an investment option offered in connection with a different guaranteed benefit rider (if available) or alternate investments and a variable annuity contract holder who did not elect the Rider might benefit (or benefit more) from selecting an alternative investment option. In addition, there is no guarantee that the Fund’s strategy will have its intended effect, or that it will work as effectively as is intended.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
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Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratio to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratio will increase as its net assets decrease, such that the Fund’s actual expense ratio may be higher than the expense ratio presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses.
In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired Fund Fees and Expenses” shown are based on its allocations to the underlying funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
More Information About the Fund (continued)
Expense Reimbursement Arrangements
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2015, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of:

Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund
Class 2	1.10%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.20% of average daily net assets of the Fund.
The Investment Manager has implemented a schedule for the Fund’s investment management fees whereby the Fund pays (i) 0.00% on the Fund’s assets that are invested in underlying funds that pay an investment advisory fee to the Investment Manager; and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on its assets invested in securities (other than underlying funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
More Information About the Fund (continued)
that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities. A discussion regarding the basis for the Board approving the approval of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Todd White	Managing Director and Head of Alternative and Absolute Return Investments	Lead manager	2013
Jeffrey Knight, CFA	Senior Portfolio Manager and Head of Global Asset Allocation	Co-manager	2013
Kent Peterson, Ph.D.	Senior Portfolio Manager	Co-manager	2013
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2013
Kent Bergene	Portfolio Manager and Head of Subadvisory Oversight	Co-manager	2013
Brian Virginia	Portfolio Manager and Vice President, Senior Business Manager, Alternative and Absolute Return Investments	Co-manager	May 2014
Mr. White joined the Investment Manager in 2008. From 2004 to 2008, Mr. White was Managing Director, Global Head of the Asset-Backed and Mortgage-Backed securities businesses, and North American Head of the Interest Rate business, HSBC. Mr. White began his investment career in 1986 and earned a B.S. in Finance from Indiana University.
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Mr. Peterson joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2006. Mr. Peterson began his investment career in 1999 and earned a B.A. from Cornell University and a Ph.D. from Princeton University.
Ms. Mergen joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Advisors, LLC, where she worked as an investment professional since 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and a M.B.A. from the University of Massachusetts at Amherst.
Mr. Bergene joined the Investment Manager in 1981. Mr. Bergene began his investment career in 1981 and earned a B.S. from the University of North Dakota.
Mr. Virginia joined the Investment Manager in 2010. Prior to joining the Investment Manager, Mr. Virginia was Vice President of Investor Services and Accounting at Citadel’s Omnium Administration. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
More Information About the Fund (continued)
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
More Information About the Fund (continued)
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
About Fund Shares and Transactions
References to the “Fund” throughout this section refer to the Fund and Underlying Funds, as the context requires.
Description of the Share Class
Share Class Features
The Fund offers Class 2 shares. The following summarizes the primary features of the Class 2 shares.

Class 2 Shares
Eligible Investors	As of the date of this prospectus, Class 2 shares of the Fund are offered in variable annuity contracts issued by certain affiliated insurance companies when the variable annuity contract holder has elected a guaranteed benefit rider that requires investment in the Fund (the Rider). Effective June 30, 2014, or such other date determined by the Distributor, the Fund is available to variable annuity contracts with and without the Rider and to variable life insurance policies (Contracts).
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and/or Service Fees	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
About Fund Shares and Transactions (continued)
customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day. Any affiliated underlying funds calculate their NAV in the same manner as the Fund calculates its NAV.
FUNDamentals
NAV Calculation
The Fund calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
About Fund Shares and Transactions (continued)
funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts.
Shares of the Fund may not be purchased or sold directly by individual Contract owners. When you sell your shares through your Contract, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract who may select Fund shares to fund his or her investment in the Contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies and may also be available to other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Additional Discussion of Potential Conflicts of Interest Relating to Funds Used Exclusively by Affiliated Insurance Companies
The Fund is sold exclusively as underlying investment options of the Contracts offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Investment Manager and its affiliates make or support payments out of their own resources to the Companies as a result of the Companies including the Fund as an investment option in the Contracts. These allocations may be significant. In addition, employees of Ameriprise Financial and its affiliates, including employees of the Companies, may be separately incented to
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
About Fund Shares and Transactions (continued)
include the Fund in the Contracts, as employee compensation and business unit operating goals at all levels are tied to the company’s success. These Contracts may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from sponsors of unaffiliated funds or allocation from the Investment Manager and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a Fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a Contract. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investments in the Fund increase. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including Columbia Management, and the Distributor, and the products they offer, including the Fund. These arrangements are sometimes referred to as “revenue sharing payments,” and are in addition to any Rule 12b-1 distribution and/or service fees or other amounts paid by the Fund for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See About Fund Shares and Transactions - Selling Agent Compensation for more information generally about selling agent compensation and the Contract prospectus for more information regarding these payments and allocations relating to your Contract.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company , before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract. Any charges that apply to your Contract, and any charges that apply to separate accounts of participating insurance companies that may own shares directly, are described in your Contract prospectus.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
About Fund Shares and Transactions (continued)
the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign
32	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
About Fund Shares and Transactions (continued)
securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders. The risks of excessive trading described above also apply to any underlying funds in which the Fund invests.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
Prospectus 2014	33

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Distributions and Taxes
References to the “Fund” throughout this section refer to the Fund and Underlying Funds, as the context requires.
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
The Fund expects to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of a Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund.
Shares of the Fund are only offered to separate accounts of participating insurance companies, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts, or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.”
34	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	35

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Class 2	Year Ended December 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain	0.40
Total from investment operations	0.45
Net asset value, end of period	$10.45
Total return	4.50%
Ratios to average net assets(b)
Total gross expenses	0.65% (c)
Total net expenses(d)	0.61% (c)
Net investment income	0.71% (c)
Supplemental data
Net assets, end of period (in thousands)	$257,285
Portfolio turnover	60% (e)

Notes to Financial Highlights
(a)	For the period from April 12, 2013 (commencement of operations) to December 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 18% for the period ended December 31, 2013.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A
Underlying Funds — Investment Objectives and Strategies
The following is a brief description of the investment objectives and principal investment strategies of certain of the Underlying Funds (which are referred to as Funds in the descriptions below) in which the Funds may invest as part of their principal investment strategies. The Investment Manager may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. The Investment Manager does not necessarily invest Fund assets in each of the Underlying Funds listed below. Additional information regarding the Underlying Funds is available in their prospectus and SAI. This prospectus is not an offer for any of the Underlying Funds. For copies of prospectuses of the Underlying Funds, which contains this and other information, call 800.345.6611. Read the prospectus carefully before you invest.
Columbia Variable Portfolio – Cash Management Fund
Columbia Variable Portfolio – Cash Management Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. Government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.
Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day to day.
The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:
■	Invests substantially in securities rated in the highest short-term rating category, or deemed to be of comparable quality. However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality.
■	Limits its U.S. dollar-weighted average portfolio maturity to 60 days or less and its U.S. dollar-weighted average life to 120 days or less.
■	Buys obligations with remaining maturities of 397 days or less (as maturity is calculated by SEC rules governing the operation of money market funds).
■	Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.
Columbia Variable Portfolio – Contrarian Core Fund
Columbia Variable Portfolio – Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income.
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
Columbia Variable Portfolio - Core Bond Fund
Columbia Variable Portfolio - Core Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations and other private
Prospectus 2014	A-1

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
issuers, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined to be of comparable quality. The Fund may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.
The Fund may invest in derivatives, including futures contracts (including interest rate futures) and swap contracts (including credit default swaps and interest rate swaps) for hedging and managing yield curve, duration and interest rate exposure; forward-settling instruments (including To Be Announced (TBA) securities) for investment purposes; inverse floaters, options (including listed futures) and collateralized debt obligations for investment purposes; and interest-only (IO) and principal-only (PO) securities for hedging and investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Diversified Bond Fund
Columbia Variable Portfolio – Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in derivatives, such as futures (including interest rate futures) for hedging and managing yield curve, duration and interest rate exposure; forward-settling transactions (including securities in the To Be Announced (TBA) market) for investment purposes; swaps (including credit default swaps and interest rate swaps) for hedging and managing yield curve, duration and interest rate exposure; options (including options on listed futures) for investment purposes; collateralized debt obligations, interest-only (IO) and principal-only (PO) bonds for investment and hedging purposes; and inverse floaters for investment purposes. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Dividend Opportunity Fund
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
Columbia Variable Portfolio – Emerging Markets Fund
Columbia Variable Portfolio – Emerging Markets Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment.
The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. However, the Fund has invested substantially in the information technology and technology-related sectors and may continue to invest substantially in these or other sectors in the future. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund may invest in securities that the investment manager believes are undervalued, represent growth opportunities, or both.
Columbia Variable Portfolio – Emerging Markets Bond Fund
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
The Fund invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging market countries are generally those either defined by World Bank-defined per capita income brackets or determined to be an emerging market based on the Fund investment team’s qualitative judgments about a country’s level of economic and institutional development, among other factors. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Fixed income securities may be denominated in either U.S. dollars or the local currency of the issuer. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and below investment grade or considered to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade or, if unrated, determined to be of comparable quality.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Variable Portfolio – Global Bond Fund
Columbia Variable Portfolio – Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
The Fund invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
Prospectus 2014	A-3

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
In addition, in pursuing its objective, the Fund, relying on quantitative and qualitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates and duration risks. The Fund may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Variable Portfolio – High Yield Bond Fund
Columbia Variable Portfolio – High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as floating rate loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality.
The Fund may invest up to 25% of its net assets in high yield debt instruments of foreign issuers.
Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio managers in selecting investments than either maturity or duration.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
Columbia Variable Portfolio – Income Opportunities Fund
Columbia Variable Portfolio – Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities determined to be of comparable quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security.
The Fund may invest up to 25% of its net assets in foreign investments.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio manager in selecting investments than either maturity or duration.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
Columbia Variable Portfolio – International Opportunity Fund
Columbia Variable Portfolio – International Opportunity Fund (the Fund) seeks to provide shareholders with capital appreciation.
The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.
Columbia Variable Portfolio – Large Cap Growth Fund
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.15 billion to $503.8 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector and the information technology and technology-related sectors.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Large Core Quantitative Fund
Columbia Variable Portfolio – Large Core Quantitative Fund (the Fund) seeks to provide shareholders with capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.
Columbia Variable Portfolio – Limited Duration Credit Fund
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
Prospectus 2014	A-5

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. The Fund will primarily invest in debt securities with short- and intermediate-term maturities generally similar to those included in the Fund’s benchmark index, the Barclays U.S. 1-5 Year Corporate Index (the Index). The Fund may invest up to 15% of its net assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”).
Under normal circumstances, the Fund targets an average portfolio duration within one year of the duration of the Index which, as of March 31, 2014 was 2.89 years.
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. For these purposes, mid-cap companies are considered to be companies whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap Index (the Index) at the time of purchase (between $968 million and $35.7 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap Value Index (the Index) (between $968 million and $29.7 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Columbia Variable Portfolio – Select Large Cap Growth Fund
Columbia Variable Portfolio – Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index, at the time of purchase (between $1.1 billion and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the
A-6	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
Index are subject to change. The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, health care sector and information technology sector.
Columbia Variable Portfolio – Select Large-Cap Value Fund
Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $968 million and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. The Fund’s Board of Trustees may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 30 and 35 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $18 million and $10.6 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Columbia Variable Portfolio – Strategic Income Fund
Columbia Variable Portfolio – Strategic Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined to be of comparable quality, which are commonly referred to as “junk bonds.”
The Fund may invest in derivatives, such as forward foreign currency contracts for hedging and investment purposes; futures (including bond and interest rate futures) for managing duration and yield curve; forward-settling transactions (including dollar rolls, forward interest rate agreements and securities in the To Be Announced (TBA) market) for investment and hedging purposes; swaps (including credit default swaps, credit default swap indexes, cross currency swaps, interest rate swaps and total
Prospectus 2014	A-7

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
return swaps) for hedging and investment purposes; options (including options on listed futures) for hedging and investment purposes; and collateralized debt obligations, interest-only (IO) and principal-only (PO) bonds for investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
The Fund’s assets primarily are invested in mortgage-related securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. This includes, but is not limited to, Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
The Fund may invest in derivatives such as forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, and/or to obtain or reduce credit exposure.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Variable Portfolio – American Century Diversified Bond Fund
Variable Portfolio – American Century Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The Fund may invest in derivatives such as credit default swaps, forward contracts (such as dollar rolls, pair-offs and investments in the To-Be-Announced market) and forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, and to increase market exposure and investment flexibility.
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund
A-8	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in sectors outside the Fund’s benchmark index, the Barclays World Government Inflation-Linked Bond Index USD hedged (the Index). The Fund seeks to maintain an average duration that is within +/– 20% of the duration of the Index.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
The Fund may invest in derivatives such as futures (including bond and interest rate futures), options (including options on listed futures and options on over-the-counter futures), swaps (including interest rate and inflation rate, caps and floors swaps) and forward contracts, including forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.
The portfolio managers may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
The Fund is a non-diversified fund.
Variable Portfolio – Columbia Wanger International Equities Fund
Variable Portfolio – Columbia Wanger International Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.
Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Variable Portfolio – Columbia Wanger U.S. Equities Fund
Variable Portfolio – Columbia Wanger U.S. Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under
Prospectus 2014	A-9

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.
The Subadviser believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
Variable Portfolio – DFA International Value Fund
Variable Portfolio – DFA International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio managers determine to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Under normal circumstances, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries.
Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.
The Fund may invest in derivatives, such as futures contracts for equity securities and indices to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions, and forward foreign currency contracts in connection with the settlement of equity trades or the exchange of one currency for another.
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (the Fund) seeks to provide shareholders with a high level of current income.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “high yield securities” or “junk bonds”) or, if unrated, determined to be of comparable quality. The Fund invests in senior floating rate loans of borrowers (Senior Loans). The Fund may also purchase secured and unsecured subordinated loans, second lien loans and subordinate bridge loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.
The Fund may invest up to 25% of its net assets in foreign investments.
Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as London Interbank Offered Rate (commonly known as LIBOR) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.
Variable Portfolio - Holland Large Cap Growth Fund
Variable Portfolio - Holland Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Index (the Index). The market capitalization range of the companies included within the Index was $968 million to $503.8 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, real estate investment trusts (REITs) and American Depositary Receipts (ADRs).
A-10	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
The Fund invests primarily in U.S. companies. Generally, the Fund anticipates holding between 45 and 60 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
Variable Portfolio – Invesco International Growth Fund
Variable Portfolio – Invesco International Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund’s assets are primarily invested in equity securities and depositary receipts of foreign issuers. Under normal circumstances, the Fund invests in securities of companies located in at least three countries outside the U.S., which may include significant investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 30% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any market capitalization, including both large- and mid-capitalization issuers. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest in derivatives, such as forward foreign currency contracts to mitigate the risk of foreign currency exposure, and futures contracts (including index futures) to seek exposure to the broad market in connection with managing cash balances or to hedge against downside risk. The Fund may also hold warrants in connection with the acquisition of securities.
Variable Portfolio – J.P. Morgan Core Bond Fund
Variable Portfolio – J.P. Morgan Core Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating.
Variable Portfolio – Jennison Mid Cap Growth Fund
Variable Portfolio – Jennison Mid Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.1 billion to $35.7 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology sector.
Variable Portfolio – Loomis Sayles Growth Fund
Variable Portfolio – Loomis Sayles Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $1.1 billion and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
Variable Portfolio – MFS Value Fund
Variable Portfolio – MFS Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Prospectus 2014	A-11

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, equity interests in real estate investment trusts (REITs) and depositary receipts for such securities. While the Fund may invest its assets in companies of any size, the Fund generally focuses on large-capitalization companies. Large-capitalization companies are defined by the Fund as those companies with market capitalizations of at least $5 billion at the time of purchase.
Variable Portfolio – Mondrian International Small Cap Fund
Variable Portfolio – Mondrian International Small Cap Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies.
The Fund’s subadviser is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. The subadviser considers small cap companies to be those companies whose market capitalization, at the time of purchase, falls within the range of companies in the MSCI World ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. The market capitalization range of the companies included within the Index was $26 million to $9 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may also invest in emerging markets. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector.
The Fund may invest in derivatives, such as forward foreign currency contracts in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency in order to purchase foreign securities.
Variable Portfolio – Morgan Stanley Global Real Estate Fund
Variable Portfolio – Morgan Stanley Global Real Estate Fund (the Fund) seeks to provide shareholders with current income and capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry include, among others, real estate operating companies (REOCs), real estate investment trusts (REITs), and similar entities formed under the laws of non-U.S. countries.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
Variable Portfolio – NFJ Dividend Value Fund
Variable Portfolio – NFJ Dividend Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital and income.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund also may invest in real estate investment trusts.
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with a market capitalization in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector and the information technology sector.
Variable Portfolio – Partners Small Cap Growth Fund
Variable Portfolio – Partners Small Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization, at the time of purchase, of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $61 million to $10.6 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio. Each subadviser employs an active investment strategy.
Variable Portfolio – Partners Small Cap Value Fund
Variable Portfolio – Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index (the Index). The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $18 million to $10.6 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in any type of securities, including common stocks and depositary receipts.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio. Each of the subadviser employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.
Variable Portfolio – Pyramis International Equity Fund
Variable Portfolio – Pyramis International Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of foreign issuers, located or traded in countries other than the U.S., that are believed to offer strong growth potential. Under normal circumstances, the Fund invests its assets in common stocks of companies whose
Prospectus 2014	A-13

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Index). The market capitalization range of the companies included within the Index was $665 million to $242.95 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Variable Portfolio – Pyrford International Equity Fund
Variable Portfolio – Pyrford International Equity Fund (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States, including issuers in emerging markets countries. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks.
Although the Fund may invest in companies across all market capitalizations, the Fund invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $1 billion.
The Fund invests primarily in companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts.
The Fund may invest in forward foreign currency contracts primarily for hedging purposes.
Variable Portfolio – Sit Dividend Growth Fund
Variable Portfolio – Sit Dividend Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in dividend-paying common stocks. The Fund invests in dividend-paying, growth-oriented companies that are believed to exhibit the potential for growth and growing dividend. The Fund may invest in large to medium-sized companies with market capitalizations of at least $2 billion at the time of the Fund’s investment.
The Fund may invest up to 25% of its net assets in foreign investments.
Variable Portfolio – TCW Core Plus Bond Fund
Variable Portfolio – TCW Core Plus Bond Fund (the Fund) seeks to provide shareholders with total return through current income and capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities, including debt securities issued by the U.S. Government, its agencies, instrumentalities or sponsored corporations, debt securities issued by corporations, mortgage- and other asset-backed securities, dollar-denominated securities issued by foreign governments, companies or other entities, bank loans and other obligations. The Fund invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated securities determined to be of comparable quality. The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity or duration at the Fund level.
Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in non-U.S. dollar denominated securities, as well as investments in emerging markets securities. In connection with its strategy relating to foreign investments, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets.
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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix A (continued)
The Fund may invest in derivatives, including futures contracts (including currency, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), swap contracts (including swaps on fixed income futures and credit default, cross-currency, and interest rate swaps) and other derivative instruments, including instruments commonly known as mortgage derivatives, such as inverse floaters, To Be Announced (TBA) securities, and interest-only (IO), principal-only (PO), inverse IO and tiered index bonds. The Fund may use derivatives in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure and investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency or other asset), and/or to manage duration and yield curve of the Fund. The Fund also may invest in private placements.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Variable Portfolio – Victory Established Value Fund
Variable Portfolio – Victory Established Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap Value Index (the Index). The market capitalization range of the companies included within the Index was $968 million to $29.7 billion as of March 31, 2014.
The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in American Depository Receipts (ADRs). The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Variable Portfolio – Wells Fargo Short Duration Government Fund
Variable Portfolio – Wells Fargo Short Duration Government Fund (the Fund) seeks to provide shareholders with current income consistent with capital preservation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund may invest up to 20% of its net assets within non-government mortgage and asset-backed securities.
In pursuit of its objective, the Fund will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or if deemed to be of comparable quality. As part of the Fund’s investment strategy, it may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, the Fund may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3 that the Fund’s subadviser believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio’s overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.
Prospectus 2014	A-15

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix B
Underlying Funds — Risks
The ability of the Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives, as well as the investment performance of the Fund’s other investments.  The following is a brief description of certain of the principal risks associated with investment in the underlying funds in which the Fund may invest as part of its principal investment strategies.  The Fund is subject directly to these risks to the extent it invests in individual securities and other instruments.  Additional information regarding the principal risks associated with investment in the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information.  This prospectus is not an offer for any of the underlying funds.
The references in each case to the “Fund” within each of the below risks descriptions in this Appendix B refers to the underlying fund(s) that the Fund invests in.
Active Management Risk. Certain Funds are actively managed by their portfolio managers. Certain other Funds are managed based primarily on quantitative methods, with the portfolio managers conducting a qualitative review of the quantitative output. In either case, the Funds could underperform their benchmark indices and/or other funds with a similar investment objective. The Funds may fail to achieve their investment objectives and you may lose money.
Asset-Backed Securities Risk. The value of the Fund's asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Most asset-backed securities are subject to prepayment risk (i.e., the risk that the Fund will have to reinvest the money received in securities that have lower yields). Rising or high interest rates tend to extend the duration of asset-backed securities, resulting in valuations that are volatile and sensitive to changes in interest rates.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Confidential Information Access Risk. The Investment Manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations (such as making payments to the Fund), including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.
B-1	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix B (continued)
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.
Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to leverage risk and counterparty risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
Prospectus 2014	B-2

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix B (continued)
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Inflation Rate Swaps Risk. An inflation rate swap is a derivative instrument used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation rate swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). Investments in inflation rate swaps subject the Fund (and, therefore, shareholders) to risks, including hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), and inflation risk (the risk that inflation rates may change drastically as a result of unexpected shifts in the global economy), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Derivatives Risk/Structured Investments Risk. Structured instruments include debt instruments that are collateralized by the underlying cash flows of a pool of financial assets or receivables. Structured investments may be less liquid than other debt securities (or illiquid), and the price of structured investments may be more volatile. In some cases, depending on its terms, a structured investment may provide that the principal and/or interest payments may be adjusted below zero. Structured investments also may involve significant credit risk and risk of default by the counterparty. The Fund’s use of structured instruments may not work as intended. If structured investments are used to reduce the duration of the Fund’s portfolio, this may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline).
B-3	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix B (continued)
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.
Derivatives Risk/Warrants Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value, as well being subject to liquidity risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Foreign Currency-related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Prospectus 2014	B-4

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix B (continued)
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.
Geographic Concentration Risk/Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses within the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of the Fund may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
B-5	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix B (continued)
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Mid-Cap Company Securities Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies.
Money Market Fund Risk. An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Investment Manager, the Investment Manager's parent, the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that the Investment Manager or its affiliates would protect the Fund or redeeming shareholders against a loss of principal.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund's portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, the Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of
Prospectus 2014	B-6

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix B (continued)
underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
B-7	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix B (continued)
Regulatory Risk. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation or performance of the Fund. For example, the SEC has proposed amendments to money market regulation, which may have adverse consequences for money market funds, including the Fund. These changes, if adopted, may affect the Fund’s ability to implement its investment strategies, and may impact the Fund’s future operations, performance and/or yields.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that this strategy will be successful.
Rule 144A Securities Risk. The Fund may invest significantly in privately placed “Rule 144A” securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector, health care sector and information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent
Prospectus 2014	B-8

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix B (continued)
upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
B-9	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Appendix B (continued)
Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Prospectus 2014	B-10

Notes

Notes

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies. Please refer to your Contract prospectus for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
S-6613-99 C (5/14)

Prospectus
May 1, 2014
Columbia Variable Portfolio – Managed Volatility Growth Fund

The Fund may offer Class 2 shares to separate accounts funding certain variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated life insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor), as set forth herein. There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Managed Volatility Growth Fund
2	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Managed Volatility Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract, which are disclosed in your Contract prospectus. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.08%
Acquired fund fees and expenses	0.60%
Total annual Fund operating expenses(a)	1.13%
Less: Fee waivers and/or expense reimbursements(b)	(0.03%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.10%
(a)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Net Expenses” shown in the Financial Highlights section of this prospectus because “Net Expenses” do not include acquired fund fees and expenses.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10% for Class 2.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 2 (whether or not shares are redeemed)	$112	$356	$619	$1,372
Prospectus 2014	3

Columbia Variable Portfolio – Managed Volatility Growth Fund
Summary of the Fund (continued)
Portfolio Turnover
The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from April 12, 2013 (commencement of operations) to December 31, 2013, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. On March 31, 2014, the Fund’s actual effective equity market exposure was approximately 80.26% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■	derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
■	direct investments in exchange-traded funds (ETFs); and
■	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively, these assets are referred to as the Tactical Assets.
The Fund’s “effective equity market exposure” (or EEME) includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Although the Fund’s actual EEME at March 31, 2014 was approximately 80.26% of its net assets, the Fund’s targeted EEME may, under normal circumstances, range from 0 to 90% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 75% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 75% of its net assets exposed to the equity market and may have an EEME of 75% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 90% while maintaining a 75% allocation to Equity Underlying Funds.
As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
4	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Summary of the Fund (continued)
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■	Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■	Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed-income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund’s investment activities.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund’s exposures to equity and fixed-income/ debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.
Prospectus 2014	5

Columbia Variable Portfolio – Managed Volatility Growth Fund
Summary of the Fund (continued)
The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund within each asset class (equity, fixed-income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds’ investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders.
Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.
6	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Summary of the Fund (continued)
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Summary of the Fund (continued)
guarantee that the underlying funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Summary of the Fund (continued)
underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the Underlying Funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under “Principal Investment Strategies”, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Performance Information
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
When available, the Fund intends to compare its performance to the performance of a Blended Index, consisting of 35% of Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index and 12% Russell 2000 Index, and to the performance of the Standard & Poor’s (S&P) 500 Index.
Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Todd White	Managing Director and Head of Alternative and Absolute Return Investments	Lead manager	2013
Jeffrey Knight, CFA	Senior Portfolio Manager and Head of Global Asset Allocation	Co-manager	2013
Kent Peterson, Ph.D.	Senior Portfolio Manager	Co-manager	2013
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2013
Kent Bergene	Portfolio Manager and Head of Subadvisory Oversight	Co-manager	2013
Brian Virginia	Portfolio Manager and Vice President, Senior Business Manager, Alternative and Absolute Return Investments	Co-manager	May 2014
Purchase and Sale of Fund Shares
The Fund sells its shares at net asset value directly to variable annuity separate accounts of RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (collectively, RiverSource Life) when the variable annuity contract holder has elected a guaranteed benefit rider that requires investment in the Fund or other Portfolio Stabilizer fund (the Rider). Effective June 2014, or such other date determined by the Distributor, the Fund is available to variable annuity contracts with and without the Rider and to variable life insurance policies (Contracts). If you are a Contract holder, please refer to your Contract prospectus for more information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Managed Volatility Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. On March 31, 2014, the Fund’s actual effective equity market exposure was approximately 80.26% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■	derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
■	direct investments in exchange-traded funds (ETFs); and
■	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively, these assets are referred to as the Tactical Assets.
The Fund’s “effective equity market exposure” (or EEME) includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Although the Fund’s actual EEME at March 31, 2014 was approximately 80.26% of its net assets, the Fund’s targeted EEME may, under normal circumstances, range from 0 to 90% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 75% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 75% of its net assets exposed to the equity market and may have an EEME of 75% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 90% while maintaining a 75% allocation to Equity Underlying Funds.
As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
More Information About the Fund (continued)
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■	Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■	Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed-income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund’s investment activities.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund’s exposures to equity and fixed-income/ debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
More Information About the Fund (continued)
The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund within each asset class (equity, fixed-income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds’ investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders.
Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.
Below are the Underlying Funds available to the Fund for investment within each asset class category. The Investment Manager may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. A description of the Underlying Funds’ investment objectives and strategies is included in Appendix A. A description of the principal risks associated with the Underlying Funds is included in Appendix B. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.

Equity Underlying Funds	Columbia Variable Portfolio – Contrarian Core Fund, Columbia Variable Portfolio – Dividend Opportunity Fund, Columbia Variable Portfolio – Emerging Markets Fund, Columbia Variable Portfolio – International Opportunity Fund, Columbia Variable Portfolio – Large Cap Growth Fund, Columbia Variable Portfolio – Large Core Quantitative Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Columbia Variable Portfolio – Select Large Cap Growth Fund, Columbia Variable Portfolio – Select Large-Cap Value Fund, Columbia Variable Portfolio – Select Smaller-Cap Value Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Holland Large Cap Growth Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – Loomis Sayles Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Variable Portfolio – Partners Small Cap Growth Fund, Variable Portfolio – Partners Small Cap Value Fund, Variable Portfolio – Pyramis® International Equity Fund, Variable Portfolio – Pyrford International Equity Fund, Variable Portfolio – Sit Dividend Growth Fund and Variable Portfolio – Victory Established Value Fund.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
More Information About the Fund (continued)
Fixed-Income Underlying Funds	Columbia Variable Portfolio – Core Bond Fund, Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Emerging Markets Bond Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – High Yield Bond Fund, Columbia Variable Portfolio – Income Opportunities Fund, Columbia Variable Portfolio – Limited Duration Credit Fund, Columbia Variable Portfolio – Strategic Income Fund, Columbia Variable Portfolio – U.S. Government Mortgage Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – TCW Core Plus Bond Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund.
Cash/Cash Equivalent Underlying Funds	Columbia Variable Portfolio – Cash Management Fund.
Pyramis is a registered service mark of FMR LLC. Used under license.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an
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investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. If a credit event occurs in one of the reference issuers, the protection is paid out through the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or through a cash settlement between the two parties. The reference issuer is then removed from the index. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund's recovery. Thus, if the counterparty under a CDSX defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s CDSX may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another CDSX or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. Investment in these instruments subjects the Fund to risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that the Fund may incur in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (a counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like
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many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed, which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
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Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their respective investment objectives. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for an underlying fund. This risk may be particularly important when one investor owns a substantial portion of an underlying fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
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Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt-holders.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the Underlying Funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under “Principal Investment Strategies”, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
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Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
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More Information About the Fund (continued)
Affiliated Products
As of the date of this prospectus, shares of the Fund are available solely to holders of variable annuity contracts issued by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (collectively, RiverSource Life) when the variable annuity contract holder has elected a guaranteed benefit rider that requires investment in the Fund (the Rider). RiverSource Life is an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management, the Fund’s investment manager. RiverSource Life has financial obligations to holders of the Riders arising from guarantee obligations under such Riders, which vary based upon the investment performance of the Fund. RiverSource Life expects to benefit financially by offering this Fund, compared to offering other types of funds, in variable annuity contracts with Riders. For example, RiverSource Life expects to reduce its costs to purchase hedge investments associated with variable annuity contract liabilities tied to this Fund. It also expects to benefit from the greater liquidity of hedge investments used to meet its obligations under the Riders. In addition, it expects to reduce its capital requirements, which represent assets RiverSource Life sets aside to back the guarantees offered in its variable annuity contracts. As described above, RiverSource Life has a financial interest in reducing its potential exposure with respect to variable annuity contract values invested under the Riders. This may present a potential conflict of interest with respect to the interests of the holders of the Riders (who are required to allocate their variable annuity contract value to the Fund). In particular, RiverSource Life’s interest in reducing volatility within the Fund’s portfolio may present a potential conflict between it and Columbia Management as the latter seeks to achieve the Fund’s investment objective of “total return while seeking to manage the Fund’s exposure to equity market volatility.” Effective June 2014, or such other date as determined by the Distributor, the Fund may also be owned by variable annuity contract holders who have not elected the Rider and in variable life insurance policies (Contracts) issued by RiverSource Life.
Columbia Management has a framework in place to ensure its management of the Fund is effected in the best interests of the Fund, without undue influence from RiverSource Life. Although an investment in the Fund may have the effect of mitigating declines in your Contract value (whether or not you have elected a Rider in your variable annuity contract) value, in the event of a significant decline in the equity markets, the strategy followed by the Fund, if successful, will also generally result in your Contract value increasing to a lesser degree than the equity markets, or decreasing when the values of equity investments are stable or rising. Depending on future market conditions and considering only the potential return on your investment in the Fund, a variable annuity contract holder electing the Rider might benefit (or benefit more) from selecting an investment option offered in connection with a different guaranteed benefit rider (if available) or alternate investments and a variable annuity contract holder who did not elect the Rider might benefit (or benefit more) from selecting an alternative investment option. In addition, there is no guarantee that the Fund’s strategy will have its intended effect, or that it will work as effectively as is intended.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various
Prospectus 2014	23

Columbia Variable Portfolio – Managed Volatility Growth Fund
More Information About the Fund (continued)
purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratio to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratio will increase as its net assets decrease, such that the Fund’s actual expense ratio may be higher than the expense ratio presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses.
In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired Fund Fees and Expenses” shown are based on its allocations to the underlying funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
More Information About the Fund (continued)
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2015, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of:

Columbia Variable Portfolio - Managed Volatility Growth Fund
Class 2	1.10%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider
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Columbia Variable Portfolio – Managed Volatility Growth Fund
More Information About the Fund (continued)
any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.20% of average daily net assets of the Fund.
The Investment Manager has implemented a schedule for the Fund’s investment management fees whereby the Fund pays (i) 0.00% on the Fund’s assets that are invested in underlying funds that pay an investment advisory fee to the Investment Manager; and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on its assets invested in securities (other than underlying funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities. A discussion regarding the basis for the Board approving the approval of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Todd White	Managing Director and Head of Alternative and Absolute Return Investments	Lead manager	2013
Jeffrey Knight, CFA	Senior Portfolio Manager and Head of Global Asset Allocation	Co-manager	2013
Kent Peterson, Ph.D.	Senior Portfolio Manager	Co-manager	2013
Melda Mergen, CFA, CAIA	Portfolio Manager and Head of Investment Oversight	Co-manager	2013
Kent Bergene	Portfolio Manager and Head of Subadvisory Oversight	Co-manager	2013
Brian Virginia	Portfolio Manager and Vice President, Senior Business Manager, Alternative and Absolute Return Investments	Co-manager	May 2014
Mr. White joined the Investment Manager in 2008. From 2004 to 2008, Mr. White was Managing Director, Global Head of the Asset-Backed and Mortgage-Backed securities businesses, and North American Head of the Interest Rate business, HSBC. Mr. White began his investment career in 1986 and earned a B.S. in Finance from Indiana University.
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Mr. Peterson joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2006. Mr. Peterson began his investment career in 1999 and earned a B.A. from Cornell University and a Ph.D. from Princeton University.
Ms. Mergen joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Advisors, LLC, where she worked as an investment professional since 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and a M.B.A. from the University of Massachusetts at Amherst.
Mr. Bergene joined the Investment Manager in 1981. Mr. Bergene began his investment career in 1981 and earned a B.S. from the University of North Dakota.
Mr. Virginia joined the Investment Manager in 2010. Prior to joining the Investment Manager, Mr. Virginia was Vice President of Investor Services and Accounting at Citadel’s Omnium Administration. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
More Information About the Fund (continued)
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
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Columbia Variable Portfolio – Managed Volatility Growth Fund
More Information About the Fund (continued)
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
About Fund Shares and Transactions
References to the “Fund” throughout this section refer to the Fund and Underlying Funds, as the context requires.
Description of the Share Class
Share Class Features
The Fund offers Class 2 shares. The following summarizes the primary features of the Class 2 shares.

Class 2 Shares
Eligible Investors	As of the date of this prospectus, Class 2 shares of the Fund are offered in variable annuity contracts issued by certain affiliated insurance companies when the variable annuity contract holder has elected a guaranteed benefit rider that requires investment in the Fund (the Rider). Effective June 30, 2014, or such other date determined by the Distributor, the Fund is available to variable annuity contracts with and without the Rider and to variable life insurance policies (Contracts).
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and/or Service Fees	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to
Prospectus 2014	29

Columbia Variable Portfolio – Managed Volatility Growth Fund
About Fund Shares and Transactions (continued)
customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day. Any affiliated underlying funds calculate their NAV in the same manner as the Fund calculates its NAV.
FUNDamentals
NAV Calculation
The Fund calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end
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Columbia Variable Portfolio – Managed Volatility Growth Fund
About Fund Shares and Transactions (continued)
funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts.
Shares of the Fund may not be purchased or sold directly by individual Contract owners. When you sell your shares through your Contract, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract who may select Fund shares to fund his or her investment in the Contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies and may also be available to other eligible investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Additional Discussion of Potential Conflicts of Interest Relating to Funds Used Exclusively by Affiliated Insurance Companies
The Fund is sold exclusively as underlying investment options of the Contracts offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Investment Manager and its affiliates make or support payments out of their own resources to the Companies as a result of the Companies including the Fund as an investment option in the Contracts. These allocations may be significant. In addition, employees of Ameriprise Financial and its affiliates, including employees of the Companies, may be separately incented to
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Columbia Variable Portfolio – Managed Volatility Growth Fund
About Fund Shares and Transactions (continued)
include the Fund in the Contracts, as employee compensation and business unit operating goals at all levels are tied to the company’s success. These Contracts may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from sponsors of unaffiliated funds or allocation from the Investment Manager and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a Fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a Contract. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investments in the Fund increase. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including Columbia Management, and the Distributor, and the products they offer, including the Fund. These arrangements are sometimes referred to as “revenue sharing payments,” and are in addition to any Rule 12b-1 distribution and/or service fees or other amounts paid by the Fund for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See About Fund Shares and Transactions - Selling Agent Compensation for more information generally about selling agent compensation and the Contract prospectus for more information regarding these payments and allocations relating to your Contract.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company , before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract. Any charges that apply to your Contract, and any charges that apply to separate accounts of participating insurance companies that may own shares directly, are described in your Contract prospectus.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting
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Columbia Variable Portfolio – Managed Volatility Growth Fund
About Fund Shares and Transactions (continued)
the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign
Prospectus 2014	33

Columbia Variable Portfolio – Managed Volatility Growth Fund
About Fund Shares and Transactions (continued)
securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders. The risks of excessive trading described above also apply to any underlying funds in which the Fund invests.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Distributions and Taxes
References to the “Fund” throughout this section refer to the Fund and Underlying Funds, as the context requires.
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
The Fund expects to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of a Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund.
Shares of the Fund are only offered to separate accounts of participating insurance companies, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts, or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.”
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Class 2	Year Ended December 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	1.12
Total from investment operations	1.14
Net asset value, end of period	$11.14
Total return	11.40%
Ratios to average net assets(b)
Total gross expenses	0.53% (c)
Total net expenses(d)	0.51% (c)
Net investment income	0.27% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,992,053
Portfolio turnover	36% (e)

Notes to Financial Highlights
(a)	For the period from April 12, 2013 (commencement of operations) to December 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 13% for the period ended December 31, 2013.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A
Underlying Funds — Investment Objectives and Strategies
The following is a brief description of the investment objectives and principal investment strategies of certain of the Underlying Funds (which are referred to as Funds in the descriptions below) in which the Funds may invest as part of their principal investment strategies. The Investment Manager may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. The Investment Manager does not necessarily invest Fund assets in each of the Underlying Funds listed below. Additional information regarding the Underlying Funds is available in their prospectus and SAI. This prospectus is not an offer for any of the Underlying Funds. For copies of prospectuses of the Underlying Funds, which contains this and other information, call 800.345.6611. Read the prospectus carefully before you invest.
Columbia Variable Portfolio – Cash Management Fund
Columbia Variable Portfolio – Cash Management Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. Government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.
Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day to day.
The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:
■	Invests substantially in securities rated in the highest short-term rating category, or deemed to be of comparable quality. However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality.
■	Limits its U.S. dollar-weighted average portfolio maturity to 60 days or less and its U.S. dollar-weighted average life to 120 days or less.
■	Buys obligations with remaining maturities of 397 days or less (as maturity is calculated by SEC rules governing the operation of money market funds).
■	Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.
Columbia Variable Portfolio – Contrarian Core Fund
Columbia Variable Portfolio – Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income.
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
Columbia Variable Portfolio - Core Bond Fund
Columbia Variable Portfolio - Core Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations and other private
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
issuers, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined to be of comparable quality. The Fund may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.
The Fund may invest in derivatives, including futures contracts (including interest rate futures) and swap contracts (including credit default swaps and interest rate swaps) for hedging and managing yield curve, duration and interest rate exposure; forward-settling instruments (including To Be Announced (TBA) securities) for investment purposes; inverse floaters, options (including listed futures) and collateralized debt obligations for investment purposes; and interest-only (IO) and principal-only (PO) securities for hedging and investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Diversified Bond Fund
Columbia Variable Portfolio – Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in derivatives, such as futures (including interest rate futures) for hedging and managing yield curve, duration and interest rate exposure; forward-settling transactions (including securities in the To Be Announced (TBA) market) for investment purposes; swaps (including credit default swaps and interest rate swaps) for hedging and managing yield curve, duration and interest rate exposure; options (including options on listed futures) for investment purposes; collateralized debt obligations, interest-only (IO) and principal-only (PO) bonds for investment and hedging purposes; and inverse floaters for investment purposes. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Dividend Opportunity Fund
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
Columbia Variable Portfolio – Emerging Markets Fund
Columbia Variable Portfolio – Emerging Markets Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment.
The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. However, the Fund has invested substantially in the information technology and technology-related sectors and may continue to invest substantially in these or other sectors in the future. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund may invest in securities that the investment manager believes are undervalued, represent growth opportunities, or both.
Columbia Variable Portfolio – Emerging Markets Bond Fund
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
The Fund invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging market countries are generally those either defined by World Bank-defined per capita income brackets or determined to be an emerging market based on the Fund investment team’s qualitative judgments about a country’s level of economic and institutional development, among other factors. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Fixed income securities may be denominated in either U.S. dollars or the local currency of the issuer. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and below investment grade or considered to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade or, if unrated, determined to be of comparable quality.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Variable Portfolio – Global Bond Fund
Columbia Variable Portfolio – Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
The Fund invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
In addition, in pursuing its objective, the Fund, relying on quantitative and qualitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates and duration risks. The Fund may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Variable Portfolio – High Yield Bond Fund
Columbia Variable Portfolio – High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as floating rate loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality.
The Fund may invest up to 25% of its net assets in high yield debt instruments of foreign issuers.
Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio managers in selecting investments than either maturity or duration.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
Columbia Variable Portfolio – Income Opportunities Fund
Columbia Variable Portfolio – Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities determined to be of comparable quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security.
The Fund may invest up to 25% of its net assets in foreign investments.
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Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio manager in selecting investments than either maturity or duration.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
Columbia Variable Portfolio – International Opportunity Fund
Columbia Variable Portfolio – International Opportunity Fund (the Fund) seeks to provide shareholders with capital appreciation.
The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.
Columbia Variable Portfolio – Large Cap Growth Fund
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.15 billion to $503.8 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector and the information technology and technology-related sectors.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Large Core Quantitative Fund
Columbia Variable Portfolio – Large Core Quantitative Fund (the Fund) seeks to provide shareholders with capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.
In pursuit of the Fund’s objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.
Columbia Variable Portfolio – Limited Duration Credit Fund
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
A-5	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. The Fund will primarily invest in debt securities with short- and intermediate-term maturities generally similar to those included in the Fund’s benchmark index, the Barclays U.S. 1-5 Year Corporate Index (the Index). The Fund may invest up to 15% of its net assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”).
Under normal circumstances, the Fund targets an average portfolio duration within one year of the duration of the Index which, as of March 31, 2014 was 2.89 years.
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. For these purposes, mid-cap companies are considered to be companies whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap Index (the Index) at the time of purchase (between $968 million and $35.7 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap Value Index (the Index) (between $968 million and $29.7 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Columbia Variable Portfolio – Select Large Cap Growth Fund
Columbia Variable Portfolio – Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index, at the time of purchase (between $1.1 billion and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the
Prospectus 2014	A-6

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
Index are subject to change. The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, health care sector and information technology sector.
Columbia Variable Portfolio – Select Large-Cap Value Fund
Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $968 million and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. The Fund’s Board of Trustees may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 30 and 35 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $18 million and $10.6 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector. The Fund may hold a small number of securities consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Columbia Variable Portfolio – Strategic Income Fund
Columbia Variable Portfolio – Strategic Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined to be of comparable quality, which are commonly referred to as “junk bonds.”
The Fund may invest in derivatives, such as forward foreign currency contracts for hedging and investment purposes; futures (including bond and interest rate futures) for managing duration and yield curve; forward-settling transactions (including dollar rolls, forward interest rate agreements and securities in the To Be Announced (TBA) market) for investment and hedging purposes; swaps (including credit default swaps, credit default swap indexes, cross currency swaps, interest rate swaps and total
A-7	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
return swaps) for hedging and investment purposes; options (including options on listed futures) for hedging and investment purposes; and collateralized debt obligations, interest-only (IO) and principal-only (PO) bonds for investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
The Fund’s assets primarily are invested in mortgage-related securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. This includes, but is not limited to, Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury. The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
The Fund may invest in derivatives such as forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, and/or to obtain or reduce credit exposure.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Variable Portfolio – American Century Diversified Bond Fund
Variable Portfolio – American Century Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk by investing in below investment-grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The Fund may invest in derivatives such as credit default swaps, forward contracts (such as dollar rolls, pair-offs and investments in the To-Be-Announced market) and forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, and to increase market exposure and investment flexibility.
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund
Prospectus 2014	A-8

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in sectors outside the Fund’s benchmark index, the Barclays World Government Inflation-Linked Bond Index USD hedged (the Index). The Fund seeks to maintain an average duration that is within +/– 20% of the duration of the Index.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
The Fund may invest in derivatives such as futures (including bond and interest rate futures), options (including options on listed futures and options on over-the-counter futures), swaps (including interest rate and inflation rate, caps and floors swaps) and forward contracts, including forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.
The portfolio managers may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
The Fund is a non-diversified fund.
Variable Portfolio – Columbia Wanger International Equities Fund
Variable Portfolio – Columbia Wanger International Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.
Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Variable Portfolio – Columbia Wanger U.S. Equities Fund
Variable Portfolio – Columbia Wanger U.S. Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under
A-9	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.
The Subadviser believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
Variable Portfolio – DFA International Value Fund
Variable Portfolio – DFA International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio managers determine to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Under normal circumstances, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries.
Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.
The Fund may invest in derivatives, such as futures contracts for equity securities and indices to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions, and forward foreign currency contracts in connection with the settlement of equity trades or the exchange of one currency for another.
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (the Fund) seeks to provide shareholders with a high level of current income.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “high yield securities” or “junk bonds”) or, if unrated, determined to be of comparable quality. The Fund invests in senior floating rate loans of borrowers (Senior Loans). The Fund may also purchase secured and unsecured subordinated loans, second lien loans and subordinate bridge loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.
The Fund may invest up to 25% of its net assets in foreign investments.
Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as London Interbank Offered Rate (commonly known as LIBOR) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.
Variable Portfolio - Holland Large Cap Growth Fund
Variable Portfolio - Holland Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Index (the Index). The market capitalization range of the companies included within the Index was $968 million to $503.8 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, real estate investment trusts (REITs) and American Depositary Receipts (ADRs).
Prospectus 2014	A-10

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
The Fund invests primarily in U.S. companies. Generally, the Fund anticipates holding between 45 and 60 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
Variable Portfolio – Invesco International Growth Fund
Variable Portfolio – Invesco International Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund’s assets are primarily invested in equity securities and depositary receipts of foreign issuers. Under normal circumstances, the Fund invests in securities of companies located in at least three countries outside the U.S., which may include significant investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 30% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any market capitalization, including both large- and mid-capitalization issuers. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest in derivatives, such as forward foreign currency contracts to mitigate the risk of foreign currency exposure, and futures contracts (including index futures) to seek exposure to the broad market in connection with managing cash balances or to hedge against downside risk. The Fund may also hold warrants in connection with the acquisition of securities.
Variable Portfolio – J.P. Morgan Core Bond Fund
Variable Portfolio – J.P. Morgan Core Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating.
Variable Portfolio – Jennison Mid Cap Growth Fund
Variable Portfolio – Jennison Mid Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.1 billion to $35.7 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology sector.
Variable Portfolio – Loomis Sayles Growth Fund
Variable Portfolio – Loomis Sayles Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $1.1 billion and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
Variable Portfolio – MFS Value Fund
Variable Portfolio – MFS Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
A-11	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, equity interests in real estate investment trusts (REITs) and depositary receipts for such securities. While the Fund may invest its assets in companies of any size, the Fund generally focuses on large-capitalization companies. Large-capitalization companies are defined by the Fund as those companies with market capitalizations of at least $5 billion at the time of purchase.
Variable Portfolio – Mondrian International Small Cap Fund
Variable Portfolio – Mondrian International Small Cap Fund (the Fund) seeks to provide shareholders with long-term capital growth.
The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies.
The Fund’s subadviser is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. The subadviser considers small cap companies to be those companies whose market capitalization, at the time of purchase, falls within the range of companies in the MSCI World ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. The market capitalization range of the companies included within the Index was $26 million to $9 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may also invest in emerging markets. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector.
The Fund may invest in derivatives, such as forward foreign currency contracts in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency in order to purchase foreign securities.
Variable Portfolio – Morgan Stanley Global Real Estate Fund
Variable Portfolio – Morgan Stanley Global Real Estate Fund (the Fund) seeks to provide shareholders with current income and capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry include, among others, real estate operating companies (REOCs), real estate investment trusts (REITs), and similar entities formed under the laws of non-U.S. countries.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.
Variable Portfolio – NFJ Dividend Value Fund
Variable Portfolio – NFJ Dividend Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital and income.
Prospectus 2014	A-12

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund also may invest in real estate investment trusts.
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with a market capitalization in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector and the information technology sector.
Variable Portfolio – Partners Small Cap Growth Fund
Variable Portfolio – Partners Small Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization, at the time of purchase, of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $61 million to $10.6 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio. Each subadviser employs an active investment strategy.
Variable Portfolio – Partners Small Cap Value Fund
Variable Portfolio – Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index (the Index). The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $18 million to $10.6 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in any type of securities, including common stocks and depositary receipts.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio. Each of the subadviser employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.
Variable Portfolio – Pyramis International Equity Fund
Variable Portfolio – Pyramis International Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of foreign issuers, located or traded in countries other than the U.S., that are believed to offer strong growth potential. Under normal circumstances, the Fund invests its assets in common stocks of companies whose
A-13	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Index). The market capitalization range of the companies included within the Index was $665 million to $242.95 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Variable Portfolio – Pyrford International Equity Fund
Variable Portfolio – Pyrford International Equity Fund (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States, including issuers in emerging markets countries. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks.
Although the Fund may invest in companies across all market capitalizations, the Fund invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $1 billion.
The Fund invests primarily in companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts.
The Fund may invest in forward foreign currency contracts primarily for hedging purposes.
Variable Portfolio – Sit Dividend Growth Fund
Variable Portfolio – Sit Dividend Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in dividend-paying common stocks. The Fund invests in dividend-paying, growth-oriented companies that are believed to exhibit the potential for growth and growing dividend. The Fund may invest in large to medium-sized companies with market capitalizations of at least $2 billion at the time of the Fund’s investment.
The Fund may invest up to 25% of its net assets in foreign investments.
Variable Portfolio – TCW Core Plus Bond Fund
Variable Portfolio – TCW Core Plus Bond Fund (the Fund) seeks to provide shareholders with total return through current income and capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities, including debt securities issued by the U.S. Government, its agencies, instrumentalities or sponsored corporations, debt securities issued by corporations, mortgage- and other asset-backed securities, dollar-denominated securities issued by foreign governments, companies or other entities, bank loans and other obligations. The Fund invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated securities determined to be of comparable quality. The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity or duration at the Fund level.
Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in non-U.S. dollar denominated securities, as well as investments in emerging markets securities. In connection with its strategy relating to foreign investments, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets.
Prospectus 2014	A-14

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix A (continued)
The Fund may invest in derivatives, including futures contracts (including currency, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), swap contracts (including swaps on fixed income futures and credit default, cross-currency, and interest rate swaps) and other derivative instruments, including instruments commonly known as mortgage derivatives, such as inverse floaters, To Be Announced (TBA) securities, and interest-only (IO), principal-only (PO), inverse IO and tiered index bonds. The Fund may use derivatives in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure and investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency or other asset), and/or to manage duration and yield curve of the Fund. The Fund also may invest in private placements.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Variable Portfolio – Victory Established Value Fund
Variable Portfolio – Victory Established Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap Value Index (the Index). The market capitalization range of the companies included within the Index was $968 million to $29.7 billion as of March 31, 2014.
The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in American Depository Receipts (ADRs). The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Variable Portfolio – Wells Fargo Short Duration Government Fund
Variable Portfolio – Wells Fargo Short Duration Government Fund (the Fund) seeks to provide shareholders with current income consistent with capital preservation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund may invest up to 20% of its net assets within non-government mortgage and asset-backed securities.
In pursuit of its objective, the Fund will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or if deemed to be of comparable quality. As part of the Fund’s investment strategy, it may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, the Fund may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3 that the Fund’s subadviser believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio’s overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.
A-15	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix B
Underlying Funds — Risks
The ability of the Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives, as well as the investment performance of the Fund’s other investments.  The following is a brief description of certain of the principal risks associated with investment in the underlying funds in which the Fund may invest as part of its principal investment strategies.  The Fund is subject directly to these risks to the extent it invests in individual securities and other instruments.  Additional information regarding the principal risks associated with investment in the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information.  This prospectus is not an offer for any of the underlying funds.
The references in each case to the “Fund” within each of the below risks descriptions in this Appendix B refers to the underlying fund(s) that the Fund invests in.
Active Management Risk. Certain Funds are actively managed by their portfolio managers. Certain other Funds are managed based primarily on quantitative methods, with the portfolio managers conducting a qualitative review of the quantitative output. In either case, the Funds could underperform their benchmark indices and/or other funds with a similar investment objective. The Funds may fail to achieve their investment objectives and you may lose money.
Asset-Backed Securities Risk. The value of the Fund's asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Most asset-backed securities are subject to prepayment risk (i.e., the risk that the Fund will have to reinvest the money received in securities that have lower yields). Rising or high interest rates tend to extend the duration of asset-backed securities, resulting in valuations that are volatile and sensitive to changes in interest rates.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Confidential Information Access Risk. The Investment Manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations (such as making payments to the Fund), including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.
Prospectus 2014	B-1

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix B (continued)
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.
Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to leverage risk and counterparty risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
B-2	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix B (continued)
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Inflation Rate Swaps Risk. An inflation rate swap is a derivative instrument used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation rate swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). Investments in inflation rate swaps subject the Fund (and, therefore, shareholders) to risks, including hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), and inflation risk (the risk that inflation rates may change drastically as a result of unexpected shifts in the global economy), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Derivatives Risk/Structured Investments Risk. Structured instruments include debt instruments that are collateralized by the underlying cash flows of a pool of financial assets or receivables. Structured investments may be less liquid than other debt securities (or illiquid), and the price of structured investments may be more volatile. In some cases, depending on its terms, a structured investment may provide that the principal and/or interest payments may be adjusted below zero. Structured investments also may involve significant credit risk and risk of default by the counterparty. The Fund’s use of structured instruments may not work as intended. If structured investments are used to reduce the duration of the Fund’s portfolio, this may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline).
Prospectus 2014	B-3

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix B (continued)
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.
Derivatives Risk/Warrants Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value, as well being subject to liquidity risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Foreign Currency-related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
B-4	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix B (continued)
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.
Geographic Concentration Risk/Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses within the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of the Fund may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
Prospectus 2014	B-5

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix B (continued)
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Mid-Cap Company Securities Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies.
Money Market Fund Risk. An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Investment Manager, the Investment Manager's parent, the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that the Investment Manager or its affiliates would protect the Fund or redeeming shareholders against a loss of principal.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund's portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, the Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of
B-6	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix B (continued)
underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Prospectus 2014	B-7

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix B (continued)
Regulatory Risk. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation or performance of the Fund. For example, the SEC has proposed amendments to money market regulation, which may have adverse consequences for money market funds, including the Fund. These changes, if adopted, may affect the Fund’s ability to implement its investment strategies, and may impact the Fund’s future operations, performance and/or yields.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that this strategy will be successful.
Rule 144A Securities Risk. The Fund may invest significantly in privately placed “Rule 144A” securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector, health care sector and information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent
B-8	Prospectus 2014

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix B (continued)
upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Prospectus 2014	B-9

Columbia Variable Portfolio – Managed Volatility Growth Fund
Appendix B (continued)
Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
B-10	Prospectus 2014

Notes

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies. Please refer to your Contract prospectus for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
S-6598-99 C (5/14)

Prospectus
May 1, 2014
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
The Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
2	Prospectus 2014

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	1.02%	1.02%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.23%	0.23%
Dividend expenses and borrowing costs on securities sold short	0.01%	0.01%
Remainder of other expenses	0.22%	0.22%
Total annual Fund operating expenses	1.25%	1.50%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$127	$397	$686	$1,511
Class 2 (whether or not shares are redeemed)	$153	$474	$818	$1,791
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 213% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit equity and fixed income market risks (commonly referred to as beta) through various investment and hedging strategies. The Fund’s investments and strategies are expected to employ both long and short positions in foreign and domestic equities (including common stock, preferred stock and convertible securities), equity futures, index futures, swaps, foreign and domestic fixed income securities (including government securities, corporate bonds,
Prospectus 2014	3

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Summary of the Fund (continued)
sovereign and quasi-sovereign debt obligations and municipal securities), fixed income futures, forward foreign currency contracts, commodity futures, other commodity-related investments, and exchange-traded funds (ETFs). Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.
The Fund employs a variety of strategies, techniques and practices that, in the aggregate, are designed to seek positive returns, with a low correlation to the performance of the broad equity and fixed income markets. The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
The Fund may invest without limit in foreign investments (including currencies), which may include investments in emerging markets, and in investments that are rated below investment-grade or, if unrated, deemed to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in derivatives such as futures (including equity, currency, fixed income, index (including stock, bond, and volatility indexes), commodity, and interest rate futures), forward foreign currency contracts, forward rate agreements and swaps, including interest rate, total return and credit default swaps, in an effort to produce incremental earnings, to hedge or offset existing positions, to increase market, interest rate and credit exposure, to increase investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency, commodity or other instrument) and/or to change the effective duration of the Fund’s portfolio. Futures, forwards and swaps, in particular, are expected to be utilized to gain long and short investment (or credit) exposures to securities, indexes, interest rates and currencies (in lieu of purchasing or selling a security, currency or other instrument directly).
The Fund may invest directly in derivatives or indirectly by investing in one or more offshore, wholly-owned subsidiaries (Subsidiaries) that are subject to the same fundamental investment restrictions, compliance policies and procedures as the Fund, but which are not expected to offer or sell their shares to investors other than the Fund. Generally, Subsidiaries will invest primarily in commodity futures, but they may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the 1940 Act), and other investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions.
Unlike the Fund (which is subject to limitations under federal tax laws), Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund, in combination with its Subsidiaries, will comply with the same 1940 Act asset coverage requirements with respect to the Subsidiaries’ investments in commodity-linked derivatives that are applicable to the Fund’s direct transactions in derivatives.
The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles) or other high-quality, short-term investments to cover obligations with respect to, or that may result from, the Fund’s investments in forward foreign currency contracts, currency futures contracts, commodity-linked investments or other derivatives.
Principal Risks
An investment in the Fund involves risk, including those associated with the Fund’s investment in the Subsidiaries, as described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. (References in this section to “the Fund” also include the Subsidiaries, which share the same risks as the Fund.)
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
4	Prospectus 2014

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Summary of the Fund (continued)
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk.
Commodity-related Tax Risk. If the Fund does not appropriately limit its commodity-related investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund (and the favorable tax treatment afforded to regulated investment companies). In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Summary of the Fund (continued)
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Summary of the Fund (continued)
are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Investing in Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks as the Fund (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Fund’s Statement of Additional Information (SAI) and could adversely affect the Fund and its shareholders.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Summary of the Fund (continued)
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state income taxes. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities) financial, economic or other condition and prospects.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Summary of the Fund (continued)
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The Fund’s performance prior to November 2013, when the Investment Manager assumed day-to-day management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Summary of the Fund (continued)
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 (follow the prompts or ask for a representative) or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2013	2.19%
	Worst	3rd Quarter 2013	-2.81%
Average Annual Total Returns (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	Life of Fund
Class 1	4/30/2012	-2.19%	-1.08%
Class 2	4/30/2012	-2.49%	-1.32%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.05%	0.06%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Todd White	Managing Director and Head of Alternative and Absolute Return Investments	Lead manager	November 2013
Jeffrey Knight, CFA	Senior Portfolio Manager and Head of Global Asset Allocation	Co-manager	November 2013
Kent Peterson, Ph.D.	Senior Portfolio Manager	Co-manager	November 2013
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Summary of the Fund (continued)
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or Qualified Plans or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (the Fund) seeks total return, consisting of current income and capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
The Fund pursues its investment objective through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit equity and fixed income market risks (commonly referred to as beta) through various investment and hedging strategies. The Fund’s investments and strategies are expected to employ both long and short positions in foreign and domestic equities (including common stock, preferred stock and convertible securities), equity futures, index futures, swaps, foreign and domestic fixed income securities (including government securities, corporate bonds, sovereign and quasi-sovereign debt obligations and municipal securities), fixed income futures, forward foreign currency contracts, commodity futures, other commodity-related investments, and exchange-traded funds (ETFs). A long position is an ordinary purchase of a security, future or currency. When the Fund takes a short position, it sells the instrument or currency that is has borrowed in anticipation of a decline in the price of the instrument or currency. To complete the short sale transaction, the Fund buys back the same instrument or currency in the market and returns it to the lender. If the price of the instrument or currency falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.
The Fund employs a variety of strategies, techniques and practices that, in the aggregate, are designed to seek positive returns, with a low correlation to the performance of the broad equity and fixed income markets. The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
The Fund may invest without limit in foreign investments (including currencies), which may include investments in emerging markets, and in investments that are rated below investment-grade or, if unrated, deemed to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The Fund may invest in derivatives such as futures (including equity, currency, fixed income, index (including stock, bond, and volatility indexes), commodity, and interest rate futures), forward foreign currency contracts, forward rate agreements and swaps, including interest rate, total return and credit default swaps, in an effort to produce incremental earnings, to hedge or offset existing positions, to increase market, interest rate and credit exposure, to increase investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency, commodity or other instrument) and/or to change the effective duration of the Fund’s portfolio. Futures, forwards and swaps, in particular, are expected to be utilized to gain long and short investment (or credit) exposures to securities, indexes, interest rates and currencies (in lieu of purchasing or selling a security, currency or other instrument directly).
The Fund may invest directly in derivatives or indirectly by investing in one or more offshore, wholly-owned subsidiaries (Subsidiaries) that are subject to the same fundamental investment restrictions, compliance policies and procedures as the Fund, but which are not expected to offer or sell their shares to investors other than the Fund. Generally, Subsidiaries will invest primarily in commodity futures, but they may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the 1940 Act), and other investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
More Information About the Fund (continued)
Unlike the Fund (which is subject to limitations under federal tax laws), Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund, in combination with its Subsidiaries, will comply with the same 1940 Act asset coverage requirements with respect to the Subsidiaries’ investments in commodity-linked derivatives that are applicable to the Fund’s direct transactions in derivatives.
The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles) or other high-quality, short-term investments to cover obligations with respect to, or that may result from, the Fund’s investments in forward foreign currency contracts, currency futures contracts, commodity-linked investments or other derivatives.
In managing the Fund, the portfolio managers allocate portions of Fund assets to be managed by investment professionals on the investment manager’s other investment teams, such as the Global Rates and Currency Sector Team, the Asset Allocation Team, the Equity Team, and the Fixed Income Team.
Investment Process
Columbia Management Investment Advisers, LLC (the Investment Manager) employs a variety of investment strategies, techniques and practices that, in the aggregate, are designed to seek positive long-term returns, with a low correlation to the performance of the broad equity and fixed income markets. The Investment Manager seeks to identify investments that have the potential to exploit inefficiencies or mispricings within individual markets or across markets.
The Investment Manager identifies asset classes and related investment strategies for allocation of the Fund’s assets based on a number of qualitative and quantitative factors, including an assessment of their expected: relative return, risk, volatility and correlation with the performance of other asset classes, strategies and major market indexes. On at least a monthly basis, the Fund’s investment allocations are reviewed and, as a result, may be rebalanced by the Investment Manager based on the foregoing factors. The Investment Manager also considers prevailing market, economic, and other conditions and has the flexibility to adjust allocations, at any time, to align the portfolio with expected conditions.
Principal Risks
An investment in the Fund involves risk, including those associated with the Fund’s investment in the Subsidiaries, as described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. (References in this section to “the Fund” also include the Subsidiaries, which share the same risks as the Fund.)
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
More Information About the Fund (continued)
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. No, or a limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument.
Commodity-related Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund generally intends to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the Fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiary, which, in turn, would invest in commodities or commodity-linked instruments. The Subsidiary intends to operate in such a manner that the 90% gross income requirement in respect of the Fund is satisfied. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund and the favorable tax treatment afforded to regulated investment companies. In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt security will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
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Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Credit Default Swaps Risk. The use of credit default swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur.
Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of these derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. Unanticipated changes in the currency markets could result in reduced performance for the Fund or losses. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. The Fund’s use of these instruments may not achieve their objective. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument).
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. Investment in these instruments subjects the Fund to risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to
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deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that the Fund may incur in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (a counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a swap transaction, one party agrees to pay the other party an amount equal to the return, based upon an agreed-upon notional value, of a defined underlying asset or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the return from a different underlying asset or non-asset reference based upon an agreed-upon notional value. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Total Return Swaps Risk. The use of total return swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party makes periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy
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may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), which may result in significant and unanticipated losses to the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed, which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the
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level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Investing in Wholly-Owned Subsidiary Risk. By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is subject to the same Principal Risks that the Fund is subject to (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act) and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by Columbia Management, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In managing the Subsidiary’s investment portfolio, Columbia Management will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to
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return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. To the extent these fees and expenses, along with the fees and expenses of any other funds in which the Fund may invest, are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state income taxes. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest
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payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities) financial, economic or other condition and prospects.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
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More Information About the Fund (continued)
With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt-holders.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
More Information About the Fund (continued)
and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
More Information About the Fund (continued)
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s). In addition, the value of the Fund’s investments may be significantly more volatile than the value of the securities comprising the Fund’s benchmark. In each case, the Fund may be exposed to greater risk of loss than a direct investment in the securities comprising the Fund’s benchmark.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
More Information About the Fund (continued)
commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio - Multi-Strategy Alternatives Fund
Class 1	1.23%
Class 2	1.48%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Obtaining Recent Net Asset Value Per Share
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day. For additional information on how the Fund calculates its NAV, see About Fund Shares and Transactions — Share Price Determination below.
You may obtain the current NAV of Fund shares at no cost by calling 800.345.6611 (follow the prompts or ask for a representative) or by sending an e-mail to serviceinquiries@columbiamanagement.com.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
More Information About the Fund (continued)
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 1.02% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Todd White	Managing Director and Head of Alternative and Absolute Return Investments	Lead manager	November 2013
Jeffrey Knight, CFA	Senior Portfolio Manager and Head of Global Asset Allocation	Co-manager	November 2013
Kent Peterson, Ph.D.	Senior Portfolio Manager	Co-manager	November 2013
Mr. White joined the Investment Manager in 2008. From 2004 to 2008, Mr. White was Managing Director, Global Head of the Asset-Backed and Mortgage-Backed securities businesses, and North American Head of the Interest Rate business, HSBC. Mr. White began his investment career in 1986 and earned a B.S. in Finance from Indiana University.
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
More Information About the Fund (continued)
Mr. Peterson joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2006. Mr. Peterson began his investment career in 1999 and earned a B.A. from Cornell University and a Ph.D. from Princeton University.
In managing the Fund, Messrs. White, Knight and Peterson allocate portions of Fund assets to be managed by investment professionals in other investment manager’s teams, such as the Global Rates and Currency Sector Team, the Asset Allocation Team, the Equity Team, and the Fixed Income Team.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
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■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
About the Fund’s Wholly-Owned Subsidiary
The Subsidiary is an exempted company organized under the laws of the Cayman Islands. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies.” The Fund must invest no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year.
The Subsidiary is overseen by its own board of directors. However, the Fund’s Board oversees investment activities of the Subsidiary generally as if the Subsidiary’s investments were held directly by the Fund. The Investment Manager is responsible for the Subsidiary’s day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. Under this agreement, the Investment Manager provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The Subsidiary has entered into separate contracts for the provision of administrative and custody services with the same service providers who provide these services to the Fund. The Subsidiary will bear the fees and expenses incurred in connection with the advisory, administrative and custody services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
More Information About the Fund (continued)
In managing the Subsidiary’s investment portfolio, and in adhering to the Fund’s compliance policies and procedures, the Investment Manager will treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. The Investment Manager will also treat the assets of the Subsidiary generally as if the assets were held directly by the Fund with respect to its adherence to the Fund’s investment policies and restrictions.
Please refer to the SAI for additional information about the organization and management of the Subsidiary.
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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
More Information About the Fund (continued)
Related Performance Information
The Fund commenced investment operations on April 30, 2012; therefore, it has a limited performance record of its own.
Pursuant to new regulations issued by the CFTC, the Fund is treated as a commodity pool due to the manner in which it invests and trades in instruments that are subject to the jurisdiction of the CFTC. In addition, under these regulations, commodity pools (such as the Fund) with less than three years of operating history are required to disclose the performance of all accounts and pools that are managed by the same investment manager (known as the commodity pool operator) and that have investment objectives, policies, and strategies substantially similar to those of the offered pool. Accordingly, the table below shows performance information of another open-end investment company (the Other Fund) managed by the Investment Manager with substantially similar investment objectives, principal investment strategies and investment policies as the Fund. The performance information for the Other Fund, which commenced investment operations on March 31, 2011, is provided to illustrate the past performance of the Investment Manager in managing a portfolio that is substantially similar to the Fund. However, there are differences in the management of the Fund and the Other Fund which may have impacted relative performance. Prior to November 18, 2013, when the Investment Manager assumed day-to-day management responsibilities over the Fund, a subadviser managed the Fund according to different principal investment strategies. Since November 18, 2013, the Investment Manager has managed the Fund in a substantially similar manner as it has managed the Other Fund, except that, when managing the Other Fund, the Investment Manager has utilized a strategy to enhance returns through foreign currency investments. Despite this difference, the management of the Other Fund is substantially similar to the management of the Fund. In this regard, although the Fund is providing this information to comply with CFTC regulations applicable to the Fund and the Investment Manager, investors should not rely on the Other Fund’s performance information in making a decision as to whether to invest in the Fund.
Performance shown below for the Other Fund is based upon the net asset value of Class A shares (without sales charges) and assumes reinvestment of distributions. The table below also compares the Other Fund’s returns for the periods shown with benchmark performance. The performance information shown below does not represent the performance of the Fund itself, and it should not be interpreted as an indication or guarantee of how the Fund will perform in the future. Past performance is no indication of future results. The Fund’s actual performance for its limited period of operations can be found earlier in this prospectus under Performance Information.

Average Annual Total Return as of December 31, 2013
	1 year	Life of Fund
Other Fund annualized returns before taxes	1.65%	1.10%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.05%	0.06%

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Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of
30	Prospectus 2014

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
About Fund Shares and Transactions (continued)
Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
Prospectus 2014	31

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per
32	Prospectus 2014

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
About Fund Shares and Transactions (continued)
share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or
Prospectus 2014	33

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
About Fund Shares and Transactions (continued)
managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders. The risks of excessive trading described above also apply to any underlying funds in which the Fund invests.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies,
34	Prospectus 2014

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
About Fund Shares and Transactions (continued)
Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
Prospectus 2014	35

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
The Fund expects to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of a Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts, or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.”
36	Prospectus 2014

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	37

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Consolidated Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The information for the two most recent fiscal years has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended December 31,
Class 1	2013	2012 (a)
Per share data
Net asset value, beginning of period	$10.04	$10.00
Income from investment operations:
Net investment income	0.14	0.17
Net realized and unrealized loss	(0.36)	(0.13)
Total from investment operations	(0.22)	0.04
Net asset value, end of period	$9.82	$10.04
Total return	(2.19%)	0.40%
Ratios to average net assets(b)
Total gross expenses	1.25% (c)	1.28% (c)(d)
Total net expenses(e)	1.18% (c)	1.28% (c)(d)
Net investment income	1.41%	2.49% (d)
Supplemental data
Net assets, end of period (in thousands)	$336,391	$337,841
Portfolio turnover	213%	57%

Notes to Consolidated Financial Highlights
(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.01% for the years ended December 31, 2013 and 2012, respectively.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

38	Prospectus 2014

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund
Consolidated Financial Highlights (continued)
	Year Ended December 31,
Class 2	2013	2012 (a)
Per share data
Net asset value, beginning of period	$10.03	$10.00
Income from investment operations:
Net investment income	0.07	0.15
Net realized and unrealized loss	(0.32)	(0.12)
Total from investment operations	(0.25)	0.03
Net asset value, end of period	$9.78	$10.03
Total return	(2.49%)	0.30%
Ratios to average net assets(b)
Total gross expenses	1.50% (c)	1.48% (d)(e)
Total net expenses(f)	1.38% (c)	1.48% (d)(e)
Net investment income	0.74%	2.22% (e)
Supplemental data
Net assets, end of period (in thousands)	$4,287	$3
Portfolio turnover	213%	57%

Notes to Consolidated Financial Highlights
(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Ratios include dividends and interest on securities sold short which rounds to less than 0.01%.
(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.01%.
(e)	Annualized.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
Prospectus 2014	39

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1473-99 E (5/14)

Prospectus
May 1, 2014
Columbia Variable Portfolio – Select Large Cap Growth Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Select Large Cap Growth Fund
2	Prospectus 2014

Columbia Variable Portfolio – Select Large Cap Growth Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.71%	0.71%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.22%	0.22%
Total annual Fund operating expenses	0.93%	1.18%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$ 95	$296	$515	$1,143
Class 2 (whether or not shares are redeemed)	$120	$375	$649	$1,432
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Prospectus 2014	3

Columbia Variable Portfolio – Select Large Cap Growth Fund
Summary of the Fund (continued)
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index, at the time of purchase (between $1.1 billion and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, health care sector and information technology sector.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector, health care sector and information technology sector. Companies in the same economic sector may be similarly affected by economic,
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Columbia Variable Portfolio – Select Large Cap Growth Fund
Summary of the Fund (continued)
regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
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Columbia Variable Portfolio – Select Large Cap Growth Fund
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800-345-6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2012	20.02%
	Worst	3rd Quarter 2011	-18.28%
Average Annual Total Returns (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class 1	09/02/2008	42.77%	24.28%	11.87%
Class 2	09/02/2008	42.37%	23.96%	11.59%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		33.48%	20.39%	11.02%

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Columbia Variable Portfolio – Select Large Cap Growth Fund
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Galvin, CFA	Senior Portfolio Manager and Head of Focused Large Cap Growth	Lead Manager	2008
Richard Carter	Senior Portfolio Manager	Co-manager	2009
Todd Herget	Senior Portfolio Manager	Co-manager	2009
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Columbia Variable Portfolio – Select Large Cap Growth Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index, at the time of purchase (between $1.1 billion and $503.8 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, health care sector and information technology sector.
A combination of fundamental and quantitative analysis with risk management is used in identifying investment opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	overall economic and market conditions; and
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.
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Columbia Variable Portfolio – Select Large Cap Growth Fund
More Information About the Fund (continued)
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector, health care sector and information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
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Columbia Variable Portfolio – Select Large Cap Growth Fund
More Information About the Fund (continued)
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish
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Columbia Variable Portfolio – Select Large Cap Growth Fund
More Information About the Fund (continued)
to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
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Columbia Variable Portfolio – Select Large Cap Growth Fund
More Information About the Fund (continued)
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most
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Columbia Variable Portfolio – Select Large Cap Growth Fund
More Information About the Fund (continued)
recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio - Select Large Cap Growth Fund
Class 1	0.79%
Class 2	1.04%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
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Columbia Variable Portfolio – Select Large Cap Growth Fund
More Information About the Fund (continued)
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.71% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Galvin, CFA	Senior Portfolio Manager and Head of Focused Large Cap Growth	Lead Manager	2008
Richard Carter	Senior Portfolio Manager	Co-manager	2009
Todd Herget	Senior Portfolio Manager	Co-manager	2009
Mr. Galvin joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Galvin began his investment career in 1983 and earned an undergraduate degree in finance from Georgetown University and M.B.A. from New York University.
Mr. Carter joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Carter began his investment career in 1993 and earned a B.A. from Connecticut College.
Mr. Herget joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998. Mr. Herget began his investment career in 1998 and earned a B.S. from Brigham Young University and M.B.A. from the University of Notre Dame.
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Columbia Variable Portfolio – Select Large Cap Growth Fund
More Information About the Fund (continued)
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
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Columbia Variable Portfolio – Select Large Cap Growth Fund
More Information About the Fund (continued)
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
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Columbia Variable Portfolio – Select Large Cap Growth Fund
More Information About the Fund (continued)
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2014	17

Columbia Variable Portfolio – Select Large Cap Growth Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of
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Columbia Variable Portfolio – Select Large Cap Growth Fund
About Fund Shares and Transactions (continued)
Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
Prospectus 2014	19

Columbia Variable Portfolio – Select Large Cap Growth Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per
20	Prospectus 2014

Columbia Variable Portfolio – Select Large Cap Growth Fund
About Fund Shares and Transactions (continued)
share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or
Prospectus 2014	21

Columbia Variable Portfolio – Select Large Cap Growth Fund
About Fund Shares and Transactions (continued)
managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer
22	Prospectus 2014

Columbia Variable Portfolio – Select Large Cap Growth Fund
About Fund Shares and Transactions (continued)
transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
Prospectus 2014	23

Columbia Variable Portfolio – Select Large Cap Growth Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
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Columbia Variable Portfolio – Select Large Cap Growth Fund
Distributions and Taxes (continued)
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	25

Columbia Variable Portfolio – Select Large Cap Growth Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended December 31,
Class 1	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$12.14	$10.48	$11.24	$9.00	$6.13
Income from investment operations:
Net investment income (loss)	(0.06)	0.05	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	5.25	1.64	(0.24)	2.29	2.88
Total from investment operations	5.19	1.69	(0.29)	2.24	2.87
Less distributions to shareholders:
Net investment income	—	(0.01)	—	—	(0.00) (a)
Net realized gains	(0.41)	(0.02)	(0.47)	—	—
Total distributions to shareholders	(0.41)	(0.03)	(0.47)	—	(0.00) (a)
Net asset value, end of period	$16.92	$12.14	$10.48	$11.24	$9.00
Total return	42.77%	16.18%	(2.54%)	24.89%	46.87%
Ratios to average net assets(b)
Total gross expenses	0.93%	1.24%	2.56%	3.54%	4.56%
Total net expenses(c)	0.79%	0.80%	0.86% (d)	0.85% (d)	0.85% (d)
Net investment income (loss)	(0.44%)	0.44%	(0.42%)	(0.40%)	(0.15%)
Supplemental data
Net assets, end of period (in thousands)	$121,574	$34,514	$2,645	$2,715	$2,252
Portfolio turnover	44%	31%	75%	87%	46%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
26	Prospectus 2014

Columbia Variable Portfolio – Select Large Cap Growth Fund
Financial Highlights (continued)
	Year Ended December 31,
Class 2	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$12.03	$10.39	$11.18	$8.97	$6.13
Income from investment operations:
Net investment loss	(0.10)	(0.04)	(0.08)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	5.19	1.70	(0.24)	2.28	2.87
Total from investment operations	5.09	1.66	(0.32)	2.21	2.84
Less distributions to shareholders:
Net investment income	—	—	—	—	(0.00) (a)
Net realized gains	(0.37)	(0.02)	(0.47)	—	—
Total distributions to shareholders	(0.37)	(0.02)	(0.47)	—	(0.00) (a)
Net asset value, end of period	$16.75	$12.03	$10.39	$11.18	$8.97
Total return	42.37%	15.96%	(2.82%)	24.64%	46.35%
Ratios to average net assets(b)
Total gross expenses	1.18%	1.87%	2.81%	3.79%	4.81%
Total net expenses(c)	1.04%	1.06%	1.11% (d)	1.10% (d)	1.10% (d)
Net investment loss	(0.68%)	(0.34%)	(0.67%)	(0.65%)	(0.40%)
Supplemental data
Net assets, end of period (in thousands)	$4,326	$3,038	$2,620	$2,696	$2,244
Portfolio turnover	44%	31%	75%	87%	46%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	27

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1526-99 E (5/14)

Prospectus
May 1, 2014
Columbia Variable Portfolio – Small Cap Value Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Small Cap Value Fund
2	Prospectus 2014

Columbia Variable Portfolio – Small Cap Value Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Small Cap Value Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.79%	0.79%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.19%	0.19%
Total annual Fund operating expenses	0.98%	1.23%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$100	$312	$542	$1,201
Class 2 (whether or not shares are redeemed)	$125	$390	$676	$1,489
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index (the Index) at the time of purchase (between $18 million and $10.6 billion as of March 31, 2014), that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Prospectus 2014	3

Columbia Variable Portfolio – Small Cap Value Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans).
4	Prospectus 2014

Columbia Variable Portfolio – Small Cap Value Fund
Summary of the Fund (continued)
Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	20.74%
	Worst	4th Quarter 2008	-24.20%
Prospectus 2014	5

Columbia Variable Portfolio – Small Cap Value Fund
Summary of the Fund (continued)
Average Annual Total Returns (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	5/19/1998	34.22%	17.41%	9.28%
Class 2	6/1/2000	34.04%	17.22%	9.10%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		34.52%	17.64%	8.61%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeremy Javidi, CFA	Senior Portfolio Manager	Lead manager	2005
John Barrett, CFA	Senior Portfolio Manager	Co-manager	2011
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
6	Prospectus 2014

Columbia Variable Portfolio – Small Cap Value Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Small Cap Value Fund (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index (the Index) at the time of purchase (between $18 million and $10.6 billion as of March 31, 2014), that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
The investment manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
■	a company’s current operating margins relative to its historic range and future potential; and
■	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a
Prospectus 2014	7

Columbia Variable Portfolio – Small Cap Value Fund
More Information About the Fund (continued)
foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
8	Prospectus 2014

Columbia Variable Portfolio – Small Cap Value Fund
More Information About the Fund (continued)
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Small Company Securities Risk. Securities of small-capitalization companies (small-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger-capitalization companies (larger companies) but may also have more risk. For example, small-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses. In addition, some small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost
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Columbia Variable Portfolio – Small Cap Value Fund
More Information About the Fund (continued)
had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
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Columbia Variable Portfolio – Small Cap Value Fund
More Information About the Fund (continued)
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
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Columbia Variable Portfolio – Small Cap Value Fund
More Information About the Fund (continued)
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio - Small Cap Value Fund
Class 1	0.88%
Class 2	1.13%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
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Columbia Variable Portfolio – Small Cap Value Fund
More Information About the Fund (continued)
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.79% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeremy Javidi, CFA	Senior Portfolio Manager	Lead manager	2005
John Barrett, CFA	Senior Portfolio Manager	Co-manager	2011
Mr. Javidi joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2000. Mr. Javidi began his investment career in 2000 and earned a B.A. from Tufts University.
Mr. Barrett joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Barrett began his investment career in 1995 and earned a B.S. from the University of North Carolina and an M.B.A. from Boston College.
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Columbia Variable Portfolio – Small Cap Value Fund
More Information About the Fund (continued)
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
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Columbia Variable Portfolio – Small Cap Value Fund
More Information About the Fund (continued)
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Small Cap Value Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of
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Columbia Variable Portfolio – Small Cap Value Fund
About Fund Shares and Transactions (continued)
Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
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Columbia Variable Portfolio – Small Cap Value Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per
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Columbia Variable Portfolio – Small Cap Value Fund
About Fund Shares and Transactions (continued)
share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or
Prospectus 2014	19

Columbia Variable Portfolio – Small Cap Value Fund
About Fund Shares and Transactions (continued)
managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer
20	Prospectus 2014

Columbia Variable Portfolio – Small Cap Value Fund
About Fund Shares and Transactions (continued)
transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
Prospectus 2014	21

Columbia Variable Portfolio – Small Cap Value Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
22	Prospectus 2014

Columbia Variable Portfolio – Small Cap Value Fund
Distributions and Taxes (continued)
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	23

Columbia Variable Portfolio – Small Cap Value Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended December 31,
Class 1	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$15.41	$14.59	$17.53	$14.01	$11.35
Income from investment operations:
Net investment income	0.11	0.16	0.12	0.13	0.12
Net realized and unrealized gain (loss)	5.14	1.44	(1.04)	3.58	2.70
Total from investment operations	5.25	1.60	(0.92)	3.71	2.82
Less distributions to shareholders:
Net investment income	(0.20)	(0.07)	(0.17)	(0.19)	(0.14)
Net realized gains	—	(0.71)	(1.85)	—	(0.02)
Total distributions to shareholders	(0.20)	(0.78)	(2.02)	(0.19)	(0.16)
Net asset value, end of period	$20.46	$15.41	$14.59	$17.53	$14.01
Total return	34.22%	11.40%	(5.96%)	26.75%	25.16%
Ratios to average net assets(a)
Total gross expenses	0.98% (b)	1.00%	0.98% (b)	0.93% (b)	0.92%
Total net expenses(c)	0.88% (b)	0.88%	0.90% (b)	0.93% (b)(d)(e)	0.92% (d)
Net investment income	0.63%	1.06%	0.76%	0.85%	0.99%
Supplemental data
Net assets, end of period (in thousands)	$8,084	$20,532	$25,058	$29,529	$23,538
Portfolio turnover	58%	49%	32%	39%	43%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	The Investment Manager reimbursed line of credit interest expense which had an impact of less than 0.01%.
24	Prospectus 2014

Columbia Variable Portfolio – Small Cap Value Fund
Financial Highlights (continued)
	Year Ended December 31,
Class 2	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$15.36	$14.54	$17.49	$13.98	$11.31
Income from investment operations:
Net investment income	0.09	0.14	0.10	0.09	0.10
Net realized and unrealized gain (loss)	5.12	1.43	(1.04)	3.58	2.70
Total from investment operations	5.21	1.57	(0.94)	3.67	2.80
Less distributions to shareholders:
Net investment income	(0.18)	(0.04)	(0.16)	(0.16)	(0.11)
Net realized gains	—	(0.71)	(1.85)	—	(0.02)
Total distributions to shareholders	(0.18)	(0.75)	(2.01)	(0.16)	(0.13)
Net asset value, end of period	$20.39	$15.36	$14.54	$17.49	$13.98
Total return	34.04%	11.25%	(6.13%)	26.46%	25.00%
Ratios to average net assets(a)
Total gross expenses	1.23% (b)	1.25%	1.23% (b)	1.18% (b)	1.17%
Total net expenses(c)	1.03% (b)	1.03%	1.05% (b)	1.10% (b)(d)(e)	1.10% (e)
Net investment income	0.51%	0.93%	0.61%	0.61%	0.81%
Supplemental data
Net assets, end of period (in thousands)	$379,959	$298,663	$266,172	$293,600	$436,346
Portfolio turnover	58%	49%	32%	39%	43%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The Investment Manager reimbursed line of credit interest expense which had an impact of less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	25

Notes

Notes

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1501-99 E (5/14)

Prospectus
May 1, 2014
Columbia Variable Portfolio – Small Company Growth Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Small Company Growth Fund
2	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Small Company Growth Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.79%	0.79%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.35%	0.35%
Total annual Fund operating expenses	1.14%	1.39%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$116	$362	$628	$1,386
Class 2 (whether or not shares are redeemed)	$142	$440	$761	$1,669
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index (the Index) at the time of purchase (between $61 million and $10.6 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, health care sector and information technology sector.
Prospectus 2014	3

Columbia Variable Portfolio – Small Company Growth Fund
Summary of the Fund (continued)
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector, health care sector and information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of
4	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
Summary of the Fund (continued)
such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	20.42%
	Worst	4th Quarter 2008	-28.52%
Prospectus 2014	5

Columbia Variable Portfolio – Small Company Growth Fund
Summary of the Fund (continued)
Average Annual Total Returns (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	01/01/1989	40.47%	19.11%	7.55%
Class 2	06/01/2000	40.03%	18.77%	7.36%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)		43.30%	22.58%	9.41%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Wayne Collette, CFA	Senior Portfolio Manager and Head of Small Cap and Technology	Lead manager	2010
Lawrence Lin, CFA	Senior Portfolio Manager	Co-manager	2010
Rahul Narang	Senior Portfolio Manager	Co-manager	September 2013
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
6	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Small Company Growth Fund (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index (the Index) at the time of purchase (between $61 million and $10.6 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, health care sector and information technology sector.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	overall economic and market conditions; and
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
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Columbia Variable Portfolio – Small Company Growth Fund
More Information About the Fund (continued)
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector, health care sector and information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Small Company Securities Risk. Securities of small-capitalization companies (small-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger-capitalization companies (larger companies) but may also have more risk. For example, small-cap companies may be more vulnerable to market downturns and adverse business or
8	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
More Information About the Fund (continued)
economic events than larger companies because they may have more limited financial resources and business operations. Small-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses. In addition, some small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting
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Columbia Variable Portfolio – Small Company Growth Fund
More Information About the Fund (continued)
and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
10	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
More Information About the Fund (continued)
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the
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Columbia Variable Portfolio – Small Company Growth Fund
More Information About the Fund (continued)
Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio – Small Company Growth Fund
Class 1	0.96%
Class 2	1.21%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
12	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
More Information About the Fund (continued)
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.79% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Wayne Collette, CFA	Senior Portfolio Manager and Head of Small Cap and Technology	Lead manager	2010
Lawrence Lin, CFA	Senior Portfolio Manager	Co-manager	2010
Rahul Narang	Senior Portfolio Manager	Co-manager	September 2013
Mr. Collette joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. in finance from the Columbia Business School at Columbia University.
Mr. Lin joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2006. Mr. Lin began his investment career in 1998 and earned a B.S. from the University of Southern California.
Mr. Narang joined the Investment Manager in 2012. Prior to 2012, Mr. Narang was a Senior Vice President at Robeco Investment Management. Mr. Narang began his investment career in 1994 and earned a B.S. in business administration from California Polytechnic State University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
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Columbia Variable Portfolio – Small Company Growth Fund
More Information About the Fund (continued)
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
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Columbia Variable Portfolio – Small Company Growth Fund
More Information About the Fund (continued)
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Small Company Growth Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of
16	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
About Fund Shares and Transactions (continued)
Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
Prospectus 2014	17

Columbia Variable Portfolio – Small Company Growth Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per
18	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
About Fund Shares and Transactions (continued)
share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or
Prospectus 2014	19

Columbia Variable Portfolio – Small Company Growth Fund
About Fund Shares and Transactions (continued)
managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer
20	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
About Fund Shares and Transactions (continued)
transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
Prospectus 2014	21

Columbia Variable Portfolio – Small Company Growth Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
22	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
Distributions and Taxes (continued)
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	23

Columbia Variable Portfolio – Small Company Growth Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended December 31,
Class 1	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$12.97	$11.58	$12.26	$9.55	$7.60
Income from investment operations:
Net investment loss	(0.09)	(0.02)	(0.08)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	5.34	1.41	(0.60)	2.77	1.98
Total from investment operations	5.25	1.39	(0.68)	2.71	1.95
Less distributions to shareholders:
Net investment income	(0.02)	—	—	—	—
Total distributions to shareholders	(0.02)	—	—	—	—
Net asset value, end of period	$18.20	$12.97	$11.58	$12.26	$9.55
Total return	40.47%	12.00%	(5.55%)	28.38%	25.66%
Ratios to average net assets(a)
Total gross expenses	1.14%	1.12%	1.21%	1.01%	1.09%
Total net expenses(b)	0.97%	0.99%	0.98%	0.90% (c)	0.80% (c)
Net investment loss	(0.55%)	(0.13%)	(0.66%)	(0.55%)	(0.33%)
Supplemental data
Net assets, end of period (in thousands)	$38,072	$32,714	$38,578	$50,324	$45,884
Portfolio turnover	127%	116%	106%	134%	112%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
24	Prospectus 2014

Columbia Variable Portfolio – Small Company Growth Fund
Financial Highlights (continued)
	Year Ended December 31,
Class 2	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$12.69	$11.36	$12.06	$9.42	$7.52
Income from investment operations:
Net investment loss	(0.12)	(0.05)	(0.11)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	5.20	1.38	(0.59)	2.72	1.95
Total from investment operations	5.08	1.33	(0.70)	2.64	1.90
Net asset value, end of period	$17.77	$12.69	$11.36	$12.06	$9.42
Total return	40.03%	11.71%	(5.80%)	28.03%	25.27%
Ratios to average net assets(a)
Total gross expenses	1.39%	1.42%	1.47%	1.26%	1.34%
Total net expenses(b)	1.22%	1.24%	1.23%	1.15% (c)	1.05% (c)
Net investment loss	(0.79%)	(0.44%)	(0.91%)	(0.81%)	(0.53%)
Supplemental data
Net assets, end of period (in thousands)	$471	$438	$2,061	$2,316	$1,251
Portfolio turnover	127%	116%	106%	134%	112%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	25

Notes

Notes

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1506-99 E (5/14)

Prospectus
May 1, 2014
Columbia Variable Portfolio – Strategic Income Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Strategic Income Fund
2	Prospectus 2014

Columbia Variable Portfolio – Strategic Income Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Strategic Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.53%	0.53%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.14%	0.14%
Total annual Fund operating expenses	0.67%	0.92%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$68	$214	$373	$ 835
Class 2 (whether or not shares are redeemed)	$94	$293	$509	$1,131
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% (73% excluding mortgage dollar rolls) of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined to be of comparable quality, which are commonly referred to as “junk bonds.”
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Columbia Variable Portfolio – Strategic Income Fund
Summary of the Fund (continued)
The Fund may invest in derivatives, such as forward foreign currency contracts for hedging and investment purposes; futures (including bond and interest rate futures) for managing duration and yield curve; forward-settling transactions (including dollar rolls, forward interest rate agreements and securities in the To Be Announced (TBA) market) for investment and hedging purposes; swaps (including credit default swaps, credit default swap indexes, cross currency swaps, interest rate swaps and total return swaps) for hedging and investment purposes; options (including options on listed futures) for hedging and investment purposes; and collateralized debt obligations, interest-only (IO) and principal-only (PO) bonds for investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.
Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the
4	Prospectus 2014

Columbia Variable Portfolio – Strategic Income Fund
Summary of the Fund (continued)
counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to leverage risk and counterparty risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected
Prospectus 2014	5

Columbia Variable Portfolio – Strategic Income Fund
Summary of the Fund (continued)
ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell
6	Prospectus 2014

Columbia Variable Portfolio – Strategic Income Fund
Summary of the Fund (continued)
other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Rule 144A Securities Risk. The Fund may invest significantly in privately placed “Rule 144A” securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Prospectus 2014	7

Columbia Variable Portfolio – Strategic Income Fund
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	7.78%
	Worst	4th Quarter 2008	-5.11%
Average Annual Total Returns (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	07/05/1994	0.37%	9.85%	6.49%
Class 2	06/01/2000	0.12%	9.60%	6.25%
Blended Benchmark (35% Barclays U.S. Aggregate Bond Index, 35% Bank of America Merrill Lynch (BofAML) U.S. High Yield Cash Pay Constrained Index, 15% Citigroup Non-U.S. World Government Bond (All Maturities) Index - Unhedged (Citigroup Non U.S. WGBI - Unhedged) and 15% JPMorgan Emerging Markets Bond Index (EMBI) - Global) (reflects no deductions for fees, expenses or taxes)		0.11%	10.03%	6.52%
Barclays U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)		-2.35%	4.40%	4.52%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Colin Lundgren, CFA	Managing Director and Head of Fixed Income	Lead Manager	2010
Brian Lavin, CFA	Senior Portfolio Manager	Co-manager	2010
Zach Pandl	Senior Interest Rate Strategist and Senior Portfolio Manager	Co-manager	2013
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	2010
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Columbia Variable Portfolio – Strategic Income Fund
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
Prospectus 2014	9

Columbia Variable Portfolio – Strategic Income Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Strategic Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined to be of comparable quality, which are commonly referred to as “junk bonds.”
The Fund may invest in derivatives, such as forward foreign currency contracts for hedging and investment purposes; futures (including bond and interest rate futures) for managing duration and yield curve; forward-settling transactions (including dollar rolls, forward interest rate agreements and securities in the To Be Announced (TBA) market) for investment and hedging purposes; swaps (including credit default swaps, credit default swap indexes, cross currency swaps, interest rate swaps and total return swaps) for hedging and investment purposes; options (including options on listed futures) for hedging and investment purposes; and collateralized debt obligations, interest-only (IO) and principal-only (PO) bonds for investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a
10	Prospectus 2014

Columbia Variable Portfolio – Strategic Income Fund
More Information About the Fund (continued)
particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Credit Default Swaps Risk. The use of credit default swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur.
Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. If a credit event occurs in one of the reference issuers, the protection is paid out through the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or through a cash settlement between the two parties. The reference issuer is then removed from the index. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund's recovery. Thus, if the counterparty under a CDSX defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s CDSX may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another CDSX or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
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Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to leverage risk and counterparty risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of these derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund or losses. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. The Fund’s use of these instruments may not achieve their objective. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument).
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. Investment in these instruments subjects the Fund to risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that the Fund may incur in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these
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instruments involve risks, including counterparty risk (a counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a swap transaction, one party agrees to pay the other party an amount equal to the return, based upon an agreed-upon notional value, of a defined underlying asset or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the return from a different underlying asset or non-asset reference based upon an agreed-upon notional value. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Total Return Swaps Risk. The use of total return swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party makes periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy
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may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), which may result in significant and unanticipated losses to the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually
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affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Under certain market conditions debt securities may have greater price volatility than equity securities. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as
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interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Rule 144A Securities Risk. The Fund may invest significantly in privately placed “Rule 144A” securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies, is not filed with the SEC and is therefore not publicly available. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt-holders.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
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Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may
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also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
18	Prospectus 2014

Columbia Variable Portfolio – Strategic Income Fund
More Information About the Fund (continued)
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Variable Portfolio – Strategic Income Fund
Class 1	0.67%
Class 2	0.92%
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Columbia Variable Portfolio – Strategic Income Fund
More Information About the Fund (continued)
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
From time to time the Investment Manager may engage its investment advisory affiliates (Participating Affiliates) around the world to provide a variety of services such as, investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. The Investment Manager expects to engage certain of its Threadneedle Investments affiliates to provide such services. These Participating Affiliates will provide services to the Investment Manager either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Investment Manager will bear any and all costs of such agreements. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the SEC and the Commodity Futures Trading Commission in the United States.
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Columbia Variable Portfolio – Strategic Income Fund
More Information About the Fund (continued)
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide such services to the Fund on behalf of the Investment Manager.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.53% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Colin Lundgren, CFA	Managing Director and Head of Fixed Income	Lead Manager	2010
Brian Lavin, CFA	Senior Portfolio Manager	Co-manager	2010
Zach Pandl	Senior Interest Rate Strategist and Senior Portfolio Manager	Co-manager	2013
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	2010
Mr. Lundgren joined the Investment Manager in 1986. Mr. Lundgren began his investment career in 1989 and earned a B.A. from Lake Forest College.
Mr. Lavin joined the Investment Manager in 1994. Mr. Lavin began his investment career in 1986 and earned an M.B.A. from the University of Wisconsin – Milwaukee.
Mr. Pandl joined the Investment Manager in 2012. Prior to 2012, Mr. Pandl was a senior economist at Goldman Sachs and was an economist at Nomura Securities from 2009-2011 and Lehman Brothers from 2006-2008. Mr. Pandl began his investment career in 2006 and earned a B.S. from the University of St. Thomas, Minnesota and an M.S. from New York University.
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. from University of Minnesota, Carlson School of Management.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services.
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Columbia Variable Portfolio – Strategic Income Fund
More Information About the Fund (continued)
Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
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Columbia Variable Portfolio – Strategic Income Fund
More Information About the Fund (continued)
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2014	23

Columbia Variable Portfolio – Strategic Income Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of
24	Prospectus 2014

Columbia Variable Portfolio – Strategic Income Fund
About Fund Shares and Transactions (continued)
Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
Prospectus 2014	25

Columbia Variable Portfolio – Strategic Income Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per
26	Prospectus 2014

Columbia Variable Portfolio – Strategic Income Fund
About Fund Shares and Transactions (continued)
share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or
Prospectus 2014	27

Columbia Variable Portfolio – Strategic Income Fund
About Fund Shares and Transactions (continued)
managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer
28	Prospectus 2014

Columbia Variable Portfolio – Strategic Income Fund
About Fund Shares and Transactions (continued)
transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
Prospectus 2014	29

Columbia Variable Portfolio – Strategic Income Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
30	Prospectus 2014

Columbia Variable Portfolio – Strategic Income Fund
Distributions and Taxes (continued)
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	31

Columbia Variable Portfolio – Strategic Income Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended December 31,
Class 1	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$9.37	$8.73	$8.83	$8.60	$8.01
Income from investment operations:
Net investment income	0.40	0.42	0.45	0.47	0.51
Net realized and unrealized gain (loss)	(0.37)	0.63	0.13 (a)	0.40	1.04
Total from investment operations	0.03	1.05	0.58	0.87	1.55
Less distributions to shareholders:
Net investment income	(0.40)	(0.41)	(0.68)	(0.64)	(0.96)
Net realized gains	(0.23)	—	—	—	—
Total distributions to shareholders	(0.63)	(0.41)	(0.68)	(0.64)	(0.96)
Net asset value, end of period	$8.77	$9.37	$8.73	$8.83	$8.60
Total return	0.37%	12.25%	6.80%	10.43%	20.40%
Ratios to average net assets(b)
Total gross expenses	0.67%	0.67%	0.68%	0.98%	0.90%
Total net expenses(c)	0.67%	0.65%	0.58% (d)	0.65% (d)	0.65% (d)
Net investment income	4.37%	4.63%	5.22%	5.34%	6.11%
Supplemental data
Net assets, end of period (in thousands)	$1,147,222	$1,011,055	$1,044,575	$37,602	$39,774
Portfolio turnover	116% (e)	112% (e)	95% (e)	78%	50% (f)

Notes to Financial Highlights
(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 73%, 74% and 82% for the years ended December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(f)	Excludes mortgage dollar rolls.

32	Prospectus 2014

Columbia Variable Portfolio – Strategic Income Fund
Financial Highlights (continued)
	Year Ended December 31,
Class 2	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$9.33	$8.69	$8.79	$8.56	$7.98
Income from investment operations:
Net investment income	0.37	0.40	0.43	0.44	0.49
Net realized and unrealized gain (loss)	(0.37)	0.62	0.13 (a)	0.41	1.03
Total from investment operations	—	1.02	0.56	0.85	1.52
Less distributions to shareholders:
Net investment income	(0.37)	(0.38)	(0.66)	(0.62)	(0.94)
Net realized gains	(0.23)	—	—	—	—
Total distributions to shareholders	(0.60)	(0.38)	(0.66)	(0.62)	(0.94)
Net asset value, end of period	$8.73	$9.33	$8.69	$8.79	$8.56
Total return	0.12%	11.96%	6.56%	10.21%	20.14%
Ratios to average net assets(b)
Total gross expenses	0.92%	0.93%	1.08%	1.23%	1.15%
Total net expenses(c)	0.92%	0.90%	0.91% (d)	0.90% (d)	0.90% (d)
Net investment income	4.11%	4.36%	5.01%	5.09%	5.87%
Supplemental data
Net assets, end of period (in thousands)	$35,218	$37,516	$30,869	$27,747	$30,755
Portfolio turnover	116% (e)	112% (e)	95% (e)	78%	50% (f)

Notes to Financial Highlights
(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 73%, 74% and 82% for the years ended December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(f)	Excludes mortgage dollar rolls.
Prospectus 2014	33

Notes

Notes

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1522-99 E (5/14)

Prospectus
May 1, 2014
Variable Portfolio – AQR Managed Futures Strategy Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
The Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable Portfolio – AQR Managed Futures Strategy Fund
2	Prospectus 2014

Variable Portfolio – AQR Managed Futures Strategy Fund
Summary of the Fund
Investment Objective
Variable Portfolio – AQR Managed Futures Strategy Fund (the Fund) seeks positive absolute returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	1.02%	1.02%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.17%	0.17%
Total annual Fund operating expenses	1.19%	1.44%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$121	$378	$654	$1,443
Class 2 (whether or not shares are redeemed)	$147	$456	$787	$1,724
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (typically greater than 300% (as discussed below under Principal Investment Strategies)).
Principal Investment Strategies
Under normal circumstances, the Fund pursues its investment objective by investing primarily in a portfolio of futures contracts, futures-related instruments and swaps across four major asset classes (commodities, currencies, fixed income and equities). The Fund’s universe of investments may include, but is not limited to, global developed and emerging market equity index futures, swaps on equity index futures, equity swaps and currency forwards; commodity futures; swaps on commodity futures; interest
Prospectus 2014	3

Variable Portfolio – AQR Managed Futures Strategy Fund
Summary of the Fund (continued)
rate futures; fixed-income futures; bond futures; swaps on bond futures; and exchange-traded notes, all of which the Fund may invest in directly or indirectly by investing in the Subsidiary (as described below) that invests in those instruments. The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time. The Fund may invest without limit in foreign instruments, including emerging market instruments. There are no geographic limits on the market exposure of the Fund’s assets and the Fund may concentrate its market exposure in one or more specific geographic regions. This flexibility allows the Fund to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary, which is managed by the investment manager and the subadviser, has substantially the same investment objective as the Fund and its investments are consistent with the Fund's investment restrictions. Generally, the Subsidiary will invest in commodity futures and/or swaps, but may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered under the Investment Company Act of 1940, and other investments intended to serve as margin or collateral for certain of the Subsidiary’s positions, including its derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage or segregation requirements. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund and its Subsidiary expect to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), fixed income securities and U.S. Government obligations (including U.S. Treasury bills) or other high-quality, short-term investments, mortgage-backed securities or other liquid assets to meet its segregation obligations in connection with certain investments, including, among others, derivative instruments.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance). Additionally, the Fund’s strategy of investing in derivative instruments and instruments with a maturity of one year or less at the time of acquisition, will also contribute to frequent portfolio trading and high portfolio turnover (typically greater than 300%).
Quantitative models are used as part of the investment process for the Fund.
Principal Risks
An investment in the Fund involves risk, including those associated with the Fund’s investment in the Subsidiary, as described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. (References in this section to “the Fund” also include the Subsidiary, which shares the same risks as the Fund.)
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk.
4	Prospectus 2014

Variable Portfolio – AQR Managed Futures Strategy Fund
Summary of the Fund (continued)
Commodity-related Tax Risk. If the Fund does not appropriately limit its commodity-related investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund (and the favorable tax treatment afforded to regulated investment companies). In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Prospectus 2014	5

Variable Portfolio – AQR Managed Futures Strategy Fund
Summary of the Fund (continued)
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Foreign Currency-related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.
Hedging Transactions Risk. The Subadviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Subadviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Subadviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.
6	Prospectus 2014

Variable Portfolio – AQR Managed Futures Strategy Fund
Summary of the Fund (continued)
For a variety of reasons, the Subadviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.
Investing in Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks as the Fund (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Fund’s Statement of Additional Information (SAI) and could adversely affect the Fund and its shareholders.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Prospectus 2014	7

Variable Portfolio – AQR Managed Futures Strategy Fund
Summary of the Fund (continued)
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 (follow the prompts or ask for a representative) or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2013	7.45%
	Worst	3rd Quarter 2013	-1.76%
8	Prospectus 2014

Variable Portfolio – AQR Managed Futures Strategy Fund
Summary of the Fund (continued)
Average Annual Total Returns (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	Life of Fund
Class 1	04/30/2012	8.86%	7.89%
Class 2	04/30/2012	8.71%	7.68%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.05%	0.06%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: AQR Capital Management, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Clifford S. Asness, Ph.D., M.B.A.	Managing and Founding Principal of AQR	Co-manager	2012
John M. Liew, Ph.D., M.B.A.	Founding Principal of AQR	Co-manager	2012
Brian K. Hurst	Principal of AQR	Co-manager	2012
Yao Hua Ooi	Principal of AQR	Co-manager	2012
Ari Levine, M.S.	Vice President of AQR	Co-manager	2014
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
Prospectus 2014	9

Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund
Investment Objective
Variable Portfolio – AQR Managed Futures Strategy Fund (the Fund) seeks positive absolute returns. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund pursues its investment objective by investing primarily in a portfolio of futures contracts, futures-related instruments and swaps across four major asset classes (commodities, currencies, fixed income and equities). The Fund’s universe of investments may include, but is not limited to, global developed and emerging market equity index futures, swaps on equity index futures, equity swaps and currency forwards; commodity futures; swaps on commodity futures; interest rate futures; fixed-income futures; bond futures; swaps on bond futures; and exchange-traded notes, all of which the Fund may invest in directly or indirectly by investing in the Subsidiary (as described below) that invests in those instruments. The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time. The Fund may invest without limit in foreign instruments, including emerging market instruments. There are no geographic limits on the market exposure of the Fund’s assets and the Fund may concentrate its market exposure in one or more specific geographic regions. This flexibility allows the Fund to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary, which is managed by the investment manager and the subadviser, has substantially the same investment objective as the Fund and its investments are consistent with the Fund's investment restrictions. Generally, the Subsidiary will invest in commodity futures and/or swaps, but may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered under the Investment Company Act of 1940, and other investments intended to serve as margin or collateral for certain of the Subsidiary’s positions, including its derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage or segregation requirements. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund and its Subsidiary expect to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), fixed income securities and U.S. Government obligations (including U.S. Treasury bills) or other high-quality, short-term investments, mortgage-backed securities or other liquid assets to meet its segregation obligations in connection with certain investments, including, among others, derivative instruments.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance). Additionally, the Fund’s strategy of investing in derivative instruments and instruments with a maturity of one year or less at the time of acquisition, will also contribute to frequent portfolio trading and high portfolio turnover (typically greater than 300%).
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, AQR Capital Management, LLC (AQR or the Subadviser), which provides day-to-day portfolio management to the Fund.
AQR uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments. Once AQR identifies a trend, the Fund will take either a long or short position in the given instrument. The size of the position taken will relate to AQR's confidence in the trend continuing as well as AQR's estimate of the instrument's risk. In addition, AQR may reduce the Fund's position in an instrument if the trend strength weakens or for risk management purposes. AQR generally expects that the Fund will have long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but AQR may emphasize one or two of the asset classes or a limited number of exposures within an
10	Prospectus 2014

Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
asset class. A long position is an ordinary purchase of a security, future or currency. When the Fund takes a short position, it sells the instrument or currency that is has borrowed in anticipation of a decline in the price of the instrument or currency. To complete the short sale transaction, the Fund buys back the same instrument or currency in the market and returns it to the lender. If the price of the instrument or currency falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money.
The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
The Subadviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets over any given market cycle; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.
AQR expects the value of the Fund’s assets over short-term periods to be volatile because of the significant use of instruments that have a leveraging effect. Volatility is a statistical measurement of the dispersion of returns of a security or a fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk.
As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times and may have high net long and short exposures.
Futures and forward contracts are contractual agreements to buy or sell a particular instrument at a pre-determined price in the future. The Fund's use of futures contracts, forward contracts, swaps and certain other instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility in the Fund, which means the Fund will have the potential for greater losses or gains than if the Fund does not use instruments that have a leveraging effect.
Principal Risks
An investment in the Fund involves risk, including those associated with the Fund’s investment in the Subsidiary, as described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. (References in this section to “the Fund” also include the Subsidiary, which shares the same risks as the Fund.)
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. No, or a limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument.
Prospectus 2014	11

Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
Commodity-related Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund generally intends to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the Fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiary, which, in turn, would invest in commodities or commodity-linked instruments. The Fund intends to operate in such a manner that the 90% gross income requirement in respect of the Fund is satisfied. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund and the favorable tax treatment afforded to regulated investment companies. In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of these derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. Unanticipated changes in the currency markets could result in reduced performance for the Fund or losses. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may
12	Prospectus 2014

Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
buy and sell various currencies in the market. The Fund’s use of these instruments may not achieve their objective. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument).
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that the Fund may incur in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (a counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a swap transaction, one party agrees to pay the other party an amount equal to the return, based upon an agreed-upon notional value, of a defined underlying asset or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the return from a different underlying asset or non-asset reference based upon an agreed-upon notional value. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged
Prospectus 2014	13

Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
(creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Total Return Swaps Risk. The use of total return swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party makes periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), which may result in significant and unanticipated losses to the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Foreign Currency-related Tax Risk. As a regulated investment company (RIC), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund may gain exposure to local currency markets through forward currency contracts. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not qualifying income and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a RIC for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of
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Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.
Hedging Transactions Risk. The Subadviser, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Subadviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Subadviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.
Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Subadviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Subadviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Subadviser may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of another fund.
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More Information About the Fund (continued)
The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.
Investing in Wholly-Owned Subsidiary Risk. By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is subject to the same Principal Risks that the Fund is subject to (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act) and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by Columbia Management, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In managing the Subsidiary’s investment portfolio, Columbia Management will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative
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Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s
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Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
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Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s). In addition, the value of the Fund’s investments may be significantly more volatile than the value of the securities comprising the Fund’s benchmark. In each case, the Fund may be exposed to greater risk of loss than a direct investment in the securities comprising the Fund’s benchmark.
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Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Variable Portfolio - AQR Managed Futures Strategy Fund
Class 1	2.40%
Class 2	2.65%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
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Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Obtaining Recent Net Asset Value Per Share
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day. For additional information on how the Fund calculates its NAV, see About Fund Shares and Transactions — Share Price Determination below.
You may obtain the current NAV of Fund shares at no cost by calling 800.345.6611 (follow the prompts or ask for a representative) or by sending an e-mail to serviceinquiries@columbiamanagement.com.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell and executes these portfolio transactions.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 1.02% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure
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Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the renewal of the investment subadvisory agreement with AQR is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Subadviser
AQR, which has served as Subadviser to the Fund and the Subsidiary since March 2012, is located at Two Greenwich Plaza, Greenwich, CT 06830. AQR, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. AQR is a registered investment adviser. AQR was organized as a Delaware limited liability company in 1998 and provides investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s and the Subsidiary's investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: AQR Capital Management, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Clifford S. Asness, Ph.D., M.B.A.	Managing and Founding Principal of AQR	Co-manager	2012
John M. Liew, Ph.D., M.B.A.	Founding Principal of AQR	Co-manager	2012
Brian K. Hurst	Principal of AQR	Co-manager	2012
Yao Hua Ooi	Principal of AQR	Co-manager	2012
Ari Levine, M.S.	Vice President of AQR	Co-manager	2014
Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the AQR. Dr. Asness cofounded AQR in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.
John M. Liew, Ph.D., M.B.A., is a Founding Principal of AQR. Dr. Liew cofounded AQR in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.
Brian K. Hurst is a Principal of AQR. Mr. Hurst joined AQR in 1998 and is portfolio manager of its risk parity and managed futures strategies. Mr. Hurst earned a B.S. in economics at the Wharton School at the University of Pennsylvania.
Yao Hua Ooi is a Principal of AQR. Mr. Ooi joined AQR in 2004 and focuses on research and portfolio management of macro-related strategies. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.
Ari Levine, M.S., is a Vice President of AQR. Mr. Levine joined AQR in 2007 and oversees research and manages portfolios for its commodities and managed-futures strategies. Mr. Levine earned a B.S. in engineering, a B.S. in economics and an M.S. in engineering from the University of Pennsylvania.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
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More Information About the Fund (continued)
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
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Variable Portfolio – AQR Managed Futures Strategy Fund
More Information About the Fund (continued)
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
About the Fund’s Wholly-Owned Subsidiary
The Subsidiary is an exempted company organized under the laws of the Cayman Islands. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies.” The Fund must invest no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year.
The Subsidiary is overseen by its own board of directors. However, the Fund’s Board oversees investment activities of the Subsidiary generally as if the Subsidiary’s investments were held directly by the Fund. The Investment Manager is responsible for the Subsidiary’s day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. Under this agreement, the Investment Manager provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The Subsidiary has entered into separate contracts for the provision of administrative and custody services with the same service providers who provide these services to the Fund. The Subsidiary will bear the fees and expenses incurred in connection with the advisory, administrative and custody services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets.
In managing the Subsidiary’s investment portfolio, and in adhering to the Fund’s compliance policies and procedures, the Investment Manager will treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. The Investment Manager will also treat the assets of the Subsidiary generally as if the assets were held directly by the Fund with respect to its adherence to the Fund’s investment policies and restrictions.
Please refer to the SAI for additional information about the organization and management of the Subsidiary.
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Variable Portfolio – AQR Managed Futures Strategy Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of
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Variable Portfolio – AQR Managed Futures Strategy Fund
About Fund Shares and Transactions (continued)
Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
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Variable Portfolio – AQR Managed Futures Strategy Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per
Prospectus 2014	27

Variable Portfolio – AQR Managed Futures Strategy Fund
About Fund Shares and Transactions (continued)
share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or
28	Prospectus 2014

Variable Portfolio – AQR Managed Futures Strategy Fund
About Fund Shares and Transactions (continued)
managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer
Prospectus 2014	29

Variable Portfolio – AQR Managed Futures Strategy Fund
About Fund Shares and Transactions (continued)
transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Variable Portfolio – AQR Managed Futures Strategy Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Prospectus 2014	31

Variable Portfolio – AQR Managed Futures Strategy Fund
Distributions and Taxes (continued)
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
32	Prospectus 2014

Variable Portfolio – AQR Managed Futures Strategy Fund
Consolidated Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended December 31,
Class 1	2013	2012 (a)
Per share data
Net asset value, beginning of period	$10.43	$10.00
Income from investment operations:
Net investment loss	(0.10)	(0.06)
Net realized and unrealized gain	1.00	0.49
Increase from payments by affiliate	—	0.00 (b)
Total from investment operations	0.90	0.43
Less distributions to shareholders:
Net investment income	(0.42)	—
Net realized gains	(0.08)	—
Total distributions to shareholders	(0.50)	—
Net asset value, end of period	$10.83	$10.43
Total return	8.86%	4.30% (c)
Ratios to average net assets(d)
Total gross expenses	1.19%	1.20% (e)
Total net expenses(f)	1.03%	1.09% (e)
Net investment loss	(0.94%)	(0.95%) (e)
Supplemental data
Net assets, end of period (in thousands)	$450,391	$375,642
Portfolio turnover	0%	0%

Notes to Consolidated Financial Highlights
(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.
(b)	Rounds to zero.
(c)	Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Prospectus 2014	33

Variable Portfolio – AQR Managed Futures Strategy Fund
Consolidated Financial Highlights (continued)
	Year Ended December 31,
Class 2	2013	2012 (a)
Per share data
Net asset value, beginning of period	$10.41	$10.00
Income from investment operations:
Net investment loss	(0.12)	(0.08)
Net realized and unrealized gain	1.00	0.49
Total from investment operations	0.88	0.41
Less distributions to shareholders:
Net investment income	(0.39)	—
Net realized gains	(0.08)	—
Total distributions to shareholders	(0.47)	—
Net asset value, end of period	$10.82	$10.41
Total return	8.71%	4.10%
Ratios to average net assets(b)
Total gross expenses	1.46%	1.44% (c)
Total net expenses(d)	1.25%	1.34% (c)
Net investment loss	(1.17%)	(1.17%) (c)
Supplemental data
Net assets, end of period (in thousands)	$6,895	$3
Portfolio turnover	0%	0%

Notes to Consolidated Financial Highlights
(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
34	Prospectus 2014

Notes

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1538-99 E (5/14)

Prospectus
May 1, 2014
Variable Portfolio – Goldman Sachs Commodity Strategy Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
The Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
2	Prospectus 2014

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Summary of the Fund
Investment Objective
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.16%	0.16%
Total annual Fund operating expenses	0.71%	0.96%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$73	$227	$395	$ 883
Class 2 (whether or not shares are redeemed)	$98	$306	$531	$1,178
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary) that invests primarily in commodity-linked derivative instruments.
The Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the Fund’s benchmark, currently the Dow Jones-UBS Commodity Index Total Return (the Index), by investing, indirectly through the Subsidiary, in commodity-linked investments. The Fund also seeks to add incremental returns through the use of “roll-timing” or
Prospectus 2014	3

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Summary of the Fund (continued)
similar strategies and to enhance returns by investing in fixed-income securities, as described further below. The Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. In pursuing its objective, the Fund attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, oil products, industrial and precious metals, livestock, agricultural and meat products, and other tangible assets. Although the Fund seeks to provide exposure to the various commodities and commodities sectors reflected in the Index, the Fund does not attempt to replicate the Index and may invest in securities and instruments that are not included in the Index.
The Fund may invest up to 25% of its total assets in the Subsidiary, which, like the Fund, is managed by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) and subadvised by Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser). The Subsidiary has the same or substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment strategies. The Subsidiary invests primarily in commodity-linked derivative instruments, including, but not limited to, total return swaps. The Subsidiary may also make any other investments the Fund may make, including investments in fixed-income securities and other investments that serve as collateral for the Subsidiary’s derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage and segregation requirements.
A commodity-linked derivative is a derivative instrument the value of which is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked derivatives may include swaps, futures and options. The value of some commodity-linked derivatives may produce leveraged exposure to the price movements to which they are linked, meaning that the gain or loss from the investment is based on a multiple of those price movements. The Fund’s commodity-linked investments provide exposure to the investment returns of commodities markets without investing directly in physical commodities. The commodity-linked instruments in which the Fund indirectly invests may be linked to the price movements of tangible assets, a commodity index or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets. In addition to its indirect investment in commodity-linked derivatives, the Fund may invest in other derivative instruments, such as swaps, forwards, futures and related options, to seek to increase total return and/or for hedging purposes.
The Fund also attempts to enhance returns by investing in fixed-income securities, such as corporate securities, U.S. government securities (including agency debentures), mortgage-backed securities and asset-backed securities. The average duration of these fixed-income securities will vary. GSAM may use interest rate derivatives, including interest rate futures and swaps, to manage the duration of the Fund’s fixed-income investment portfolio. In addition, in connection with its use of derivatives, the Fund may hold directly or indirectly through the Subsidiary significant amounts of cash, which may be invested in U.S. government securities and short-term debt instruments, including money market funds.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Principal Risks
An investment in the Fund involves risk, including those associated with the Fund’s investment in the Subsidiary, as described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. (References in this section to “the Fund” also include the Subsidiary, which shares the same risks as the Fund.)
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.
4	Prospectus 2014

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Summary of the Fund (continued)
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk.
Commodity-related Tax Risk. If the Fund does not appropriately limit its commodity-related investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund (and the favorable tax treatment afforded to regulated investment companies). In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Commodity-Linked Swaps Risk. Commodity-linked swaps could result in losses if the underlying asset (e.g., a particular commodity) or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Prospectus 2014	5

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Summary of the Fund (continued)
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Investing in Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks as the Fund (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Fund’s Statement of Additional Information (SAI) and could adversely affect the Fund and its shareholders.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, commodity investments tend to have greater price volatility than debt securities.
6	Prospectus 2014

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Summary of the Fund (continued)
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Prospectus 2014	7

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Summary of the Fund (continued)
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 (follow the prompts or ask for a representative) or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2013	2.00%
	Worst	2nd Quarter 2013	-9.38%
Average Annual Total Returns (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	Life of Fund
Class 1	10/5/2012	-9.86%	-11.62%
Class 2	10/5/2012	-10.08%	-11.87%
Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)		-9.52%	-12.17%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Goldman Sachs Asset Management, L.P.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Sam Finkelstein	Partner and Portfolio Manager of GSAM	Co-manager	2012
Michael Johnson	Managing Director and Portfolio Manager of GSAM	Co-manager	2012
John Calvaruso, CFA	Vice President and Portfolio Manager of GSAM	Co-manager	2012
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Summary of the Fund (continued)
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
More Information About the Fund
Investment Objective
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (the Fund) seeks total return, consisting of current income and capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal market conditions, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary) that invests primarily in commodity-linked derivative instruments.
The Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the Fund’s benchmark, currently the Dow Jones-UBS Commodity Index Total Return (the Index), by investing, indirectly through the Subsidiary, in commodity-linked investments. The Fund also seeks to add incremental returns through the use of “roll-timing” or similar strategies and to enhance returns by investing in fixed-income securities, as described further below. The Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. In pursuing its objective, the Fund attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, oil products, industrial and precious metals, livestock, agricultural and meat products, and other tangible assets. Although the Fund seeks to provide exposure to the various commodities and commodities sectors reflected in the Index, the Fund does not attempt to replicate the Index and may invest in securities and instruments that are not included in the Index.
The Fund may invest up to 25% of its total assets in the Subsidiary, which, like the Fund, is managed by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) and subadvised by Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser). The Subsidiary has the same or substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment strategies. The Subsidiary invests primarily in commodity-linked derivative instruments, including, but not limited to, total return swaps. The Subsidiary may also make any other investments the Fund may make, including investments in fixed-income securities and other investments that serve as collateral for the Subsidiary’s derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage and segregation requirements.
A commodity-linked derivative is a derivative instrument the value of which is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked derivatives may include swaps, futures and options. The value of some commodity-linked derivatives may produce leveraged exposure to the price movements to which they are linked, meaning that the gain or loss from the investment is based on a multiple of those price movements. The Fund’s commodity-linked investments provide exposure to the investment returns of commodities markets without investing directly in physical commodities. The commodity-linked instruments in which the Fund indirectly invests may be linked to the price movements of tangible assets, a commodity index or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets. In addition to its indirect investment in commodity-linked derivatives, the Fund may invest in other derivative instruments, such as swaps, forwards, futures and related options, to seek to increase total return and/or for hedging purposes.
The Fund employs commodity futures roll-timing strategies through the Subsidiary. “Rolling” futures exposure is the process by which the holder of a particular futures contract or other instrument providing similar exposure (e.g., swaps) will sell such contract or instrument on or before the expiration date and simultaneously purchase a new contract or instrument with the same reference commodity except for a later delivery and/or expiration date. This process allows a holder of the instrument to extend its current position through the original instrument’s expiration without delivering or taking delivery of the underlying asset. Although the Index may also use commodity rolling schedules, the Fund’s roll timing strategy may differ from that of the Index to the extent necessary to enable the Fund to seek excess returns over the Index. The Fund’s roll-timing strategies may include, for example, rolling the Fund’s commodity exposure earlier or later than the Index, or holding and rolling positions with longer or different expiration dates than the Index.
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
More Information About the Fund (continued)
The Fund also attempts to enhance returns by investing in fixed-income securities, such as corporate securities, U.S. government securities (including agency debentures), mortgage-backed securities and asset-backed securities. The average duration of these fixed-income securities will vary. GSAM may use interest rate derivatives, including interest rate futures and swaps, to manage the duration of the Fund’s fixed-income investment portfolio. In addition, in connection with its use of derivatives, the Fund may hold directly or indirectly through the Subsidiary significant amounts of cash, which may be invested in U.S. government securities and short-term debt instruments, including money market funds.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Principal Risks
An investment in the Fund involves risk, including those associated with the Fund’s investment in the Subsidiary, as described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. (References in this section to “the Fund” also include the Subsidiary, which shares the same risks as the Fund.)
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. No, or a limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument.
Commodity-related Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund generally intends to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the Fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiary, which, in turn, would invest in commodities or commodity-linked instruments. The Fund intends to operate in such a manner that the 90% gross income requirement in respect of the Fund is satisfied. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund and the favorable tax treatment afforded to regulated investment companies. In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
More Information About the Fund (continued)
organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Commodity-Linked Swaps Risk. The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Commodity-linked swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that the Fund may incur in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
More Information About the Fund (continued)
instruments involve risks, including counterparty risk (a counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Total Return Swaps Risk. The use of total return swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party makes periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), which may result in significant and unanticipated losses to the Fund.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.
Investing in Wholly-Owned Subsidiary Risk. By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is subject to the same Principal Risks that the Fund is subject to (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act) and, except as otherwise noted in this prospectus, is not subject to
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
More Information About the Fund (continued)
the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by Columbia Management, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In managing the Subsidiary’s investment portfolio, Columbia Management will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, commodity investments tend to have greater price volatility than debt securities. In addition, commodity prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. To the extent these fees and expenses, along with the fees and expenses of any other funds in which the Fund may invest, are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives.
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More Information About the Fund (continued)
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
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More Information About the Fund (continued)
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible,
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
More Information About the Fund (continued)
for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
More Information About the Fund (continued)
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
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More Information About the Fund (continued)
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Class 1	1.12%
Class 2	1.37%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Obtaining Recent Net Asset Value Per Share
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day. For additional information on how the Fund calculates its NAV, see About Fund Shares and Transactions — Share Price Determination below.
You may obtain the current NAV of Fund shares at no cost by calling 800.345.6611 (follow the prompts or ask for a representative) or by sending an e-mail to serviceinquiries@columbiamanagement.com.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell and executes these portfolio transactions.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
More Information About the Fund (continued)
time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.55% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the renewal of the investment subadvisory agreement with GSAM is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Subadviser
GSAM, which has served as Subadviser to the Fund and the Subsidiary since October 2012, is located at 200 West Street, New York, New York 10282. GSAM, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. GSAM, a subsidiary of The Goldman Sachs Group, Inc. founded in 1896, has been providing investment advisory services to institutional investors since 1989.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s and the Subsidiary's investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: Goldman Sachs Asset Management, L.P.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Sam Finkelstein	Partner and Portfolio Manager of GSAM	Co-manager	2012
Michael Johnson	Managing Director and Portfolio Manager of GSAM	Co-manager	2012
John Calvaruso, CFA	Vice President and Portfolio Manager of GSAM	Co-manager	2012
Mr. Finkelstein joined GSAM in 1997. Mr. Finkelstein began his investment career in 1997 and earned a B.A. from Yale University and an M.B.A. from the Stern School of Business at New York University.
Mr. Johnson joined GSAM in 2002. Mr. Johnson began his investment career in 2002 and earned a B.A. from Tufts University and an M.B.A. from the University of Chicago.
Mr. Calvaruso joined GSAM in 2002. Mr. Calvaruso began his investment career in 2002 and earned a B.S. from the Stern School of Business at New York University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
More Information About the Fund (continued)
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
More Information About the Fund (continued)
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
About the Fund’s Wholly-Owned Subsidiary
The Subsidiary is an exempted company organized under the laws of the Cayman Islands. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies.” The Fund must invest no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year.
The Subsidiary is overseen by its own board of directors. However, the Fund’s Board oversees investment activities of the Subsidiary generally as if the Subsidiary’s investments were held directly by the Fund. The Investment Manager is responsible for the Subsidiary’s day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. Under this agreement, the Investment Manager provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The Subsidiary has entered into separate contracts for the provision of administrative and custody services with the same service providers who provide these services to the Fund. The Subsidiary will bear the fees and expenses incurred in connection with the advisory, administrative and custody services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets.
In managing the Subsidiary’s investment portfolio, and in adhering to the Fund’s compliance policies and procedures, the Investment Manager will treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. The Investment Manager will also treat the assets of the Subsidiary generally as if the assets were held directly by the Fund with respect to its adherence to the Fund’s investment policies and restrictions.
Please refer to the SAI for additional information about the organization and management of the Subsidiary.
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
About Fund Shares and Transactions (continued)
Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
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Variable Portfolio - Goldman Sachs Commodity Strategy Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per
Prospectus 2014	25

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
About Fund Shares and Transactions (continued)
share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or
26	Prospectus 2014

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
About Fund Shares and Transactions (continued)
managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer
Prospectus 2014	27

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
About Fund Shares and Transactions (continued)
transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
28	Prospectus 2014

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Prospectus 2014	29

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Distributions and Taxes (continued)
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
30	Prospectus 2014

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Consolidated Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended December 31,
Class 1	2013	2012 (a)
Per share data
Net asset value, beginning of period	$9.53	$10.01
Income from investment operations:
Net investment loss	(0.06)	(0.01)
Net realized and unrealized loss	(0.88)	(0.47)
Total from investment operations	(0.94)	(0.48)
Net asset value, end of period	$8.59	$9.53
Total return	(9.86%)	(4.80%)
Ratios to average net assets(b)
Total gross expenses	0.71%	0.78% (c)
Total net expenses(d)	0.71%	0.78% (c)
Net investment loss	(0.63%)	(0.64%) (c)
Supplemental data
Net assets, end of period (in thousands)	$206,585	$340,544
Portfolio turnover	0%	0%

Notes to Consolidated Financial Highlights
(a)	For the period from October 5, 2012 (commencement of operations) to December 31, 2012.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Prospectus 2014	31

Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Consolidated Financial Highlights (continued)
	Year Ended December 31,
Class 2	2013	2012 (a)
Per share data
Net asset value, beginning of period	$9.52	$10.01
Income from investment operations:
Net investment loss	(0.08)	(0.02)
Net realized and unrealized loss	(0.88)	(0.47)
Total from investment operations	(0.96)	(0.49)
Net asset value, end of period	$8.56	$9.52
Total return	(10.08%)	(4.90%)
Ratios to average net assets(b)
Total gross expenses	1.00%	1.02% (c)
Total net expenses(d)	1.00%	1.02% (c)
Net investment loss	(0.91%)	(0.83%) (c)
Supplemental data
Net assets, end of period (in thousands)	$1,547	$2
Portfolio turnover	0%	0%

Notes to Consolidated Financial Highlights
(a)	For the period from October 5, 2012 (commencement of operations) to December 31, 2012.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
32	Prospectus 2014

Notes

Notes

Notes

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1881-99 E (5/14)

Prospectus
May 1, 2014
Variable Portfolio – Pyrford International Equity Fund

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable Portfolio – Pyrford International Equity Fund
2	Prospectus 2014

Variable Portfolio – Pyrford International Equity Fund
Summary of the Fund
Investment Objective
Variable Portfolio – Pyrford International Equity Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.77%	0.77%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.18%	0.18%
Total annual Fund operating expenses	0.95%	1.20%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$ 97	$303	$525	$1,166
Class 2 (whether or not shares are redeemed)	$122	$381	$660	$1,455
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from April 30, 2013 (commencement of operations) to December 31, 2013, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States, including issuers in emerging markets countries. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks.
Although the Fund may invest in companies across all market capitalizations, the Fund invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $1 billion.
Prospectus 2014	3

Variable Portfolio – Pyrford International Equity Fund
Summary of the Fund (continued)
The Fund invests primarily in companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts.
The Fund may invest in forward foreign currency contracts primarily for hedging purposes.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events
4	Prospectus 2014

Variable Portfolio – Pyrford International Equity Fund
Summary of the Fund (continued)
occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.
Geographic Concentration Risk/Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses within the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
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Summary of the Fund (continued)
Performance Information
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
When available, the Fund intends to compare its performance to the performance of the MSCI EAFE Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
Updated performance information can be obtained by calling toll-free 800.345.6611.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Pyrford International Ltd.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Bruce Campbell	Investment Chairman and Portfolio Manager of Pyrford	Co-manager	2013
Tony Cousins, CFA	Chief Executive Officer and Chief Investment Officer of Pyrford	Co-manager	2013
Paul Simons, CFA	Head of Asia/Pacific Portfolio Management of Pyrford	Co-manager	2013
Daniel McDonagh, CFA	Head of Europe/U.K. Portfolio Management of Pyrford	Co-manager	2013
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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More Information About the Fund
Investment Objective
Variable Portfolio – Pyrford International Equity Fund (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States, including issuers in emerging markets countries. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks.
Although the Fund may invest in companies across all market capitalizations, the Fund invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $1 billion.
The Fund invests primarily in companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies.
The Fund may invest in forward foreign currency contracts primarily for hedging purposes.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Pyrford International Ltd. (Pyrford or the Subadviser), which provides day-to-day portfolio management to the Fund.
The Subadviser uses a value-driven, absolute return approach in managing the Fund. The Subadviser’s process is a mixture of country allocation and stock selection, with a recognition that a significant proportion of long-term Fund performance results may be determined by the country allocation decisions.
The first stage in the Subadviser’s investment decision process is country allocation. The Subadviser makes five-year earnings projections for the equity markets in its investment universe to determine the relative value across markets. From that analysis, the Subadviser derives the Fund’s country allocation strategy. At the country level, the Subadviser seeks to overweight countries that it believes provide good value relative to their long-term prospects and underweight or avoid countries that do not. In determining where a company is located, the Subadviser relies on, firstly, the primary market listing for the class of shares to be purchased and, secondly, the place of incorporation. The Subadviser does not invest in any country that does not satisfy the Subadviser’s minimum requirements in relation to accounting standards, investor protection and political stability.
Following the country allocation decision, the Subadviser utilizes a bottom-up process to find individual stock value. The Subadviser attempts to identify securities that are fairly valued or undervalued in relation to the Subadviser’s assessment of the issuer’s potential long-term earnings growth. The Subadviser looks for well-priced companies that are leaders in their industry, and have superior management, a sound capital structure and a stable and rising level of return on equity.
In determining which portfolio securities to sell, the Subadviser considers, among other things, whether a security has become overvalued or there has been a material change in the Subadviser’s assessment of the company’s fundamentals, an opportunity to include a better investment idea in the portfolio, and/or a portfolio repositioning or a reduction in a country allocation.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
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More Information About the Fund (continued)
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt security will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (a hedging strategy may not eliminate the risk that it is intended to offset), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of these derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. Unanticipated changes in the currency markets could result in reduced performance for the Fund or losses. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. The Fund’s use of these instruments may not achieve their objective. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument).
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market
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More Information About the Fund (continued)
securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.
Geographic Concentration Risk/Asia Pacific Region Risk. A number of countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact that country, other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified in areas with more developed countries and economies. This could result in increased volatility in the value of the Fund’s investments and losses within the Fund. Continued growth of economies and securities markets in the region will require sustained economic and fiscal discipline, as well as continued commitment to governmental and regulatory reforms. Development also may be influenced by international economic conditions, including those in the United States and Japan, and by world demand for goods or natural resources produced in countries in the Asia Pacific region. Securities markets in the region are generally smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the region being less liquid than U.S. or other foreign securities. Some currencies, inflation rates or interest rates in the Asia Pacific region
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More Information About the Fund (continued)
are or can be volatile, and some countries in the region may restrict the flow of money in and out of the country. The risks described under “Emerging Markets Securities Risk” and “Foreign Securities Risk” may be more pronounced due to concentration of the Fund’s investments in the region.
Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, the private and public sectors’ debt problems of a single EU country can pose significant economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already
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More Information About the Fund (continued)
undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying
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More Information About the Fund (continued)
Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely
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More Information About the Fund (continued)
affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of the benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
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Variable Portfolio – Pyrford International Equity Fund
More Information About the Fund (continued)
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different shareholder servicing fees applicable to each share class. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Variable Portfolio - Pyrford International Equity Fund
Class 1	0.88%
Class 2	1.13%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is communicated to the Board. This arrangement may be revised or discontinued at any time.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell and executes these portfolio transactions.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment
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Variable Portfolio – Pyrford International Equity Fund
More Information About the Fund (continued)
Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.77% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the investment subadvisory agreement with Pyrford is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Subadviser
Pyrford International Ltd., which has served as Subadviser to the Fund since April 2013, is located at 95 Wigmore Street, London W1U 1HH England. Pyrford International Ltd., subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Pyrford is a wholly-owned subsidiary of the Bank of Montreal (BMO) Capital Markets Holdings Ltd., a BMO Financial Group Company.
Portfolio Manager
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: Pyrford International Ltd.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Bruce Campbell	Investment Chairman and Portfolio Manager of Pyrford	Co-manager	2013
Tony Cousins, CFA	Chief Executive Officer and Chief Investment Officer of Pyrford	Co-manager	2013
Paul Simons, CFA	Head of Asia/Pacific Portfolio Management of Pyrford	Co-manager	2013
Daniel McDonagh, CFA	Head of Europe/U.K. Portfolio Management of Pyrford	Co-manager	2013
Mr. Campbell founded the predecessor organization to Pyrford in 1982 and served as Chief Executive Officer and Chief Investment Officer until December of 2011. Mr. Campbell began his investment career in 1969 and earned a degree from Melbourne University in Australia.
Mr. Cousins joined Pyrford in 1989 and is a member of the firm’s Investment Strategy Committee. Mr. Cousins began his investment career in 1985 and earned a B.A. and M.A. from Cambridge University (U.K.).
Mr. Simons joined Pyrford in 1996 and is a member of the firm’s Investment Strategy Committee. Mr. Simons began his investment career in 1996 and earned a B.A. and M.A. from Oxford University (U.K.).
Mr. McDonagh joined Pyrford in 1997 and is a member of the firm’s Investment Strategy Committee. Mr. McDonagh began his investment career in 1997 and earned a degree in Politics, Philosophy and Economics from Oxford University (U.K.).
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Variable Portfolio – Pyrford International Equity Fund
More Information About the Fund (continued)
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf. The Transfer Agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
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Variable Portfolio – Pyrford International Equity Fund
More Information About the Fund (continued)
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2014	17

Variable Portfolio – Pyrford International Equity Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
Selling Agent Compensation
The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of
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Variable Portfolio – Pyrford International Equity Fund
About Fund Shares and Transactions (continued)
Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments.
Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
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Variable Portfolio – Pyrford International Equity Fund
About Fund Shares and Transactions (continued)
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
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Variable Portfolio – Pyrford International Equity Fund
About Fund Shares and Transactions (continued)
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for
Prospectus 2014	21

Variable Portfolio – Pyrford International Equity Fund
About Fund Shares and Transactions (continued)
accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
22	Prospectus 2014

Variable Portfolio – Pyrford International Equity Fund
About Fund Shares and Transactions (continued)
Excessive Trading Practices Policy of Columbia Variable Portfolio - Cash Management Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Cash Management Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Cash Management Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Cash Management Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Cash Management Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Cash Management Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Cash Management Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
Prospectus 2014	23

Variable Portfolio – Pyrford International Equity Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Quarterly
Distributions	Quarterly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
24	Prospectus 2014

Variable Portfolio – Pyrford International Equity Fund
Distributions and Taxes (continued)
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	25

Variable Portfolio – Pyrford International Equity Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Class 1	Year Ended December 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain	0.50
Total from investment operations	0.60
Less distributions to shareholders:
Net investment income	(0.08)
Total distributions to shareholders	(0.08)
Net asset value, end of period	$10.52
Total return	6.06%
Ratios to average net assets(b)
Total gross expenses	0.95% (c)
Total net expenses(d)	0.95% (c)
Net investment income	1.42% (c)
Supplemental data
Net assets, end of period (in thousands)	$922,325
Portfolio turnover	3%

Notes to Financial Highlights
(a)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

26	Prospectus 2014

Variable Portfolio – Pyrford International Equity Fund
Financial Highlights (continued)
Class 2	Year Ended December 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain	0.53
Total from investment operations	0.59
Less distributions to shareholders:
Net investment income	(0.07)
Total distributions to shareholders	(0.07)
Net asset value, end of period	$10.52
Total return	5.88%
Ratios to average net assets(b)
Total gross expenses	1.21% (c)
Total net expenses(d)	1.21% (c)
Net investment income	0.87% (c)
Supplemental data
Net assets, end of period (in thousands)	$876
Portfolio turnover	3%

Notes to Financial Highlights
(a)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
Prospectus 2014	27

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
S-6596-99 F (5/14)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014

Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio — Asset Allocation Fund:
Class 1 & Class 2
Columbia Variable Portfolio — Contrarian Core Fund:
Class 1 & Class 2
Columbia Variable Portfolio — Core Bond Fund:
Class 1 & Class 2
Columbia Variable Portfolio — Managed Volatility Conservative Fund:
Class 2
Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund:
Class 2
Columbia Variable Portfolio — Managed Volatility Growth Fund:
Class 2
Columbia Variable Portfolio — Multi-Strategy Alternatives Fund:
Class 1 & Class 2

Columbia Variable Portfolio — Select Large Cap Growth Fund:
Class 1 & Class 2
Columbia Variable Portfolio — Small Cap Value Fund:
Class 1 & Class 2
Columbia Variable Portfolio — Small Company Growth Fund:
Class 1 & Class 2
Columbia Variable Portfolio — Strategic Income Fund:
Class 1 & Class 2
Variable Portfolio — AQR Managed Futures Strategy Fund:
Class 1 & Class 2
Variable Portfolio — Goldman Sachs Commodity Strategy Fund:
Class 1 & Class 2
Variable Portfolio — Pyrford International Equity Fund:
Class 1 & Class 2

Each Fund may offer shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by the Funds’ distributor. There are no exchange ticker symbols associated with shares of the Funds.

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus (as amended or supplemented), the date of which may be found in the section of this SAI entitled About the Trust. The most recent annual report for each Fund, which includes the Fund’s audited financial statements for its most recent fiscal period, is incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semiannual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611, by contacting the applicable Participating Insurance Company or sponsor of a qualified pension or retirement plan (Qualified Plan), or by contacting the broker-dealers or other financial intermediaries offering certain variable annuity contracts (VA contracts) or variable life insurance policies (VLI policies) issued by the Participating Insurance Company through which shares of the Funds are available.

Statement of Additional Information – May 1, 2014

Appendix A: Description of Ratings	A-1
Appendix C: Proxy Voting Guidelines	C-1

Statement of Additional Information – May 1, 2014

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online by accessing the SEC’s website at www.sec.gov.

For purposes of any electronic version of this SAI, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any websites into this SAI.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrative Services Agreement	The administrative services agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Investment Advisers, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

AQR	AQR Capital Management, LLC

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

Business Day	Any day on which the New York Stock Exchange (NYSE) is open for business

CEA	Commodity Exchange Act

CFTC	The Commodity Futures Trading Commission, a U.S. Government agency

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Statement of Additional Information – May 1, 2014	Page 1

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The complex that is comprised of the registered investment companies advised by the Investment Manager or its affiliates

Columbia Funds or Columbia Fund Family	The open-end investment management companies, including the Funds, advised by the Investment Manager or its affiliates

Columbia Management	Columbia Management Investment Advisers, LLC

Custodian	JPMorgan Chase Bank, N.A.

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI

GNMA	Government National Mortgage Association

GSAM	Goldman Sachs Asset Management, L.P.

Independent Trustee(s)	One or more of the Trustee(s) of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustee(s)	A Trustee of the Board who is an “interested person” (as defined in the 1940 Act) of the Funds

Investment Management Services Agreement	The investment management services agreement between the Trust, on behalf of the Funds, and the Investment Manager

Investment Manager	Columbia Management Investment Advisers, LLC

Investment Sub-Advisory Agreement	The investment subadvisory agreement between the Investment Manager and a Fund’s subadviser, as the context may require

IRS	United States Internal Revenue Service

JPMorgan	JPMorgan Chase Bank, N.A., the Funds’ custodian

LIBOR	London Interbank Offered Rate

Marsico Capital	Marsico Capital Management, LLC

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NAV	Net Asset Value of a Fund

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Participating Insurance Companies	Life insurance companies that issue the variable annuity contracts or variable life insurance policies through separate accounts for which the Funds serve as underlying investment vehicles

The Portfolio(s) or a Portfolio	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

Statement of Additional Information – May 1, 2014	Page 2

Previous Administrator	Columbia Management Advisors, LLC, the administrator of the series of the Trust prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America.

Previous Adviser	Columbia Management Advisors, LLC, the investment adviser of the series of the Trust prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America.

Previous Distributor	Columbia Management Distributors, Inc., the distributor of the series of the Trust prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America.

Previous Transfer Agent	Columbia Management Services, Inc., the transfer agent of the series of the Trust prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America.

Pyrford	Pyrford International Ltd.

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

Retirement Plan	A qualified plan or retirement arrangement or account through which shares of a Fund are made available.

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Manager. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	Participating Insurance Companies, Retirement Plan sponsors, banks, broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Shares	Shares of a Fund

State Street	State Street Bank and Trust Company, the Funds’ former custodian

Subsidiary	A wholly-owned subsidiary of a Fund

Threadneedle	Threadneedle International Limited

Transfer Agency Agreement	The transfer agency and dividend disbursing agent agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

Treasury Regulations	Regulations promulgated under the Code by the United States Treasury Department

The Trust	Columbia Funds Variable Insurance Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

VP – Managed Volatility Funds	VP – MV Conservative Fund, VP – MV Conservative Growth Fund and VP – MV Growth Fund

Statement of Additional Information – May 1, 2014	Page 3

Throughout this SAI, the Funds are referred to as follows:

Fund Name:	Referred to as:
Columbia Variable Portfolio – Asset Allocation Fund	VP – Asset Allocation Fund
Columbia Variable Portfolio – Contrarian Core Fund	VP – Contrarian Core Fund
Columbia Variable Portfolio – Core Bond Fund	VP – Core Bond Fund
Columbia Variable Portfolio – Managed Volatility Conservative Fund	VP – MV Conservative Fund
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund	VP – MV Conservative Growth Fund
Columbia Variable Portfolio – Managed Volatility Growth Fund	VP – MV Growth Fund
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund	VP – Multi-Strategy Alternatives Fund
Columbia Variable Portfolio – Select Large Cap Growth Fund	VP – Select Large Cap Growth Fund
Columbia Variable Portfolio – Small Cap Value Fund	VP – Small Cap Value Fund
Columbia Variable Portfolio – Small Company Growth Fund	VP – Small Company Growth Fund
Columbia Variable Portfolio – Strategic Income Fund	VP – Strategic Income Fund
Variable Portfolio – AQR Managed Futures Strategy Fund	VP – AQR Managed Futures Strategy Fund
Variable Portfolio – Goldman Sachs Commodity Strategy Fund	VP – GS Commodity Strategy Fund
Variable Portfolio – Pyrford International Equity Fund	VP – Pyrford International Equity Fund

Statement of Additional Information – May 1, 2014	Page 4

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act located at 225 Franklin Street, Boston, Massachusetts 02110. The Trust was organized as a Massachusetts business trust on June 9, 1987, commenced operations on January 1, 1989, and is registered with the SEC as an open-end management investment company. On May 1, 2006, the Trust changed its name from SteinRoe Variable Investment trust to its current name.

The table below identifies the fiscal year end, the date of the Fund’s prospectus(es), the date the Fund (or its predecessor) began operations, whether the Fund is diversified or non-diversified and investment category of the Funds, which are series of the Trust.

Fund	Fiscal Year End	Prospectus Date	Date Began Operations*	Diversified**	Fund Investment Category***
VP – AQR Managed Futures Strategy Fund	December 31	5/1/14	4/30/2012	No	Alternative
VP – Asset Allocation Fund	December 31	5/1/14	1/1/1989	Yes	Fund of Funds – equity
VP – Contrarian Core Fund	December 31	5/1/14	4/30/2012	Yes	Equity
VP – Core Bond Fund	December 31	5/1/14	4/30/2013	Yes	Fixed-income
VP – GS Commodity Strategy Fund	December 31	5/1/14	10/5/2012	No	Alternative
VP – MV Conservative Fund	December 31	5/1/14	4/12/2013	Yes	Fund of Funds – fixed income
VP – MV Conservative Growth Fund	December 31	5/1/14	4/12/2013	Yes	Fund of Funds – equity
VP – MV Growth Fund	December 31	5/1/14	4/12/2013	Yes	Fund of Funds – equity
VP – Multi-Strategy Alternatives Fund	December 31	5/1/14	4/30/2012	Yes	Alternative
VP – Pyrford International Equity Fund	December 31	5/1/14	4/30/2013	Yes	Equity
VP – Select Large Cap Growth Fund	December 31	5/1/14	9/2/2008	Yes	Equity
VP – Small Cap Value Fund	December 31	5/1/14	5/19/1998	Yes	Equity
VP – Small Company Growth Fund	December 31	5/1/14	1/1/1989	Yes	Equity
VP – Strategic Income Fund	December 31	5/1/14	7/5/1994	Yes	Fixed-income

*	Certain Funds reorganized into series of the Trust. The date of operations for these Funds represents the date on which the predecessor funds began operation.

**	A “diversified” Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. A “non-diversified” Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, a “non-diversified” Fund’s value will likely be more volatile than the value of a more diversified fund. If a “non-diversified” fund is managed as if it were a “diversified” fund for a period of three years, its status under the 1940 Act will convert automatically from “non-diversified” to “diversified”. A “diversified” fund may convert to “non-diversified” status only with shareholder approval.

***	The Fund Investment Category is used as a convenient way to describe Funds in this SAI and should not be deemed a description of the Fund’s principal investment strategies, which are described in the Fund’s prospectus.

Name Changes. The table below identifies any Fund whose name has changed in the past five years, the effective date of the name change and the former name.

Fund	Effective Date of Name Change	Previous Fund Name
VP – Asset Allocation Fund	May 2, 2011	Columbia Asset Allocation Fund, Variable Series
VP – Select Large Cap Growth Fund	May 2, 2011	Columbia Select Large Cap Growth Fund, Variable Series
VP – Small Cap Value Fund	May 2, 2011	Columbia Small Cap Value Fund, Variable Series
VP – Small Company Growth Fund	May 2, 2011	Columbia Small Company Growth Fund, Variable Series
VP – Strategic Income Fund	May 2, 2011	Columbia Strategic Income Fund, Variable Series

Statement of Additional Information – May 1, 2014	Page 5

Fund	Effective Date of Name Change	Previous Fund Name
VP – Goldman Sachs Commodity Strategy Fund	October 5, 2012	Variable Portfolio – Oppenheimer Commodity Strategy Fund
VP – Multi-Strategy Alternatives Fund	November 18, 2013	Variable Portfolio – Eaton Vance Global Macro Advantage Fund

Statement of Additional Information – May 1, 2014	Page 6

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset.

Notwithstanding any of a Fund’s other investment policies, each Fund, subject to certain limitations, may invest its assets in another investment company. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the Fund. The policies of the underlying funds may permit a Fund to engage in investment strategies indirectly that would otherwise be prohibited under the Fund’s investment policies.

Fundamental Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Fund	A Buy or sell real estate	B Buy or sell commodities	C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest at least 80%	G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities
VP – AQR Managed Futures Strategy Fund	A1	B2	—	—	E1	—	G1	H1	I1	J1
VP – Asset Allocation Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
VP – Contrarian Core Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
VP – Core Bond Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
VP – GS Commodity Strategy Fund	A1	B2	—	—	E1	—	G1	H1	I1	J1
VP – MV Conservative Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
VP – MV Conservative Growth Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
VP – MV Growth Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
VP – Multi-Strategy Alternatives Fund	A1	B2	C1	D1	E1	—	G1	H1	I1	J1
VP – Pyrford International Equity Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
VP – Select Large Cap Growth Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
VP – Small Cap Value Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
VP – Small Company Growth Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
VP – Strategic Income Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1

A.	Buy or sell real estate
	A1 –	The Fund may not purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

B.	Buy or sell physical commodities
	B1 –	The Fund may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities.(a) This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

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	B2 –	The Fund may invest up to 25% of its total assets in one or more wholly-owned subsidiaries that may invest in commodities, thereby indirectly gaining exposure to commodities, and may, to the extent consistent with its investment objective, (i) invest insecurities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities.(a) This policy does not limit foreign currency transactions including without limitation forward currency contracts.

C.	Buy more than 10% of an issuer
	C1 –	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

D.	Invest more than 5% in an issuer
	D1 –	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

E.	Concentrate(b)
	E1 –	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

G.	Act as an underwriter
	G1 –	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

H.	Lending
	H1 –	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

I.	Borrowing
	I1 –	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

J.	Issue senior securities
	J1 –	The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(a)	For purposes of fundamental investment policy on buying or selling physical commodities above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the term “commodities,” and notwithstanding any federal legislation or regulatory action by the CFTC that subjects such swaps to regulation by the CFTC, the Fund will not consider such instruments to be commodities for purposes of this restriction.

(b)	For purposes of applying the limitation set forth in the concentration policies above, the Funds will generally use the industry classifications provided by the Global Industry Classification System (GICS).

Statement of Additional Information – May 1, 2014	Page 8

Non-fundamental Policies

The following non-fundamental policies may be changed by the Board at any time and are in addition to those described in a prospectus.

Investment in Illiquid Securities

No more than 15% of the net assets of any Fund will be held in securities and other instruments that are illiquid. “Illiquid Securities” are defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.

Investment in Other Investment Companies

The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such other fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Investment in Foreign Securities

•	VP – AQR Managed Futures Strategy Fund may invest without limit in foreign instruments, including emerging market instruments.

•	VP – Contrarian Core Fund may invest up to 20% of its net assets in foreign securities, either directly or indirectly through depositary receipts.

•	VP – Core Bond Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies, or other entities.

•

VP – Multi-Strategy Alternatives Fund may invest without limit in foreign investments (including currencies), which may include investments in emerging markets, and in investments that are rated below investment-grade or, if unrated, deemed to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).

•	VP – Select Large Cap Growth Fund may invest directly in foreign securities or indirectly through depositary receipts.

•	VP – Small Cap Value Fund may invest up to 20% of its total assets in foreign securities.

•	VP – Small Company Growth Fund will be subject to the following diversification guidelines pertaining to investments in foreign securities:

1.	The Fund will be invested in a minimum of five different foreign countries at all times when it holds investments in foreign securities. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund’s net asset value; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%.

2.	Except as set forth in item 3 below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one foreign country.

3.	The Fund may have an additional 15% of its value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany.

•	VP – Strategic Income Fund may invest in debt securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities.

Selling Securities Short

•	Each Fund (other than those Funds listed below) may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

•

VP – Small Cap Value Fund and VP – Strategic Income Fund may not have a short position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.

Purchasing on Margin

•

VP – Small Cap Value Fund and VP – Strategic Income Fund may not purchase securities on margin, but may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions.

•

VP – Asset Allocation Fund and VP – Small Company Growth Fund may not purchase securities on margin (but may receive short-term credit to clear securities transactions), make short sales of securities, or participate on a joint or a joint and several basis in any trading account in securities (except in connection with transactions in options, futures, and options on futures).

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Purchasing and Selling Commodities

•	VP – Small Cap Value Fund and VP – Strategic Income Fund may not purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets.

•

VP – AQR Managed Futures Strategy Fund, VP – Multi-Strategy Alternatives Fund, and VP – GS Commodity Strategy Fund may invest more than 25% of its net assets in commodities-related industries. Currently, these Funds consider commodities-related industries to include, among other industries, oil, natural gas, agricultural products and metals industries.

Warrant and Option Transactions

•

VP – Asset Allocation Fund and VP – Small Company Growth Fund may not invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges;

•

VP – Asset Allocation Fund and VP – Small Company Growth Fund may not write an option on a security unless, in compliance with SEC requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account;

•

VP – Asset Allocation Fund and VP – Small Company Growth Fund may buy or sell an option on a security, a futures contract or an option on a futures contract so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

•

VP – Asset Allocation Fund and VP – Small Company Growth Fund may not purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions.

Other Non-Fundamental Investment Policies

•	VP – Asset Allocation Fund and VP – Small Company Growth Fund may not invest in companies for the purpose of exercising control or management.

•

VP – Small Company Growth Fund may not purchase more than 3% of the stock of another investment company; or purchase stock of other investment companies equal to more than 5% of the Fund’s total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at the time of purchase) in the case of all other investment companies in the aggregate; any purchases of other investment companies by VP – Small Company Growth Fund are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker’s commission, except for securities acquired as part of a merger, consolidation or acquisition of assets.

•

VP – Asset Allocation Fund and VP – Small Company Growth Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it, except as may be necessary in connection with (i) permitted borrowings and (ii) options, futures and options on futures.

•	VP – Asset Allocation Fund and VP – Small Company Growth Fund may not issue senior securities, except to the extent permitted by the 1940 Act (including permitted borrowings).

•

VP – Asset Allocation Fund and VP – Small Company Growth Fund may not purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers and directors or Trustees of the Trust or of its investment adviser.

•

The borrowing limits for the VP – Small Company Growth Fund are (1) 10% of net asset value when borrowing for any general purpose and (2) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions. For this purpose, net asset value is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken.

State Insurance Regulations

In addition to the restrictions set forth above, each Fund may be subject to investment restrictions imposed under state insurance laws and regulations. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of its shareholders, with the requirements as so modified.

Statement of Additional Information – May 1, 2014	Page 10

Names Rule Policy

To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

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ABOUT THE FUNDS’ INVESTMENTS

Each Fund’s investment objectives, principal investment strategies and related principal risks are discussed in each Fund’s prospectuses. Each Fund’s prospectus identifies the types of securities in which the Fund invests principally and summarizes the principal risks to the Fund’s portfolio as a whole associated with such investments. Unless otherwise indicated in the prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.

To the extent that a type of security identified in the table below for a Fund is not described in the Fund’s prospectus (or as a sub-category of such security type in this SAI), the Fund generally invests in such security type, if at all, as part of its non-principal investment strategies.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund may invest in these types of securities, subject to its investment objective and fundamental and non-fundamental investment policies. A Fund is not required to invest in any or all of the types of securities listed below.

Funds-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Funds-of-funds may, directly or indirectly, invest through investments in underlying funds, invest in the securities and engage in investment strategies indicated in the table below.

Certain Investment Activity Limits. The overall investment and other activities of the Investment Manager and its affiliates may limit the investment opportunities for each Fund in certain markets, industries or transactions or in individual issuers where limitations are imposed upon the aggregate amount of investment by the Funds and other accounts managed by the Investment Manager and accounts of its affiliates (collectively, affiliated investors). From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Investment Manager and its affiliates and/or because of their internal policies. See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Temporary Defensive Positions. Each Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.

Other Strategic and Investment Measures. Unless prohibited by its investment policies, a Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposure to a sector, country or region where the Investment Manager (or Fund subadviser, if applicable) believes such defensive positioning is appropriate. Each Fund may do so without limit and for as long a period as deemed necessary, when the Investment Manager or the Fund’s subadviser, if applicable: (i) believes that market conditions are not favorable for profitable investing or to avoid losses, including under adverse market, economic, political or other conditions; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance.

Types of Investments

A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted following the table. See About the Trust for fund investment categories.

Type of Investment	Alternative(1)(2)	Equity and Flexible(3)(4)	Funds-of-Funds – Equity and Fixed Income(3)	Fixed Income	Tax-Exempt Fixed Income	State Tax-Exempt Fixed Income
Asset-Backed Securities	—	—	—	—	—	—
Bank Obligations (Domestic and Foreign)	—	—	—	—	—	—
Collateralized Bond Obligations	—	—	—	—	—	—

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Type of Investment	Alternative(1)(2)	Equity and Flexible(3)(4)	Funds-of-Funds – Equity and Fixed Income(3)	Fixed Income	Tax-Exempt Fixed Income	State Tax-Exempt Fixed Income
Commercial Paper	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—
Convertible Securities	—	—	—	—	—	—
Corporate Debt Securities	—	—	—	—	—	—
Custody Receipts and Trust Certificates	—	—	—	—	—	—
Debt Obligations	—	—	—	—	—	—
Depositary Receipts	—	—	—	—	—	—
Derivatives	—	—	—	—	—	—
Dollar Rolls	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	—
Foreign Securities	—	—	—	—	—	—
Guaranteed Investment Contracts (Funding Agreements)	—	—	—	—	—	—
High Yield Securities	— A	— A	—	—	—	—
Illiquid Securities	—	—	—	—	—	—
Inflation Protected Securities	—	—	—	—	—	—
Initial Public Offerings	— B	—	—	— B	—	—
Inverse Floaters	—	—	—	—	—	—
Investments in Other Investment Companies (Including ETFs)	—	—	—	—	—	—
Money Market Instruments	—	—	—	—	—	—
Mortgage-Backed Securities	—	—	—	—	—	—
Municipal Securities	—	—	—	—	—	—
Participation Interests	—	—	—	—	—	—
Partnership Securities	—	—	—	—	—	—
Preferred Stock	—	—	—	—	—	—
Private Placement and Other Restricted Securities	—	—	—	—	—	—
Real Estate Investment Trusts	—	—	—	—	—	—
Repurchase Agreements	—	—	—	—	—	—
Reverse Repurchase Agreements	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Sovereign Debt	—	—	—	—	—	—
Standby Commitments	—	—	—	—	—	—
U.S. Government and Related Obligations	—	—	—	—	—	—
Variable and Floating Rate Obligations	—	—	—	—	—	—

(1)	The following fund is not authorized to invest in Warrants and Rights: VP – AQR Managed Futures Strategy Fund.

(2)	The following fund is not authorized to invest in Stock Options and Stock Index Options: VP – AQR Managed Futures Strategy Fund.

(3)	The following funds are not authorized to invest in Stripped Securities: VP – Asset Allocation Fund, VP – Small Cap Value Fund, VP – Small Company Growth Fund, and VP – Contrarian Core Fund.

(4)	The following funds are not authorized to invest in Zero-Coupon, Pay-in-Kind and Step-Coupon Securities: VP – Small Cap Value Fund and VP – Small Company Growth Fund.

A.	The following funds are not authorized to invest in High Yield Securities: VP – AQR Managed Futures Strategy Fund, VP – Small Company Growth Fund, and VP – Contrarian Core Fund.

B.	The following funds are not authorized to invest in Initial Public Offerings of equity securities: VP – AQR Managed Futures Strategy Fund, VP – Multi-Strategy Alternatives Fund, and VP – Strategic Income Fund.

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time, such as, among others, motor vehicle installment sales, contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving (credit card) agreements. Such securities entitle the security holders to receive distributions (i.e., principal and interest) that are tied to the payments made by the borrower on the underlying assets (less fees paid to the originator, servicer, or other

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parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments — Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign banks with interest and principal paid in U.S. dollars. Eurodollar and Yankee Dollar CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. See Types of Investments — Eurodollar and Yankee Dollar Instruments. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different and/or heightened investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal and/or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ (including, less stringent) from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality. See Types of Investments — Foreign Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with bank obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, and Prepayment and Extension Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds (which are considered speculative investments). CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See Types of Investments — Mortgage-Backed Securities and — Asset-Backed Securities.) CBOs are often privately offered and sold, and thus not registered under securities laws.

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Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then structured into “tranches.” Typically, the first tranche represents a senior claim on collateral and pays the lowest interest rate; the second tranche is junior to the first tranche and therefore subject to greater risk and pays a higher rate; the third tranche is junior to both the first and second tranche, represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tranches have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tranches investment-grade bond ratings. Holders of third-tranche CBOs stand to earn higher or lower yields depending on the rate of defaults in the collateral pool. See Types of Investments — High Yield Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with CBOs include: Credit Risk, Illiquid Securities Risk, Interest Rate Risk, Liquidity Risk, High-Yield Securities Risk and Prepayment and Extension Risk.

Commercial Paper

Commercial paper is a short-term debt obligation, usually sold on a discount basis, with a maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. See Types of Investments — Debt Obligations and — Illiquid Securities. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. See Types of Investments — Foreign Securities. Common stock may be privately placed or publicly offered. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and market conditions generally. In the event that a corporation declares bankruptcy or is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. See Types of Investments — Private Placement and Other Restricted Securities — Preferred Stock and — Convertible Securities for more information.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with common stock include: Issuer Risk and Market Risk.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and common stock’s market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar non-convertible debt securities nor generally as sensitive to changes in share price as the underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, Types of Investments — Common Stock, Types of Investments — Corporate Debt Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

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Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and at a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with convertible securities include: Convertible Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Debt Securities

Corporate debt securities are long and short term fixed income securities typically issued by businesses to finance their operations. Corporate debt securities are issued by public or private companies, as distinct from debt securities issued by a government or its agencies. The issuer of a corporate debt security often has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Corporate debt securities typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due at a specified time period; and (4) many are traded on major securities exchanges. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured, as are debentures. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. They may also be senior or subordinated obligations. See Appendix A for a discussion of securities ratings. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities Types of Investments — Private Placement and Other Restricted Securities — Debt Obligations, Types of Investments — Commercial Paper and — High Yield Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that, with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with corporate debt securities include: Credit Risk, Interest Rate Risk, Issuer Risk, High Yield Securities Risk, Prepayment and Extension Risk and Reinvestment Risk.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

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Although one or more of the other risks described in this SAI may also apply, the risks typically associated with custody receipts and trust certificates include: Liquidity Risk and Counterparty Risk. In addition, custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, and notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal by a specified maturity date. Certain debt obligations (usually intermediate and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuer’s perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the market value of the bond usually rises, and when prevailing interest rates rise, the market value of the bond usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield and the lower the sensitivity to changes in interest rates.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. See Types of Investments — Corporate Debt Securities and High Yield Securities.

See Types of Investments — Trust-Preferred Securities for information with respect to the trust-preferred or trust-issued securities.

Determining Investment Grade for Purposes of Investment Policies. When determining whether a security is investment grade or below investment grade for purposes of investment policies of investing in such securities, the Funds use the middle rating of Moody’s, S&P and Fitch after excluding the highest and lowest available ratings. When a rating from only two of these agencies is available, the lower rating is used. When a rating from only one of these agencies is available, that rating is used. When a security is not rated by one of these agencies, the Investment Manager or, as applicable, a subadviser, determines whether it is of investment grade or below investment grade (e.g., junk bond) quality. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with debt obligations include: Confidential Information Access Risk, Credit Risk, Highly Leveraged Transactions Risk, Impairment of Collateral Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Prepayment and Extension Risk and Reinvestment Risk.

Depositary Receipts

See Types of Investments — Foreign Securities below.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR), market indices (such as the S&P 500® Index) or customized baskets of securities or instruments. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Many derivative instruments often require little or no initial payment and therefore often create inherent economic leverage. Derivatives, when used properly, can enhance returns and be useful in hedging portfolios and managing risk. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

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A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible unfavorable changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to manage the effective maturity or duration of its portfolio; and/or (vii) to maintain cash reserves while remaining fully invested.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. The use of derivatives is a function of numerous variables, including market conditions. See also Types of Investments — Warrants and Rights and When Issued, Delayed Delivery and Forward Commitment Transactions.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with transactions in derivatives (including the derivatives instruments discussed below) include: Counterparty Risk, Credit Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, Market Risk, Derivatives Risk, Derivatives Risk/Credit Default Swaps Risk, Derivatives

Risk/Forward Foreign Currency Contracts Risk, Derivatives Risk/Commodity-Linked Futures Contracts Risk, Derivatives Risk/Commodity-Linked Structured Notes Risk, Derivatives Risk/Commodity-Linked Swaps, Derivatives Risk/Forward Interest Rate Agreements Risk, Derivatives Risk/Futures Contracts Risk, Derivatives Risk/Interest Rate Swaps Risk, Derivatives Risk/Inverse Floaters Risk, Derivatives Risk/Options Risk, Derivatives Risk/Portfolio Swaps and Total Return Swaps Risk, Derivatives Risk/Total Return Swaps Risk, and Derivatives Risk/Warrants Risk.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index or interest rates. For example, a Fund may invest in debt securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. A trust funds the purchase of a bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities can have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes in market interest rates at a rate that is a multiple of the actual rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income-producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked

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securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income-producing securities are not available. Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these securities are indirectly subject to the risks associated with derivative instruments. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity- and Currency-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities or securities. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index-, commodity- and currency-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment may not perform as expected by a Fund’s portfolio manager. Markets and underlying investments and indexes may move in a direction that was not anticipated by a Fund’s portfolio manager. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, although the SEC has issued exemptive relief permitting investment companies such as the Funds to invest beyond the limits of Section 12(d)(1)(A) subject to certain conditions. SPDRs generally closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Because linked securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated linked securities typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in linked securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A

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Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. See Types of Investments — Derivatives — CFTC Regulation below for information on CFTC regulation.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets.

Upon entering into futures contracts, in compliance with regulatory requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to its portfolio manager’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

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To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Commodity-Linked Futures Contracts. Commodity-linked futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact in futures contracts, a clearing corporation to process trades, and standardization of expiration dates and contract sizes. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges may have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

Commodity-linked futures contracts are generally based upon commodities within six main commodity groups: (1) energy, which includes, among others, crude oil, brent crude oil, gas oil, natural gas, gasoline and heating oil; (2) livestock, which

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includes, among others, feeder cattle, live cattle and hogs; (3) agriculture, which includes, among others, wheat (Kansas wheat and Chicago wheat), corn and soybeans; (4) industrial metals, which includes, among others, aluminum, copper, lead, nickel and zinc; and (5) precious metals, which includes, among others, gold and silver; and (6) softs, which includes cotton, coffee, sugar and cocoa. A Fund may purchase commodity futures contracts, swaps on commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these six main commodity groups and the individual commodities within each group, as well as other types of commodities.

The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while a Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price. Conversely, if the predominant hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

The changing nature of the hedgers and speculators in the commodity markets will influence whether futures contract prices are above or below the expected future spot price. This can have significant implications for a Fund when it is time to replace an existing contract with a new contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominant hedgers in the market, a Fund might open the new futures position at a higher price or choose other related commodity-linked investments.

The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked investments, including futures contracts, commodity-linked structured notes, commodity-linked options and commodity-linked swaps, than on traditional securities. These additional variables may create additional investment risks which subject a Fund’s commodity-linked investments to greater volatility than investments in traditional securities.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right, but not the obligation, to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with regulatory requirements, it has segregated cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits). A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

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Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of a Fund’s portfolio manager, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

Options on Stocks and Stock and Other Indices. A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold liquid securities equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to

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permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options, including call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. OTC options (options not traded on exchanges) are generally established through negotiation with the other party to the options contract. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, commodity futures, equity, equity index, credit default, bond futures, total return, portfolio and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time, resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one party or the other.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amounts as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to

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the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency. In that case, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts are generally held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each customer. However, if the clearing member does not provide accurate reporting, the Funds are subject to the risk that a clearing organization will use a Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, clearing members generally provide to the clearing organization the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer. The Funds are therefore subject to the risk that a clearing organization will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in

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the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating interest rates on a predetermined specified (notional) amount. The swap agreement’s notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, Treasury rates and foreign interest rates.

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in a credit default swap. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a

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daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Commodity-Linked Swaps. Commodity-linked swaps are two-party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. A Fund may engage in swap transactions that have more than one period and therefore more than one exchange of commodities.

A Fund may invest in total return commodity swaps to gain exposure to the overall commodity markets. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a “floating” rate, the fee is pegged to a base rate such as LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a cross currency swap when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will have to pay in full periodically based upon the currency they have borrowed. Changes in foreign exchange currency rates and changes in interest rates, as described above, may negatively affect currency swaps.

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. A Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund typically enters into contracts for differences (and analogous futures positions) when its portfolio manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, a Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.

Swaptions. A swaption is an options contract on a swap agreement. These transactions that give a counterparty the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement (which are described herein) at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars (which are described herein).

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s net asset value.

Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) established a framework for the regulation of OTC swap markets; the framework outlined the joint responsibility of the CFTC and the SEC

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in regulating swaps. The CFTC is responsible for the regulation of swaps, the SEC is responsible for the regulation of security-based swaps and they are both jointly responsible for the regulation of mixed swaps.

Risk of Potential Governmental Regulation of Derivatives

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of their investment strategy, and could ultimately prevent the Funds from being able to achieve their investment objectives. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. In particular, the Dodd-Frank Act, which was signed into law in July 2010, sets forth a new legislative framework for OTC derivatives, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing of many OTC derivatives transactions.

Additional Risk Factors in Cleared Derivatives Transactions

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a

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swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of risks and costs.

CFTC Regulation

Each of VP – AQR Managed Futures Strategy Fund, VP – GS Commodity Strategy Fund, and VP – Multi-Strategy Alternatives Fund no longer qualifies for an exclusion from the definition of a commodity pool pursuant to Rule 4.5 under the Commodity Exchange Act (CEA). Accordingly, the Investment Manager is registered as a “commodity pool operator” under the CEA with respect to these Funds, effective January 1, 2013. The Investment Manager and these Funds are subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s new regulatory requirements could increase Fund expenses, adversely affecting a Fund’s total return. Each Fund and the Investment Manager continue to analyze the effect that these rules, including the CFTC’s recent harmonization of overlapping disclosure, reporting and recordkeeping requirements, may have on the Funds.

Each of the other Funds listed on the cover of this SAI qualifies for an exclusion from the definition of a commodity pool under the CEA and has filed a notice of exclusion under CFTC Rule 4.5. Accordingly, the Investment Manager is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to these Funds. To remain eligible for the exclusion, each of these Funds is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Investment Manager may be required to register as a “commodity pool operator” with the CFTC with respect to that Fund. The Investment Manager’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level and scope of a Fund’s investments in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. Each such Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Investment Manager’s intention to operate the Fund in a manner that would permit the Investment Manager to continue to claim the exclusion under CFTC Rule 4.5, which may adversely affect the Fund’s total return. In the event the Investment Manager becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities, as well as the interest earned on the cash proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with mortgage dollar rolls include: Counterparty Risk, Credit Risk and Interest Rate Risk.

Equity-Linked Notes

An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including Rule 144A securities. The Fund may also purchase ELNs in a privately negotiated transaction with the issuer of the ELNs (or its broker-dealer affiliate). The Fund may or may not hold an ELN until its maturity.

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Equity-linked securities also include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES) and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Eurodollar and Yankee Dollar and Related Derivatives Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund may use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with Eurodollar and Yankee Dollar instruments include: Credit Risk, Foreign Securities Risk, Interest Rate Risk and Issuer Risk.

Foreign Currency Transactions

Because investments in foreign securities usually involve currencies of foreign countries and because a Fund may hold cash and cash equivalent investments in foreign currencies, the value of a Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time, causing a Fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A Fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward foreign currency exchange contracts (forward contracts). (See Types of Investments — Derivatives.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A Fund may enter into forward contracts for a variety of reasons, including for risk management (hedging) or for investment purposes.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a Fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A Fund may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a Fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

This method of protecting the value of a Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts can be used to minimize the risk of loss due to a decline in value of hedged currency, they will also limit any potential gain that might result should the value of such currency increase.

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A Fund may also enter into forward contracts when the Fund’s portfolio manager believes the currency of a particular country will increase in value relative to another currency. A Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar.

Unanticipated changes in the currency exchange results could result in poorer performance for Funds that enter into these types of transactions.

A Fund may designate cash or securities in an amount equal to the value of the Fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund’s commitments on such contracts.

At maturity of a forward contract, a Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, having the same maturity date, and covering the same amount of foreign currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a Fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. However, it will do so from time to time, and such conversions involve certain currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that a Fund will be required to limit or restructure its forward contract currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

Options on Foreign Currencies. A Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a Fund may buy put options on the foreign currency. If the value of the currency does decline, a Fund would have the right to sell the currency for a fixed amount in dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a Fund plans to buy, or where a Fund would benefit from increased exposure to the currency, a Fund may buy call options on the foreign currency, giving it the right to purchase the currency for a fixed amount in dollars. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a Fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A Fund may write options on foreign currencies for similar purposes. For example, when a Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency, giving the option holder the right to purchase that currency from the Fund for a fixed amount in dollars. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be offset, at least partially, by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a Fund could write a put option on the relevant currency, giving the option holder the right to that currency from the Fund for a fixed amount in dollars. If rates move in the manner projected, the put option would expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

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As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

An option written on foreign currencies is covered if a Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Currency Futures and Related Options. A Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a Fund’s investments denominated in that currency over time.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities

Unless otherwise stated in a Fund’s prospectus, stocks, bonds and other securities or investments are deemed to be “foreign” based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider, under circumstances the Fund’s portfolio manager deems relevant, the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. A Fund’s investments in foreign markets, may include issuers in emerging markets, as well as frontier markets, each of which carry heightened risks as compared with investments in other typical foreign markets. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more developed markets) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

Due to the potential for foreign withholding taxes, MSCI publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Investment Manager believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

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There is a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where such shares are voted. This is referred to as “share blocking”. The blocking period can last up to several weeks. Share blocking may prevent a Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of a Fund, may abstain from voting proxies in markets that require share blocking.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with foreign securities include: Emerging Markets Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Frontier Market Risk, Geographic Concentration Risk, Issuer Risk and Market Risk.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are short-term, privately placed debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days’ notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions. See Types of Investments — Illiquid Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with guaranteed investment contracts (funding agreements) include: Credit Risk and Liquidity Risk.

High Yield Securities

High Yield, or low and below investment grade securities (below investment grade securities are also known as “junk bonds”), are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by a Fund’s portfolio manager to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully

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reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Investment Manager’s or a subadviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market values of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933 Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with low and below investment grade securities include: Credit Risk, Interest Rate Risk, High Yield Securities Risk and Prepayment and Extension Risk.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with the SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Some securities are deemed to be illiquid because they are subject to contractual or legal restrictions on resale. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities at the time of purchase.

Although one or more of the other risks described in this SAI may also apply, the risk typically associated with illiquid securities include: Liquidity Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index (CPI) for urban consumers and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI

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rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. Similarly, a Fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with inflation-protected securities include: Inflation Protected Securities Risk, Interest Rate Risk and Market Risk. In addition, inflation protected securities issued by non-U.S. government agencies or instrumentalities are subject to Credit Risk.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Although one or more risks described in this SAI may also apply, the risks typically associated with IPOs include: Initial Public Offering (IPO) Risk, Issuer risk, Liquidity Risk, Market Risk and Small Company Securities Risk.

Inverse Floater

See Types of Investments — Derivatives — Index or Linked Securities (Structured Products) above.

Investments in Other Investment Companies (Including ETFs)

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund, or the investment company in which a Fund invests, from the SEC. These securities include shares of other open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds (ETFs) and business development companies.

Except with respect to Funds structured as funds-of-funds or so-called master/feeder funds or other Funds whose strategies otherwise allow such investments, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by a Fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that may be passively managed (e.g., they seek to track the performance of specific indexes or companies in related industries) or they may be actively managed. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

ETFs are listed on an exchange and trade in the secondary market on a per-share basis, which allows investors to purchase and sell ETF shares at their market price throughout the day. Certain ETFs, such as passively managed ETFs, hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market

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index. The performance results of these ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The Funds’ ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases. Because these investment companies may invest in other securities, they are also subject to the risks associated with a variety of investment instruments as described in this SAI.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with the securities of other investment companies include: Investing in Other Funds Risk, Issuer Risk and Market Risk.

Money Market Instruments

Money market instruments include cash equivalents and short-term debt obligations which include: (i) bank obligations, including certificates of deposit (CDs), time deposits and bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. A Fund may also invest in affiliated and unaffiliated money market mutual funds, which invest primarily in money market instruments. See Types of Investments — Variable- and Floating-Rate Obligations and Types of Investments — Private Placement and Other Restricted Securities for more information.

With respect to money market securities, certain U.S. Government obligations are backed or insured by the U.S. Government, its agencies or its instrumentalities. Other money market securities are backed only by the claims paying ability or creditworthiness of the issuer.

Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank unconditionally guarantees their payment at maturity.

A Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the Columbia Fund Family and other institutional clients of the Investment Manager.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with money market instruments include: Credit Risk, Inflation Risk, Interest Rate Risk, Issuer Risk, Money Market Fund Risk and Regulatory Risk.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security that represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

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Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (FHFA) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

In the past Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage-backed securities. There can be no assurance that these or other agencies of the government will provide such support in the future. The future status of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative and regulatory action that alters the operations, ownership structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.

Stripped mortgage-backed securities are a type of mortgage-backed security that receives differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. See Types of Investments — Stripped Securities for more information.

Collateralized Mortgage Obligations (CMOs) are hybrid mortgage-related instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass-through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

CMO Residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the

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yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an ETF may fail to recoup fully its initial investment in a CMO residual. CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Mortgage Pass-Through Securities are interests in pools of mortgage-related securities that differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with mortgage and asset-backed securities include: Credit Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Mortgage-Backed and Other Asset Backed Securities Risk, Prepayment and Extension Risk and Reinvestment Risk.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities.

Municipal securities may include municipal bonds, municipal notes and municipal leases, which are described below. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions. See Types of Investments — Commercial Paper for more information.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a

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periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand, usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers and may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. In general, municipal lease obligations are unrated, in which case they will be determined by a Fund’s portfolio manager to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated.

Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return. The municipal bond market is characterized by a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than for other security markets. See Appendix A for a discussion of securities ratings. (See Types of Investments — Debt Obligations.)

Standby Commitments. Standby commitments are securities under which a purchaser, usually a bank or broker-dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker-dealer to

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purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with standby commitments include: Counterparty Risk, Market Risk and Municipal Securities Risk.

Taxable Municipal Obligations. Interest or other investment return is subject to federal income tax for certain types of municipal obligations for a variety of reasons. These municipal obligations do not qualify for the federal income tax exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

See Appendix A for a discussion of securities ratings. (See Types of Investments — Debt Obligations.)

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with municipal securities include: Credit Risk, Inflation Risk, Interest Rate Risk, Market Risk, Municipal Securities Risk and Municipal Securities Risk/Health Care Sector Risk.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes that have been “packaged” by an intermediary, such as a bank or broker-dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies).

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with loan participations include: Confidential Information Access Risk, Credit Risk and Interest Rate Risk.

Partnership Securities

The Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities are limited partnerships or limited liability companies that may be publicly traded on stock exchanges or markets such as the NYSE, the NYSE Alternext US LLC (“NYSE Alternext”) (formerly the American Stock Exchange) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a Fund that invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). For tax purposes, unit holders may initially be deemed to receive only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with partnership securities include: Interest Rate Risk, Issuer Risk, Liquidity Risk and Market Risk.

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Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. See Types of Investments — Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. An APS is distinguished from standard preferred stock because its dividends change from time to time. Holders of APS may not be able to sell their shares if an auction fails, such as when there are more shares of APS for sale at an auction than there are purchase bids. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with preferred stock include: Convertible Securities Risk, Issuer Risk, Liquidity Risk and Market Risk.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are generally eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with private placement and other restricted securities include: Issuer Risk, Liquidity Risk, Market Risk and Confidential Information Access Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded.

Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A Fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests. REITs

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often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with REITs include: Interest Rate Risk, Issuer Risk, Market Risk and Real Estate-Related Investment Risk.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time (usually within seven days) subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). The repurchase agreement specifies the yield during the purchaser’s holding period. Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase, which may consist of a variety of security types. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker-dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with repurchase agreements include: Counterparty Risk, Credit Risk, Issuer Risk, Market Risk and Repurchase Agreements Risk.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed-upon time (normally within 7 days) and price which reflects an interest payment. A Fund generally retains the right to interest and principal payments on the security. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, Issuer Risk, Market Risk and Reverse Repurchase Agreements Risk.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of the securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described below regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of its effective leverage. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when a Fund’s portfolio manager believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities, contracts or instruments that it does not own in hopes of purchasing the same security, contract or instrument at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security, commodity futures contract or other instrument. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts

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equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.) Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with short sales include: Leverage Risk, Market Risk and Short Selling Risk.

Sovereign Debt

Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Types of Investments — Foreign Securities.) In addition, there may be no legal recourse against a sovereign debtor in the event of a default.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with sovereign debt include: Credit Risk, Emerging Markets Securities Risk, Foreign Securities Risk, Issuer Risk and Market Risk.

Standby Commitments

See Types of Investments — Municipal Securities above.

Stripped Securities

Stripped securities are the separate income or principal payments of a debt security and evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, (SMBS) also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments — Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with stripped securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, Prepayment and Extension Risk and Stripped Securities Risk

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments and are typically treated by the Funds as debt investments.

Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on the financial institutions balance sheet.

The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will

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subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities which are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.

The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of other holders of other debt issued by the institution.

The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements.

In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.

If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Fund, as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with trust- preferred securities include: Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various agencies or instrumentalities established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies or instrumentalities of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments — Variable- and Floating-Rate Obligations for more information.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Fannie Mae, Freddie Mac, Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. Government, placed the Freddie Mac and Fannie Mae into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

On August 5, 2011, S&P lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA”. Because a Fund may invest in U.S. Government obligations, the value of a Fund’s shares may be adversely affected

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by S&P’s downgrade or any future downgrades of the U.S. Government’s credit rating. While the long-term impact of the downgrade is uncertain. See Appendix A for a description of securities ratings.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with U.S. Government and related obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, Reinvestment Risk and U.S. Government Obligations Risk.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations are debt instruments that provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor (as lender), and the borrower. The interest rates on these notes fluctuate. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants on the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its rights and the rights of the syndicate against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the Fund will invest, however, the Investment Manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The Investment Manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a Fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a Fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse

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changes in economic or market conditions. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that a Fund’s Portfolio Manager believes are attractive arise.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the Investment Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a Fund’s portfolio. Possession of such information may in some instances occur despite the Investment Manager’s efforts to avoid such possession, but in other instances the Investment Manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Investment Manager’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Investment Manager’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Investment Manager may hold other securities issued by borrowers whose floating rate loans may be held in a Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the Fund’s portfolio, convertible debt or common or preferred equity securities.

In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the Investment Manager may owe conflicting fiduciary duties to the Fund and other client accounts. The Investment Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Investment Manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with variable- or floating-rate obligations include: Counterparty Risk, Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with warrants and rights include: Convertible Securities Risk, Credit Risk, Issuer Risk and Market Risk.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will designate liquid assets in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions.

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However, a Fund’s portfolio manager may determine not to complete a transaction if he or she deems it appropriate to close out the transaction prior to its completion. In such cases, a Fund may realize short-term gains or losses.

To Be Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund. See Types of Investments — Mortgage-Backed Securities and -Asset-Backed Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with when-issued, delayed delivery and forward commitment transactions include: Counterparty Risk, Credit Risk and Market Risk.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest that gradually increases over time. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities typically have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk and Zero-Coupon Bonds Risk.

Information Regarding Risks

The following is a summary of risks of investing in the Funds and the risk characteristics associated with the various investment instruments available to the Funds for investment. A Fund’s risk profile is largely defined by the Fund’s primary portfolio holdings and principal investment strategies. However, most Funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a Fund at any time (for a description of principal risks and investment strategies for an individual Fund, please see that Fund’s prospectus):

Active Management Risk. Performance of actively managed Funds will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to a

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Fund’s active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective and/or strategies. A Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. There is a risk that a Fund’s allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Asset-Backed Securities Risk. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, resulting in valuations that are volatile and sensitive to changes in interest rates.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument.

Concentration Risk. To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.

Confidential Information Access Risk. In managing the Fund, the Investment Manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the Fund, or held in the Fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The Investment Manager’s decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the Fund pays for the loans it purchases, or the price at which the Fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the Investment Manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the Investment Manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the Fund’s performance.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in

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value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other fixed-income securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, the Fund will depend on analysis of credit risk more heavily than usual.

Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.

Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund or its adviser, subadviser(s), custodians, transfer agent, Selling Agents and/or other third party service providers may adversely impact the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Funds have established business continuity plans and systems designed to prevent such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may

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expose the Fund to additional risks, including correlation risk (related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), and liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price, each of which may result in significant and unanticipated losses to the Fund. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Commodity-Linked Futures Contracts. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund’s net asset value. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

Derivatives Risk/Commodity-Linked Structured Notes Risk. The use of commodity-linked structured notes is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s investments in commodity-linked structured notes involve substantial risks, including risk of loss of interest and principal, lack of a secondary (i.e. liquid) market, and risk of greater volatility than investments in traditional equity and debt markets.

If payment of interest on a commodity-linked structured note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might receive lower interest payments (or not receive any of the interest due) on its investments if there is a loss of value of the underlying investment. Further, to the extent that the amount of principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive a portion (or any) of the principal at maturity of the investment or upon earlier exchange. At any time, the risk of loss associated with a particular structured note in the Fund’s portfolio may be significantly higher than the value of the note.

A liquid secondary market may not exist for the commodity-linked structured notes held in the Fund’s portfolio, which may make it difficult for the notes to be sold at a price acceptable to the portfolio managers or to accurately value them. Investment in commodity-linked structured notes also subjects the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.

The value of the commodity-linked structured notes may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked structured note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.

Derivatives Risk/Commodity-Linked Swaps Risk. The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Commodity-linked swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that swaps may be difficult to value) and liquidity risk (the risk that it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.

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Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. If a credit event occurs in one of the reference issuers, the protection is paid out through the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or through a cash settlement between the two parties. The reference issuer is then removed from the index. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund’s recovery. Thus, if the counterparty under a CDSX defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s CDSX may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another CDSX or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.

Derivatives Risk/Credit Default Swaps Risk. The use of credit default swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that swaps may be difficult to value) and liquidity risk (the risk that it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur.

Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion

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costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument).

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. Investment in these instruments subjects the Fund to risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involves risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the risk that the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Inflation Rate Swaps Risk. An inflation rate swap is a derivative instrument used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation rate swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). Investments in inflation rate swaps subject the Fund (and, therefore, shareholders) to risks, including hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), and inflation risk (the risk that inflation rates may change drastically as a result of unexpected shifts in the global economy), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund’s investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that swaps may be difficult to value), liquidity risk (the risk that it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Inverse Floaters Risk. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. While inverse floaters tend to provide more income

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than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features that may present greater liquidity risk. Other risks associated with transactions in inverse floaters include interest rate risk (the risk of losses attributable to changes in interest rates), counterparty risk (the risk that the issuer of a security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments when due) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a swap transaction, one party agrees to pay the other party an amount equal to the return, based upon an agreed-upon notional value, of a defined underlying asset or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the return from a different underlying asset or non-asset reference based upon an agreed-upon notional value. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that swaps may be difficult to value) and liquidity risk (the risk that it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Total Return Swaps Risk. The use of total return swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party makes periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that it may be difficult to value) and liquidity risk (the risk that it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Warrants Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights. Investment in these instruments also subject the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), which may result in significant and unanticipated losses to the Fund).

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Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.

Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades. Ownership of Russian securities poses particular risks because ownership records are typically maintained in a decentralized fashion by registrars who may not be subject to effective governmental supervision leading to the possibility that the Fund may lose its ownership rights. In such a case, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities.

Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.

Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in Russia.

Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund’s investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. While the Fund will seek to purchase ELNs only from issuers that it believes to be willing to, and capable of, repurchasing the ELN at a reasonable price, there can be no assurance that the Fund will be able to sell any ELN at such a price or at all. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous. In addition, because ELNs often take the form of unsecured notes of the issuer, the Fund would be subject to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a

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particular benchmark), which subjects the Fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs the shares of which are purchased in reliance on Section 12(d)(1)(F) of the 1940 Act will not be obligated to redeem such shares in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Foreign Currency-Related Tax Risk. As a regulated investment company (RIC), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund may gain exposure to local currency markets through forward currency contracts. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not qualifying income and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a RIC for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. Fluctuations in currency exchange rates may impact the value of foreign securities, without a change in the intrinsic value of those securities. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the relatively less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.

Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies (foreign sub-custodians), as permitted under the Investment Company Act of 1940. Settlement practices for foreign securities may

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differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers’ investment determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not be successful, in whole or in part. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The ability of the Fund to realize its investment objective(s) will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their respective investment objectives. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for a fund. This risk may be particularly important when one investor owns a substantial portion of a fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. In many cases, patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund’s price may be more volatile than a fund that is invested in a more diverse range of companies in different market sectors.

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High-Yield Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates.

These investments have greater price fluctuations and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. These securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.

Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s portfolio managers to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.

Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. IPOs sold within 12 months of purchase may result in increased short-term capital gains.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Securities with floating interest rates are typically less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

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Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of another fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. Short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, common stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of these units have more limited rights to vote on matters affecting the partnership. These units may be subject to cash flow and dilution risks. There are also certain tax risks associated with such an investment. In particular, the Fund’s investment in master limited partnerships can be limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes, and can limit the Fund’s ability to so qualify. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, there are risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

Mid-Cap Company Securities Risk. Securities of mid-capitalization companies (mid-cap companies) can, in certain circumstances, have more risk than securities of larger capitalization companies (larger companies). For example, mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be difficult and result in Fund investment losses. In addition, some mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. To the extent these fees and expenses are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily

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carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk, Market Risk and Interest Rate Risk.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Real Estate-Related Investment Risk. Investment in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other risks, risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, by changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has proposed amendments to money market regulation. These changes may have a significant impact on the operation of money market funds, which may, among other things, reduce yield.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

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Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument, this involves the risk of a potentially unlimited increase in the value of the underlying instrument.

Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt-holders. Sovereign debt risk is increased for emerging market issuers.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

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Technology and Technology-Related Investment Risk. Companies in the technology sector and technology-related sectors are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in these sectors, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. If a Fund concentrates its investments (or, invests a significant portion of its net assets in securities of technology and technology-related companies), the Fund’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Zero-Coupon Bonds Risk. Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and affects the amounts distributed to its shareholders, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.

Borrowings

In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes.

Lending of Portfolio Securities

To generate additional income, a Fund may lend up to 33%, or such lower percentage specified by the Fund or Adviser of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan serves as lending agent (the Lending Agent) to the Funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board. Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral. Collateral may consist of cash, securities issued by the U.S. Government or its agencies or instrumentalities (collectively, “U.S. Government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the Fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. Government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the Fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower.

If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

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Loans are subject to termination by a Fund or a borrower at any time. A Fund may choose to terminate a loan in order to vote in a proxy solicitation if the Fund has knowledge of a material event to be voted on that would affect the Fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a Fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the Fund with respect to the management of such cash collateral. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a Fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any loss incurred by the Funds in connection with the securities lending program.

The Funds currently do not participate in the securities lending program, but the Board may determine to renew participation in the future.

Statement of Additional Information – May 1, 2014	Page 63

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Investment Manager and Subadvisers

Columbia Management Investment Advisers, LLC, located at 225 Franklin Street, Boston, MA 02110, is the investment adviser of the Funds and also serves as the investment adviser and administrator of other funds in the Columbia Funds Family. The Investment Manager is a wholly-owned subsidiary of Ameriprise Financial, which is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial is a holding company, which primarily conducts business through its subsidiaries to provide financial planning, products and services that are designed to be utilized as solutions for clients’ cash and liquidity, asset accumulation, income, protection and estate and wealth transfer needs.

From time to time the Investment Manager may engage its investment advisory affiliates (Participating Affiliates) around the world to provide a variety of services such as, investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. The Investment Manager expects to engage certain of its Threadneedle Investments affiliates to provide such services. These Participating Affiliates will provide services to the Investment Manager either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Investment Manager will bear any and all costs of such agreements. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the SEC and the CFTC in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI may provide such services to the Fund on behalf of the Investment Manager.

Services Provided

Under the Investment Management Services Agreement, the Investment Manager has contracted to furnish each Fund with investment research and advice. For these services, unless otherwise noted, each Fund pays a monthly fee to the Investment Manager based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Investment Manager to the Trust, a Fund and/or its shareholders is limited to situations involving the Investment Manager’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties. Neither the Investment Manager, nor any of its respective directors, officers, partners, principals, employees, or agents shall be liable for any acts or omissions or for any losses suffered by a Fund or its shareholders or creditors.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Investment Manager or by the Board or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from its initial effective date and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Investment Manager or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Investment Manager pays all compensation of the Trustees and officers of the Trust who are employees of the Investment Manager or its affiliates, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds Except to the extent expressly assumed by the Investment Manager and except to the extent required by law to be paid or reimbursed by the Investment Manager, the Investment Manager does not have a duty to pay any Fund operating expense incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders.

The Investment Manager, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Advisory Fee Rates Paid by the Funds

Each Fund, unless otherwise noted, pays the Investment Manager an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund — Annual Fund Operating Expenses in each Fund’s prospectuses. The fee is calculated as a percentage of the average

Statement of Additional Information – May 1, 2014	Page 64

daily net assets of each Fund and is paid monthly. The Investment Manager and/or its affiliates may from time to time waive fees and/or reimburse a Fund’s expenses. See the Funds’ prospectus for more information.

Investment Management Fee Rates. The Investment Manager receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Investment Management Services Agreement Fee Schedule

Fund	Assets Level (figures in billions)	Annual rate at each asset level
VP – AQR Managed Futures Strategy Fund	First $0.5	1.020%
VP – Multi-Strategy Alternatives Fund	$0.5 to $1.0	0.975%
	$1.0 to $3.0	0.950%
	$3.0 to $6.0	0.930%
	Over $6.0	0.900%

VP – Asset Allocation Fund	Assets invested in underlying funds that pay an investment advisory fee to the Investment Manager.	0.000%

	Assets invested in securities (other than third-party advised mutual funds and funds that pay an investment advisory fee to the Investment Manager), including other Columbia Funds that do not pay an investment advisory fee, ETFs, derivatives and individual securities.	0.550%

	Assets invested in non-exchange traded, third party advised mutual funds.	0.100%

VP – Contrarian Core Fund	First $0.5	0.710%
VP – Select Large Cap Growth Fund	$0.5 to $1.0	0.665%
	$1.0 to $1.5	0.620%
	$1.5 to $3.0	0.570%
	$3.0 to $6.0	0.560%
	Over $6.0	0.540%

VP – Core Bond Fund	First $1.0	0.430%
	$1.0 to $2.0	0.420%
	$2.0 to $6.0	0.400%
	$6.0 to $7.5	0.380%
	$7.5 to $9.0	0.365%
	$9.0 to $12.0	0.360%
	$12.0 to $20.0	0.350%
	$20.0 to $24.0	0.340%
	$24.0 to $50.0	0.320%
	Over $50.0	0.300%

VP – GS Commodity Strategy Fund	First $0.5	0.550%
	$0.5 to $1.0	0.505%
	$1.0 to $3.0	0.480%
	$3.0 to $6.0	0.460%
	Over $6.0	0.440%

VP – Pyrford International Equity Fund	First $0.5	0.790%
	$0.5 to $1.0	0.745%
	$1.0 to $1.5	0.700%
	$1.5 to $3.0	0.650%
	$3.0 to $6.0	0.640%
	Over $6.0	0.620%

VP – Small Cap Value Fund	First $0.5	0.790%
VP – Small Company Growth Fund	$0.5 to $1.0	0.745%
	Over $1.0	0.700%

Statement of Additional Information – May 1, 2014	Page 65

Fund	Assets Level (figures in billions)	Annual rate at each asset level
VP – Strategic Income Fund	First $0.5	0.530%
	$0.5 to $1.0	0.525%
	$1.0 to $2.0	0.515%
	$2.0 to $3.0	0.495%
	$3.0 to $6.0	0.480%
	$6.0 to $7.5	0.455%
	$7.5 to $9.0	0.440%
	$9.0 to $10.0	0.431%
	$10.0 to $15.0	0.419%
	$15.0 to $20.0	0.409%
	$20.0 to $24.0	0.393%
	$24.0 to $50.0	0.374%
	Over $50.0	0.353%

VP – Managed Volatility Funds. The Investment Manager has implemented a schedule for the investment advisory fees for the VP – Managed Volatility Funds, whereby the Fund pays (i) 0.00% advisory fee on its assets that are invested in affiliated underlying mutual funds, ETFs and closed-end funds that pay an investment management services fee to the Investment Manager; and (ii) an advisory fee rate according to the following schedule on securities, instruments and other assets not described in category (i) above, including without limitation affiliated mutual funds, ETFs and closed-end funds that do not pay an investment management services fee to the Investment Manager, third party funds, derivatives and individual securities:

VP – MV Conservative Fund	First $0.5	0.660%
VP – MV Conservative Growth Fund	$0.5 to $1.0	0.615%
VP – MV Growth Fund	$1.0 to $1.5	0.570%
	$1.5 to $3.0	0.520%
	$3.0 to $6.0	0.510%
	Over $6.0	0.490%

In no event shall the advisory fee be negative even if the value of one of the categories is a negative amount. Although the fee for each category is calculated separately and there is no negative advisory fee, the Investment Manager currently intends to calculate the advisory fee by reducing (but not below $0) any advisory fee payable on one category by any negative advisory fee in another category. The Investment Manager may change this calculation methodology at any time.

Management Fees Paid. The table below shows the total management fees paid by each Fund for the last three fiscal periods. For amounts waived or reimbursed by the Investment Manager, see Expense Limitations.

Management Fees

	Management Fees
Fund	2013		2012		2011
VP – AQR Managed Futures Strategy Fund	$4,112,327		$2,243,449	(1)	—
VP – Asset Allocation Fund	15,566		28,572		$28,675
VP – Contrarian Core Fund	7,221,642		2,187,418	(1)	—
VP – Core Bond Fund	4,305,920	(3)	—		—
VP – GS Commodity Strategy Fund	2,347,755		249,496	(2)	—
VP – MV Conservative Fund	49,327	(4)	—		—
VP – MV Conservative Growth Fund	136,751	(4)	—		—
VP – MV Growth Fund	703,760	(4)	—		—
VP – Multi-Strategy Alternatives Fund	3,496,587		2,110,334	(1)	—
VP – Pyrford International Equity Fund	3,577,332	(3)	—		—
VP – Select Large Cap Growth Fund	467,648		108,146		40,693
VP – Small Cap Value Fund	2,778,196		2,411,918		2,421,699
VP – Small Company Growth Fund	285,813		296,736		325,705
VP – Strategic Income Fund	5,874,451		5,669,097		3,889,690

(1)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(2)	For the period from October 5, 2012 (commencement of operations) to December 31, 2012.

(3)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

(4)	For the period from April 12, 2013 (commencement of operations) to December 31, 2013.

Statement of Additional Information – May 1, 2014	Page 66

Manager of Managers Exemption

The Funds have received an order from the SEC that permits the Investment Manager, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Subadvisory Agreements

The assets of certain Funds are managed by subadvisers that have been selected by the Investment Manager, subject to the review and approval of the Board. The Investment Manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets in accordance with objectives and investment strategies substantially similar to those of the applicable Fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the Investment Manager does not expect to make frequent changes of subadvisers. Subadvisers affiliated with the Investment Manager must be approved by shareholders.

The Investment Manager allocates the assets of a Fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the Fund are limited to asset management and related recordkeeping services.

The Investment Manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the Fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the Investment Manager or its affiliates.

Subadvisers and Subadvisory Agreement Fee Schedules

Fund	Subadviser(s)	Period of Service	Fee Rate
VP – AQR Managed Futures Strategy Fund	AQR	Since commencement of operations	0.65% on the first $500 million reducing to 0.50% as assets increase
VP – GS Commodity Strategy Fund	GSAM	Since commencement of operations	0.250% on the first $200 million, reducing to 0.200% as assets increase
VP – Pyrford International Equity Fund	Pyrford	Since commencement of operations	0.70% on the first $50 million, reducing to 0.20% as assets increase

The following table shows the subadvisory fees paid by the Investment Manager to subadvisers in the last three fiscal periods or, if shorter, since the Fund’s commencement of operations.

Subadvisory Fees

		Subadvisory Fees Paid
Fund	Subadviser	2013		2012
VP – AQR Managed Futures Strategy Fund	AQR	$2,571,247		$1,436,272	(1)
VP – GS Commodity Strategy Fund	GSAM	1,029,315		113,756	(2)
VP – Multi-Strategy Alternatives Fund*	Eaton Vance	1,794,900	(3)	2,637,034	(1)
VP – Pyrford International Equity Fund	Pyrford	1,426,767	(4)	—

*	Prior to November 18, 2013, the Fund was subadvised by Eaton Vance.

(1)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(2)	For the period from October 5, 2012 (commencement of operations) to December 31, 2012.

(3)	For the period from January 1, 2013 to November 18, 2013.

(4)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

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Additional Information About the Subadvisers.

AQR. AQR is a Delaware limited liability company formed in 1998 and is located at Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interest of AQR. AQR Holdings is a subsidiary of AQR Capital Management Group, L.P. (“AQR LP”) which has no activities other than holding the interests of AQR Holdings. Clifford S. Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership in AQR LP. Affiliated Managers Group, Inc., a publicly traded holding company, holds a minority interest in AQR Holdings.

GSAM. GSAM, which is located at 200 West Street, New York, New York 10282, is a subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. Founded in 1869, The Goldman Sachs Group, Inc. is a financial holding company and a leading global investment banking, securities and investment management firm.

Pyrford. Pyrford, which is located at 95 Wigmore Street, London W1U 1HH England, is a wholly-owned subsidiary of the Bank of Montreal (BMO) Capital Markets Holdings Ltd., a BMO Financial Group company. As part of BMO’s Private Client Group, Pyrford provides wealth management services to clients in North America, Middle East, U.K., Europe and Australia. Pyrford was organized in 1991.

Portfolio Managers. The following table provides information about the portfolio managers of each Fund as of the end of the applicable Fund’s most recent fiscal period, unless otherwise noted. All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans, and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio funds.

		Other Accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*(a)	Approximate Total Net Assets	Performance Based Accounts**
VP – AQR Managed Futures Strategy Fund	AQR:
	Clifford S. Asness, Ph.D., M.B.A.	30 RICs 37 PIVs 55 other accounts	$16.06 billion $10.45 billion $22.62 billion	35 PIVs – $9.87 billion 16 Other Accounts – $6.79 billion	(3)	(10)
	Brian K. Hurst	12 RICs 35 PIVs 22 other accounts	$13.80 billion $21.45 billion $11.70 billion	31 PIVs – $20.09 billion 6 Other Accounts – $3.86 billion
	John M. Liew, Ph.D., M.B.A.	17 RICs 31 PIVs 26 other accounts	$14.29 billion $7.91 billion $12.27 billion	28 PIVs – $6.82 billion 8 Other Accounts – $3.78 billion
	Yao Hua Ooi	12 RICs 27 PIVs 2 other accounts	$13.80 billion $16.32 billion $376.89 million	24 PIVs – $15.02 billion 1 Other Accounts – $91.52 million
	Ari Levine, M.S.	4 RICs 32 PIVs 3 other accounts	$2.54 billion $9.57 billion $1.35 billion	31 PIVs – $9.46 billion 1 Other Accounts – $509.98 million
VP – Asset Allocation Fund	Anwiti Bahuguna, PhD	8 RICs 21 PIVs 16 other accounts	$7.49 billion $1.76 billion $125.21 million	None	(1),(2)	(6)
	Jeffrey Knight, CFA	19 RICs 3 other accounts	$64.21 billion $1.63 million	None
	Melda Mergen, CFA, CAIA	10 RICs 3 other accounts	$14.93 billion $785,911.39	None
	Marie M. Schofield, CFA	6 RICs 1 other account	$6.62 billion $1.5 million	None
	Beth Vanney, CFA	7 RICs 4 other accounts	$6.64 billion $384,115.56	None
VP – Contrarian Core Fund	Guy W. Pope, CFA	9 RICs 4 PIVs 246 other accounts	$9.38 billion $332.27 million $1.53 billion	5 Other Accounts – $717.36 million	(2)	(6)
VP – Core Bond Fund	Carl W. Pappo, CFA	4 RICs 5 PIVs 19 other accounts	$12.12 billion $1.47 billion $2.09 billion	None	(2)	(6)
	Michael Zazzarino	5 RICs 1 PIV 10 other accounts	$13.37 billion $46.26 million $83.90 million	None

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		Other Accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*(a)	Approximate Total Net Assets	Performance Based Accounts**
VP – GS Commodity Strategy Fund	GSAM:
	Sam Finkelstein	61 RICs 359 PIVs 2,322 other accounts	$182.89 billion $143.96 billion $267.57 billion	30 PIVs – $4.88 billion 62 Other Accounts – $22.40 billion	(4)	(11)
	Michael Johnson	4 RICs 29 PIVs 30 other accounts	$1.83 billion $5.30 billion $3.94 billion	11 PIVs – $4.43 billion 1 Other Account – $1.07 billion
	John Calvaruso, CFA	4 RICs 29 PIVs 30 other accounts	$1.83 billion $5.30 billion $3.94 billion	11 PIVs – $4.43 billion 1 Other Account – $1.07 billion
VP – MV Conservative Fund	Todd White	7 RICs 4 PIVs 11 other accounts	$8.93 billion $10.07 million $7.47 million	None	(1),(2)	(6)
	Kent Peterson, Ph.D	8 RICs 4 PIVs 6 other accounts	$8.96 billion $10.07 million $438,612.78	None
	Kent Bergene	10 RICs 14 other accounts	$56.82 billion $2.54 million	None
	Melda Mergen, CFA, CAIA	10 RICs 3 other accounts	$14.96 billion $785,911.39	None
	Jeffrey Knight, CFA	19 RICs 3 other accounts	$64.25 billion $1.63 million	None
	Brian Virginia	9 other accounts(b)	$3.20 million	None
VP – MV Conservative Growth Fund	Todd White	7 RICs 4 PIVs 11 other accounts	$8.74 billion $10.07 million $7.47 million	None	(1),(2)	(6)
	Kent Peterson, Ph.D	8 RICs 4 PIVs 6 other accounts	$8.77 billion $10.07 million $438,612.78	None
	Kent Bergene	10 RICs 14 other accounts	$56.62 billion $2.54 million	None
	Melda Mergen, CFA, CAIA	10 RICs 3 other accounts	$14.77 billion $785,911.39	None
	Jeffrey Knight, CFA	19 RICs 3 other accounts	$64.06 billion $1.63 million	None
	Brian Virginia	9 other accounts(b)	$3.20 million	None
VP – MV Growth Fund	Todd White	7 RICs 4 PIVs 11 other accounts	$7.02 billion $10.07 million $7.47 million	None	(1),(2)	(6)
	Kent Peterson, Ph.D	8 RICs 4 PIVs 6 other accounts	$7.05 billion $10.07 million $438,612.78	None
	Kent Bergene	10 RICs 14 other accounts	$54.90 billion $2.54 million	None
	Melda Mergen, CFA, CAIA	10 RICs 3 other accounts	$13.05 billion $785,911.39	None
	Jeffrey Knight, CFA	19 RICs 3 other accounts	$62.34 billion $1.63 million	None
	Brian Virginia	9 other accounts(b)	$3.20 million	None

Statement of Additional Information – May 1, 2014	Page 69

		Other Accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*(a)	Approximate Total Net Assets	Performance Based Accounts**
VP – Multi-Strategy Alternatives Fund	Todd White	7 RICs 4 PIVs 11 other accounts	$8.66 billion $10.07 million $7.47 million	None	(2)	(6)
	Jeffrey Knight, CFA	19 RICs 3 other accounts	$63.97 billion $1.63 million	None
	Kent Peterson, Ph.D	8 RICs 4 PIVs 6 other accounts	$8.68 billion $10.07 million $438,612.78	None
VP – Pyrford International Equity Fund	Pyrford:
	Bruce Campbell	3 RICs 11 PIVs 41 Other Accounts	$298.00 Million $3.43 Billion $8.00 Billion	None	(5)	(12)
	Tony Cousins	3 RICs 11 PIVs 41 Other Accounts	$298.00 Million $3.43 Billion $8.00 Billion	None
	Paul Simons	3 RICs 11 PIVs 41 Other Accounts	$298.00 Million $3.43 Billion $8.00 Billion	None
	Daniel McDonagh	3 RICs 11 PIVs 41 Other Accounts	$298.00 Million $3.43 Billion $8.00 Billion	None
VP – Select Large Cap Growth Fund	Thomas M. Galvin, CFA	7 RICs 1 PIV 2550 other accounts	$8.64 billion $60.69 million $4.48 billion	None	(2)	(6)
	Richard A. Carter	7 RICs 1 PIV 2550 other accounts	$8.64 billion $60.69 million $4.47 billion	None
	Todd D. Herget	7 RICs 1 PIV 2554 other accounts	$8.64 billion $60.69 million $4.47 billion	None
VP – Small Cap Value Fund	Jeremy H. Javidi, CFA	1 RIC 1 PIV 8 other accounts	$1.46 billion $180.45 million $33.14 million	None	(2)	(6)
	John S. Barrett, CFA	1 RIC 1 PIV 8 other accounts	$1.46 billion $180.45 million $32.70 million	None
VP – Small Company Growth Fund	Rahul Narang	2 RICs 10 other accounts	$1.61 billion $86.09 million	None	(2)	(6)
	Wayne M. Collette, CFA	3 RICs 1 PIV 9 other accounts	$1.80 billion $16.03 million $99.99 million	None
	Lawrence W. Lin, CFA	2 RICs 1 PIV 14 other accounts	$1.61 billion $16.03 million $98.07 million	None
VP – Strategic Income Fund	Colin J. Lundgren, CFA	2 RICs 69 other accounts	$3.44 billion $38.49 million	None	(2)	(6)
	Brian Lavin, CFA	12 RICs 2 PIVs 5 other accounts	$24.63 billion $67.99 million $3.31 million	None
	Zach Pandl	2 RICs 7 other accounts	$3.44 billion $231,170.84	None
	Gene R. Tannuzzo, CFA	3 RICs 74 other accounts	$4.29 billion $1.23 billion	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Account information provided as of December 31, 2013
(b)	The portfolio manager began managing the Fund after its fiscal year end; portfolio manager reporting information is provided as of March 31, 2014.

Statement of Additional Information – May 1, 2014	Page 70

Potential Conflicts of Interest

(1)	Columbia Management: Management of funds-of-funds differs from that of the other Funds. The portfolio management process is set forth generally below and in more detail in the Funds’ prospectus.

Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund’s allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund’s allocation among the underlying funds.

•

Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other Funds.

•	The Investment Manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Investment Manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.

To the extent a fund-of-funds invest in securities and instruments other than other Funds, the portfolio manager is subject to the potential conflicts of interest described in (2) below.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the Investment Management activities of the Investment Manager and its affiliates.

(2)	Columbia Management: Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Investment Manager and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Investment Manager’s Code of Ethics and certain limited exceptions, the Investment Manager’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those Funds and/or accounts. The effects of this potential conflict may be more pronounced where Funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Investment Manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Investment Manager and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Investment Manager are to be made at a current market price, consistent with applicable laws and regulations.

Statement of Additional Information – May 1, 2014	Page 71

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

To the extent a Fund invests in underlying Funds, a portfolio manager will be subject to the potential conflicts of interest described in (1) above.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the Investment Management activities of the Investment Manager and its affiliates.

(3)	AQR Portfolio Manager Conflicts of Interest. Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR, or its affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity (“Proprietary Accounts”). Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts (including Proprietary Accounts) with similar investment strategies. Often, an investment opportunity may be suitable for both the Fund and other accounts, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for portfolios with a similar investment strategy. AQR will not necessarily purchase or sell the same securities at the same time, same direction, or in the same proportionate amounts for all eligible accounts, particularly if different accounts have materially different amounts of capital under management by AQR, different amounts of investable cash available, different strategies, or different risk tolerances. As a result, although AQR manages numerous accounts and/or portfolios with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account.

Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts (including Proprietary Accounts) simultaneously, AQR or the portfolio manager may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. To this end, AQR has adopted policies and procedures that are intended to ensure that investment opportunities are allocated equitably among accounts over time. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts or the Fund may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice. Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Fund.

Statement of Additional Information – May 1, 2014	Page 72

AQR and the Fund’s portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees. Specifically, the entitlement to a performance fee in managing one or more accounts may create an incentive for AQR to take risks in managing assets that it would not otherwise take in the absence of such arrangements. Additionally, since performance fees reward AQR for performance in accounts which are subject to such fees, AQR may have an incentive to favor these accounts over those that have only fixed asset-based fees with respect to areas such as trading opportunities, trade allocation, and allocation of new investment opportunities.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Fund and other accounts and that are designed to ensure that all client accounts are treated fairly and equitably over time.

(4)	GSAM Portfolio Manager Conflicts of Interest. The involvement of the GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to one or more funds for which GSAM is a sub-adviser or adviser or limit such funds’ investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equity and other markets and the securities and issuers in which the certain funds directly and indirectly invest. Thus, it is likely that such funds may have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. GSAM acts as sub-adviser to certain of the funds. The fees earned by GSAM in this capacity are generally based on asset levels, the fees are not directly contingent on the Portfolio performance, and GSAM would still receive significant compensation from the Portfolio even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of the Portfolio’s a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs advised clients or the GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend the Fund or who engage in transactions with or for the Funds.

The funds may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Portfolio’s portfolio investment transactions, in accordance with applicable law.

(5)

Pyrford Portfolio Manager Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or subadvisory basis, separate accounts, and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the

Statement of Additional Information – May 1, 2014	Page 73

accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, they may track the same benchmarks or indexes as the Fund tracks, and they may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager also may manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund.

To address and manage any potential conflicts of interest, Pyrford has adopted compliance policies and procedures to allocate investment opportunities and to attempt to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, cross trading policies, portfolio manager assignment practices, and oversight by investment management, and/or compliance departments. For example, a potential conflict of interest, such as where a portfolio manager could take undue risks to boost lagging performance, would be mitigated through the oversight of the Fund’s investment portfolio by the Investment Chairman and Chief Investment Officer of Pyrford. This oversight also attempts to prevent “style drift” and to maintain consistency between the Fund’s investment portfolio and the prevailing Pyrford investment philosophy.

Structure of Compensation

(6)	Columbia Management: Direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock, or for more senior employees both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified Columbia Mutual funds, in most cases including the mutual funds the portfolio manager manages.

Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.

Annual incentive awards are variable and are based on (1) an evaluation of the employee’s investment performance and (2) the results of a peer and/or management review of the employee, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. Scorecards are used to measure performance of Mutual Funds and other accounts managed by the employee versus benchmarks and peer groups. Performance versus benchmark and peer group is generally weighted for the rolling one, three, and five year periods. One year performance is weighted 10%, three year performance is weighted 60%, and five year performance is weighted 30%. Relative asset size is a key determinant for fund weighting on a scorecard. Typically, weighting would be proportional to actual assets. Consideration may also be given to performance in managing client assets in sectors and industries assigned to the employee as part of his/her investment team responsibilities, where applicable. For leaders who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.

Deferred compensation awards are designed to align participants’ interests with the investors in the mutual funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia mutual funds. Employees have the option of selecting from various Columbia mutual funds for their mutual fund deferral account, however portfolio managers must allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia mutual fund(s) they manage. Mutual fund deferrals vest over multiple years, so they help retain employees.

Exceptions to this general approach to bonuses exist for certain teams and individuals.

Funding for the bonus pool is determined by management and depends on, among other factors, the levels of compensation generally in the investment management industry taking into account investment performance (based on market compensation data) and both Ameriprise Financial and Columbia Management profitability for the year, which is largely determined by assets under management.

Statement of Additional Information – May 1, 2014	Page 74

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

(7)	Columbia Management: The compensation of specified portfolio managers consists of (i) a base salary, (ii) an annual cash bonus, and (iii) long-term incentive awards in the form of Ameriprise Financial stock options and restricted stock. The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which, for portfolio manager Moore, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for Columbia funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Moore includes a long-term incentive awards paid in cash that are based on the performance of Ameriprise Financial over rolling three-year periods.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

(8)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, and (ii) an annual cash bonus. The annual cash bonus is paid from team bonus pools. Funding for two of the bonus pools is based upon a percentage of profits or revenue generated by the institutional portfolios they manage. The portfolio managers may also be paid from a separate bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the one, three and five year performance of the mutual fund(s) in relation to the relevant peer group universe.

Senior management of Columbia Management has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of Columbia Management does not have discretion over the size of the bonus pool related to institutional portfolios.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

(9)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary and (ii) an annual cash bonus. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on fees and performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds.

The percentage of management fees on mutual funds and long-only institutional portfolios that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe.

A fixed percentage of management fees on hedge funds and separately managed accounts that follow a hedge fund mandate fund the bonus pool.

The percentage of performance fees on hedge funds and separately managed accounts that follow a hedge fund mandate that fund the bonus pool is based on the absolute level of each hedge fund’s current year investment return,

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

(10)	AQR Portfolio Manager Compensation. The compensation for each of the portfolio managers who is a principal of AQR is in the form of distributions based on the revenues generated by AQR. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to AQR. Revenue distributions are also a function of assets under management and performance of accounts managed by AQR. There is no direct linkage between performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues.

Statement of Additional Information – May 1, 2014	Page 75

The compensation for the portfolio managers that are not principals of AQR primarily consists of a fixed base salary and a discretionary bonus. Under AQR’s salary administration system, salary increases are granted on a merit basis, and in this regard, salaries are reviewed at least annually under a formal review program. Job performance contributes significantly to the determination of any salary increase; other factors, such as seniority and contributions to AQR are also considered. Discretionary bonuses are determined by the portfolio manager’s individual performance, including efficiency, contributions to AQR and quality of work performed. A portfolio manager’s performance is not based on any specific fund’s or strategy’s performance, but is affected by the overall performance of the firm.

(11)

GSAM Portfolio Manager Compensation. Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his contribution to overall team performance; the performance of the GSAM and its affiliates; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons. The benchmark for VP – GS Commodity Strategy is the Dow Jones-UBS Commodity Index Total ReturnSM.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation — In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

(12)	Pyrford Portfolio Manager Compensation. Compensation for investment professionals consists of basic remuneration, which is benchmarked to the external marketplace to ensure it remains competitive. In addition, a portion of the remuneration paid to investment personnel over and above base salary, is tied to the investment performance of client accounts. The formula for each professional varies according to their level of portfolio responsibility and seniority. Investment professionals may also receive bonuses of restricted share units or other units linked to the performance of BMO or Pyrford.

Bonuses paid to investment professionals include the following additional elements:

•

Restricted Share Units (RSU). These units are linked to the value of the share price of the parent group, BMO Financial Group, and mature three years after they are granted. The units accrue dividends announced by the company and distribution is made in cash based on the final share price.

•

Sustained Growth Award (SGA). These units are linked specifically to the performance of Pyrford, including the profitability and investment performance of the firm as a whole. The units mature three years after they are granted and the final value is determined by the business’ previous three year performance.

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Investment Manager) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by the Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with the Fund.

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Administration Fee Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the table below.

Administrative Services Agreement Fee Schedule

Fund	Assets Level (figures in billions)	Annual rate at each asset level
VP – AQR Managed Futures Strategy Fund; VP – GS Commodity Strategy Fund; VP – Multi-Strategy Alternatives Fund; VP – Pyrford International Equity Fund; VP – Small Cap Value Fund; VP – Small Company Growth Fund	First $0.5	0.080%
	$0.5 to $1.0	0.075%
	$1.0 to $3.0	0.070%
	$3.0 to $12.0	0.060%
	Over $12.0	0.050%
VP – Asset Allocation Fund	All assets	0.020%
VP – Contrarian Core Fund; VP – Select Large Cap Growth Fund	First $0.5	0.060%
	$0.5 to $1.0	0.055%
	$1.0 to $3.0	0.050%
	$3.0 to $12.0	0.040%
	Over $12.0	0.030%
VP – Core Bond Fund; VP – Strategic Income Fund	First $0.5	0.070%
	$0.5 to $1.0	0.065%
	$1.0 to $3.0	0.060%
	$3.0 to $12.0	0.050%
	Over $12.0	0.040%
VP – Managed Volatility Funds. The Investment Manager has implemented a schedule for the administrative services fees for the VP – Managed Volatility Funds, whereby the Fund pays (i) 0.020% administrative services fee on its assets that are invested in affiliated underlying mutual funds, ETFs and closed-end funds that pay an investment management fee to the Administrator or its affiliate; and (ii) an administrative services fee rate according to the following schedule on securities, instruments and other assets not described in category (i) above, including without limitation affiliated mutual funds, ETFs and closed-end funds that do not pay an investment management fee to the Administrator or its affiliates, third party funds, derivatives and individual securities:

VP – MV Conservative Fund	First $0.5	0.060%
VP – MV Conservative Growth Fund	$0.5 to $1.0	0.055%
VP – MV Growth Fund	$1.0 to $3.0	0.050%
	$3.0 to $12.0	0.040%
	Over $12.0	0.030%

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below.

Administration Fees

	Administration Fees
Fund	2013		2012		2011
VP – AQR Managed Futures Strategy Fund	$322,536		$175,957	(1)	—
VP – Asset Allocation Fund	19,172		20,153		$22,376
VP – Contrarian Core Fund	601,339		184,791	(1)	—
VP – Core Bond Fund	652,482	(3)	—		—
VP – GS Commodity Strategy Fund	342,222		36,290	(2)	—
VP – MV Conservative Fund	7,931	(4)	—		—
VP – MV Conservative Growth Fund	22,150	(4)	—		—
VP – MV Growth Fund	114,767	(4)	—		—
VP – Multi-Strategy Alternatives Fund	274,242		165,516	(1)	—
VP – Pyrford International Equity Fund	361,538	(3)	—		—
VP – Select Large Cap Growth Fund	39,519		9,139		5,068

Statement of Additional Information – May 1, 2014	Page 77

	Administration Fees
Fund	2013	2012	2011
VP – Small Cap Value Fund	$281,339	$244,246	$157,695
VP – Small Company Growth Fund	$28,943	$30,049	$50,389
VP – Strategic Income Fund	$744,832	$721,091	$479,022

(1)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(2)	For the period from October 5, 2012 (commencement of operations) to December 31, 2012.

(3)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

(4)	For the period from April 12, 2013 (commencement of operations) to December 31, 2013.

The Distributor

Columbia Management Investment Distributors, Inc. (the Distributor), a subsidiary of Ameriprise Financial and an affiliate of the Investment Manager, serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: 225 Franklin Street, Boston, MA 02110.

Distribution Obligations

The Trustees have approved a Distribution Plan and Agreement (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class 2 shares of the Funds. Under the Plan, the Funds pay the Distributor a monthly distribution fee at the aggregate annual rate of up to 0.25% of each Fund’s Class 2 share average daily net assets. Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent, or their designated agents.

Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. See Investment Management and Other Services — Distribution and Servicing Plans for more information about the share classes for which the Trust has adopted a Distribution Plan.

See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Investment Manager and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Distribution and Servicing Plans

The Trust has adopted distribution and/or shareholder servicing plans for certain share classes. See the cover of this SAI for the share classes offered by the Funds.

The table below shows the annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges.

	Distribution Fee	Service Fee	Combined Total
Class 1	None	None	None
Class 2	Up to 0.25%	0.00%	Up to 0.25%

Statement of Additional Information – May 1, 2014	Page 78

Fees Paid.

For its most recent fiscal period, each Fund paid distribution fees as shown in the following table.

Distribution Fees

Fund	Class 2
Fiscal Year Ended December 31, 2013
VP – AQR Managed Futures Strategy Fund	$4,641
VP – Asset Allocation Fund	44,721
VP – Contrarian Core Fund	6,317
VP – Core Bond Fund	1,316	(1)
VP – GS Commodity Strategy Fund	1,250
VP – MV Conservative Fund	61,767	(2)
VP – MV Conservative Growth Fund	173,270	(2)
VP – MV Growth Fund	901,932	(2)
VP – Multi-Strategy Alternatives Fund	4,015
VP – Pyrford International Equity Fund	675	(1)
VP – Select Large Cap Growth Fund	9,018
VP – Small Cap Value Fund	843,750
VP – Small Company Growth Fund	1,423
VP – Strategic Income Fund	95,990

(1)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

(2)	For the period from April 12, 2013 (commencement of operations) to December 31, 2013.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective September 7, 2010, the Funds pay the Transfer Agent a transfer agency fee at an annual rate of 0.06% of average net assets, payable monthly and, prior to September 7, 2010, paid the Transfer Agent an annual transfer agency fee of $22.36 per account, payable monthly. The VP – Managed Volatility Funds do not pay a direct fee for transfer agency services on the portion of assets invested in underlying funds that pay a fee for transfer agency services, however the transfer agent will earn a fee equal to 0.06% of the average daily net assets of the VP – Managed Volatility Funds invested in securities (other than underlying mutual funds that pay a transfer agency fee), including other funds that don’t pay a fee for transfer agency services, ETFs, derivatives and individual securities. In addition, prior to September 7, 2010, the Funds reimbursed the Transfer Agent for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

The Funds’ securities and cash are held pursuant to a custodian agreement with JPMorgan, 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. JPMorgan is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each Fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

Statement of Additional Information – May 1, 2014	Page 79

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the Fund’s custodian agreement.

Pricing and Bookkeeping Services

Prior to July 11, 2011, State Street provided certain pricing and bookkeeping services to the Funds. The Administrator was responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provided financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provided accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year did not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund also reimbursed State Street for certain out-of-pocket expenses and charges. The State Street Agreements were terminated, with respect to the Funds, by July 11, 2011.

From December 15, 2006 through May 1, 2010, the Trust was party to a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Previous Adviser. Under the Services Agreement, the Previous Adviser provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by the Previous Adviser in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed the Previous Adviser for accounting oversight services and services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. Effective May 1, 2010, the services previously provided by the Previous Adviser under the Services Agreement began to be provided by the Administrator under the Administrative Services Agreement, and the Services Agreement was terminated.

Pricing and Bookkeeping Fees Paid by the Funds

The Investment Manager, the Previous Adviser and State Street received fees from the Funds for their services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street, the Investment Manager and the Previous Adviser for the three most recently completed fiscal years, except as otherwise indicated.

Pricing and Bookkeeping Fees

	Pricing and Bookkeeping Fees
Fund*	2013	2012	2011
VP – Asset Allocation Fund	—	—	$11,862
VP – Select Large Cap Growth Fund	—	—	20,454
VP – Small Cap Value Fund	—	—	51,588
VP – Small Company Growth Fund	—	—	24,425
VP – Strategic Income Fund	—	—	20,873

*	VP – AQR Managed Futures Strategy Fund, VP – Contrarian Core Fund, VP – Core Bond Fund, VP – GS Commodity Strategy Fund, VP – MV Conservative Fund, VP – MV Conservative Growth Fund, VP – MV Growth Fund, VP – Multi-Strategy Fund, and VP – Pyrford International Equity Fund commenced operations subsequent to 2011, and as a result, did not incur Pricing and Bookkeeping Fees.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 225 South Sixth Street, Minneapolis, MN 55402, is the Funds’ independent registered public accounting firm. The financial statements contained in each Fund’s annual report were audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for their respective fiscal year ends.

The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or

Statement of Additional Information – May 1, 2014	Page 80

semiannual reports to shareholders are incorporated by reference herein. The audited financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Ropes & Gray LLP serves as legal counsel to the Trust. Its address is Prudential Tower, 800 Boylston St., Boston, Massachusetts 02199. Vedder Price P.C. serves as co-counsel. Its address is 1401 I Street N.W., Suite 1100, Washington, DC 20005.

Expense Limitations

The Investment Manager and certain of its affiliates have agreed to waive fees and/or reimburse certain expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses (for Funds other than the VP – Managed Volatility Funds), and extraordinary expenses) so that certain Funds’ net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed specified rates for specified time periods, as described in a Fund’s prospectus.

The tables below show the expenses reimbursed and fees waived by Investment Manager and its affiliates for the last three fiscal periods. The table is organized by fiscal year end.

Expenses Reimbursed

	Amounts Reimbursed
Fund	2013		2012		2011
VP – AQR Managed Futures Strategy Fund	$660,639		$249,316	(1)	—
VP – Asset Allocation Fund	43,155		84,550		$136,223
VP – Contrarian Core Fund	541,457		424,036	(1)	—
VP – Core Bond Fund	14	(3)	—		—
VP – GS Commodity Strategy Fund	—		—	(2)	—
VP – MV Conservative Fund	58,480	(4)	—		—
VP – MV Conservative Growth Fund	26,651	(4)	—		—
VP – MV Growth Fund	64,986	(4)	—		—
VP – Multi-Strategy Alternatives Fund	257,997		—	(1)	—
VP – Pyrford International Equity Fund	—	(3)	—		—
VP – Select Large Cap Growth Fund	90,137		78,049		95,899
VP – Small Cap Value Fund	349,667		361,093		229,695
VP – Small Company Growth Fund	62,095		51,619		109,564
VP – Strategic Income Fund	—		314,452		741,266

(1)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(2)	For the period from October 5, 2012 (commencement of operations) to December 31, 2012.

(3)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

(4)	For the period from April 12, 2013 (commencement of operations) to December 31, 2013.

Fees Waived

If a Fund is not shown, there were no fees waived for the relevant fiscal periods.

	Amounts Waived
Fund	2013	2012	2011
VP – Asset Allocation Fund	—	—	$175,679
VP – Small Cap Value Fund	$337,500	$282,925	278,271

Statement of Additional Information – May 1, 2014	Page 81

Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Management and Other Services section of this SAI, and in the More Information About the Fund — Primary Service Providers section of each Fund’s prospectus, the Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Investment Manager and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Investment Manager and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware.

These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Investment Manager’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Investment Manager’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Investment Manager’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

The Board monitors events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of variable annuity contracts or variable life insurance policies, or participants in Qualified Plans. The Trust currently does not foresee any disadvantages to the owners of variable annuity contracts or variable life insurance policies or participants in Qualified Plans arising from the fact that certain interests of owners may differ.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, broker-dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Investment Manager and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Investment Manager and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Investment Manager and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Investment Manager or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Investment Manager, on behalf of other funds or accounts may be contrary to a position taken on

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behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Investment Manager, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Investment Manager has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Investment Manager and other affiliates of Ameriprise Financial. For more information, see Investment Management and Other Services — The Investment Manager and Subadvisers — Portfolio Managers — Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Investment Manager, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Investment Manager or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Management and Other Services — The Investment Manager and Subadvisers — Portfolio Managers — Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Investment Manager may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker-dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise

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Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Investment Manager endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Investment Manager’s proxy voting decisions with respect to a Fund’s portfolio securities may or may not benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Investment Manager has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Investment and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Funds’ proxy voting policies and procedures, see Investment Management and Other Services — Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Investment Manager and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Management and Other Services — Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, certain securities may be subject to ownership limitations due to regulatory limits on investments in certain industries (such as, for example, banking and insurance) and markets (such as emerging or international markets), or certain transactions (such as those involving certain derivatives or other instruments) or mechanisms imposed by certain issuers (such as, among others, poison pills). Certain of these restrictions may impose limits on the aggregate amount of investments that may be made by affiliated investors in the aggregate or in individual issuers. In these circumstances, the Investment Manager may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Investment Manager has policies and procedures in place designed to monitor and interpret these limits. Nonetheless, given the complexity of these limits, the Investment Manager and/or its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. In addition, aggregate ownership limitations could cause performance dispersion among funds and accounts managed by the Investment Manager with similar investment objectives and strategies and portfolio management teams. For example, if further purchases in an issuer are restricted due to regulatory or other reasons, a portfolio manager would not be able to acquire securities or other assets of an issuer for a new Fund that may already be held by other funds and accounts with the same/similar investment objectives and strategies that are managed by the same portfolio management team. The Investment Manager may also choose to limit purchases in an issuer to a certain threshold for risk management purposes. If the holdings of the Investment Manager’s affiliates are included in that limitation, a Fund may be more limited in its ability to purchase a particular security or other asset than if the holdings of the Investment Manager’s affiliates had been excluded from the calculation. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could

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happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. In any of these scenarios, a Fund’s inability to participate (or participate further) in a particular investment, despite a portfolio manager’s desire to so participate, may negatively impact Fund performance. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments — Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Investment Manager of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Investment Manager.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Investment Manager, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Investment Manager and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices — Additional Selling and/or Servicing Agent Payments for more information.

Codes of Ethics

The Funds, the Investment Manager, the subadvisers and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures

General. The Funds have delegated to the Investment Manager the responsibility to vote proxies relating to portfolio securities held by the Funds, including Funds managed by subadvisers. In deciding to delegate this responsibility to the Investment Manager, the Board reviewed the policies adopted by the Investment Manager or summaries of such policies. These included the procedures that the Investment Manager follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Investment Manager and its affiliates.

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The Investment Manager’s policy is to vote all proxies for Fund securities in a manner considered by the Investment Manager to be in the best economic interests of its clients, including the Funds, without regard to any benefit or detriment to the Investment Manager, its employees or its affiliates. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as the Investment Manager determines in its discretion. The Investment Manager endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances the Investment Manager may refrain from voting securities. For instance, the Investment Manager may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected benefits of voting and typically will not vote securities if voting would impose trading restrictions. In addition, the Funds will generally refrain from recalling portfolio securities on loan to vote proxies based upon a determination that the costs and lost revenue to the Funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While in general, neither the Funds nor the Investment Manager assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise in which the Funds or the Investment Manager requests that loaned securities be recalled in order to vote a proxy. However, the Board has established a guideline to direct the Investment Manager to endeavor to recall loaned securities if (i) a proposal relating to a merger or acquisition, a material restructuring, a proxy contest or a shareholder rights plan is expected to be on the ballot or (ii) the prior year’s evaluation of the issuer’s pay-for-performance practices has raised concerns, based on the determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the Funds or any potential adverse administrative effects to the Funds of not recalling such securities.

Oversight. The operation of the Investment Manager’s proxy voting policy and procedures is overseen by a committee (the “Proxy Voting Committee”) composed of representatives of the Investment Manager’s equity investments, equity research, compliance, legal and operations functions. The Proxy Voting Committee has the responsibility to review, at least annually, the Investment Manager’s proxy voting policies to ensure consistency with internal policies, regulatory requirements, conflicts of interest and client disclosures.

The Proxy Voting Committee also develops predetermined voting guidelines used to vote securities. The voting guidelines indicate whether to vote for, against or abstain from particular proposals, or whether the matter should be considered on a case-by-case basis. The Proxy Voting Committee may determine to vote differently from the guidelines on particular proposals in the event it determines that doing so is in the clients’ best economic interests. The Investment Manager may also consider the voting recommendations of analysts, portfolio managers and information obtained from outside resources, including one or more third-party research providers. When proposals are not covered by the voting guidelines or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients’ best economic interests. In addition, the Proxy Voting Committee may determine proxy votes when proposals require special consideration.

Addressing Conflicts of Interest. The Investment Manager seeks to address potential material conflicts of interest by having predetermined voting guidelines. In addition, if the Investment Manager determines that a material conflict of interest exists, the Investment Manager will invoke one or more of the following conflict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); and (iii) in unusual cases, with the client’s consent and upon ample notice, forwarding the proxies to the Investment Manager’s clients so that they may vote the proxies directly. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

Voting Proxies of Affiliated Underlying Funds. Certain Funds may invest in shares of other Columbia Funds (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. If such Funds are in a master-feeder structure, the feeder Fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s shares and vote such proxies in accordance with such instructions or vote the shares held by it in the same proportion as the vote of all other master fund shareholders. With respect to Funds that hold shares of underlying funds other than in a master-feeder structure, the holding Funds will vote proxies of underlying funds in the same proportion as the vote of all other holders of the underlying fund’s shares, unless the Board otherwise instructs.

Proxy Voting Agents. The Investment Manager has retained Institutional Shareholder Services Inc., a third-party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. The Investment Manager has retained both Institutional Shareholder Services Inc. and Glass-Lewis & Co. to provide proxy research services.

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Additional Information. Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiamanagement.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Investment Manager’s voting guidelines in effect on the date of this SAI, see Appendix C to this SAI.

Organization and Management of Wholly-Owned Subsidiaries

Each of VP – AQR Managed Futures Strategy Fund, VP – GS Commodity Strategy Fund, and VP – Multi-Strategy Alternatives Fund (for purposes of this section, referred to collectively as the “Fund”) may invest up to 25% of its total assets in one or more wholly-owned subsidiaries (referred to herein collectively as the “Subsidiary”) organized under the laws of the Cayman Islands, which will gain exposure to the commodities markets. The Subsidiary’s commodity-linked investments (including commodity-linked futures contracts, structured notes, swaps and options), swaps and other investments are expected to produce leveraged exposure to the performance of the commodities markets. The Subsidiary also invests in investment-grade fixed income and other securities that may serve as collateral for its commodity-linked positions and may hold cash or cash equivalents, and may invest directly in commodities.

The Subsidiary is overseen by its own board of directors and is not registered under the 1940 Act. The Fund, as the sole shareholder of the Subsidiary, does not have all of the protections offered by the 1940 Act to shareholders of investment companies registered under the 1940 Act. However, the Subsidiary is wholly-owned and controlled by the Fund and the Fund’s Board of Trustees oversees the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Investment Manager and the Fund’s subadvisers are responsible for the Subsidiary’s day-to-day business pursuant to their separate agreements with, or in respect of, the Subsidiary. The following individuals serve as Directors of the Subsidiary:

Name, address, year of birth	Position held with Subsidiary and length of service	Principal occupation during past five years
Anthony P. Haugen 807 Ameriprise Financial Center Minneapolis, MN 55474-2405 1964	Director since 2013	Vice President Finance, Ameriprise Financial, Inc. since June 2004
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474-2405 1965	Director since 2013	See Fund Governance — The Officers
Paul D. Pearson 5228 Ameriprise Financial Center Minneapolis, MN 55474-2405 1956	Director since 2013	See Fund Governance — The Officers

The Subsidiary has entered into separate contracts for the provision of advisory, administrative and custody services with the same service providers who provide those services to the Fund. Each Subsidiary will bear the fees and expenses incurred in connection with the services it receives pursuant to those agreements.

The financial information of the Subsidiary will be consolidated into the Fund’s financial statements, as contained within the Fund’s annual and semiannual reports provided to shareholders.

As described below under TAXATION — Qualification as a Regulated Investment Company, in order to qualify for the special tax treatment accorded to RICs under the Code, the Fund must satisfy a 90% gross income requirement and an asset diversification requirement. These requirements are not applicable to the Subsidiary. The Subsidiary will take steps to ensure that income recognized by the Fund in respect of the Subsidiary will be qualifying income for purposes of the 90% gross income requirement. For purposes of the asset diversification requirement, the Fund will limit its investment in the Subsidiary in the aggregate to 25% or less of the Fund’s total assets as of the end of every quarter of its taxable year; the asset diversification requirement applies to the Fund’s interest in the Subsidiary but not to the Subsidiary’s investments.

Changes in U.S. laws and/or the laws of the Cayman Islands could prevent the Fund and/or the Subsidiary from operating as described in the Fund’s prospectus and this SAI, and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

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By investing in one or more wholly owned subsidiaries organized under the laws of the Cayman Islands (Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is subject to the same principal risk that the Fund is subject to (which are described in the applicable Fund’s prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted, is not subject to the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In managing the Subsidiary’s investment portfolio, the Investment Manager will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable prospectus and this SAI and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

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FUND GOVERNANCE

The Board of Trustees

Leadership Structure and Risk Oversight

The Board oversees the Trust and the Funds. The Trustees are responsible for overseeing the management and operations of the Trust. The Board consists of eleven Trustees who have varied experience and skills. Ten of the Trustees, including the Chairman of the Board, are Independent Trustees. The remaining Trustee, Mr. William F. Truscott, is an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his service as chairman of the board and president of the Investment Manager and director and chief executive officer of the Distributor. With respect to Mr. Truscott, the Trustees have concluded that having a senior officer of the Investment Manager serve as a Trustee benefits Fund shareholders by facilitating communication between the Independent Trustees and the senior management of the Investment Manager, and by assisting efforts to align the interests of the Investment Manager more closely with those of Fund shareholders. Further information about the backgrounds and qualifications of the Trustees can be found in the section Trustee Biographical Information and Qualifications. The Board has several standing committees, which are an integral part of each Fund’s overall governance and risk oversight structure. The committees include the Audit Committee, the Governance Committee, the Advisory Fees & Expenses Committee, the Compliance Committee, the Investment Oversight Committees and the Product and Distribution Committee. All of the members of each of the committees are Independent Trustees. The roles of each committee are more fully described in the section Standing Committees below.

The Funds have retained the Investment Manager as the Funds’ investment adviser and administrator. The Investment Manager provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board provides oversight of the services provided by the Investment Manager, including risk management services. In addition, each committee of the Board provides oversight of the Investment Manager’s risk management services with respect to the particular activities within the committee’s purview. In the course of providing oversight, the Board and the committees receive a wide range of reports with respect to the Funds’ activities, including reports regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant committees meet periodically with officers of the Funds and the Investment Manager and with representatives of various of the Funds’ service providers. The Board and certain committees also meet periodically with the Funds’ Chief Compliance Officer to receive reports regarding the compliance of the Funds and the Investment Manager with the federal securities laws and their internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks.

The Board reviews its leadership structure periodically and believes that its structure is appropriate, in light of the size of the Trust and the nature of its business, to enable the Board to exercise its oversight of the Funds and the other investment companies overseen by the Trustees. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Investment Manager in setting agendas and conducting meetings. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing, among other things, smaller groups of Trustees to bring increased focus to matters within the purview of each committee.

Standing Committees

Ms. Lukitsh and Messrs. Hacker, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee. The Advisory Fees & Expenses Committee’s functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the Independent Trustees and as to any other contracts that may be referred to the Advisory Fees & Expenses Committee by the Board.

Ms. Verville and Messrs. Hacker, Moffett and Simpson are members of the Audit Committee. The Audit Committee’s functions include making recommendations to the Board regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relating to accounting and auditing practices and procedures, accounting records and the internal accounting controls of the Funds and certain service providers.

Mses. Kelly and Verville and Messrs. Moffett and Nelson are members of the Compliance Committee. The Compliance Committee’s functions include, among other things, monitoring, supervising and assessing the performance of the Funds’ Chief Compliance Officer and reviewing his compensation, reviewing periodically and recommending changes to the codes of ethics and compliance policies of the Funds and its service providers, and reviewing each Fund’s portfolio execution.

Mses. Kelly and Lukitsh and Messrs. Mayer and Neuhauser are members of the Product and Distribution Committee. The Product and Distribution Committee’s functions include, among other things, reviewing such matters relating to the

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marketing of the Funds and the distribution of the Fund’s shares, including matters relating to the design and positioning of funds, marketing and distribution strategies for the Funds and the effectiveness and competitiveness of such strategies, as the Committee may deem appropriate.

Messrs. Drake, Hacker, Mayer and Simpson are members of the Governance Committee. The Governance Committee’s functions include recommending to the Board nominees for Independent Trustee positions and for appointments to various committees, overseeing the Board’s periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board governance and other policies and practices to be followed in carrying out the Trustees’ duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Independent Trustees.

The Governance Committee will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in a Fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Governance Committee in care of the Fund at 225 Franklin Street, Boston, MA 02110. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to serve as an Independent Trustee, if applicable.

Each Independent Trustee also serves on an Investment Oversight Committee (IOC). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia Funds overseen by the Board and gives particular consideration to such matters as each Fund’s adherence to its investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year, as the applicable IOC did for each Fund’s most recently completed fiscal year. The members of the respective IOCs are as follows:

IOC #1: Ms. Verville and Messrs. Drake and Neuhauser are responsible for reviewing funds in the following asset categories: Global Stock, International Stock, Large Growth, Income and Specialty, Fixed Income — High Yield, Core and Municipal.

IOC #2: Messrs. Mayer and Nelson and Mses. Kelly and Lukitsh are responsible for reviewing funds in the following asset categories: Asset Allocation, Large Blend Value, Small Value and Specialty; Fixed Income — International Bond, Multi-Sector and Municipal.

IOC #3: Messrs. Hacker, Moffett and Simpson are responsible for reviewing funds in the following asset categories: Asset Allocation, Mid Growth, Money Market, Small Blend, Small Growth, Specialty; Fixed Income — Core, Municipal and Short Duration.

The table below shows the number of times each committee met during the most recent fiscal year.

Fiscal Period	Audit Committee	Governance Committee	Advisory Fees & Expenses Committee	Compliance Committee	Investment Oversight Committee	Product & Distribution Committee
Fiscal year ending December 31 (All funds)	5	5	5	4	4	5

Trustee Biographical Information and Qualifications

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee should so serve. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Fund, were a significant factor in the determination that, in light of the business and structure of the Trust, the individual should serve as a Trustee. Following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve as a Trustee:

Rodman L. Drake — Mr. Drake has significant experience serving as a CEO and on boards of directors for public companies, including investment companies. This experience includes holding such positions with the various boards as chairman, lead

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independent director, and chairman of the nominating, compensation and audit committees. Mr. Drake is Co-Founder of Baringo Capital LLC, and was previously the CEO of a hybrid REIT, president of a private equity firm and the CEO of a leading management consulting firm.

Douglas A. Hacker — Mr. Hacker has extensive executive experience, having served in various executive roles with United Airlines and more recently as an independent business executive. Mr. Hacker also has experience on other boards of directors. As former chief financial officer of United Airlines, Mr. Hacker has significant experience in accounting and financial management, including in a public company setting.

Janet Langford Kelly — Ms. Kelly is Senior Vice President, General Counsel and Corporate Secretary for ConocoPhillips. Prior to joining ConocoPhillips Ms. Kelly held senior legal and leadership roles in other large corporations and law firms, including as a partner at the law firms Sidley & Austin and at Zelle, Hoffman, Voelbel, Mason and Gette. Ms. Kelly has previously served on the board of directors for a public company and various industry groups and non-profit organizations.

Nancy T. Lukitsh — Ms. Lukitsh has extensive executive experience in the financial services industries, particularly with respect to the marketing of investment products, having served as Senior Vice President, Partner and Director of Marketing for Wellington Management Company, LLP. Ms. Lukitsh has previously served as Chair of Wellington Management Portfolios (commingled investment pools designed for non-U.S. institutional investors) and as a director of other Wellington affiliates. In addition, she has previously served on the boards of directors of various non-profit organizations. She is also a Chartered Financial Analyst.

William E. Mayer — Mr. Mayer has significant executive and board experience with financial services and investment companies. Mr. Mayer, currently a partner at a private equity firm, also has significant executive experience and experience working in finance. Previously, Mr. Mayer was a professor and Dean of the College of Business and Management at the University of Maryland and was President and CEO of The First Boston Corporation.

David M. Moffett — Mr. Moffett has extensive executive and board of director experience, including serving on audit committees for public companies. Mr. Moffett was selected as CEO when the Federal Home Loan Mortgage Corporation was placed under conservatorship in 2008, and served as a consultant to its interim chief executive officer and the board of directors until 2009. Formerly, Mr. Moffett was the CFO of a large U.S. bank holding company where his responsibilities included trust and wealth management.

Charles R. Nelson — Dr. Nelson is an experienced investment company trustee, having served on the Board, and the boards of predecessor funds, since 1981. He served as Professor of Economics at the University of Washington from 1976 to 2011, he has written several books, authored numerous articles in economics and finance, and served on editorial boards of professional journals. He is a Fellow of the Econometric Society and his contributions were the subject of a conference at the Federal Reserve Bank of Atlanta in 2006. Additionally, he is an experienced consultant on economic and statistical matters.

John J. Neuhauser — Dr. Neuhauser is an experienced investment company trustee, having served on the Board since 1985 and on the boards of other investment companies. In addition to his board experience, Dr. Neuhauser has extensive executive experience. He is currently the President of Saint Michael’s College and has served in a variety of other leadership roles in higher education.

Patrick J. Simpson — Mr. Simpson is a partner in the Portland, Oregon office of Perkins Coie LLP, an international law firm. Mr. Simpson’s practice includes such relevant areas as corporate governance, corporate finance and securities law compliance.

Anne-Lee Verville — Ms. Verville has significant executive experience. Prior to her retirement in 1997, she held various leadership and executive roles with IBM Corporation. Ms. Verville has previously served on the board of directors for a public company and non-profit organizations.

William F. Truscott — Mr. Truscott has significant executive and board experience with financial services and investment companies. Mr. Truscott has served on the Board of Trustees of certain Columbia funds since 2001. He has served as chairman of the board of the Investment Manager since May 2010 and since February 2012 has served as its president. From 2001 to April 2010, Mr. Truscott served as the president, chairman of the board and chief investment officer of the Investment Manager. He has served as director of the Distributor since May 2010 and since February 2012 has served as its chief executive officer. From 2008 to April 2010, Mr. Truscott served as chairman of the board and chief executive officer of the Distributor.

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The following table provides additional biographical information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) during the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Rodman L. Drake (Born 1943) Trustee and Chairman of the Board	1994	Independent consultant since 2010; Co-Founder of Baringo Capital LLC (private equity) from 1997 to 2008; Chairman of Crystal River Capital, Inc. (real estate investment trust) from 2003 to 2010; and CEO from 2008 to 2010	54	Jackson Hewitt Tax Service Inc. (tax preparation services) from 2004 to 2011; Student Loan Corporation (student loan provider) from 2005 to 2010; Celgene Corporation (global biotechnology company); The Helios Funds and Brookfield Funds (closed-end funds); Chimerix, Inc. (biopharmaceutical company) since August 1, 2013; Crystal River Capital, Inc. from 2005 to 2010; Parsons Brinckerhoff from 1995 to 2008; and Apex Silver Mines Ltd. from 2007 to 2009
Douglas A. Hacker (Born 1955) Trustee	1996	Independent business executive since May 2006; Executive Vice President – Strategy of United Airlines from December 2002 to May 2006; President of UAL Loyalty Services (airline marketing company) from September 2001 to December 2002; Executive Vice President and Chief Financial Officer of United Airlines from July 1999 to September 2001	54	Spartan Stores, Inc. (food distributor); Nash Finch Company (food distributor) from 2005 to 2013; Aircastle Limited (aircraft leasing); and SeaCube Container Leasing Ltd. (container leasing) from 2010 to 2013
Janet Langford Kelly (Born 1957) Trustee	1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (integrated energy company) since September 2007; Deputy General Counsel – Corporate Legal Services, ConocoPhillips from August 2006 to August 2007; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March 2005 to July 2006; Adjunct Professor of Law, Northwestern University from September 2004 to June 2006; Director, UAL Corporation (airline) from February 2006 to July 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to March 2004	54	None

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) during the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Nancy T. Lukitsh (Born 1956) Trustee	2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser) from 1997 to 2010; Chair, Wellington Management Investment Portfolios (commingled non-U.S. investment pools) from 2007 to 2010; Director, Wellington Trust Company, NA and other Wellington affiliates from 1997 to 2010	54	None
William E. Mayer (Born 1940) Trustee	1994	Partner, Park Avenue Equity Partners (private equity) since February 1999; Dean and Professor, College of Business and Management, University of Maryland from 1992 to 1996	54	DynaVox Inc. (speech creation); Lee Enterprises (print media); WR Hambrecht + Co. (financial service provider) from 2000 to 2012; BlackRock Kelso Capital Corporation (investment company); Premier, Inc. (healthcare)
David M. Moffett (Born 1952) Trustee	2011	Retired. Chief Executive Officer, Federal Home Loan Mortgage Corporation, from 2008 to 2009; Senior Adviser, Global Financial Services Group, Carlyle Group, Inc., from 2007 to 2008; Vice Chairman and Chief Financial Officer, U.S. Bancorp, from 1993 to 2007	54	CIT Group Inc. (commercial and consumer finance); eBay Inc. (online trading community); MBIA Inc. (financial service provider); E.W. Scripps Co. (print and television media); Building Materials Holding Corp. (building materials and construction services); Genworth Financial, Inc. (financial and insurance products and services); and University of Oklahoma Foundation
Charles R. Nelson (Born 1942) Trustee	1981	Retired. Professor Emeritus, University of Washington since 2011; Professor of Economics, University of Washington from 1976 to 2011; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington from 1993 to 2011; Adjunct Professor of Statistics, University of Washington from 1980 to 2011; Associate Editor, Journal of Money, Credit and Banking from September 1993 to 2008; consultant on econometric and statistical matters	54	None
John J. Neuhauser (Born 1943) Trustee	1984	President, Saint Michael’s College since August 2007; Director or Trustee of several non-profit organizations, including Fletcher Allen Health Care, Inc.; Academic Vice President and Dean of Faculties, Boston College from August 1999 to October 2005; University Professor, Boston College from November 2005 to August 2007	54	Liberty All-Star Equity Fund and Liberty All-Star Growth Fund (closed-end funds)

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) during the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Patrick J. Simpson (Born 1944) Trustee	2000	Partner, Perkins Coie LLP (law firm)	54	None
Anne-Lee Verville (Born 1945) Trustee	1998	Retired. General Manager, Global Education Industry from 1994 to 1997, President – Application Systems Division from 1991 to 1994, Chief Financial Officer – US Marketing & Services from 1988 to 1991, and Chief Information Officer from 1987 to 1988, IBM Corporation (computer and technology)	54	Enesco Group, Inc. (producer of giftware and home and garden decor products) from 2001 to 2006

Interested Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to the Board	Principal Occupation(s) during the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
William F. Truscott (Born 1960) Trustee	2012	President, Columbia Management Investment Advisers, LLC since February 2012 (previously President, Chairman of the Board and Chief Investment Officer, from 2001 to April 2010); Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously, Chief Executive Officer, U.S. Asset Management & President, Annuities, from May 2010 to September 2012 and President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since February 2012 (previously Chairman of the Board and Chief Executive Officer from 2006 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; Director, Threadneedle Asset Management Holdings, SARL since 2014; President and Chief Executive Officer, Ameriprise Certificate Company, 2006 to August 2012	185	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010; Director, Columbia Management Investment Distributors, Inc. since May 2010; Director, Ameriprise Certificate Company, 2006 – January 2013

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Compensation

Trustees are compensated for their services to the Columbia Funds complex on a complex-wide basis, as shown in the table below. Mr. Truscott as an Interested Trustee receives no compensation from the Funds.

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	Douglas A Hacker	Janet Langford Kelly(2)	Nancy T. Lukitsh	William E. Mayer	David M. Moffett	Charles R. Nelson	John J. Neuhauser	Patrick J. Simpson(3)	Anne-Lee Verville(4)
VP – AQR Managed Futures Strategy Fund	$3,140	$2,450	$2,199	$2,332	$2,214	$2,444	$2,201	$2,410	$2,264	$2,366
Amount deferred	—	—	2,199	—	—	—	—	—	1,011	—
VP – Asset Allocation Fund	2,272	1,769	1,587	1,685	1,598	1,764	1,589	1,741	1,635	1,708
Amount deferred	—	—	1,587	—	—	—	—	—	723	—
VP – Contrarian Core Fund	4,544	3,611	3,250	3,420	3,268	3,616	3,237	3,528	3,344	3,499
Amount deferred	—	—	3,250	—	—	—	—	—	1,598	—
VP – Core Bond Fund*	2,931	2,420	2,227	2,273	2,227	2,454	2,171	2,340	2,252	2,379
Amount deferred	—	—	2,227	—	—	—	—	—	1,240	—
VP – GS Commodity Strategy Fund	2,800	2,204	2,005	2,081	2,017	2,218	1,978	2,157	2,056	2,148
Amount deferred	—	—	2,005	—	—	—	—	—	977	—
VP – MV Conservative Fund**	1,163	965	882	898	882	978	865	931	899	948
Amount deferred	—	—	882	—	—	—	—	—	500	—
VP – MV Conservative Growth Fund**	1,224	1,021	932	950	932	1,034	914	983	950	1,002
Amount deferred	—	—	932	—	—	—	—	—	535	—
VP – MV Growth Fund**	1,561	1,337	1,216	1,240	1,216	1,348	1,194	1,278	1,244	1,306
Amount deferred	—	—	1,216	—	—	—	—	—	741	—
VP – Multi-Strategy Alternatives Fund	3,016	2,348	2,106	2,236	2,122	2,342	2,109	2,311	2,170	2,267
Amount deferred	—	—	2,106	—	—	—	—	—	960	—
VP – Pyrford International Equity Fund*	1,977	1,664	1,517	1,548	1,517	1,688	1,485	1,594	1,553	1,636
Amount deferred	—	—	1,517	—	—	—	—	—	896	—
VP – Select Large Cap Growth Fund	2,106	1,648	1,479	1,568	1,489	1,644	1,480	1,620	1,524	1,591
Amount deferred	—	—	1479	—	—	—	—	—	687	—
VP – Small Cap Value Fund	2,994	2,335	2,095	2,222	2,110	2,329	2,097	2,296	2,157	2,255
Amount deferred	—	—	2,095	—	—	—	—	—	961	—
VP – Small Company Growth Fund	2,084	1,623	1,456	1,546	1,467	1,619	1,458	1,597	1,500	1,567
Amount deferred	—	—	1456	—	—	—	—	—	665	—
VP – Strategic Income Fund	5,338	4,157	3,730	3,958	3,757	4,146	3,734	4,090	3,841	4,014
Amount deferred	—	—	3,730	—	—	—	—	—	1703	—

*	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

**	For the period from April 12, 2013 (commencement of operations) to December 31, 2013.

1	As of December 31, 2013, the value of Mr. Drake’s account under the deferred compensation plan was $540,406.

2	As of December 31, 2013, the value of Ms. Kelly’s account under the deferred compensation plan was $358,719.

3	As of December 31, 2013, the value of Mr. Simpson’s account under the deferred compensation plan was $1,913,498.

4	As of December 31, 2013, the value of Ms. Verville’s account under the deferred compensation plan was $832,419.

William F. Truscott, the Interested Trustee, is not compensated by the Funds for his services on the Board.

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Independent Trustee Compensation for the Fiscal Year Ended December 31, 2013

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees For the Fiscal Year Ended December 31, 2013*
Rodman L. Drake	$301,500
Amount deferred	—
Douglas A. Hacker	235,500
Amount deferred	—
Janet Langford Kelly	211,500
Amount deferred	211,500
Nancy T. Lukitsh	224,000
Amount deferred	—
William E. Mayer	213,000
Amount deferred	—
David Moffett	235,000
Amount deferred	—
Charles R. Nelson	211,500
Amount deferred	—
John J. Neuhauser	231,500
Amount deferred	—
Patrick J. Simpson	217,500
Amount deferred	97,500
Anne-Lee Verville	227,500
Amount deferred	—

*	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

Interested Trustee Compensation for the Fiscal Year Ended December 31, 2013

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Fiscal Year Ended December 31, 2013*
William F. Truscott	$0

*	Mr. Truscott receives reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees, which are not included in the amounts shown. Mr. Truscott became a Trustee in March 2012.

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and proceeds for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of

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amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) from which compensation has been deferred.

Beneficial Equity Ownership

The table below shows, for each Trustee, the aggregate value of all investments in equity securities of the Columbia Funds Family overseen by the Trustee, including notional amounts through the Deferred Compensation Plan, as noted. The table does not include ownership of Columbia Funds overseen by other boards of trustees/directors; the Trustees may own shares of other Columbia Funds they do not oversee. All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans, and are not available for purchase by individuals. Consequently, no Trustee owns any shares of Variable Portfolio funds.

Trustee Ownership for the Calendar Year Ended December 31, 2013

Fund	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee
Independent Trustees
Rodman L. Drake	Over $100,000[1]
Douglas A. Hacker	Over $100,000
Janet Langford Kelly	Over $100,000[1]
Nancy T. Lukitsh	$0
William E. Mayer	$0
David Moffett	$0
Charles R. Nelson	Over $100,000
John J. Neuhauser	Over $100,000
Patrick J. Simpson	Over $100,000[1]
Anne-Lee Verville	Over $100,000[1]
Interested Trustee
William F. Truscott	Over $100,000

1	Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110. In addition to Mr. Truscott, who is a Senior Vice President, the other officers are:

Officer Biographical Information

Name and year of birth	Position with the trust	Year first elected or appointed to office	Principal occupation(s) during the past five years
J. Kevin Connaughton (Born 1964)	President	2009	Managing Director and General Manager Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds since 2009; Managing Director, Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; senior officer of Columbia Funds and affiliated funds since 2003.
Michael G. Clarke (Born 1969)	Treasurer and Chief Financial Officer	Treasurer since 2011 and Chief Financial Officer since 2009	Vice President – Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004-April 2010; senior officer of Columbia Funds and affiliated funds since 2002.

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Name and year of birth	Position with the trust	Year first elected or appointed to office	Principal occupation(s) during the past five years
Scott R. Plummer (Born 1959)	Senior Vice President and Chief Legal Officer and Assistant Secretary	2010	Senior Vice President and Assistant General Counsel – Global Asset Management, Ameriprise Financial since February 2014 (previously, Senior Vice President and Lead Chief Counsel – Asset Management, 2012-February 2014; Vice President and Lead Chief Counsel – Asset Management, 2010-2012; and Vice President and Chief Counsel – Asset Management, 2005-2010); Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; senior officer of Columbia Funds and affiliated funds since 2006.
Thomas P. McGuire (Born 1972)	Chief Compliance Officer	2012	Vice President – Asset Management Compliance, Ameriprise Financial since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Compliance Executive, Bank of America, 2005-April 2010.
Colin Moore (Born 1958)	Senior Vice President	2010	Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Director and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010.
Amy Johnson (Born 1965)	Vice President	2010	Managing Director and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President – Asset Management and Trust Company Services, 2006-2009).
Paul D. Pearson (Born 1956)	Vice President and Assistant Treasurer	2011	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC since May 2010; Vice President – Managed Assets, Investment Accounting, Ameriprise Financial, Inc., 1998-April 2010.
Joseph F. DiMaria (Born 1968)	Vice President and Chief Accounting Officer	Vice President since 2011 and Chief Accounting Officer since 2008	Vice President – Mutual Fund Treasurer, Columbia Management Investment Advisers, LLC since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, 2006-April 2010.
Stephen T. Welsh (Born 1957)	Vice President	2006	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., 2004-April 2010; Managing Director, Columbia Management Distributors, Inc., 2007-April 2010.
Paul B. Goucher (Born 1968)	Vice President and Assistant Secretary	2010	Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since November 2008 and January 2013, respectively (previously Chief Counsel, January 2010-January 2013 and Group Counsel, November 2008-January 2010); Director, Managing Director and General Counsel, J. & W. Seligman & Co. Incorporated, July 2008-November 2008.
Christopher O. Petersen (Born 1970)	Vice President and Secretary	2010	Vice President and Chief Counsel, Ameriprise Financial, Inc. since January 2010 (previously Vice President and Group Counsel or Counsel, 2004-January 2010); officer of Columbia Funds and affiliated funds since 2007.
Michael E. DeFao (Born 1968)	Vice President and Assistant Secretary	2011	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Associate General Counsel, Bank of America, 2005-April 2010.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

The Investment Manager (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions, subject to policies established by the Board. The Investment Manager’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Investment Manager gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Investment Manager will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Investment Manager will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of the services rendered by the broker-dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker-dealers supplement the Investment Manager’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Investment Manager and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Investment Manager since, in certain instances, the broker-dealers utilized by the Investment Manager may follow a different universe of securities issuers and other matters than those that the Investment Manager’s staff can follow. In addition, this research provides the Investment Manager with a different perspective on financial markets, even if the securities research obtained relates to issuers followed by the Investment Manager. Research services that are provided to the Investment Manager by broker-dealers are available for the benefit of all accounts managed or advised by the Investment Manager. In some cases, the research services are available only from the broker-dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Investment Manager is of the opinion that because the broker-dealer research supplements rather than replaces the Investment Manager’s own research, the receipt of such research does not tend to decrease the Investment Manager’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Investment Manager would have bought any such research services had such services not been provided by broker-dealers, the expenses of such services to the Investment Manager could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to the clients of the Investment Manager other than the Funds. Conversely, any research services received by the Investment Manager through the placement of transactions of other clients may be of value to the Investment Manager in fulfilling its obligations to the Funds. The Investment Manager is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Investment Manager’s investment advice. The advisory fees paid by the Trust are not reduced because the Investment Manager receives such services.

Under Section 28(e) of the 1934 Act, the Investment Manager shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Investment Manager must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services

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provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Investment Manager’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker-dealers based on the quality and quantity of execution services provided by broker-dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker-dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Investment Manager, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Investment Manager. Investment decisions for the Funds and for the Investment Manager’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Investment Manager, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Investment Manager, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Investment Manager is authorized to allocate buy and sell orders for portfolio securities to certain broker-dealers and financial institutions, including, in the case of agency transactions, broker-dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that the transaction is effected in accordance with the Funds’ Rule 17e-1 procedures, which require: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker-dealer; (ii) the affiliated broker-dealer charged the Fund commission rates consistent with those charged by the affiliated broker-dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker-dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of securities that may be subject to Rule 10f-3.

Given the breadth of the Investment Manager’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Investment Manager. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Investment Manager believes to

Statement of Additional Information – May 1, 2014	Page 100

be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Investment Manager may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years. In certain instances, the Funds may pay brokerage commissions to broker-dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following charts reflect the aggregate amount of brokerage commissions paid by the Funds for the three most recently completed fiscal years. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Total Brokerage Commissions

Fund	2013		2012		2011
VP – AQR Managed Futures Strategy Fund	$234,066		$129,000	(1)	—
VP – Asset Allocation Fund	135		0		$0
VP – Contrarian Core Fund	675,877		265,784	(1)	—
VP – Core Bond Fund	21,757	(3)	—		—
VP – GS Commodity Strategy Fund	0		0	(2)	—
VP – MV Conservative Fund	2,752	(4)	—		—
VP – MV Conservative Growth Fund	9,495	(4)	—		—
VP – MV Growth Fund	79,272	(4)	—		—
VP – Multi-Strategy Alternatives Fund	264,743		95,856	(1)	—
VP – Pyrford International Equity Fund	773,321	(3)	—		—
VP – Select Large Cap Growth Fund	40,505		11,410		3,596
VP – Small Cap Value Fund	567,602		426,369		268,035
VP – Small Company Growth Fund	93,525		97,733		127,023
VP – Strategic Income Fund	59,717		34,290		12,206

(1)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(2)	For the period from October 5, 2012 (commencement of operations) to December 31, 2012.

(3)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

(4)	For the period from April 12, 2013 (commencement of operations) to December 31, 2013.

Brokerage Commissions Paid by the Funds to Certain Broker-Dealers

No Funds paid brokerage commissions to affiliated broker-dealers for the fiscal years ended December  31, 2011, 2012, and 2013.

Directed Brokerage

The Funds or the Investment Manager, through an agreement or understanding with a broker-dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker-dealer because of the research services it provides the Funds or the Investment Manager.

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During each Fund’s most recent applicable fiscal year (or period), the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:

Brokerage Directed for Research

Fund	Amount of transactions		Amount of commissions imputed or paid
	For fiscal period ended in 2013
VP – AQR Managed Futures Strategy Fund	—		—
VP – Asset Allocation Fund	—		—
VP – Contrarian Core Fund	$1,199,919,430		$564,537
VP – Core Bond Fund	—	(1)	—	(1)
VP – GS Commodity Strategy Fund	—		—
VP – MV Conservative Fund	2,761,564	(2)	699	(2)
VP – MV Conservative Growth Fund	16,937,106	(2)	3,862	(2)
VP – MV Growth Fund	152,948,124	(2)	41,456	(2)
VP – Multi-Strategy Alternatives Fund	1,371,102		643
VP – Pyrford International Equity Fund	—	(1)	—	(1)
VP – Select Large Cap Growth Fund	78,944,298		26,116
VP – Small Cap Value Fund	134,399,751		208,550
VP – Small Company Growth Fund	8,337,948		9,323
VP – Strategic Income Fund	—		—

(1)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

(2)	For the period from April 12, 2013 (commencement of operations) to December 31, 2013.

Securities of Regular Broker-Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker-dealers that the Investment Manager uses to transact brokerage for the Funds.

As of each Fund’s most recent applicable fiscal year (or period) end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Brokers or Dealers

Fund	Issuer	Value of securities owned at end of fiscal period
VP – AQR Managed Futures Strategy Fund	None	N/A
VP – Asset Allocation Fund	None	N/A
VP – Contrarian Core Fund	Citigroup, Inc.	$54,801,846
	JPMorgan Chase & Co.	49,062,849
	Morgan Stanley	5,657,375
VP – Core Bond Fund	Bear Stearns Commercial Mortgage Securities	4,917,901
	Citigroup Commercial Mortgage Trust	1,652,970
	Citigroup/Deutsche Bank Commercial Mortgage Trust	9,771,889
	Citigroup Mortgage Loan Trust, Inc.	1,649,693
	Citigroup Capital XIII	6,099,912
	Credit Suisse Mortgage Capital Certificates	2,818,385
	Credit Suisse Commercial Mortgage Trust	12,711,617
	GS Mortgage Securities Corp. II	5,582,578

Statement of Additional Information – May 1, 2014	Page 102

Fund	Issuer	Value of securities owned at end of fiscal period
	Jefferies & Co., Inc.	$256,925
	JPMorgan Chase Commercial Mortgage Securities	7,047,525
	JPMorgan Mortgage Acquisition Corp	1,960
	JPMorgan Chase Capital XXI	754,800
	JPMorgan Chase Capital XXIII	7,311,600
	LB-UBS Commercial Mortgage Trust	17,798,140
	Merrill Lynch & Co., Inc.	2,695,548
	Morgan Stanley Capital I	19,712,026
	Morgan Stanley Re-Remic Trust	10,360,115
	PNC Financial Services Group, Inc.	10,310,206
VP – GS Commodity Strategy Fund	None	N/A
VP – MV Conservative Fund	None	N/A
VP – MV Conservative Growth Fund	None	N/A
VP – MV Growth Fund	None	N/A
VP – Multi-Strategy Alternatives Fund	Franklin Resources, Inc.	511,141
	JPMorgan Chase & Co.	1,066,383
	PNC Financial Services Group, Inc.	456,946
VP – Pyrford International Equity Fund	None	N/A
VP – Select Large Cap Growth Fund	Franklin Resources, Inc.	2,503,288
VP – Small Cap Value Fund	None	N/A
VP – Small Company Growth Fund	None	N/A
VP – Strategic Income Fund	Citigroup Mortgage Loan Trust, Inc.	15,970,060
	Credit Suisse Mortgage Capital Certificates	19,325,079
	E*TRADE Financial Corp.	1,096,299
	JPMorgan Resecuritation Trust	619,313
	Morgan Stanley Capital I	487,528
	Nuveen Investments, Inc.	2,759,922

Statement of Additional Information – May 1, 2014	Page 103

OTHER PRACTICES

Performance Disclosure

For certain Funds, performance shown includes the returns of a predecessor to the Fund. The table below identifies the predecessor fund for certain of these Funds and shows the periods when performance shown is that of the predecessor fund or a predecessor to that fund.

Fund	Predecessor Fund	For periods prior to:
VP – Small Cap Value Fund	Colonial Small Cap Value Fund, Variable Series, a series of Liberty Variable Investment Trust	May 1, 2006
VP – Strategic Income Fund	Colonial Strategic Income Fund, Variable Series, a series of Liberty Variable Investment Trust	May 1, 2006

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely affect a Fund’s performance. For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions.

See below for an explanation for any significant variation in a Fund’s portfolio turnover rates over the two most recently completed fiscal years, if applicable:

The increase in turnover rate for VP – Multi-Strategy Alternatives Fund is due to the fact that effective on November 18, 2013 the Fund became managed directly by the Investment Manager, without a subadviser, and the resultant principal investment strategy changes. Additionally, the fiscal year ended December 31, 2013, was the fund’s first full fiscal year end.

Disclosure of Portfolio Holdings Information

The Board and the Investment Manager believe that the investment ideas of the Investment Manager and any subadviser with respect to portfolio management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Board also believes that knowledge of a Fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Board has therefore adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made available to the general public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide portfolio holdings on a selective basis, and the Investment Manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the Fund’s operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Funds and their shareholders.

Although the Investment Manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the Investment Manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Funds’ website. The information is available on the Funds’ website as described below.

•

For equity, convertible, alternative and flexible Funds (other than the equity Funds identified below), a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 15 calendar days after such month-end.

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•

For Funds that are subadvised by Marsico Capital, Columbia Small Cap Growth Fund I and VP – Small Company Growth Fund, a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 30 calendar days after such month-end.

•	For fixed-income Funds, a complete list of Fund portfolio holdings as of calendar quarter-end is posted approximately, but no earlier than, 30 calendar days after such quarter-end.

•

For money market Funds, a complete list of Fund portfolio holdings as of month-end is posted no later than five business days after such month-end. Such month-end holdings are continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the Fund’s most recent 12 months of publicly available filings on Form N-MFP. Money market Fund portfolio holdings information posted on the website, at minimum, includes with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market Funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

Portfolio holdings of Funds owned solely by affiliates of the Investment Manager are not disclosed on the website. A complete schedule of each Fund’s portfolio holdings is available semiannually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws. Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

In addition, the Investment Manager makes publicly available information regarding certain Fund’s largest five to fifteen holdings, as a percentage of the market value of the Funds’ portfolios as of a month-end. This holdings information is made publicly available approximately 15 calendar days following the month-end. The scope of the information that is made available on the Funds’ websites pursuant to the Funds’ policies may change from time to time without prior notice. This information may not be available on the website for all Funds included in this SAI.

The Investment Manager may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The Columbia Funds, the Investment Manager and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than when the information is disclosed publicly on the funds’ website or no earlier than the time a fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the portfolio holdings information being made available to the general public unless (i) the Funds have a legitimate business purpose for making such disclosure, (ii) the Funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Investment Manager; (ii) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Investment Manager, the Funds’ Distributor or any affiliated person of a Fund, the Investment Manager or Distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Funds with their day-to-day business affairs. These service providers include each Fund’s sub-adviser(s) (if any) and vendors or other entities each subadviser may also hire to perform services for the funds, affiliates of the Investment Manager, the Funds’ custodian, subcustodians, the Funds’ independent registered public accounting firm, legal counsel, operational system vendors, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except

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as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information. Certain Columbia Funds (Investing Funds) managed by the Investment Manager invest in other Columbia Funds (Underlying Funds). The portfolio managers of these Investing Funds may have access to non-public portfolio holdings information of the Underlying Funds.

The Funds also disclose portfolio holdings information as required by federal, state or international securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

The Board has adopted policies to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies. Before any selective disclosure of portfolio holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the Investment Manager’s legal department, compliance department, the Funds’ President, and the Funds’ Chief Compliance Officer. The PHC is authorized by the Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a Fund and its shareholders, to consider any potential conflicts of interest between the Fund, the Investment Manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure may be authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Funds’ President, Chief Compliance Officer or General Counsel/Chief Legal Officer or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Ongoing Portfolio Holdings Disclosure Arrangements:

The Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. No compensation or consideration is received in exchange for this information. In addition to the daily information provided to a Fund’s custodians, subcustodians, Administrator, Investment Manager and subadvisers, the following disclosure arrangements are in place:

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with the Funds or Investment Manager:
BarraOne / MSCI Barra	Used for risk analysis and reporting.	Daily
Barclays Capital	Used for analytics including risk and attribution assessment.	Daily
BlackRock Aladdin	Used for fixed income trading and decision support.	Daily
Bloomberg	Used for portfolio analytics and independent research.	Daily or Monthly
Capital Markets Services (“CMS”)	Used for intraday post-trade information when equity exposures (either via futures or options trades) are modified beyond certain limits for Columbia Variable Portfolio – Managed Volatility Funds.	As Needed
Catapult (formerly Reflections)	Used to provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Cenveo, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Citigroup	Used in resolving technical difficulties with an analytic software program.	Daily
Cogent Consulting LLC	Used to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
FactSet Research Systems, Inc.	Used for provision of quantitative analytics, charting and fundamental data.	Daily
Harte-Hanks	Used for printing of prospectuses, factsheets, and annual and semi-annual reports	As Needed
Index Universe	Used to cover product and market developments related to index funds, ETFs, index derivatives, and other sophisticated investment strategies.	Monthly
Institutional Shareholder Services Inc. (“ISS”)	Used for proxy voting administration and research on proxy matters.	Daily
Investment Technology Group	Used to evaluate and assess trading activity, execution and practices.	Quarterly
Intex	Used to provide mortgage analytics.	Periodic
Investor Tool’s Perform	Used for municipal securities decision support.	Daily

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Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
JDP Marketing Services	Used to write or edit Columbia Fund shareholder reports, quarterly fund commentaries, and communications, including shareholder letters and management’s discussion of Columbia Fund performance.	Month, as needed
Kynex	Used to provide portfolio attribution reports for the Columbia Convertible Securities Fund.	Daily
Linedata Services, Inc.	Used to assist in resolving technical difficulties with LongView trade order management system software.	As Needed
Lipper / Thomson Reuters Corp.	Used to assure accuracy of Lipper Fact Sheets.	Monthly
Malaspina Communications	Used to facilitate writing management’s discussion of Columbia Fund performance for Columbia Fund shareholder reports and periodic marketing communications.	Quarterly
Markit/Wall Street Office	Used for bank loan asset servicing.	Daily
Merrill Corporation	Used to provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
MoneyMate	Used to report returns and analytics to client facing materials.	Monthly
Morningstar	Used for independent research and ranking of funds, and to fulfill role as investment consultant for fund of funds product.	Monthly or As Needed
Print Craft	Used to assemble kits and mailing that include the fact sheets.	As Needed
R.R. Donnelley & Sons Company	Used to provide Edgar filing and typesetting services, and printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Sungard Invest One	Used as portfolio accounting system.	Daily
Threadneedle Investments	Used by portfolio managers and research analysts in supporting certain management strategies, and by shared support partners (legal, operations, compliance, risk, etc.) to provide Fund maintenance and development.	As Needed
Universal Wilde	Used to provide printing and mailing services for prospectuses, annual and semi-annual reports, and supplements.	As Needed
Wilshire Associates, Inc.	An equity analytics tool used to provide daily performance attribution reporting based on daily holdings to the investment and investment analytics teams.	Daily
Recipients under arrangements with subadvisers:
Infinit-O	Used by certain subadvisers for reconciling cash and positions.	Daily

In addition, portfolio holdings information may be provided from time to time to the Funds’ counsel, counsel to the independent trustees and the Funds’ independent auditors in connection with the services they provide to the Fund or the trustees. Portfolio holdings information may also be provided to affiliates of the Investment Manager to monitor risks and various holdings limitations that must be aggregated with affiliated funds and accounts, among other purposes. The Investment Manager and the subadvisers use a variety of broker-dealers and other agents to effect securities transactions on behalf of the Funds. These broker-dealers may become aware of the Funds’ intentions, transactions and positions in performing their functions.

Additional Selling Agent Payments

Selling Agents may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected Selling Agents, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single Selling Agent may receive payments under all categories. These payments may create an incentive for a Selling Agent or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to Selling Agents may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the Selling Agent, the size of the customer/shareholder base of the Selling Agent, the manner in which customers of the Selling Agent make investments in the Funds, the nature and scope of marketing support or services provided by the Selling Agent (as described more fully below) and the costs incurred by the Selling Agent in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and Selling Agents, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectus.

Marketing Support Payments

The Distributor, the Investment Manager and their affiliates may make payments, from their own resources, to certain Selling Agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating Selling Agent personnel about the Funds and shareholder financial planning needs, placement on the Selling Agent’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the Selling Agent, client servicing

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and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that Selling Agent, gross sales of the Columbia Funds distributed by the Distributor attributable to that Selling Agent, reimbursement of ticket charges (fees that a Selling Agent firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each Selling Agent, the marketing support payments to each Selling Agent generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the Selling Agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the Selling Agent. The Distributor, the Investment Manager and other Ameriprise affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain Selling Agents. Such increased payments may enable the Selling Agents to offset credits that they may provide to their customers.

As of April 2014, the Distributor and/or the Investment Manager had agreed to make marketing support payments with respect to the Columbia Funds to the Selling Agents or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	Allianz Life Insurance Company of North America

•	Allianz Life Insurance Company of New York

•	American United Life Insurance Company

•	Equitrust Life Insurance Company

•	First Great West Life & Annuity Company

•	Genworth Life & Annuity Insurance

•	Genworth Life Insurance Company of New York

•	Great West Life & Annuity Company

•	Guardian Insurance & Annuity Company

•	ING USA & Life Insurance Company

•	Jefferson National Life Insurance Company

•	Liberty Life Assurance Company of Boston

•	Midland National Life Insurance Company

•	Monumental Life Insurance Company

•	National Integrity Life Insurance Company

•	New York Life Insurance & Annuity Corporation

•	Prudential Annuities Life Assurance Corporation

•	RiverSource Life Insurance Company

•	RiverSource Life Insurance Company of New York

•	Security Benefit Life Insurance

•	SunAmerica Annuity & Life Assurance Company

•	Sun Life Assurance Co of Canada

•	Sun Life Insurance & Annuity Co of NY

•	Symetra Life Insurance Company

•	Independence Life & Annuity Co

•	Transamerica Financial

•	Transamerica Advisors Life

•	Transamerica Advisors Life of NY

•	Union Central Life Insurance Co

The Distributor, the Investment Manager and their affiliates may enter into similar arrangements with other Selling Agents from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain Selling Agents that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to Selling Agents that enable the Distributor to participate in and/or present at Selling Agent-sponsored conferences or seminars, sales or training programs for invited registered representatives and other Selling Agent employees, Selling Agent entertainment and other Selling Agent-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your Selling Agent may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your Selling Agent and review carefully any disclosure your Selling Agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a Selling Agent and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Most of the Funds are authorized to issue multiple classes of shares. Such classes are designated as Class 1 and Class 2. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Subject to certain limited exceptions discussed in each Fund’s prospectuses and in this SAI, a Fund may no longer be accepting new investments from current shareholders or prospective investors in general or with respect to one or more classes of shares. The Funds, however, may at any time and without notice, accept new investments in general or with respect to one or more previously closed classes of shares. If investors other than Participating Insurance Companies, Separate Accounts, Qualified Plans or certain other eligible investors were to purchase shares in a Fund, VA contracts or VLI policies funded by that Fund could lose their favorable tax status. See “Taxation” below.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds or the relevant class, except that the Funds may redeem Fund shares of shareholders holding less than any minimum or more than any maximum investment from time to time established by the Board. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds and classes will continue indefinitely.

Liability

The Trust is organized as a business trust under Massachusetts law. Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any series in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a series of the Trust is held to be personally liable solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Fund (or attributable to the class) of which such shareholder or former shareholder is or was the holder of shares to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, agents or service providers covering claims and liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that Trustees are not liable for their own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and are not be liable for errors of judgment or mistakes of fact or law.

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by holders of a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

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By becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Massachusetts business trust law. Each whole share (or fractional share) outstanding on the applicable record date shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant. At any shareholders’ meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but with respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class is voted on by holders of that class of shares. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an investment advisory agreement (if shareholder approval is required under exemptive relief) or investment subadvisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and have no present intention of holding, annual meetings of shareholders.

Previously, the Trust had voluntarily undertaken to adhere to certain governance measures contemplated by an SEC settlement order with respect to the Trust’s prior investment adviser in 2005. Over the past several years, the SEC has adopted many rules under the 1940 Act and the Investment Advisers Act of 1940 to strengthen fund governance and compliance oversight of funds and their investment advisers. Accordingly, although the Trust may continue to follow certain governance practices noted in the 2005 settlement order, it will do so as the Board deems appropriate and not pursuant to any voluntary undertakings. In this regard, the Board has determined that it is unnecessary to commit to holding a meeting of shareholders to elect trustees at least every five years. Instead, the Board will convene meetings of shareholders to elect trustees as required by the 1940 Act or as deemed appropriate by the Board.

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares. Except as otherwise disclosed in a Fund’s prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

Certain Participating Insurance Companies have voting rights with respect to all Fund shares held in the separate accounts where the Participating Insurance Companies set aside and invest the assets of certain of their VA contracts or VLI policies. To the extent a matter is to be voted upon by Fund shareholders and to the extent required by federal securities laws or regulations, it is expected that the Participating Insurance Companies will: (i) notify each VA contract owner and VLI policy holder (each an “Owner” and collectively, the “Owners”) of the shareholder meeting if shares held for that Owner’s contract

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or policy may be voted; (ii) send proxy materials and a form of instructions that each Owner can use to tell its Participating Insurance Company how to vote the Fund shares held for such contract or policy; (iii) arrange for the handling and tallying of proxies received from the Owners; (iv) vote all Fund shares attributable to each Owner’s contract or policy according to instructions received from such Owner; and (v) vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

For further discussion of the rights of Owners and Qualified Plan participants concerning the voting of shares, please see your annuity or life insurance contract prospectus or Qualified Plan disclosure documents, as applicable.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Conversion features and exchange privileges are described in the Funds’ prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and transfer shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.

Fund shares are made available to serve as the underlying investment vehicles for VA contract and VLI policy separate accounts issued by Participating Insurance Companies, for Qualified Plans and for certain other eligible investors. Shares of the Funds are sold at net asset value without the imposition of a sales charge. The separate accounts of the Participating Insurance Companies or Qualified Plan sponsor place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day pursuant to the contracts.

In addition, in no instance will the Funds be made available to life insurance separate accounts without the Trust having received any necessary SEC consents or approvals. It is conceivable that in the future it may be disadvantageous for VA contract separate accounts and VLI policy separate accounts to invest in the Funds simultaneously. Although the Trust and the Funds do not currently foresee any such disadvantages either to VA contract owners or VLI policy owners, the Trust’s Board intends to monitor events in order to identify any material conflicts between such VA contract owners and VLI policy owners and to determine what action, if any, should be taken in response thereto. If the Board were to conclude that separate funds should be established for VLI policy and VA contract separate accounts, the VLI policy and VA contract owners would not bear any expenses attendant to the establishment of such separate funds.

Purchases of shares of the Funds may be effected on days on which the NYSE is open for business (a “Business Day”). The Trust and the Distributor reserve the right to reject any purchase order. The issuance of Shares is recorded on the books of the Trust, and share certificates are not issued. Purchase orders for shares in the Funds that are received by the Distributor or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund’s Custodian.

Redemption proceeds are normally remitted in Federal funds wired to the redeeming Participating Insurance Company or Qualified Plan sponsor within three Business Days following receipt of the order. It is the responsibility of the Distributor to transmit orders it receives to the Trust. No charge for wiring redemption payments is imposed by the Trust. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by the Transfer Agent.

Should a Fund stop selling shares, the Board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

The timing and magnitude of cash inflows from investors buying Fund shares could prevent a Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact a Fund’s performance.

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Potential Adverse Effects of Large Investors

Each Fund may from time to time sell to one or more investors, including other funds advised by the Investment Manager or third parties, a substantial amount of its shares, and may thereafter be required to satisfy redemption requests by such investors. Such sales and redemptions may be very substantial relative to the size of the Fund. While it is not possible to predict the overall effect of such sales and redemptions over time, such transactions may adversely affect the Fund’s performance to the extent that the Fund is required to invest cash received in connection with a sale or to sell portfolio securities to facilitate a redemption at, in either case, a time when the Fund otherwise would not invest or sell. Such transactions also may increase a Fund’s transaction costs, which would detract from Fund performance.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern Time unless the NYSE closes earlier) on each day the Fund is open for business, unless the Board determines otherwise. The Funds do not value their shares on days that the NYSE is closed.

For Funds Other than Money Market Funds. The value of each Fund’s portfolio securities is determined in accordance with the Trust’s valuation procedures, which are approved by the Board. Except as described below under “Fair Valuation of Portfolio Securities,” the Fund’s portfolio securities are typically valued using the following methodologies:

Equity Securities. Equity securities (including common stocks, preferred stocks, convertible securities, warrants and ETFs) listed on an exchange are valued at the closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price or, if the official closing price is not readily available, at the mean between the closing bid and asked prices. Equity securities and ETFs that are not listed on any national exchange and are not included in the NASDAQ National Market System are valued at the primary exchange last sale price, or if the last sale price is not readily available, at the mean between the closing bid and asked prices. Shares of other open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies.

Fixed Income Securities. Short-term debt securities purchased with remaining maturities of 60 days or less and long-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost value. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. The value of short-term debt securities with remaining maturities in excess of 60 days is the market price, which may be obtained from a pricing service or, if a market price is not available from a pricing service, a bid quote from a broker or dealer. Short-term variable rate demand notes are typically valued at their par value. Other debt securities typically are valued using an evaluated bid provided by a pricing service. If pricing information is unavailable from a pricing service or the Investment Manager’s valuation committee believes such information is not reflective of market value, then a quote from a broker or dealer may be used. Newly issued debt securities may be valued at purchase price for up to two days following purchase.

Futures, Options and Other Derivatives. Futures and options on futures are valued based on the settle price at the close of regular trading on their principal exchange or, in the absence of transactions, they are valued at the mean of the closing bid and asked prices closest to the last reported sale price. Listed options are valued at the mean of the closing bid and asked prices. If market quotations are not readily available, futures and options are valued using quotations from brokers. Customized derivative products are valued at a price provided by a pricing service or, if such a price is unavailable, a broker quote or at a price derived from an internal valuation model.

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Repurchase Agreements. Repurchase agreements are generally valued at a price equal to the amount of the cash invested in a repurchase agreement

Foreign Currencies. Foreign currencies and securities denominated in foreign currencies are valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. Forward foreign currency contracts are valued in U.S. dollars utilizing the applicable forward currency exchange rate as of the close of regular trading on the NYSE.

For Money Market Funds. In accordance with Rule 2a-7 under the 1940 Act, all of the securities in the portfolio of a money market fund are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the Fund’s price per share for purposes of sales and redemptions at $1.00, to the extent that it is reasonably possible to do so. These procedures include review of the Fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund’s net asset value per share computed by using available market quotations deviates from a share value of $1.00 as computed using the amortized cost method. Deviations are reported to the Board periodically and, if any such deviation exceeds 0.5%, the Board must determine what action, if any, needs to be taken. If the Board determines that a deviation exists that may result in a material dilution or other unfair results for shareholders or investors, the Board must cause the Fund to undertake such remedial action as the Board deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.

Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and/or selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than the investor would receive if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Fair Valuation of Portfolio Securities. Rather than using the methods described above, the Investment Manager’s valuation committee will, in accordance with valuation procedures, which are approved by the Board, determine in good faith a security’s fair value in the event that (i) quotations are not readily available, such as when trading is halted or securities are not actively traded; (ii) valuations obtained for a security are deemed, in the judgment of the valuation committee, not to be reflective of market value (prices deemed unreliable); or (iii) a significant event has been recognized in relation to a security or class of securities that is not reflected in quotations from other sources, such as when an event impacting a foreign security occurs after the closing of the security’s foreign exchange but before the closing of the NYSE. The fair value of a security is likely to be different from the quoted or published price and fair value determinations often require significant judgment.

In general, any relevant factors may be taken into account in determining fair value, including the following, among others: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities on markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history; the relative size of the position in the portfolio; internal models; and other relevant information.

With respect to securities traded on foreign markets, relevant factors may include, but not be limited to, the following: the value of foreign securities traded on other foreign markets; ADR and/or GDR trading; closed-end fund trading; foreign currency exchange activity and prices; and the trading of financial products that are tied to baskets of foreign securities, such as certain exchange-traded index funds. A systematic independent fair value pricing service assists in the fair valuation process for foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which a Fund’s NAV is determined. Although the use of this service is intended to decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of the Funds and their shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

The following discussion is generally based on the assumption that the shares of each Fund will be respected as owned by Participating Insurance Companies through their separate accounts, Qualified Plans, and other eligible persons or plans permitted to hold shares of a Fund pursuant to the applicable Treasury Regulations without impairing the ability of the Participating Insurance Company separate accounts to satisfy the diversification requirements of Section 817(h) of the Code (“Other Eligible Investors”). If this is not the case and shares of a Fund held by separate accounts of Participating Insurance Companies are not respected as owned for U.S. federal income tax purposes by those separate accounts, the person(s) determined to own the Fund shares will not be eligible for tax deferral and, instead, will be taxed currently on Fund distributions and on the proceeds of any sale, transfer or redemption of Fund shares under applicable U.S. federal income tax rules that may not be discussed herein.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Funds’ prospectuses address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. In particular, because Participating Insurance Company separate accounts, Qualified Plans and Other Eligible Investors will be the only shareholders of a Fund, only certain U.S. federal tax aspects of an investment in a Fund are described herein. Holders of VA contracts and VLI policies (together, “Contracts”), Qualified Plan participants, or persons investing through an Other Eligible Investor are urged to consult the Participating Insurance Company, Qualified Plan, or Other Eligible Investor through which their investment is made, as well as to consult their own tax advisors and financial planners, regarding the U.S. federal tax consequences to them of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on an investment in a Fund.

Taxation — Funds Intending to Qualify as Regulated Investment Companies

The following sections apply only to the following Funds and their shareholders: VP – AQR Managed Futures Strategy Fund, VP – Asset Allocation Fund, VP – Core Bond Fund, VP – GS Commodity Strategy Fund, VP – Pyrford International Equity Fund, VP – Select Large Cap Growth Fund, VP – Small Cap Value Fund, VP –Small Company Growth Fund and VP – Strategic Income Fund:

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (very generally, defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs) and ETFs, if any, may qualify as interests in qualified publicly traded partnerships, as

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described further below. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, including, but not limited to, options, futures contracts, forward contracts, swap agreements and commodity-linked instruments, as well as the extent to which it can invest in MLPs and certain commodity-linked ETFs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by the Fund will be subject to tax at regular corporate rates.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the earlier year.

If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or otherwise were to fail to qualify as a regulated investment company accorded special tax treatment under the Code for such year, (i) it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and (ii) each Participating Insurance Company separate account invested in the Fund would fail to satisfy the separate diversification requirements described below (See Taxation — Special Tax Considerations for Separate Accounts of Participating Insurance Companies), with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. This excise tax, however, is generally inapplicable to any regulated investment company whose sole shareholders are separate accounts of insurance companies

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funding Contracts, Qualified Plans, Other Eligible Investors, or other regulated investment companies that are also exempt from the excise tax. If a Fund is subject to the excise tax requirements and the Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98.2% of its capital gain net income (adjusted for net ordinary losses) for the one-year period ending on October 31 of that year (or the last day of the Fund’s taxable year ending in December of that year if the Fund so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to the excise tax. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be taken properly into account after October 31 of a calendar year are generally treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends, if it is subject to the excise tax, to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year in order to avoid having any liability for payment of excise tax. However, no assurance can be given that a Fund will not have any excise tax liability.

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. If a Fund incurs or has incurred net capital losses in a taxable year beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration. Any such post-2010 carryforward losses will retain their character as short-term or long-term. The Fund must use any post-2010 carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused. Capital gains that are offset by carried forward capital losses are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses (deductions and ordinary losses in excess of ordinary income).

	Total Capital Loss Carryforwards as of December 31, 2013		Amount Expiring In						Amount Not Expiring
Fund			2014	2015	2016	2017	2018	2019	Short-term	Long-term
VP – AQR Managed Futures Strategy Fund	—		—	—	—	—	—	—	—	—
VP – Asset Allocation Fund	—		—	—	—	—	—	—	—	—
VP – Core Bond Fund	$17,149,526	(1)	—	—	—	—	—	—	$17,149,526	—
VP – GS Commodity Strategy Fund	—		—	—	—	—	—	—	—	—
VP – Pyrford International Equity Fund	—	(1)	—	—	—	—	—	—	—	—
VP – Select Large Cap Growth Fund	—		—	—	—	—	—	—	—	—
VP – Small Cap Value Fund	—		—	—	—	—	—	—	—	—
VP – Small Company Growth Fund	—		—	—	—	—	—	—	—	—
VP – Strategic Income Fund	$968,916		—	—	—	$968,916	—	—	—	—

(1)	For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

Taxation of Fund Investments

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation, and depending on market conditions and the credit quality of the bond, might never receive cash for such discount. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to include market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund, and depending on market conditions and the credit quality of the bond, might never be received. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be

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disadvantageous for the Fund. Payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as: (1) whether a Fund should recognize market discount on a debt obligation and, (2) if so, the amount of market discount the Fund should recognize, (3) when a Fund may cease to accrue interest, OID or market discount, (4) when and to what extent deductions may be taken for bad debts or worthless securities and (5) how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund in future years.

A Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions may be subject to special tax rules, such as the notional principal contract, straddle, constructive sale, wash-sale, mark-to-market (“Section 1256”), or short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, or change the character of the Fund’s income. Rules governing the U.S. federal income tax aspects of certain of these transactions, including certain commodity-linked investments, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives or commodity-linked transactions.

If a Fund receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not be eligible for the dividends received deduction for corporate shareholders. A dividends-received deduction is a deduction that may be available to corporate shareholders, subject to limitations and other rules, on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners. Similar consequences may apply to repurchase and other derivative transactions.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Any investment by a Fund in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.

Amounts realized by a Fund from sources within foreign countries (e.g., dividends or interest paid on foreign securities) may be subject to withholding and other taxes imposed by such countries; such taxes would reduce the Fund’s return on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

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A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a Qualified Plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of a Participating Insurance Company separate account supporting a Contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to Participating Insurance Company separate accounts funding Contracts.

Income of a Fund that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if, in later periods, a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time.

As noted above, certain of the ETFs and MLPs in which a Fund may invest qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a regulated investment company. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute nonqualifying income to a Fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund’s ability to qualify as a regulated investment company for a particular year. In addition, as described above, the diversification requirement for regulated investment company qualification will limit a Fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the end of each quarter of the Fund’s taxable year.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders.

Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

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A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. The wholly-owned subsidiaries of VP – AQR Managed Futures Strategy Fund and VP – GS Commodity Strategy Fund (for purposes of this paragraph, each a Fund) are expected to be CFCs in which the respective Fund will be a U.S. Shareholder. As a U.S. Shareholder, each Fund is required to include in gross income for U.S. federal income tax purposes all of the “subpart F income” of a CFC in which the Fund invests, whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, net gains from transactions (including futures, forward, and similar transactions) in commodities, and net payments received with respect to equity swaps and similar derivatives. Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Fund invests in a CFC and recognizes subpart F income in excess of actual cash distributions from the CFC, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

In addition, the Foreign Account Tax Compliance Act (FATCA) generally imposes a reporting and 30% withholding tax regime with respect to so called “withholdable payments” when certain reporting requirements are not met. Very generally, withholdable payments are payments of certain U.S.-source income (such as interest and dividends) and gross proceeds from the sale or other disposition of property that can produce U.S.-source interest or dividends. The 30% withholding tax on withholdable payments is scheduled to be phased in beginning with payments made on July 1, 2014. Pursuant to these requirements, to the extent a Subsidiary receives withholdable payments on an investment, it will be subject to the 30% withholding tax unless the Subsidiary satisfies the reporting or certain other requirements, as may be applicable to the Subsidiary. Each Subsidiary expects to satisfy such of these requirements as may be applicable to it, so as to avoid this 30% withholding tax. See “Certain Shareholder Reporting and Withholding Requirements” below for more discussion of these rules.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return. Furthermore, amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, thereby reducing the amount available for distribution to shareholders.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, including a Participating Insurance Company holding separate accounts, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as Participating Insurance Companies that own shares in a Fund through their separate accounts, are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation — Funds Expecting to Be Treated as Partnerships

The following sections apply only to the following Funds and their shareholders: VP – Contrarian Core Fund, VP – Multi-Strategy Alternatives Fund and the VP – Managed Volatility Funds:

Fund Status

For U.S. federal income tax purposes, each Fund expects to be treated as a partnership and not as an association taxable as a corporation, and does not expect to be a “publicly traded partnership” as defined in Section 7704 of the Code. Each Fund considers itself to be a separate entity for U.S. federal income tax purposes. Thus, each Fund and its shareholders should not

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be required to take into account the assets, operations, or shareholders of other series of the Trust for U.S. federal income tax purposes (e.g., for purposes of determining possible characterization as a publicly traded partnership). If a Fund were determined to be a publicly traded partnership taxable as a corporation, (i) it generally would be subject to tax at the Fund level on its earnings and profits at regular corporate income tax rates, and (ii) each Participating Insurance Company separate account invested in the Fund would fail to satisfy the separate diversification requirements described below (See Taxation — Special Tax Considerations for Separate Accounts of Participating Insurance Companies), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

As a partnership, a Fund is not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of a Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund. Allocations of these tax items, for U.S. federal income tax purposes, generally will be made in accordance with the economics of the Funds. Such items when allocated to a shareholder will generally retain their character as qualifying for particular tax treatment (e.g., eligibility for dividends-received deduction) when received by a taxable shareholder such as a Participating Insurance Company; this “pass-through” of tax characteristics will generally not affect holders of Contracts funded by a Fund or participants in Qualified Plans investing in a Fund.

Taxation of Fund Investments

Any investment by a Fund in foreign securities may subject the Fund and/or its shareholders (whether or not shareholders receive any distributions with respect to such investments), directly or indirectly, to taxation, including withholding or other taxes on dividends, interest, or capital gains, and/or tax filing obligations in foreign jurisdictions. A Fund and/or its shareholders may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities.

A U.S. person, including a Fund, who owns, directly or indirectly, 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. The wholly-owned subsidiary of VP – Multi-Strategy Alternatives Fund (for purposes of this paragraph, a Fund) is expected to be a CFC in which the Fund will be a U.S. Shareholder. As a U.S. Shareholder, the Fund is required to include in gross income for U.S. federal income tax purposes all of a CFC’s “subpart F income,” whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, net gains from transactions (including futures, forward, and similar transactions) in commodities, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to a Fund and thus will not be available to offset income or capital gain generated from a Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years.

A Fund may invest in PFICs, which also are subject to special tax rules. Shareholders of a Fund that invests in a CFC, including a Subsidiary, or a PFIC may be subject to special reporting and filing requirements in respect of their indirect investment in such instruments. Shareholders should consult their tax advisors in this regard.

Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to a Fund from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a partnership, such as the Funds, will be allocated to shareholders of the partnership consistent with their allocation of other items of income, with the same consequences as if the shareholders held the related interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute UBTI to entities (including a Qualified Plan, an individual retirement account, a 401(k) plan, a Keogh plan, or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income to file a tax return and pay tax on such income, (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of a Participating Insurance Company separate account supporting a Contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to Participating Insurance Company separate accounts funding Contracts.

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In addition, to the extent that a shareholder has borrowed to finance shares of a Fund or a Fund holds property that constitutes debt-financed property (e.g., securities purchased on margin), income attributable to such property allocated to a shareholder that is an exempt organization may constitute UBTI. Certain of a Fund’s other investments or activities may also generate UBTI. Furthermore, the IRS may take the position that certain of a Fund’s investments in derivative instruments should be reclassified in a manner that gives rise to UBTI. In addition, reverse repurchase agreements may, under certain conditions, be characterized as secured loans, the proceeds of which could be used to acquire assets that would, therefore, give rise to debt-financed income. If a Fund generates UBTI, a tax-exempt shareholder in the Fund generally would be required to file a tax return and could incur tax liability on such shareholder’s allocable share of that UBTI. Each Fund currently does not expect to leverage its investments.

Qualified Plans and other tax-exempt shareholders should consult their own tax advisors concerning the possible effects of UBTI on their own tax situation as well as the general tax implications of an investment in a Fund.

U.S. Tax Shelter Rules

A Fund may engage in transactions or make investments that would subject the Fund, its shareholders, and/or its “material advisors,” as defined in Treas. Reg. Sec. 301.6112-1(c)(1), to special rules requiring such transactions or investments by the Fund or investments in the Fund to be reported and/or otherwise disclosed to the IRS, including to the IRS’s Office of Tax Shelter Analysis (the “Tax Shelter Rules”). A transaction may be subject to reporting or disclosure if it is described in any of several categories of “reportable transactions”, which include, among others, transactions that result in the incurrence of a loss or losses exceeding certain thresholds or that are offered under conditions of confidentiality. Although each Fund does not expect to engage in transactions solely or principally for the purpose of achieving a particular tax consequence, there can be no assurance that a Fund will not engage in transactions that trigger the Tax Shelter Rules. In addition, a shareholder may have disclosure obligations with respect to its shares in a Fund if the shareholder (or the Fund in certain cases) participates in a reportable transaction.

Shareholders should consult their own tax advisors about their obligation to report or disclose to the IRS information about their investment in a Fund and participation in a Fund’s income, gain, loss, deduction, or credit with respect to transactions or investments subject to these rules. In addition, pursuant to these rules, a Fund may provide to its material advisors identifying information about the Fund’s shareholders and their participation in the Fund and the Fund’s income, gain, loss, deduction, or credit from those transactions or investments, and the Fund or its material advisors may disclose this information to the IRS upon its request. Significant penalties may apply for failure to comply with these rules.

In addition, an excise tax and additional disclosure requirements may apply to certain tax-exempt entities that are “parties” to certain types of prohibited tax shelter transactions. Qualified Plans and other tax-exempt shareholders should consult with their tax advisors in this regard.

In certain circumstances, a Fund and/or a Fund’s tax advisor may make special disclosures to the IRS of certain positions taken by the Fund.

Special Tax Considerations for Separate Accounts of Participating Insurance Companies (All Funds)

Under the Code, if the investments of a segregated asset account, such as the separate accounts of Participating Insurance Companies, are “adequately diversified,” and certain other requirements are met, a holder of a Contract supported by the account will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the Contract.

In general, the investments of a segregated asset account are considered to be “adequately diversified” only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be “adequately diversified” if it meets the regulated investment company diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. Government securities, and securities of other regulated investment companies.

In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. Government agency and instrumentality is considered a separate issuer. However, Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a regulated investment company or partnership for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the regulated investment company or partnership. In particular, (i) if the beneficial interests in the regulated investment company or partnership are held by one or more segregated asset accounts of one or more insurance companies, and (ii) if public access to such regulated investment company or partnership is available exclusively through the purchase of a Contract, then a segregated asset account’s beneficial interest in the regulated investment company or partnership is not treated as a single investment. Instead, a pro rata

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portion of each asset of the regulated investment company or partnership is treated as an asset of the segregated asset account. Look-through treatment is also available if the two requirements above are met and notwithstanding the fact that beneficial interests in the regulated investment company or partnership are also held by Qualified Plans and Other Eligible Investors. Additionally, to the extent a Fund meeting the above conditions invests in underlying regulated investment companies or partnerships that themselves are owned exclusively by insurance company separate accounts, Qualified Plans, or Other Eligible Investors, the assets of those underlying regulated investment companies or partnerships generally should be treated as assets of the separate accounts investing in the Fund.

As indicated above, the Trust intends that each of the VP – Asset Allocation Fund, VP – Core Bond Fund, VP – GS Commodity Strategy Fund, VP – Pyrford International Equity Fund, VP – Select Large Cap Growth Fund, VP – Small Cap Value Fund, VP – Small Company Growth Fund, VP – Strategic Income Fund and VP – AQR Managed Futures Strategy Fund will qualify as a regulated investment company or, in the case of VP – Contrarian Core Fund, VP – Multi-Strategy Alternatives Fund and each VP – Managed Volatility Fund, as a partnership that is not a “publicly traded partnership,” under the Code. The Trust also intends to cause each Fund to satisfy the separate diversification requirements imposed by Section 817(h) of the Code and applicable Treasury Regulations at all times to enable the corresponding separate accounts to be “adequately diversified.” In addition, the Trust intends that each Fund will qualify for the “look-through rule” described above by limiting the investment in each Fund’s shares to Participating Insurance Company separate accounts, Qualified Plans and Other Eligible Investors. Accordingly, the Trust intends that each Participating Insurance Company, through its separate accounts, will be able to treat its interests in a Fund as ownership of a pro rata portion of each asset of the Fund, so that individual holders of the Contracts underlying the separate account will qualify for favorable U.S. federal income tax treatment under the Code. However, no assurance can be made in that regard.

Failure by a Fund to satisfy the Section 817(h) requirements by failing to comply with the “55%-70%-80%-90%” diversification test or the safe harbor described above, or by failing to comply with the “look-through rule,” could cause the Contracts to lose their favorable tax status and require a Contract holder to include currently in ordinary income any income accrued under the Contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury Regulations, inadvertent failure to satisfy the Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the Participating Insurance Company issuing the Contracts.

The IRS has indicated that a degree of investor control over the investment options underlying a Contract may interfere with the tax-deferred treatment of such Contracts. The IRS has issued rulings addressing the circumstances in which a Contract holder’s control of the investments of the separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the holder’s gross income.

In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Fund’s investment strategies are sufficiently broad to prevent a Contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Funds have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).

The above discussion addresses only one of several factors that the IRS considers in determining whether a Contract holder has an impermissible level of investor control over a separate account. Contract holders should consult with their Participating Insurance Companies and their own tax advisors, as well as the prospectus relating to their particular Contract, for more information concerning this investor control issue.

In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a Fund as described above, including retroactively. In addition, there can be no assurance that a Fund will be able to continue to operate as currently described, or that the Fund will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing Contract owners to be considered the owners of the shares of the Fund.

Certain Shareholder Reporting and Withholding Requirements (All Funds)

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” (if any), on FinCEN Form 114, Report of

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Foreign Bank and Financial Accounts (FBAR). Shareholders should consult their intermediaries through which a Fund investment is made (if applicable), as well as their tax advisors to determine the applicability to them of this reporting requirement.

FATCA generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends, including Capital Gain Dividends, and the proceeds of the sale, redemption or exchange of Fund shares; depending on the nature of the distribution, such withholding would begin as early as July 1, 2014. Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other withholding or reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Special Considerations for Contract Holders and Plan Participants

The foregoing discussion does not address the tax consequences to Contract holders or Qualified Plan participants of an investment in a Contract or participation in a Qualified Plan. Contract holders investing in a Fund through a Participating Insurance Company separate account, Qualified Plan participants, or persons investing in a Fund through Other Eligible Investors are urged to consult with their Participating Insurance Company, Qualified Plan sponsor, or Other Eligible Investor, as applicable, and their own tax advisors, for more information regarding the U.S. federal income tax consequences to them of an investment in a Fund.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Management Ownership

All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans, and are not available for purchase by individuals. Consequently, as of March 31, 2014, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund.

Principal Shareholders and Control Persons

The tables below identify the names, address and ownership percentage of each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares (Principal Holders) or 25% or more of a Fund’s outstanding shares (Control Persons). A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Fund shareholders. Additional information about Control Persons is provided following the tables. The information, for a Fund provided is as of a date no more than 30 days prior to the date on which a post-effective amendment to the applicable Trust’s registration statement with respect to such Fund.

All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VLI policies or VA contracts, by Qualified Plans, by the Investment Manager, by the general account of SunLife Insurance Company (SunLife) or by certain other eligible investors. At all meetings of shareholders of the Funds each Participating Insurance Company or Qualified Plan sponsor will vote the shares held of record by sub-accounts of its separate accounts only in accordance with the instructions received from the VLI policy, VA contract owners or Qualified Plan participant on behalf of whom such shares are held. All such shares as to which no instructions are received (as well as, in the case of SunLife, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with SunLife’s general account shares being voted in the proportions determined by instructing owners of SunLife VLI policies or VA contracts). Accordingly, each Participating Insurance Company or Qualified Plan sponsor disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of its separate accounts (or, in the case of SunLife, its general account).

Except as otherwise indicated, the information below is as of March 31, 2014.

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
VP — AQR Managed Futures Strategy Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	96.81%	(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	10.87%	N/A
	JPMCB NA CUST FOR VP MODERATE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	46.23%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	33.69%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	7.67%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	97.40%	N/A

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Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
VP — Asset Allocation Fund	AMERICAN SKANDIA LIFE ASSURANCE CO ATTN ALISON MITNICK 1 CORPORATE DRIVE 9TH FLOOR SHELTON CT 06484-6208	Class 1	5.85%	N/A
	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO ATTN DAVID TEN BROECK P O BOX 2999 HARTFORD CT 06104-2999	Class 1	8.49%	N/A
	INDEPENDENCE LIFE AND ANNUITY CO C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS MA 02481-9133	Class 1	17.07%	N/A
	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) ATTN ACCOUNTING CONTROL SC 3241 PO BOX 9134 WELLESLEY HILLS MA 02481-9134	Class 1 Class 2	55.67% 80.19%	60.19%
	SUN LIFE INSURANCE AND ANNUITY CO OF NEW YORK ATTN ACCOUNTING CONTROL SC 3241 PO BOX 9134 WELLESLEY HILLS MA 02481-9134	Class 2	11.37%	N/A
VP — Contrarian Core Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	96.85%	(a)
	JPMCB NA CUST FOR COLUMBIA VP-MANAGED VOLATILITY GROWTH FUND 14201 N DALLAS PKWAY FL 13 DALLAS TX 75254-2916	Class 1	5.66%	N/A
	JPMCB NA CUST FOR COLUMBIA VP-MANAGED VOLATILITY MODERATE GROWTH FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	9.19%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	9.18%	N/A
	JPMCB NA CUST FOR VP MODERATE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	38.53%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	28.52%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	6.39%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	98.11%	N/A

Statement of Additional Information – May 1, 2014	Page 126

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
VP — Core Bond Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	98.86%	(a)
	JPMCB NA CUST FOR VP CONSERVATIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	10.58%	N/A
	JPMCB NA CUST FOR VP MODERATE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	61.74%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	6.82%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	19.85%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	98.84%	N/A
VP — GS Commodity Strategy Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	98.04%	(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	13.87%	N/A
	JPMCB NA CUST FOR VP MODERATE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	51.12%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	28.48%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	5.76%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	98.08%	N/A
VP — MV Conservative Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	90.77%	90.77%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.67%	N/A
VP — MV Conservative Growth Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	91.30%	91.30%

Statement of Additional Information – May 1, 2014	Page 127

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
VP — MV Growth Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.18%	93.18%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.03%	N/A
VP — Multi-Strategy Alternatives Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	95.96%	(a)
	JPMCB NA CUST FOR VP CONSERVATIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	7.81%	N/A
	JPMCB NA CUST FOR VP MODERATE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	52.28%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	19.63%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	17.61%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	97.59%	N/A
VP — Pyrford International Equity Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	94.09%	(a)
	JPMCB NA CUST FOR COLUMBIA VP-MANAGED VOLATILITY GROWTH FUND 14201 N DALLAS PKWAY FL 13 DALLAS TX 75254-2916	Class 1	9.94%	N/A
	JPMCB NA CUST FOR COLUMBIA VP-MANAGED VOLATILITY MODERATE GROWTH FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	16.23%	N/A
	JPMCB NA CUST FOR VP MODERATE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	42.44%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	17.45%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	8.13%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	95.22%	N/A

Statement of Additional Information – May 1, 2014	Page 128

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
VP — Select Large Cap Growth Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class 2	100.00%	97.72%	(a)
	JPMCB NA CUST FOR COLUMBIA VP-MANAGED VOLATILITY GROWTH FUND 14201 N DALLAS PKWAY FL 13 DALLAS TX 75254-2916	Class 1	36.79%	N/A
	JPMCB NA CUST FOR COLUMBIA VP-MANAGED VOLATILITY MODERATE GROWTH FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	60.93%	N/A
VP — Small Cap Value Fund	AUL AMERICAN INDIVIDUAL VARIABLE UNIT TRUST 1 ONE AMERICAN SQ PO BOX 368 INDIANAPOLIS IN 46206-0368	Class 1	7.96%	N/A
	GUARDIAN INSURANCE & ANNUITY CO, INC S/A R B SHARE ATTN: PAUL IANNELLI MAIL STATION 3-S 3900 BURGESS PLACE BETHLEHEM PA 18017-9097	Class 2	19.45%	N/A
	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DRIVE ATTN JOHN STANZIANI WESTCHESTER PA 19380-1478	Class 2	37.47%	36.71%
	LIBERTY LIFE ASSURANCE CO OF BOSTON POLICY HOLDER SVCS—ATTN S LABELLA 100 LIBERTY WAY DOVER NH 03820-4597	Class 1	28.05%	N/A
	NEW YORK LIFE INSURANCE & ANNUITY CORP ATTN CHRISTINE DEMPSEY 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	Class 2	33.56%	32.88%
	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) ATTN ACCOUNTING CONTROL SC 3241 PO BOX 9134 WELLESLEY HILLS MA 02481-9134	Class 1	28.56%	N/A
	TRANSAMERICA LIFE INSURANCE CO RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT 4333 EDGEWOOD RD NE ATTN FMD ACCOUNTING MS 4410 CEDAR RAPIDS IA 52499-0001	Class 1	22.18%	N/A

Statement of Additional Information – May 1, 2014	Page 129

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
VP — Small Company Growth Fund	FARM BUREAU LIFE INSURANCE COMPANY 5400 UNIVERSITY AVE WEST DES MOINES IA 50266-5950	Class 2	25.88%	N/A
	GUARDIAN INSURANCE & ANNUITY CO, INC S/A R B SHARE ATTN: PAUL IANNELLI MAIL STATION 3-S 3900 BURGESS PLACE BETHLEHEM PA 18017-9097	Class 2	73.77%	N/A
	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO ATTN DAVID TEN BROECK PO BOX 2999 HARTFORD CT 06104-2999	Class 1	30.17%	29.78%
	INDEPENDENCE LIFE AND ANNUITY CO C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS MA 02481-9133	Class 1	6.42%	N/A
	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) ATTN ACCOUNTING CONTROL SC 3241 PO BOX 9134 WELLESLEY HILLS MA 02481-9134	Class 1	44.10%	43.54%
VP — Strategic Income Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	88.78%	(a)
	JPMCB NA CUST FOR COLUMBIA VP-MANAGED VOLATILITY MODERATE GROWTH FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	9.95%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	5.51%	N/A
	JPMCB NA CUST FOR VP MODERATE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	46.07%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	20.21%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class 1	9.61%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	46.29%	N/A
	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) ATTN ACCOUNTING CONTROL SC 3241 PO BOX 9134 WELLESLEY HILLS MA 02481-9134	Class 2	41.47%	N/A
	SUN LIFE INSURANCE AND ANNUITY CO OF NEW YORK ATTN ACCOUNTING CONTROL SC 3241 PO BOX 9134 WELLESLEY HILLS MA 02481-9134	Class 2	7.24%	N/A

(a)	A combination of investments made by the Investment Manager and/or by other Funds managed by the Investment Manager.

Statement of Additional Information – May 1, 2014	Page 130

The Investment Manager, a Minnesota limited liability company, is a wholly-owned subsidiary of Ameriprise Financial, Inc. Other Columbia Funds managed by the Investment Manager may hold more than 25% of a Fund.

RiverSource Life Account for Inside Distribution (RiverSource Life Insurance Company) is a Minnesota corporation. RiverSource Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Sun Life Assurance Company of Canada (U.S.) is a Delaware corporation. Sun Life Assurance Company of Canada (U.S.) is a wholly-owned subsidiary of Sun Life Financial.

ING USA Annuity and Life Insurance Company is an Iowa Corporation. ING USA Annuity and Life Insurance Company is a wholly-owned subsidiary of ING U.S., Inc.

New York Life Insurance & Annuity Corporation is a Delaware Corporation. New York Life Insurance & Annuity Corporation is a wholly-owned subsidiary of New York Life Insurance Company.

Hartford Life Insurance Company is a Connecticut Corporation. Hartford Life Insurance Company is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc.

Statement of Additional Information – May 1, 2014	Page 131

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the SEC and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Statement of Additional Information – May 1, 2014	Page 132

Appendix A

DESCRIPTION OF RATINGS

The ratings of S&P, Moody’s and Fitch represent their opinions as to quality. These ratings are not absolute standards of quality and are not recommendations to purchase, sell or hold a security. Issuers and issues are subject to risks that are not evaluated by the rating agencies.

S&P’s Debt Ratings

Long-Term Issue Credit Ratings

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper.

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Statement of Additional Information – May 1, 2014	A-1

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Municipal Short-Term Note Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody’s Long-Term Debt Ratings

Global Long-Term Rating Scale

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Global Short-Term Rating Scale

Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability to repay short-term obligations.

Issuers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt and Demand Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to U.S. municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term

Statement of Additional Information – May 1, 2014	A-2

municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

The MIG 1 designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

The MIG 3 designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

The SG designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

The VMIG 1 designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The VMIG 2 designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The VMIG 3 designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The SG designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch’s Ratings

Corporate Finance Obligations – Long-Term Rating Scales

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

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BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative.

‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk.

‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk.

‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk.

‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics.

Short-Term Ratings Assigned to Issuers or Obligations in Corporate, Public and Structured Finance

F1: Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality.

The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality.

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk.

Default is a real possibility.

RD: Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default.

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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Appendix C

Proxy Voting Guidelines

Columbia Management Investment Advisers, LLC

Proxy Voting Guidelines

Effective January 1, 2012

Set forth on the following pages are guidelines adopted and used by Columbia Management Investment Advisers, LLC (the “Adviser”, “We”, “Us” or “Our”) in voting proxies (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Adviser may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

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Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Adviser generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Adviser generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence — A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance — A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding — A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership — A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair — A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence — A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship — A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance — A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Adviser will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Adviser will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Adviser will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Adviser uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Adviser generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Adviser generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Removal of Directors

The Adviser generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Adviser will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Statement of Additional Information – May 1, 2014	C-2

Board Vacancies

The Adviser generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Adviser generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Adviser generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Adviser generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Adviser generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Adviser will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Adviser will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Adviser generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Vote Unmarked Proxies

The Adviser generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Adviser generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Adviser will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Statement of Additional Information – May 1, 2014	C-3

Director and Officer Indemnification

The Adviser will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Adviser generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Adviser supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Adviser generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Adviser will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Adviser will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Adviser generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Approve or Amend Employee Stock Purchase Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Statement of Additional Information – May 1, 2014	C-4

Stock Option Repricing or Exchanges

The Adviser generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Adviser generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Adviser will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Adviser generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Adviser generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Adviser generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Adviser will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Adviser generally votes in accordance with recommendations made by its third party research provider, taking into consideration the company’s pay for performance results and certain elements of the Compensation Discussion and Analysis disclosure.

Executive Severance Agreements

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Approve or Amend Deferred Compensation Plans for Directors

The Adviser generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Adviser generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Adviser will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Adviser will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred

Statement of Additional Information – May 1, 2014	C-5

stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, the Adviser will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Adviser also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Adviser generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Adviser generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Adviser generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Adviser generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Adviser will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Adviser will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Adviser generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Adviser generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

Recapitalization

The Adviser generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Adviser generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Adviser will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Adviser will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Adviser will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Adviser will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Adviser will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Statement of Additional Information – May 1, 2014	C-6

Bundled Proposals

The Adviser generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Adviser will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Adviser generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Adviser generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Adviser generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Adviser generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Auditors

Ratify or Appoint Auditors

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Adviser will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Adviser will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Adviser generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or

Statement of Additional Information – May 1, 2014	C-7

animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Adviser generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Adviser generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Adviser generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.).

Executive Compensation Report

The Adviser generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Pay Equity

The Adviser will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Adviser generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Adviser generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Adviser generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Adviser generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Statement of Additional Information – May 1, 2014	C-8

Propose Publications Media

The Adviser generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Adviser generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Adviser generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Authorize Board to Ratify and Execute Approved Resolutions

The Adviser generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Adviser generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Adviser generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Adviser generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Adviser generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Adviser generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Statement of Additional Information – May 1, 2014	C-9

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Adviser generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Approve Allocation of Income and Dividends

The Adviser generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Adviser generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Adviser generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Adviser generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Adviser generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Adviser generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Adviser generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Adviser generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Adviser generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Adviser generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Adviser generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

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Allotment of Unissued Shares

The Adviser generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Authority to Allot Shares for Cash

The Adviser generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Adviser will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors’ Report

The Adviser generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Adviser generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Adviser generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

C-6512 F (5/14)

Statement of Additional Information – May 1, 2014	C-11

Part C. OTHER INFORMATION

Columbia Variable Portfolio – Asset Allocation Fund (CAAF)

Columbia Variable Portfolio – Contrarian Core Fund (CCCF)

Columbia Variable Portfolio – Core Bond Fund (CCBF)

Columbia Variable Portfolio – Managed Volatility Conservative Fund (CMVCF)

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (CMVCGF)

Columbia Variable Portfolio – Managed Volatility Growth Fund (CMVGF)

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (CMSAF)

Columbia Variable Portfolio – Select Large Cap Growth Fund (CSLCGF)

Columbia Variable Portfolio – Small Cap Value Fund (CSCVF)

Columbia Variable Portfolio – Small Company Growth Fund (CSCGF)

Columbia Variable Portfolio – Strategic Income Fund (CSIF)

Variable Portfolio – AQR Managed Futures Strategy Fund (AMFSF)

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (GSCSF)

Variable Portfolio – Pyrford International Equity Fund (PIEF)

Item 28.	Exhibits:

(a)(1) Second Amended and Restated Agreement and Declaration of Trust, dated April 12, 2006, is incorporated by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on February 29, 2008.

(a)(2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust, dated June 14, 2006, is incorporated by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on February 29, 2008.

(a)(3) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust, dated February 15, 2011, is incorporated by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on January 18, 2012.

(b) Amended and Restated By-Laws is incorporated by reference to Post-Effective Amendment No. 29 to this Registration Statement filed on or about April 10, 2006.

(c) Not Applicable.

(d)(1)(i) Investment Management Services Agreement, by and between Columbia Management Investment Advisers, LLC and the Registrant, dated as of May 1, 2010, is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on April 29, 2011.

(d)(1)(ii) Amendment No. 1 to Investment Management Services Agreement, dated as of February 28, 2011, is incorporated by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on January 18, 2012.

(d)(1)(iii) Amendment No. 2 to Investment Management Services Agreement, dated as of April 17, 2012, is incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement filed on April 17, 2012.

(d)(1)(iv) Amendment No. 3 to Investment Management Services Agreement, dated as of April 10, 2013, is incorporated by reference to Post-Effective Amendment No. 49 to this Registration Statement filed on April 10, 2013.

(d)(2) Form of Subadvisory Agreement between Columbia Management Investment Advisers, LLC and subadvisers is incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement filed on April 17, 2012.

(d)(3) Form of Delegation Agreement is incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement filed on April 17, 2012.

(d)(4) Form of Investment Management Services Agreement between Columbia Management Investment Advisers, LLC and any subsidiaries of AMFSF, CMSAF and GSCSF is incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement filed on April 17, 2012.

(e)(1)(i) Distribution Agreement, by and between the Registrant and Columbia Management Investment Distributors, Inc., dated as of September 7, 2010, is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on April 29, 2011.

(e)(1)(ii) Restated Schedule I to the Distribution Agreement, dated as of April 10, 2013, is incorporated by reference to Post-Effective Amendment No. 49 to this Registration Statement filed on April 10, 2013.

(f) Not applicable.

(g)(1) Second Amended and Restated Master Global Custody Agreement between certain Funds and JPMorgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on April 29, 2011.

(h)(1)(i) Administrative Services Agreement by and among the Registrant, Columbia Funds Series Trust I and Columbia Management Investment Advisers, LLC, dated as of May 1, 2010, is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on April 29, 2011.

(h)(1)(ii) Amendment No. 1 to Administrative Services Agreement by and among the Registrant, Columbia Funds Series Trust I and Columbia Management Investment Advisers, LLC, dated as of February 28, 2011, is incorporated by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on January 18, 2012.

(h)(1)(iii) Amendment No. 2 to Administrative Services Agreement by and among the Registrant, Columbia Funds Series Trust I and Columbia Management Investment Advisers, LLC, dated as of March 14, 2012, is incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement filed on April 17, 2012.

(h)(1)(iv) Form of Administrative Services Agreement between Columbia Management Investment Advisers, LLC and any subsidiaries of AMFSF, CMSAF and GSCSF is incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement filed on April 17, 2012.

(h)(1)(v) Amendment No. 3 to Administrative Services Agreement by and among the Registrant, Columbia Funds Series Trust I and Columbia Management Investment Advisers, LLC, dated as of June 18, 2012, is incorporated by reference to Post-Effective Amendment No. 49 to this Registration Statement filed on April 10, 2013.

(h)(1)(vi) Amendment No. 4 to Administrative Services Agreement by and among the Registrant, Columbia Funds Series Trust I and Columbia Management Investment Advisers, LLC, dated as of April 10, 2013, is incorporated by reference to Post-Effective Amendment No. 49 to this Registration Statement filed on April 10, 2013.

(h)(1)(vii) Restated Schedule A and Schedule B, effective March 10, 2014, to the Administrative Services Agreement, by and between Registrant, the other parties listed on Schedule A, and Columbia Management Investment Advisers, LLC, dated as of May 1, 2010, filed herewith.

(h)(2)(i) Transfer and Dividend Disbursing Agent Agreement, dated as of September 7, 2010 with Schedule A dated as of September 7, 2010, by and between the Registrant and Columbia Management Investment Services Corp., is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on April 29, 2011.

(h)(2)(ii) Restated Schedule A and Schedule B to Transfer and Dividend Disbursing Agent Agreement, dated as of April 10, 2013, are incorporated by reference to Post-Effective Amendment No. 49 to this Registration Statement filed on April 10, 2013.

(h)(3)(i) Amended and Restated Participation Agreement, dated April 3, 1998, among the Registrant, Keyport Life Insurance Company and Keyport Financial Services Corp, is incorporated by reference to Post-Effective Amendment No. 13 to this Registration Statement filed April 28, 1998.

(h)(3)(ii) Participation Agreement, dated as of October 1, 1993, among the Registrant, Keyport Financial Services Corp. and Independence Life Annuity Company, is incorporated by reference to Post-Effective Amendment No. 14 to this Registration Statement filed May 27, 1998.

(h)(3)(iii) Participation Agreement, dated as of April 15, 1994, among the Registrant, Transamerica Occidental Life Insurance Company, Stein Roe and Charles Schwab & Co., Inc., is incorporated by reference to Post-Effective Amendment No. 14 to this Registration Statement filed May 27, 1998.

(h)(3)(iv) Participation Agreement, dated as of December 1, 1994, among the Registrant, First Transamerica Life Insurance Company, Stein Roe and Charles Schwab & Co., Inc., is incorporated by reference to Post-Effective Amendment No. 14 to this Registration Statement filed May 27, 1998.

(h)(3)(v) Participation Agreement, dated May 8, 1998, among the Registrant, Keyport Benefit Life Insurance Company, and Keyport Financial Services Corp., is incorporated by reference to Post-Effective Amendment No. 14 to this Registration Statement filed May 27, 1998.

(h)(3)(vi) Form of Fund Participation Agreement is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on April 29, 2011.

(h)(4)(i) Amended and Restated Fee Waiver and Expense Cap Agreement by and among the Registrant, Columbia Funds Series Trust I, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp., dated as of June 1, 2011, is incorporated by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on January 18, 2012.

(h)(4)(ii) Restated Schedule A, effective March 10, 2014, to the Amended and Restated Fee Waiver and Expense Cap Agreement, by and among Registrant, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp., filed herewith.

(i)(1) Opinion and consent of counsel with respect to CAAF, CSCGF, CSCVF and CSIF, is incorporated by reference to Post-Effective Amendment No. 29 to this Registration Statement filed on or about April 10, 2006.

(i)(2) Opinion and consent of counsel with respect to CSLCGF, is incorporated by reference to Post-Effective Amendment No. 34 to this Registration Statement filed on August 29, 2008.

(i)(3) Opinion and consent of counsel with respect to CCCF, AMFSF, CMSAF and GSCSF, is incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement filed on April 17, 2012.

(i)(4) Opinion and consent of counsel with respect to CCBF, CMVCF, CMVCGF, CMVGF and PIEF is incorporated by reference to Post-Effective Amendment No. 49 to this Registration Statement filed on April 10, 2013.

(j)(1)(i) Consent of PricewaterhouseCoopers LLP with respect to CAAF, CCCF, CCBF, CMSAF, CSLCGF, CSCVF, CSCGF, CSIF, AMFSF, GSCSF and PIEF, filed herewith.

(j)(1)(ii) Consent of PricewaterhouseCoopers LLP with respect to CMVCF, CMVCGF and CMVGF, filed herewith.

(k) Not applicable.

(l) Not applicable.

(m)(1) Rule 12b-1 Inter-Distributor Agreement, dated June 1, 2000, is incorporated by reference to Post-Effective Amendment No. 19 to this Registration Statement filed on June 1, 2000.

(m)(2) Amended and Restated Distribution Plan effective March 10, 2014, filed herewith.

(n) Not applicable.

(o) Rule 18f-3 Multi-Class Plan is incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement filed on April 17, 2012.

(p)(1) Columbia Funds Family Code of Ethics is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on April 29, 2011.

(p)(2) Code of Ethics of Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc., dated July 1, 2012, is incorporated by reference to Post-Effective Amendment No. 50 to this Registration Statement filed on April 30, 2013.

(p)(3) Code of Ethics of AQR Capital Management, LLC (subadviser of AMFSF), is incorporated by reference to Post-Effective Amendment No. 50 to this Registration Statement filed on April 30, 2013.

(p)(4) Code of Ethics of Goldman Sachs Asset Management, L.P. (subadviser of GSCSF), effective February 6, 2012, is incorporated by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on February 15, 2013.

(p)(5) Code of Ethics of Pyrford International Ltd. (subadviser of PIEF), is incorporated by reference to Post-Effective Amendment No. 50 to this Registration Statement filed on April 30, 2013.

(q)(1) Power of Attorney for Joseph F. DiMaria, dated May 1, 2010, is incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about May 28, 2010.

(q)(2) Power of Attorney for Michael G. Clarke, dated May 1, 2010, is incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about May 28, 2010.

(q)(3) Power of Attorney for J. Kevin Connaughton, dated May 1, 2010, is incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about May 28, 2010.

(q)(4) Power of Attorney for Rodman L. Drake, Douglas A. Hacker, Janet Langford Kelly, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson and Anne-Lee Verville, dated May 1, 2010, is incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and
811-04367), filed with the Commission on or about May 28, 2010.

(q)(5) Power of Attorney for David M. Moffett, dated May 1, 2011, is incorporated by reference to Post-Effective Amendment No.40 to this Registration Statement filed on May 20, 2011.

(q)(6) Power of Attorney for Nancy T. Lukitsh, dated August 24, 2011, is incorporated by reference to Post-Effective Amendment No. 41 to this Registration Statement filed on January 18, 2012.

(q)(7) Power of Attorney for William F. Truscott, dated March 9, 2012, is incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on March 30, 2012.

Item 29.	Persons Controlled by or under Common Control with Registrant

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), as sponsor of the Columbia funds, may make initial capital investments in Columbia funds (seed accounts). Columbia Management also serves as investment manager of certain Columbia funds-of-funds that invest primarily in shares of affiliated funds (the “underlying funds”). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain Columbia funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion as the vote of the direct public shareholders vote; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.

Item 30.	Indemnification

Article Five of the Bylaws of Registrant provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (“Covered Persons”) under specified circumstances, all as more fully set forth in the Registrant’s Bylaws, which have been filed as an exhibit to this registration statement.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, no Covered Person is indemnified under the Bylaws against any liability to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Covered Person’s office.

Pursuant to the Distribution Agreement, Columbia Management Distributors, Inc. agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the registration statement. The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable.

Item 31.	Business and Other Connections of Investment Adviser

To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (the Adviser), the Registrant’s investment adviser, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

(a) The Adviser, a wholly-owned subsidiary of Ameriprise Financial, Inc. performs investment advisory services for the Registrant and certain other clients. Information regarding the business of the Adviser and certain of its officers is set forth in the Prospectuses and Statements of Additional Information of the Registrant’s portfolios and is incorporated herein by reference. Information about the business of the Adviser and the directors and principal executive officers of the Adviser is also included in the Form ADV filed by the Adviser (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with the Adviser, certain directors and officers of the Adviser also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries.

Item 32.	Principal Underwriter

(a)	Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant: Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I; and Wanger Advisors Trust.

(b)	As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant

William F. “Ted” Truscott	Director (Chairman); Chief Executive Officer	Trustee and Senior Vice President

Amy Unckless	Director; President and Chief Administrative Officer	None

Jeffrey F. Peters	Director; Managing Director and Head of Global Institutional Distribution	None

Dave K. Stewart	Chief Financial Officer	None

Scott R. Plummer	Senior Vice President, Chief Counsel and Assistant Secretary	Senior Vice President, Chief Legal Officer and Assistant Secretary

Stephen O. Buff	Vice President, Chief Compliance Officer	None

Hector DeMarchena	Vice President, Institutional Asset Management Product Administration and Assistant Treasurer	None

Mark Dence	Vice President, National Sales Manager IO	None

Joe Feloney	Vice President, National Sales Manager – US Trust/Private Wealth Management	None

Leslie Moon	Vice President, Mutual Fund Technology	None

Brian Walsh	Vice President, Strategic Relations	None

Thomas R. Moore	Secretary	None

Michael E. DeFao	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Paul Goucher	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Tara Tilbury	Vice President and Assistant Secretary	Assistant Secretary

Nancy W. LeDonne	Vice President and Assistant Secretary	None

Ryan C. Larrenaga	Vice President and Assistant Secretary	Assistant Secretary

Joseph L. D’Alessandro	Vice President and Assistant Secretary	Assistant Secretary

Christopher O. Petersen	Vice President and Assistant Secretary	Vice President and Secretary

Eric T. Brandt	Vice President and Assistant Secretary	None

James L. Hamalainen	Treasurer	None

Ken Murphy	Anti-Money Laundering Officer	Money Laundering Prevention Officer and Identity Theft Prevention Officer

Kevin Wasp	Ombudsman	None

Lee Faria	Conflicts Officer	None

*	c/o Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110

c)	Not applicable.

Item 33.	Location of Accounts and Records

Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:

•	Registrant, 225 Franklin Street, Boston, MA 02110;

•	Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 225 Franklin Street, Boston, MA 02110;

•	Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110;

•	Registrant’s transfer agent, Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA 02110;

•	Registrant’s custodian, JP Morgan Chase Bank, N.A., 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005;

•	Registrant’s former custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111;

•	Registrant’s former subadviser, Nordea Investment Management North America, Inc., 437 Madison Avenue, New York, NY 10022;

•	Registrant’s subadviser, AQR Capital Management, LLC,Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830;

•	Registrant’s subadviser, Eaton Vance Management, Two International Place, Boston, MA 02110;

•	Registrant’s subadviser, Goldman Sachs Asset Management, L.P., 200 West Street, New York, NY 10282; and

•	Registrant’s subadviser, Pyrford International Ltd., 79 Grosvenor Street, London W1K 3JU England.

In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Columbia Funds Variable Insurance Trust is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS VARIABLE INSURANCE TRUST, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 29th day of April, 2014.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 2014.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ William E. Mayer* William E. Mayer	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ David M. Moffett* David M. Moffett	Trustee

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	/s/ Charles R. Nelson* Charles R. Nelson	Trustee

/s/ Rodman L. Drake* Rodman L. Drake	Trustee	/s/ John J. Neuhauser* John J. Neuhauser	Trustee

/s/ Douglas A. Hacker* Douglas A. Hacker	Trustee	/s/ Patrick J. Simpson* Patrick J. Simpson	Trustee

/s/ Janet Langford Kelly* Janet Langford Kelly	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Nancy T. Lukitsh* Nancy T. Lukitsh	Trustee	/s/ Anne-Lee Verville* Anne-Lee Verville	Trustee

*	By:	/s/ Ryan C. Larrenaga
	Name:	Ryan C. Larrenaga**
Attorney-in-fact

**	Executed by Ryan C. Larrenaga on behalf of William F. Truscott pursuant to a Power of Attorney dated March 9, 2012 and incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on March 30, 2012, on behalf of Nancy T. Lukitsh pursuant to a Power of Attorney dated August 24, 2011 and incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on January 18, 2012, on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 20, 2011, and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A, filed with the Commission on May 28, 2010.

SIGNATURES

VPGMA Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, with respect only to information that specifically relates to VPGMA Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 29th day of April, 2014.

VPGMA OFFSHORE FUND, LTD.

By	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, with respect only to information that specifically relates to VPGMA Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 29th day of April, 2014.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, VPGMA Offshore Fund, Ltd

/s/ Tony P. Haugen Tony P. Haugen	Director, VPGMA Offshore Fund, Ltd

/s/ Paul D. Pearson Paul D. Pearson	Director, VPGMA Offshore Fund, Ltd

SIGNATURES

VPMF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Variable Portfolio – AQR Managed Futures Strategy Fund, with respect only to information that specifically relates to VPMF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 29th day of April, 2014.

VPMF OFFSHORE FUND, LTD.

By	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Variable Portfolio – AQR Managed Futures Strategy Fund, with respect only to information that specifically relates to VPMF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 29th day of April, 2014.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, VPMF Offshore Fund, Ltd

/s/ Tony P. Haugen Tony P. Haugen	Director, VPMF Offshore Fund, Ltd

/s/ Paul D. Pearson Paul D. Pearson	Director, VPMF Offshore Fund, Ltd

SIGNATURES

VPCS Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Variable Portfolio – Goldman Sachs Commodity Strategy Fund, with respect only to information that specifically relates to VPCS Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 29th day of April, 2014.

VPCS OFFSHORE FUND, LTD.

By	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Variable Portfolio – Goldman Sachs Commodity Strategy Fund, with respect only to information that specifically relates to VPCS Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 29th day of April, 2014.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, VPCS Offshore Fund, Ltd

/s/ Tony P. Haugen Tony P. Haugen	Director, VPCS Offshore Fund, Ltd

/s/ Paul D. Pearson Paul D. Pearson	Director, VPCS Offshore Fund, Ltd

EXHIBIT INDEX

Exhibit No.	Description

(h)(1)(vii)	Restated Schedule A and Schedule B, effective March 10, 2014, to the Administrative Services Agreement, by and between Registrant, the other parties listed on Schedule A, and Columbia Management Investment Advisers, LLC

(h)(4)(ii)	Restated Schedule A, effective March 10, 2014, to the Amended and Restated Fee Waiver and Expense Cap Agreement by and among Registrant, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp.

(j)(1)(i)	Consent of PricewaterhouseCoopers LLP with respect to CAAF, CCCF, CCBF, CMSAF, CSLCGF, CSCVF, CSCGF, CSIF, AMFSF, GSCSF and PIEF

(j)(1)(ii)	Consent of PricewaterhouseCoopers LLP with respect to CMVCF, CMVCGF and CMVGF

(m)(2)	Amended and Restated Distribution Plan, effective March 10, 2014